Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	UNIVERSAL HOSPITAL SERVICES INC
Entity Central Index Key	0000886171
Document Type	S-4
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Current assets:
Accounts receivable, less allowance for doubtful accounts of $2,015 at September 30, 2012, $1,919 at December 31, 2011 and $2,000 at December 31, 2010	$ 59,962
Inventories	4,761
Deferred income taxes	10,715
Other current assets	3,342
Total current assets	78,780
Property and equipment, net:
Medical equipment, net	206,842
Property and office equipment, net	20,762
Total property and equipment, net	227,604
Other long-term assets:
Goodwill	280,211
Other intangibles, net	234,915
Other, primarily deferred financing costs, net	11,518
Total assets	833,028
Current liabilities:
Current portion of long-term debt	3,764
Book overdrafts	3,566
Accounts payable	26,943
Accrued compensation	11,648
Accrued interest	3,601
Other accrued expenses	9,472
Total current liabilities	58,994
Long-term debt, less current portion	521,281
Interest rate swap	16,347
Pension and other long-term liabilities	6,302
Payable to Parent	13,702
Deferred income taxes	69,663
Commitments and contingencies
Shareholders' equity
Common stock, $0.01 par value; 1,000 shares authorized, issued and outstanding at September 30, 2012, December 31, 2011, and December 31, 2010
Additional paid-in capital	248,794
Accumulated deficit	(87,276)
Accumulated other comprehensive loss	(14,779)
Total Universal Hospital Services, Inc. equity	146,739
Total equity	146,739
Total liabilities and equity	$ 833,028

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 2,015	$ 1,919	$ 2,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Medical equipment outsourcing	$ 74,134	$ 69,002	$ 226,599	$ 205,159	$ 275,910	$ 245,145	$ 232,623
Technical and professional services	20,066	13,852	62,545	36,083	54,058	44,426	42,395
Medical equipment sales and remarketing	7,619	6,490	23,250	17,972	25,188	22,541	22,186
Total revenues	101,819	89,344	312,394	259,214	355,156	312,112	297,204
Cost of Sales
Cost of medical equipment outsourcing	28,736	23,814	77,273	72,785	97,703	86,210	83,553
Cost of technical and professional services	14,455	10,540	47,109	26,650	40,518	31,690	30,539
Cost of medical equipment sales and remarketing	6,014	5,215	18,112	14,115	19,734	16,342	18,177
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	67,309	56,575	194,823	165,228	225,987	203,738	196,536
Gross margin	34,510	32,769	117,571	93,986	129,169	108,374	100,668
Selling, general and administrative	29,885	22,756	86,251	72,247	100,948	89,336	84,225
Acquisition and integration expenses	58	622	352	2,621	3,483
Operating income	4,567	9,391	30,968	19,118	24,738	19,038	16,443
Interest expense	13,530	15,122	43,534	39,572	55,020	46,457	46,505
Loss before income taxes and non controlling interest	(21,302)	(5,731)	(24,905)	(20,454)	(30,282)	(27,419)	(30,062)
Provision (benefit) for income taxes	90	(145)	(2,883)	(6,410)	(8,343)	1,692	(11,489)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)	(29,111)	(18,573)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	$ (21,594)	$ (5,745)	$ (22,590)	$ (14,341)	$ (22,390)	$ (29,111)	$ (18,573)

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated net loss	$ (21,392)	$ (5,586)	$ (22,022)	$ (14,044)	$ (21,939)	$ (29,111)	$ (18,573)
Other comprehensive income:
Gain (loss) on minimum pension liability, net of tax					(4,136)	(980)	572
Gain on cash flow hedge, net of tax		1,970	2,887	5,254	7,088	2,839	3,541
Total other comprehensive income		1,970	2,887	5,254	2,952	1,859	4,113
Comprehensive loss	(21,392)	(3,616)	(19,135)	(8,790)	(18,987)	(27,252)	(14,460)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	$ (21,594)	$ (3,775)	$ (19,703)	$ (9,087)	$ (19,438)	$ (27,252)	$ (14,460)

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Universal Hospital Services, Inc.	Non controlling Interests
Balances at Dec. 31, 2008	$ 188,451	$ 248,794	$ (39,592)	$ (20,751)	$ 188,451
Increase (Decrease) in Stockholders' Equity
Net loss	(18,573)		(18,573)		(18,573)
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $0, $115 and $373 for the year ended 2011, 2010 and 2009, respectively	572			572	572
Unrealized gain on cash flow hedge, net of tax of $4,504, $2,100 and $2,340 for the year ended 2011, 2010 and 2009, respectively	3,541			3,541	3,541
Balances at Dec. 31, 2009	173,991	248,794	(58,165)	(16,638)	173,991
Increase (Decrease) in Stockholders' Equity
Net loss	(29,111)		(29,111)		(29,111)
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $0, $115 and $373 for the year ended 2011, 2010 and 2009, respectively	(980)			(980)	(980)
Unrealized gain on cash flow hedge, net of tax of $4,504, $2,100 and $2,340 for the year ended 2011, 2010 and 2009, respectively	2,839			2,839	2,839
Balances at Dec. 31, 2010	146,739	248,794	(87,276)	(14,779)	146,739
Increase (Decrease) in Stockholders' Equity
Net loss	(14,044)		(14,341)			297
Unrealized gain on cash flow hedge, net of tax of $4,504, $2,100 and $2,340 for the year ended 2011, 2010 and 2009, respectively	5,254
Consolidation of Emergent Group non controlling interests	379					379
Dividend and equity distribution	(34,500)	(34,500)
Cash distributions to non controlling interests	(291)					(291)
Contributions from new members to non controlling interests	7					7
Balances at Sep. 30, 2011	103,544	214,294	(101,617)	(9,525)		392
Balances at Dec. 31, 2010	146,739	248,794	(87,276)	(14,779)	146,739
Increase (Decrease) in Stockholders' Equity
Net loss	(21,939)		(22,390)		(22,390)	451
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $0, $115 and $373 for the year ended 2011, 2010 and 2009, respectively	(4,136)			(4,136)	(4,136)
Unrealized gain on cash flow hedge, net of tax of $4,504, $2,100 and $2,340 for the year ended 2011, 2010 and 2009, respectively	7,088			7,088	7,088
Consolidation of Emergent Group non controlling interests	379					379
Dividend and equity distribution	(34,500)	(34,500)			(34,500)
Cash distributions to non controlling interests	(451)					(451)
Contributions from new members to non controlling interests	7					7
Balances at Dec. 31, 2011	93,187	214,294	(109,666)	(11,827)	92,801	386
Increase (Decrease) in Stockholders' Equity
Net loss	(22,022)		(22,590)			568
Unrealized gain on cash flow hedge, net of tax of $4,504, $2,100 and $2,340 for the year ended 2011, 2010 and 2009, respectively	2,887
Cash distributions to non controlling interests	(571)					(571)
Balances at Sep. 30, 2012	$ 73,481	$ 214,294	$ (132,256)	$ (8,940)		$ 383

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity and Other Comprehensive Loss
Unrealized gain (loss) on minimum pension liability adjustment, tax	$ 0	$ 115	$ 373
Unrealized gain on cash flow hedge, tax	$ 4,504	$ 2,100	$ 2,340

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net loss	$ (29,111)	$ (18,573)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	78,001	72,762
Amortization of intangibles, deferred financing costs and bond premium	16,295	16,692
Provision for doubtful accounts	213	1,546
Provision for inventory obsolescence	105	(1)
Non-cash stock-based compensation expense	7,333	1,330
Loss (gain) on sales and disposals of equipment	(145)	158
Deferred income taxes	1,401	(11,767)
Changes in operating assets and liabilities:
Accounts receivable	(96)	(7,511)
Inventories	370	392
Other operating assets	(445)	(609)
Accounts payable	1,802	1,097
Other operating liabilities	433	472
Net cash provided by operating activities	76,156	55,988
Cash flows from investing activities:
Medical equipment purchases	(70,671)	(48,827)
Property and office equipment purchases	(6,327)	(4,700)
Proceeds from disposition of property and equipment	2,793	3,119
Other		(142)
Net cash used in investing activities	(74,205)	(50,550)
Cash flows from financing activities:
Proceeds under senior secured credit facility	146,529	78,000
Payments under senior secured credit facility	(132,029)	(88,600)
Payments of principal under capital lease obligations	(5,052)	(4,477)
Proceeds from short term investments used as collateral		1,500
Payment of deferred financing costs	(1,746)
Proceeds from exercise of Parent company stock options	28
Repayment of 10.125% senior notes	(9,945)
Change in book overdrafts	264	(3,867)
Net cash provided by financing activities	(1,951)	(17,444)
Net change in cash and cash equivalents		(12,006)
Cash and cash equivalents at the beginning of period		12,006
Supplemental cash flow information:
Interest paid	43,998	44,295
Income taxes paid	170	238
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	11,761	4,695
Capital lease additions	$ 6,923	$ 2,353

Consolidated Statements of Cash Flows (Parenthetical) (10.125% Senior Notes)	Jun. 14, 2010	Dec. 31, 2009
10.125% Senior Notes
Long-Term Debt
Senior notes, rate of interest (as a percent)	10.13%	10.13%

Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation
Basis of Presentation

1.                                      Basis of Presentation

The interim consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared by Universal Hospital Services, Inc. (“we”, “our”, “us”, the “Company”, or “UHS”) without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).  Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted, pursuant to such rules and regulations.  These consolidated financial statements should be read in conjunction with the financial statements and related notes included in the Company’s 2011 Annual Report on Form 10-K/A filed with the SEC.

Acquisitions are described in Note 3, Acquisitions, and results of acquisitions are included in UHS’s consolidated results of operations since the date of acquisition.

The interim consolidated financial statements presented herein as of September 30, 2012, reflect, in the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations and cash flows for the periods presented.  These adjustments are of a normal, recurring nature.  The results of operations for any interim period are not necessarily indicative of results for the full year.

We are required to make estimates and assumptions about future events in preparing consolidated financial statements in conformity with GAAP.  These estimates and assumptions affect the amounts of assets, liabilities, revenues and expenses at the date of the unaudited consolidated financial statements.  While we believe that our past estimates and assumptions have been materially accurate, our current estimates are subject to change if different assumptions as to the outcome of future events are made.  We evaluate our estimates and judgments on an ongoing basis and predicate those estimates and judgments on historical experience and on various other factors that we believe to be reasonable under the circumstances.  We make adjustments to our assumptions and judgments when facts and circumstances dictate.  Since future events and their effects cannot be determined with absolute certainty, actual results may differ from the estimates used in preparing the accompanying unaudited consolidated financial statements.

A description of our significant accounting policies is included in our 2011 Annual Report on Form 10-K/A. There have been no material changes to these policies for the nine months ended September 30, 2012.

Principles of Consolidation

The consolidated financial statements include the accounts of UHS and its wholly owned subsidiary, UHS Surgical Services, Inc. (“Surgical Services”) since the acquisition of its predecessor companies, Emergent Group Inc. (“Emergent”) and PRI Medical Technologies, Inc. on April 1, 2011. In addition, in accordance with guidance issued by the Financial Accounting Standards Board (“FASB”), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies (“LLCs”) referred to in Note 12, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.

1. Basis of Presentation

        Universal Hospital Services, Inc. ("we", "our", "us", the "Company" or "UHS") is a nationwide provider of medical equipment management and service solutions to the United States health care industry. The Company's services fall into three reporting segments: medical equipment outsourcing, technical and professional services, and medical equipment sales and remarketing.

        All of our outstanding capital stock is owned by UHS Holdco, Inc. ("Parent"), which acquired the Company in a recapitalization in May 2007 (the "Transaction"). Parent is owned by affiliates of Irving Place Capital Merchant Manager III, L.P. ("IPC") and certain members of our management.

        On April 1, 2011 we completed our acquisition of Emergent Group Inc. ("Emergent Group") for a total purchase price of approximately $65.3 million as described in Note 3, Acquisitions. The results of operations of this acquisition have been included in UHS's consolidated results of operations since the date of acquisition and also included in the medical equipment outsourcing segment. Effective December 31, 2011, Emergent Group was merged into its principal operating subsidiary, PRI Medical Technologies, Inc. ("PRI Medical") with PRI Medical the surviving entity. Also, on December 31, 2011, PRI Medical's name was changed to UHS Surgical Services, Inc. ("Surgical Services").

        On May 31, 2011 we acquired certain assets of an equipment rental division of a medical equipment manufacturer for approximately $6.5 million. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

        On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration. The $5.5 million purchase price included $0.5 million of debt which was paid off at closing. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

        On January 3, 2012, we completed the acquisition, effective January 1, 2012, of all of the outstanding stock of a surgical laser equipment service provider for approximately $16.4 million in cash consideration, funded primarily from the Senior Secured Credit Facility. This acquisition expands our national footprint in the laser and mobile surgical services market and is not expected to have a material impact on our results of operations or our financial position for the 2012 fiscal year.

Principles of Consolidation

        The consolidated financial statements include the accounts of UHS and of Surgical Services, its wholly owned subsidiary, since its acquisition on April 1, 2011. In addition, in accordance with guidance issued by the Financial Accounting Standards Board ("FASB"), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies ("LLCs") referred to in Note 13, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Cash and Cash Equivalents

        The Company considers money market accounts and other highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Short-term Investments

        Marketable securities with original purchase maturities greater than three months, but less than twelve months are classified as short-term investments. At December 31, 2011, we did not own any short-term investments.

Accounts Receivable and Allowance for Doubtful Accounts

        Trade accounts receivable are recorded at the invoiced amount. Concentrations of credit risk with respect to trade accounts receivable are limited due to the number of customers and their geographical distribution. The Company performs initial and ongoing credit evaluations of its customers and maintains allowances for potential credit losses. The allowance for doubtful accounts is based on historical loss experience and estimated exposure on specific trade receivables.

Inventories

        Inventories consist of supplies and equipment held for resale and are valued at the lower of cost or market. Cost is determined by the average cost method, which approximates the first-in, first-out ("FIFO") method.

Medical Equipment

        Depreciation of medical equipment is provided on the straight-line method over the equipment's estimated useful life, generally four to seven years. The cost and accumulated depreciation of medical equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded as gain or loss on sales and disposals of equipment in the period the asset is retired or sold.

Property and Office Equipment

        Property and office equipment includes property, leasehold improvements and office equipment.

        Depreciation and amortization of property and office equipment is provided on the straight-line method over the lesser of the remaining useful life or lease term for leasehold improvements and 3 to 10 years for shop and office equipment. The cost and accumulated depreciation or amortization of property and equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded in selling, general and administrative expense in the period the asset is retired or sold.

Goodwill

        Goodwill represents the excess of the cost of acquired businesses over the fair value of identifiable tangible net assets and identifiable intangible assets purchased.

        Goodwill is tested at least annually for impairment and is tested for impairment more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test is performed using a two-step process. In the first step, the fair value of each reporting unit is compared with the carrying amount of the reporting unit, including goodwill. If the estimated fair value is less than the carrying amount of the reporting unit, there is an indication that goodwill impairment exists and a second step must be completed in order to determine the amount of the goodwill impairment, if any, that should be recorded. In the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. Each reporting unit constitutes a business for which discrete financial information is available and management reviews its operating results. Our reporting units are medical equipment outsourcing, technical and professional services, and medical equipment sales and remarketing. The fair value of each reporting unit incorporates multiple inputs including discounted cash flow calculations, peer company earnings multiples, and assumptions that market participants would make in valuing the reporting unit. Other assumptions include future business growth, earnings projections, capital expenditures, changes in working capital and the weighted average cost of capital used for purposes of discounting. Projecting discounted future cash flows requires us to make significant estimates regarding the assumptions noted above. The projections also take into account several factors including current and estimated economic trends and outlook, and other factors which are beyond our control. No goodwill impairments have been recognized in 2011, 2010, or 2009.

        We completed step one of our annual goodwill impairment evaluation during the fourth quarter with each reporting unit's fair value exceeding its carrying value by at least ten percent. Accordingly, step two of the impairment analysis was not required. Goodwill was not found to be impaired during any of the periods presented.

Other Intangible Assets

        Other intangible assets primarily include customer relationships, a supply agreement, trade names and trademarks, technology databases and non-compete agreements. With the exception of the PRI Medical Technologies, Inc. trade name (see Note 6, Selected Financial Statement Information), which was assigned an estimated useful life of ten years at the time it was acquired, our trade name intangibles have indefinite lives. Our remaining other intangible assets are amortized over their estimated economic lives of two to thirteen years that results in a remaining weighted-average useful life of approximately 7 and 8 years at the years ended December 31, 2011 and 2010, respectfully. The straight-line method of amortization generally reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the Company in each reporting period. However, for certain of our customer relationships we use the sum-of-the-years-digits amortization method to more appropriately allocate the cost to earnings in proportion to the estimated amount of economic benefit obtained.

        Intangible assets with indefinite lives are tested for impairment on an annual basis. Our calculation of estimated fair value is made using the "relief from royalty method," which assumes that a trade name has a fair value equal to the present value of the royalty attributed to it. The royalty income attributable to a trade name represents the hypothetical cost savings that are derived from owning the trade name versus paying royalties to license the trade name from another owner. Accordingly, we estimate a fair royalty that a licensee would pay, on a percentage of revenue basis, to obtain a license to utilize the trade name for each of our medical equipment outsourcing and technical and professional services segments. Indefinite lived intangibles were not found to be impaired during any of the periods presented.

        Amortizable intangibles are measured for impairment consistent with the process utilized for long-lived assets as described below. Our amortizable intangible assets consist of the following discrete items: Customer relationships, technology databases, a supply agreement, non-compete agreements and favorable lease agreements.

Long-Lived Assets

        The Company periodically reviews its long-lived assets for impairment and assesses whenever significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. An impairment loss is recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. For other long-lived assets, primarily movable medical equipment, we continuously monitor specific makes/models for events such as product recalls or obsolescence. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset's carrying value over its fair value.

Deferred Financing Costs

        Financing costs associated with issuing debt are deferred and amortized over the related terms using the straight-line method, which approximates the effective interest rate method. Accumulated amortization of our deferred financing costs was $12.3 and $8.6 million at December 31, 2011 and 2010, respectively.

Purchase Accounting

        We account for acquisitions by allocating the purchase price paid to effect the acquisition is allocated to state the acquired assets and liabilities at fair value with excess purchase price being recorded as goodwill.

Revenue Recognition

        Medical equipment is outsourced on both short-term and long-term arrangements and outsourced revenue is recorded in income as equipment is utilized based on an agreed rate per use or time period. Any changes to the rate are billed on a prospective basis.

        Medical equipment revenues consist of (1) sales of medical equipment and related parts and single-use disposable items to customers and (2) sales of medical equipment that include installation services. Sales of medical equipment as well as related parts and single-use disposable items are recognized at the point of delivery, if performed by us, or at the point of shipment, when risk of loss has passed to the customer. Because of the short-term nature of equipment installation projects, sales that include installation services are recognized when the earnings cycle is complete—installation has been completed, the equipment becomes operational and the customer has accepted it. All revenues are recognized net of any sales taxes. Technical and professional services revenue is recognized as services are provided.

        The Company follows the provisions of ASC Topic 605, "Revenue Recognition," in recognizing all of these revenues streams—specifically, revenue recognition requires proof that (i) an arrangement exists, (ii) delivery has occurred and/or services have been rendered, (iii) the price is fixed; and (iv) collectability is reasonably assured.

        The Company reports only its portion of revenues earned under certain revenue share arrangements in accordance with ASC Topic 605-45 "Principal Agent Considerations," because, among other factors, the equipment manufacturer retains title to the equipment, maintains general inventory and physical loss risk of equipment on rental and because we earn a fixed percentage of the billings to customers.

        From time to time the Company receives both non-monetary and cash refunds on equipment recalled by manufacturers. It is the Company's practice to record such recall gains as a reduction in cost of sales.

Operating Leases

        The Company leases all of its district, corporate and other operating locations under operating leases and recognizes rent expense on a straight-line basis over the lease terms. Rent holidays and rent escalation clauses, which provide for scheduled rent increases during the lease term, are taken into account in computing straight-line rent expense included in our consolidated statements of operations. The difference between the rent due under the stated periods of the leases compared to that of the straight-line basis is recorded as a component of other long-term liabilities in the consolidated balance sheets. Landlord funded lease incentives, including tenant improvement allowances provided for our benefit, are recorded as leasehold improvement assets and as deferred rent in the consolidated balance sheets and are amortized to depreciation expense and as rent expense credits, respectively.

Income Taxes

        The Company accounts for deferred income taxes utilizing ASC Topic 740, "Income Taxes." ASC Topic 740 requires the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statement and the tax bases of assets and liabilities, as measured at current enacted tax rates. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we initially established a valuation allowance in 2010 to recognize this uncertainty and since that time, have continued to recognize this uncertainty. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

        Interest and penalties associated with uncertain income tax positions is classified as income tax expense. The Company has not recorded any material income tax related interest or penalties during any of the periods presented.

Derivative Financial Instrument

        We have an interest rate swap agreement which we use as a derivative financial instrument to manage our interest rate exposure. We do not use financial instruments for trading or other speculative purposes.

        ASC Topic 815, "Derivatives and Hedging," establishes accounting and reporting standards requiring that derivative instruments be recorded on the consolidated balance sheets as either an asset or liability measured at fair value. The statement requires that changes in the derivative's fair value be recognized currently in earnings unless specific hedge accounting criteria are met. If hedge accounting criteria are met, the changes in a derivative's fair value (for a cash flow hedge) are deferred in shareholders' equity as a component of accumulated other comprehensive loss. These deferred gains and losses are recognized as income in the period in which hedged cash flows occur. The ineffective portions of hedge returns are recognized as earnings. Our hedging activity has been limited to an interest rate swap arrangement that is further described in Note 8.

Fair Value of Other Financial Instruments

        The Company considers that the carrying amount of financial instruments, including accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their short maturities. The fair value of our outstanding PIK Toggle Notes and Floating Rate Notes, based on the quoted market price for the same or similar issues of debt, is approximately:

(in millions)	December 31, 2011	December 31, 2010
PIK Toggle Notes	$417.0	$240.9
Floating Rate Notes	208.2	210.9

Segment Information

        The Company's business is managed and internally reported as three segments: medical equipment outsourcing, technical and professional services, and sales and remarketing. Note 18, Business Segments, contains additional segment information.

Stock-Based Compensation

        We record compensation expense associated with stock options in accordance with ASC Topic 718, "Compensation—Stock Compensation." Note 11, Stock-Based Compensation, contains the significant assumptions used in determining the underlying fair value of options and disclosures as required under ASC Topic 718.

Comprehensive Loss

        Comprehensive loss is comprised of net loss and other comprehensive loss. Other comprehensive loss includes unrealized gains and losses from derivatives designated as cash flow hedges and minimum pension liability adjustments. These amounts are presented in the consolidated statements of comprehensive loss net of reclassification adjustments to earnings.

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Standards Adopted

        In October 2009, the FASB issued Accounting Standards Update 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements—A Consensus of the FASB Emerging Issues Task Force. This update provides application guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence, if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific or third-party evidence is available. We prospectively adopted this standard in January 2011. The adoption did not have a material impact on our consolidated financial statements.

        In June 2011, the FASB issued an amendment to the authoritative guidance on comprehensive income. The amendment eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity or include the components in the notes to the consolidated financial statements, and instead requires the presentation of comprehensive income in either a continuous statement of comprehensive income or a separate but consecutive statement. Although the amendment is not effective until the quarter ending March 31, 2012, we elected to adopt the amendment early. The adoption of this amendment did not have a material effect on our consolidated financial statements.

Standard Not Yet Adopted

        In September 2011, the FASB issued an amendment to the authoritative guidance on goodwill impairment testing. The objective of this amendment is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, Intangibles—Goodwill and Other. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The amendment will be effective for our quarter ending March 31, 2012. The adoption of this amendment is not expected to have a material effect on our consolidated financial statements.

Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Acquisitions
Acquisitions

3.                                      Acquisitions

On July 9, 2012, we completed the acquisition of certain assets of a surgical laser equipment service provider for a total consideration of approximately $5.3 million.  The consideration consists of $2.6 million of cash paid at closing, $1.0 million of debt assumed that was paid off upon closing, and approximately $1.7 million in contingent earn-out payment expected to be paid in the second half of 2013.  The acquisition was funded through our Senior Secured Credit Facility.

The following summarizes the preliminary estimates of fair values of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(In millions)	July 9, 2012
Net working capital	$0.6
Property and equipment	1.1
Goodwill	1.2
Intangible assets	2.4
Debt	(1.0)
Total purchase price	$4.3

We will utilize additional information, particularly as it relates to intangible assets, as it becomes available in order to finalize this purchase price allocation as soon as practicable, but no later than July 9, 2013, one year from the acquisition date.

On March 31, 2012, we completed the acquisition of certain assets of the southern California equipment rental division of a medical equipment manufacturer. The total purchase price was approximately $0.8 million, including approximately $0.4 million in contingent consideration to be paid over four years based on future revenues. Assets acquired consisted of medical equipment of $0.4 million and customer relationship intangibles of $0.3 million.

On January 3, 2012, we completed the acquisition of all of the outstanding stock of a Florida-based surgical laser equipment service provider for total consideration of approximately $16.1 million. The consideration total consists of $11.0 million of cash paid at closing, $3.2 million of debt assumed that was paid off upon closing, and $1.9 million of holdback amounts expected to be paid by January 2013.  The acquisition was funded through our Senior Secured Credit Facility. At September 30, 2012, $0.3 million in holdback amount had been paid.

The following summarizes the fair values of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(In millions)	January 3, 2012
Net working capital	$0.4
Property and equipment	5.4
Goodwill	8.4
Intangible assets	5.3
Deferred tax liability	(3.4)
Debt	(3.2)
Total purchase price	$12.9

We will utilize additional information, particularly as it relates to intangible assets and income taxes, as it becomes available in order to finalize this purchase price allocation as soon as practicable, but no later than January 3, 2013, one year from the acquisition date.

Acquisitions completed during the nine months ended September 30, 2012 are not material individually or in the aggregate.

On April 1, 2011, we completed our acquisition of Emergent Group, which was, at December 31, 2011, merged into its principal operating subsidiary, PRI Medical, whose name was subsequently changed to UHS Surgical Services, Inc., and which we refer to as “Surgical Services”. Surgical Services is a provider of laser and mobile surgical equipment services primarily for the urology community.

We acquired Surgical Services (previously, Emergent Group), for a total purchase price of approximately $65.3 million, which represents the sum of $60.0 million of cash paid for equity, $4.8 million of capital lease liability assumed and $2.0 million of transaction costs, less cash acquired of $1.5 million. All outstanding shares were purchased at a price of $8.46 per share. The acquisition was funded primarily by drawings under our Senior Secured Credit Facility, which is described below in Note 9, Long-Term Debt.

The amounts of revenue and net income of Surgical Services included in the Company’s consolidated statements of operations from April 1, 2011 to September 30, 2012 are as follows:

	Revenue and income included in the Consolidated Statements of Operations from:
(in thousands)	April 1, 2012 to September 30, 2012	January 1, 2012 to September 30, 2012	April 1, 2011 to September 30, 2011
Revenue	$25,804	$37,645	$16,461
Net income (loss) attributable to Surgical Services	$(1,848)	(1,940)	603

The following unaudited supplemental pro forma information presents the financial results as if the acquisition of Emergent Group had occurred on January 1, 2011 for the nine months ended September 30, 2011. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2011, nor are they indicative of any future results.

Nine Months Ended
(in thousands)	September 30, 2011
Revenue	$267,043
Net loss attributable to Universal Hospital Services, Inc.	(16,027)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Emergent Group to reflect the additional depreciation, amortization and interest that would have been charged assuming the fair value adjustments primarily to medical equipment and intangible assets, and draws on the line of credit to fund the acquisition had been applied on January 1, 2011, as applicable, together with the consequential tax effects.

3. Acquisitions

Emergent Group Inc.

        On April 1, 2011 (the "Acquisition Date"), we completed our acquisition of Emergent Group for a total purchase price of approximately $65.3 million, which represents the sum of $60.0 million of cash paid for equity, $4.8 million of capital lease liability assumed and $2.0 million of transaction costs, less cash acquired of $1.5 million. All outstanding shares were purchased at a price of $8.46 per share. Emergent Group's wholly owned subsidiary, PRI Medical Technologies, Inc. ("PRI Medical") is a provider of laser and mobile surgical equipment services primarily for the urology community. The acquisition of Emergent Group was funded primarily by drawings under our $195.0 million Senior Secured Credit Facility, which is described below in Note 8, Long-Term Debt.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the Acquisition Date:

(in thousands)	April 1, 2011
Cash and cash equivalents	$1,480
Accounts receivable	4,517
Deferred income taxes	1.868
Inventories	1,222
Other current assets	1,403
Medical equipment	7,540
Property and equipment	234
Intangible assets	22,150
Other assets	79

Total identifiable assets	40,493

Accounts payable	1,972
Accrued expenses	1,905
Other liabilites	1,618
Deferred income taxes	9,523
Capital leases	4,763

Total liabilities assumed	19,781

Net identifiable assets acquired	20,712
Non controlling interests	(379)
Goodwill	39,686

Net assets acquired	$60,019

        As of December 31, 2011, we were substantially complete with our purchase price allocation, with the exception of income taxes, for which we will utilize additional information as we complete and file our related tax returns. We expect to finalize all aspects of the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the Acquisition Date.

        In the second quarter of 2012, we recorded a measurement adjustment of $0.3 million, increasing the fair values of goodwill and accrued expenses assumed in the acquisition as of the acquisition date. We have retrospectively adjusted the previously reported fair values of goodwill and accrued expenses in the table above.

        The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in thousands)	Amortization Period (in years)
Customer relationships	$17,669	8
Trade names	4,264	10
Proprietary software	217	3

Total	$22,150

        The $39.7 million of goodwill was assigned to our outsourcing segment. The goodwill recognized is attributable primarily to strategic and synergistic opportunities across Emergent Group, the assembled workforce of Emergent Group and other factors. The goodwill recognized is not deductible for income tax purposes.

        On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration (see Other Acquisitions below).

        Effective December 31, 2011, Emergent Group was merged into its principal operating subsidiary, PRI Medical, with PRI Medical the surviving entry. Also, on December 31, 2011, PRI Medical's name was changed to UHS Surgical Services, Inc., which we refer to as "Surgical Services". This name change, along with the aforementioned acquisition, supports our strategic growth initiatives to diversify our outsourcing offerings to our customers.

        The amounts of revenue and net income of Surgical Services included in the Company's consolidated statements of operations from the Acquisition Date to December 31, 2011 are as follows:

(in thousands)	Revenue and income included in the consolidated statements of operations from April 1, 2011 to December 31, 2011
Revenue	$25,421
Net income attributable to Universal Hospital Services, Inc.	(1,805)

        The following supplemental pro forma information presents the financial results as if the acquisition of Surgical Services had occurred on January 1, 2010 for the years ended December 31, 2011 and 2010, respectively. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2010, nor are they indicative of any future results.

(in thousands)	Year Ended December 31, 2011
Pro forma consolidated results
Revenue	$362,985
Net loss attributable to Universal Hospital Services, Inc.	(20,339)

(in thousands)	Year Ended December 31, 2010
Pro forma consolidated results
Revenue	$341,717
Net loss attributable to Universal Hospital Services, Inc.	(34,096)

        These amounts have been calculated after applying the Company's accounting policies and adjusting the results of Surgical Services to reflect the additional depreciation, amortization and interest that would have been charged assuming that both the fair value adjustments, primarily to medical equipment and intangible assets, and draws on the line of credit to fund the acquisition had been applied on January 1, 2010, as applicable, together with the consequential tax effects.

Other Acquisitions

        On May 31, 2011, we completed the acquisition of certain assets of the equipment rental division of a medical equipment manufacturer for $6.5 million in cash. The assets acquired primarily consisted of movable medical equipment of approximately $1.7 million, customer relationship intangibles of approximately $1.9 million and tax deductible goodwill of approximately $2.9 million. The acquisition was funded through our $195.0 million Senior Secured Credit Facility, which is described below in Note 8, Long-Term Debt. This acquisition did not have a material impact on our consolidated results of operations or our financial position for the 2011 fiscal year.

        On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration. The $5.5 million purchase price includes $0.5 million of debt which was paid off at closing. In conjunction with this acquisition, approximately $3.1 million of non-deductible goodwill was recorded. This acquisition did not have a material impact on our consolidated results of operations or our financial position for the 2011 fiscal year.

        The following table summarizes the impact of acquisitions completed during 2011 related to goodwill at December 31, 2011:

(in thousands)	Goodwill
Balance at December 31, 2010	$280,211
Acquisition of Emergent Group Inc.	39,686
Other acquisitions	6,014

Balance at December 31, 2011	$325,911

        The Company expensed $3.5 million of acquisition and integration related costs for the year ended December 31, 2011, of which approximately $3.3 million was related to the April 1, 2011 Emergent Group acquisition. These costs are included in the line item entitled "acquisition and integration expenses" in the accompanying consolidated statements of operations and are comprised of the following items:

Acquisition and integration expenses
(in thousands)	Year Ended December 31, 2011
Investment banking fees	$825
Legal, accounting and other costs	2,658

Total	$3,483

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

4.                                      Fair Value Measurements

Financial liabilities measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011, in accordance with Accounting Standards Codification (“ASC”) Topic 820, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at September 30, 2012				Fair Value at December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Interest Rate Swap	$—	$—	$—	$—	$—	$4,755	$—	$4,755
Contingent Consideration	$—	$—	$1,994	$1,994	$—	$—	$—	$—

A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

Level 1 — Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

Level 2 — Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, including interest rates and yield curves that are observable at commonly quoted intervals.  The level 2 inputs used to determine the fair value of our interest rate swap include interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.

As of July 9, 2012, we initially recorded a contingent consideration liability, in the form of an earn-out payment, related to our acquisition of certain assets of a surgical laser equipment service provider in the amount of $1.7 million.  The contingent consideration payments are based on achieving certain revenue results. The fair value of the liability was estimated using a discounted cash flow approach with significant inputs that are not observable in the market and thus represents a Level 3 fair value measurement as defined in the FASB’s ASC Topic 820. The significant inputs in the Level 3 measurement not supported by market activity included our assessments of expected future cash flows during the earn-out period related to the assets acquired, appropriately discounted considering the uncertainties associated with the obligation, and calculated based on estimated revenues in accordance with the terms of the agreement. These inputs are classified as level 3 inputs.  At September 30, 2012, no earn-out had been paid.

As of March 31, 2012, we initially recorded a contingent consideration liability, in the form of an earn-out payment, related to our acquisition of certain assets of the southern California equipment rental division of a medical equipment manufacturer in the amount of $0.4 million. The contingent consideration payments are based on achieving certain revenue results. The fair value of the liability was estimated using a discounted cash flow approach with significant inputs that are not observable in the market and thus represents a Level 3 fair value measurement as defined in the FASB’s ASC Topic 820. The significant inputs in the Level 3 measurement not supported by market activity included our assessments of expected future cash flows during the earn-out period related to the assets acquired, appropriately discounted considering the uncertainties associated with the obligation, and calculated based on estimated revenues in accordance with the terms of the agreement. These inputs are classified as level 3 inputs. At September 30, 2012, $0.02 million in earn-out had been paid.

The assumptions used in preparing the discounted cash flow analyses included estimates of interest rates and the timing and amount of incremental cash flows.

Fair Value of Other Financial Instruments

The Company considers the carrying amount of financial instruments, including accounts receivable, accounts payable and accrued liabilities, as the approximate fair value due to their short maturities. We use the market approach to determine the fair value of our financial liabilities. We utilize observable market information of identical assets including trade dates, price and quantities provided by a third party pricing service for the selected reporting period. These inputs are considered level 2 inputs. The fair value of our PIK Toggle Notes, 2012 Notes and Floating Rate Notes (as defined in Note 9, Long-Term Debt) outstanding as of September 30, 2012 and December 31, 2011, based on the quoted market price for the same or similar issues of debt, is approximately:

	September 30,	December 31,
(In millions)	2012	2011

PIK Toggle Notes	$—	$417.0
2012 Notes	446.3	—
Floating Rate Notes	228.6	208.2

4. Fair Value Measurements

        ASC Topic 820 "Fair Value Measurements and Disclosure," which establishes a consistent framework for measuring fair value and expands disclosures on fair value measurements. ASC Topic 820 was effective for the Company starting in fiscal 2008 with respect to financial assets and liabilities. In addition, the Company adopted the non-financial asset and liability provisions on January 1, 2009. The adoption of the non-financial asset and liability provisions of ASC Topic 820 had no impact on our financial statements as of January 1, 2009 and has been applied on a prospective basis.

        Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, in accordance with ASC Topic 820, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at December 31, 2011				Fair Value at December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$4,755	$—	$4,755	$—	$16,347	$—	$16,347

        A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

          Level 1—Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

          Level 2—Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, such as interest rates and yield curves that are observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          Level 3—Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Measurements of non-exchange traded derivative contract assets and liabilities are primarily based on valuation models, discounted cash flow models or other valuation techniques that are believed to be used by market participants. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.

Book Overdrafts	12 Months Ended
Dec. 31, 2011
Book Overdrafts
Book Overdrafts

5. Book Overdrafts

        The Company typically does not maintain cash balances at its principal bank under a policy whereby the net amount of collected balances and cleared checks is, at the Company's option, applied to or drawn from our credit facility on a daily basis. Surgical Services will, at times, carry modest levels of cash.

Selected Financial Statement Information	12 Months Ended
Dec. 31, 2011
Selected Financial Statement Information
Selected Financial Statement Information

6. Selected Financial Statement Information

Property and Equipment

        Our property and equipment at December 31, consists of the following:

(in thousands)	2011	2010
Medical Equipment	$491,629	$413,975
Less: Accumulated depreciation	(255,742)	(207,133)

Medical equipment, net	235,887	206,842

Leasehold improvements	11,181	7,386
Office equipment and vehicles	47,221	38,778

	58,402	46,164
Less: Accumulated depreciation and amortization	(29,942)	(25,402)

Property and office equipment, net	28,460	20,762

Total property and equipment, net	$264,347	$227,604

Property and equipment financed under capital leases, net	$18,134	$11,944

Other Intangible Assets and Goodwill

        Our other intangible assets and goodwill as of December 31, 2011 and 2010, by reporting segment, consist of the following:

(in thousands)	Customer Relationships	Supply Agreement	Technology Databases	Non-Compete Agreements	Favorable Lease Agreements	Trade Names	Goodwill
Medical Equipment Outsourcing
Balance at January 1, 2010	$51,071	$20,833	$—	$83	$—	$143,000	$205,953
Amortization	(8,929)	(2,678)	—	(18)	—	—	—

Balance at December 31, 2010	42,142	18,155	—	65	—	143,000	205,953
Acquisition of the former Emergent Group Inc.	17,669	—	217	—	—	4,264	39,686
Other Acquisitions	3,600	—	—	140	—	—	6,014
Amortization	(10,002)	(2,905)	(54)	(27)	—	(4,264)	—

Balance at December 31, 2011	53,409	15,250	163	178	—	143,000	251,653

Technical and Professional Services
Balance at January 1, 2010	7,212	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2010	6,520	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2011	5,828	—	—	—	—	23,000	55,655

Sales and Remarketing
Balance at January 1, 2010	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2010	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2011	—	—	—	—	—	—	18,603

Corporate and Unallocated
Balance at January 1, 2010	—	—	3,383	—	71	—	—
Amortization	—	—	(1,400)	—	(21)

Balance at December 31, 2010	—	—	1,983	—	50	—	—
Amortization	—		(1,400)	—	(21)

Balance at December 31, 2011	—	—	583	—	29	—	—

Total
Balance at January 1, 2010	58,283	20,833	3,383	83	71	166,000	280,211

Amortization	(9,621)	(2,678)	(1,400)	(18)	(21)	—	—

Balance at December 31, 2010	48,662	18,155	1,983	65	50	166,000	280,211
Acquisition of the former Emergent Group Inc.	17,669	—	217	—	—	4,264	39,686
Other Acquisitions	3,600	—	—	140	—	—	6,014
Amortization	(10,694)	(2,905)	(1,454)	(27)	(21)	(4,264)	—

Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911

        Total amortization expense related to intangible assets was approximately $19.4, $13.7 and $14.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        As of December 31, 2011, management performed its required annual testing of impairment of goodwill as well as indefinite-lived medical equipment outsourcing and technical and professional services trade names. Fair values were estimated using estimates, judgments, and assumptions (see Note 2, Significant Accounting Policies) that management believes were appropriate in the circumstances. There is no aggregate goodwill impairment for any of the periods presented in our consolidated financial statements.

        During the fourth quarter of 2011, the Company implemented a rebranding strategy with respect to its laser surgical services business whereby the Company changed the legal name of PRI Medical Technologies, Inc. to UHS Surgical Services, Inc. and ceased using the PRI Medical trade name as of December 31, 2011 (see Note 3, Acquisitions). Accordingly, management determined in the fourth quarter of 2011 that it was appropriate to change the estimated remaining useful life of the PRI Medical trade name from 114 months to 3 months. As a result, the remaining book value of this trade name of $4.1 million was amortized during the fourth quarter of 2011.

        At December 31, 2011, future estimated amortization expense related to intangible assets for each of the years ended December 31, 2011 to 2016 and thereafter is estimated as follows:

(in thousands)
2012	$14,336
2013	12,890
2014	11,971
2015	11,066
2016	9,960
Thereafter	15,217

$75,440

        Future amortization expense is an estimate. Actual amounts may change due to additional intangible asset acquisitions, impairment, accelerated amortization or other events.

Dividend and Equity Distribution	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dividend and Equity Distribution
Dividend and Equity Distribution

8.                                      Dividend and Equity Distribution

On June 8, 2011 the Company and Parent’s Boards of Directors declared a dividend of $0.12 per share to the Parent’s shareholders of record on June 10, 2011 and a $0.12 per share equity distribution to be paid to the holders of vested options on the Parent’s stock as of June 10, 2011, subject to the consummation of the note offering which occurred on June 17, 2011 (see Note 9, Long-term Debt), and payable on July 1, 2011.

Also on June 8, 2011, the Boards of Directors declared an equity distribution of $0.12 per option to holders of outstanding options on the Parent’s stock on June 10, 2011 that are scheduled to vest on December 31, 2011, 2012, 2013, 2014, and 2015.

Our consolidated balance sheets as of December 31, 2011 and September 30, 2012 reflect the decrease in shareholders’ equity for dividends paid to Parent shareholders and distributions to vested option holders on July 1, 2011 and distributions payable to vested option holders on December 31, 2011, as well as estimated amounts to be paid to holders of options expected to vest on December 31, 2012 through 2015 based on an estimated option forfeiture rate of 2% annually.  Our consolidated balance sheet also reflects the related current dividend payable and long-term dividend payable included in Payable to Parent.

7. Dividend and Equity Distribution

        On June 8, 2011 the Company and Parent's Boards of Directors declared a dividend of $0.12 per share to the Parent's shareholders of record on June 10, 2011 and a $0.12 per share equity distribution to be paid to the holders of vested options on the Parent's stock as of June 10, 2011, subject to the consummation of the note offering which occurred on June 17, 2011 (see Note 8, Long-term Debt), and payable on July 1, 2011.

        Also on June 8, 2011, the Boards of Directors declared an equity distribution of $0.12 per option to holders of outstanding options on the Parent's stock on June 10, 2011 that are scheduled to vest on December 31, 2011, 2012, 2013, 2014, and 2015.

        Our consolidated balance sheet as of December 31, 2011 reflects the decrease in shareholders' equity for dividends paid to Parent shareholders and distributions to vested option holders on July 1, 2011, options that vested at December 31, 2011, which were not yet paid, as well as estimated amounts to be paid to holders of options expected to vest on December 31, 2012 through 2015 based on an estimated option forfeiture rate of 2% annually. Our consolidated balance sheet also reflects the related current dividend payable and long-term dividend payable included in Payable to Parent.

Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt
Long-Term Debt

9.                                      Long-Term Debt

Long-term debt consists of the following:

	September 30,	December 31,
(in thousands)	2012	2011
PIK toggle notes	$—	$405,000
2012 notes	425,000	—
Floating rate notes	230,000	230,000
Unamortized bond premium	—	3,433
Senior secured credit facility	31,300	14,500
Capital lease obligations	16,807	18,164
	703,107	671,097
Less: Current portion of long-term debt	(6,425)	(5,627)
Total long-term debt	$696,682	$665,470

PIK Toggle Notes. We issued $230.0 million aggregate principal amount of our 8.50% / 9.25% Second Lien Senior Secured PIK Toggle Notes due 2015 (the “PIK Toggle Notes”) on May 31, 2007, and issued an additional $175.0 million aggregate principal amount on June 17, 2011 for a total aggregate outstanding principal amount of $405.0 million.  All of the PIK Toggle Notes were issued under an indenture dated as of May 31, 2007 (the “2007 Indenture”).

On July 24, 2012, we conducted a tender offer to purchase all $405.0 million of our outstanding PIK Toggle Notes. In conjunction with the tender offer, we also solicited consents from holders to proposed amendments to eliminate the right of the holders of the PIK Toggle Notes to benefit from substantially all of the restrictive covenants and certain event of default provisions in the 2007 Indenture with respect to the PIK Toggle Notes. On August 7, 2012 and August 21, 2012, we accepted for payment approximately $317.9 million or 78.48%, and $25,000 or 0.01%, respectively of our outstanding PIK Toggle Notes. On August 7, 2012, we entered into a supplemental indenture governing our PIK Toggle Notes which effected the proposed amendments.  On September 5, 2012, we redeemed our remaining outstanding PIK Toggle Notes of $87.1 million. In connection with the redemption of our PIK Toggle Notes, we incurred $12.3 million of debt extinguishment expense which consisted of a call premium of $9.8 million, and a credit of $2.9 million from the bond premium write-off related to the $175.0 million of PIK Toggle Notes issued on June 17, 2011, and the write-off of unamortized deferred financing costs of $5.4 million.

2012 Notes. On August 7, 2012, we issued $425.0 million in aggregate principal amount of our 7.625% Second Lien Senior Secured Notes (the “2012 Notes”), which mature on August 15, 2020.  All of the 2012 Notes were issued under an indenture dated as of August 7, 2012 (the “2012 Indenture”). The 2012 Indenture provides that the 2012 Notes are our second lien senior secured obligations and are fully and unconditionally guaranteed on a second lien senior secured basis by our existing and certain of our future wholly-owned domestic subsidiaries.

Interest on the 2012 Notes is payable, entirely in cash, semiannually, in arrears, on February 15 and August 15 of each year, beginning on February 15, 2013. We may redeem some or all of the 2012 Notes at the redemption prices set forth in the 2012 Indenture.  If we sell certain assets or undergo certain kinds of changes of control, we must offer to repurchase the 2012 Notes.

Floating Rate Notes.  Our Floating Rate Notes were issued on May 31, 2007 in the aggregate principal amount of $230.0 million under the 2007 Indenture.  The Floating Rate Notes mature on June 1, 2015. Interest on the Floating Rate Notes is payable semiannually in arrears on each June 1 and December 1. Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%.  At September 30, 2012, our LIBOR-based rate was 4.1114%, which includes the credit spread. The Floating Rate Notes are redeemable, at our option, in whole or in part, at par plus accrued interest to the date of redemption. In addition, the Floating Rate Notes have a change of control provision, which gives each holder the right to require us to purchase all or a portion of such holders’ Floating Rate Notes upon a change in control, as defined in the 2007 Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The Floating Rate Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock. The Floating Rate Notes are uncollateralized.

We may redeem some or all of the Floating Rate Notes at a redemption price equal to 100% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed, subject to the rights of noteholders.

Interest Rate Swap. In June 2007, we entered into an interest rate swap agreement for $230.0 million, which had the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to a fixed interest rate of 9.065%.  The effective date for the interest rate swap agreement was December 2007 and it expired June 1, 2012.

The interest rate swap agreement qualified for cash flow hedge accounting under ASC Topic 815, Derivatives and Hedging. Both at inception and on an on-going basis, we must perform an effectiveness test.  Before its expiration on June 1, 2012, the fair value of the interest rate swap agreement was included as a cash flow hedge on our consolidated balance sheet in accordance with ASC Topic 815.  The change in fair value was recorded as a component of accumulated other comprehensive loss on our consolidated balance sheet, net of tax, since the instrument was determined to be an effective hedge.

2007 Indenture. Our Floating Rate Notes are guaranteed, jointly and severally, on a second priority senior secured basis, by Surgical Services (“Surgical Services”), and are also required to be similarly guaranteed by certain of our future domestic subsidiaries. Our PIK Toggle Notes were similarly guaranteed until their retirement or redemption as described above.  The Floating Rate Notes are, and until their redemption or retirement the PIK Toggle Notes (together with the Floating Rate Notes, the “2007 Notes”) were, our second priority senior secured obligations, ranking (i) equal in right of payment with all of our existing and future unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors’ existing and future subordinated indebtedness; (iii) effectively junior to our Senior Secured Credit Facility and other obligations that are secured by first priority liens on the collateral securing the 2007 Notes or that are secured by a lien on assets that are not part of the collateral securing the 2007 Notes, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

The 2007 Indenture contains covenants that limit our and our guarantors’ ability, subject to certain definitions and exceptions, and certain of our future subsidiaries’ ability to:

·                  incur additional indebtedness;

·                  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

·                  issue redeemable stock or preferred stock;

·                  issue stock of subsidiaries;

·                  make certain investments;

·                  transfer or sell assets;

·                  create liens on our assets to secure debt;

·                  enter into transactions with affiliates; and

·                  merge or consolidate with another company.

The 2007 Indenture specifies certain events of default including among others failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the 2007 Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the outstanding 2007 Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the 2007 Indenture.

Senior Secured Credit Facility. On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended the Senior Secured Credit Facility dated as of May 31, 2007. The Senior Secured Credit Facility is a first lien senior secured asset based revolving credit facility (as amended, the “Senior Secured Credit Facility”). The Amended and Restated Credit Agreement increased the aggregate amount we may borrow under the Senior Secured Credit Facility from $135.0 million to $195.0 million and extended the maturity date to November 30, 2014.

On July 31, 2012, we entered into a Second Amended and Restated Credit Agreement with Bank of America, N.A., as agent for the lenders, and the lenders party thereto (the “Second Amended Credit Agreement”), which amended the senior secured credit facility originally dated as of May 31, 2007 and amended and restated as of May 6, 2010.  The amendment increased the aggregate amount the Company may obtain under revolving loans from $195.0 million to $235.0 million and extended the maturity date to the earliest of (i) July 30, 2017, (ii) 90 days prior to the maturity of the Second Lien Senior Secured Floating Rate Notes due 2015 or (iii) 90 days prior to the maturity of the 7.625% Second Lien Senior Secured Notes due 2020.  Our obligations under the Second Amended Credit Agreement are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent’s stock, any joint ventures and certain other exceptions.  Our obligations under the Second Amended Credit Agreement are unconditionally guaranteed by our parent, UHS Holdco, Inc. and our restricted subsidiaries.

As of September 30, 2012, we had $167.0 million of availability under the Senior Secured Credit Facility after giving effect to $3.4 million used for letters of credit, based on a borrowing base of $201.7 million.

The Senior Secured Credit Facility requires our compliance with various affirmative and negative covenants.  Pursuant to the affirmative covenants, we and our parent, UHS Holdco, Inc, agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

Among other restrictions, and subject to certain definitions and exceptions, the Senior Secured Credit Facility restricts our ability to:

·                  incur indebtedness;

·                  create or permit liens;

·                  declare or pay dividends and certain other restricted payments;

·                  consolidate, merge or recapitalize;

·                  acquire or sell assets;

·                  make certain investments, loans or other advances;

·                  enter into transactions with affiliates;

·                  change our line of business; and

·                  enter into hedging transactions.

The Senior Secured Credit Facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the Senior Secured Credit Facility.

The Senior Secured Credit Facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents.  Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds.  If such a default occurs, the lenders under the Senior Secured Credit Facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the Senior Secured Credit Facility.  Borrowings under the Senior Secured Credit Facility accrue interest (including a credit spread varying with facility usage):

·                  at a per annum rate equal to 1.00% - 1.50% above the rate equal to the greater of (i) the “federal funds rate” plus one-half of one percent (0.50%) per annum, (ii) the “prime rate” announced from time to time by the agent for such day and (iii) the “Eurodollar rate” for a one month interest period as determined on such day, plus one percent (1.0%) payable quarterly in arrears; and

·                  at a per annum rate equal to 2.00% - 2.50% above the adjusted British Bankers Association Interest Settlement Rate for deposits in Dollars rate used by the agent with a term equivalent to the selected interest rate period, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected, provided that for an interest rate period longer than three months, payable in arrears on the respective dates that fall every three months from the beginning of such interest rate period.

At September 30, 2012, we had $31.3 million of borrowings outstanding of which $31.0 million was accruing interest at a rate of 2.478%. At September 30, 2012, we had $0.3 million of borrowing accruing interest at the prime rate of 4.5%.

2012 Indenture. Our 2012 Notes are guaranteed, jointly and severally, on a second priority senior secured basis, by UHS Surgical Services, and are also similarly guaranteed by certain of our future wholly-owned domestic subsidiaries. The 2012 Notes are our second priority senior secured obligations and rank (i) equal in right of payment with all of our existing and future unsubordinated indebtedness, including the Floating Rate Notes, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors’ existing and future subordinated indebtedness; (iii) effectively junior to our Senior Secured Credit Facility and other obligations that are secured by first priority liens on the collateral securing the 2007 Notes or that are secured by a lien on assets that are not part of the collateral securing the 2007 Notes, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

The 2012 Indenture governing the 2012 Notes contains covenants that limit our and our guarantors’ ability, subject to certain definitions and exceptions, and certain of our future subsidiaries’ ability to:

·                  incur additional debt;

·                  pay dividends or make other distributions;

·                  redeem stock;

·                  issue stock of subsidiaries;

·                  make certain investments;

·                  create liens;

·                  enter into transactions with affiliates; and

·                  merge, consolidate or transfer all or substantially all of our assets.

The 2012 Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the 2012 Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the 2012 Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the 2012 Indenture.

We were in compliance with all financial debt covenants under the 2007 Indenture, our Senior Secured Credit Facility and the 2012 Indenture for all periods presented.

8. Long-Term Debt

        Long-term debt at December 31, consists of the following:

(in thousands)	December 31, 2011	December 31, 2010
PIK toggle notes	$405,000	$230,000
Floating rate notes	230,000	230,000
Unamortized bond premium	3,433	—
Senior secured credit facility	14,500	52,900
Capital lease obligations	18,164	12,145

	671,097	525,045
Less: Current portion of long-term debt	(5,627)	(3,764)

Total long-term debt	$665,470	$521,281

        PIK Toggle Notes.    Our 8.50% / 9.25% PIK Toggle Notes due 2015 (the "PIK Toggle Notes") consist of $230.0 million aggregate principal amount of PIK Toggle Notes issued on May 31, 2007 (the "Existing Notes"), and $175.0 million aggregate principal amount of PIK Toggle Notes issued on June 17, 2011 (the "Additional Notes") for a total aggregate outstanding principal amount of $405.0 million. All of the PIK Toggle Notes were issued under a Second Lien Senior Indenture dated as of May 31, 2007 (the "Second Lien Senior Indenture").

        The Additional Notes were issued in a private placement, at a premium of 102.250% for an aggregate total of $178.9 million in proceeds and are subject to the same terms as the Existing Notes under the Second Lien Senior Indenture. The premium is being amortized over the remaining life of the Additional Notes using the effective interest rate of 7.824%. The proceeds of the issuance of the Additional Notes were used to (i) repay the revolving borrowings under our Senior Secured Credit Facility, (ii) pay fees and expenses relating to the offering of the Additional Notes and (iii) pay a dividend as declared by the Company and Parent's Board of Directors on June 8, 2011 (see Note 7, Divided and Equity Distribution). In connection with the issuance of the Additional Notes, the Company entered into a registration rights agreement with the initial purchasers of the Additional Notes. On September 12, 2011, the Company's Registration Statement on Form S-4, filed to register the exchange of the Additional Notes for fully registered Additional Notes, and was declared effective by the SEC. The exchange offer expired on October 12, 2011 and on October 18, 2011 we completed an offer to exchange all of the then outstanding Additional Notes for an equivalent amount of new Additional Notes which have been registered under the Securities Act of 1933, as amended. We did not receive any additional proceeds from the exchange offer.

        The PIK Toggle Notes mature on June 1, 2015. Interest on the PIK Toggle Notes is payable semiannually in arrears on each June 1 and December 1. Beginning June 1, 2011, the Company was required to make all interest payments on the PIK Toggle Notes entirely as cash interest. Cash interest on the PIK Toggle Notes accrues at the rate of 8.50% per annum. The PIK Toggle Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption.

        We may redeem some or all of the PIK Toggle Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the PIK Toggle Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on June 1 of the years indicated below, subject to the rights of noteholders:

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

        In addition, the PIK Toggle Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' PIK Toggle Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The PIK Toggle Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock.

        Floating Rate Notes.    Our Floating Rate Notes (the "Floating Rate Notes") were issued on May 31, 2007 in the aggregate principal amount of $230.0 million under the Second Lien Senior Indenture. The Floating Rate Notes mature on June 1, 2015. Interest on the Floating Rate Notes is payable semiannually in arrears on each June 1 and December 1. Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%. At December 31, 2011, our LIBOR-based rate was 3.450%, which includes the credit spread. The Floating Rate Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption. In addition, the Floating Rate Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' Floating Rate Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The Floating Rate Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock.

        We may redeem some or all of the Floating Rate Notes at a redemption price equal to 100% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed, subject to the rights of noteholders.

        Upon the occurrence of a change of control, each holder of the Floating Rate Notes has the right to require the Company to repurchase some or all of such holder's Floating Rate Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase.

        Interest Rate Swap.    In June 2007, we entered into an interest rate swap agreement for $230.0 million, which has the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to fixed interest rates. The effective date for the interest rate swap agreement was December 2007 and the expiration date is May 2012.

        The interest rate swap agreement qualifies for cash flow hedge accounting under ASC Topic 815, "Derivatives and Hedging." Both at inception and on an on-going basis, we must perform an effectiveness test. In accordance with ASC Topic 815, the fair value of the interest rate swap agreement at December 31, 2011 is included as a cash flow hedge on our consolidated balance sheet. The change in fair value was recorded as a component of accumulated other comprehensive loss on our consolidated balance sheet, net of tax, since the instrument was determined to be an effective hedge at December 31, 2011. We have not recorded any amounts due to ineffectiveness for any periods presented. We will reclass $2.8 million into earnings, currently recorded in accumulated other comprehensive loss, in the next five months.

        As a result of our interest rate swap agreement, we expect the effective interest rate on our $230.0 million Floating Rate Notes to be 9.065% through May 2012.

        Second Lien Senior Indenture.    Our PIK Toggle Notes and Floating Rate Notes, (the "Notes"), are guaranteed, jointly and severally, on a second priority senior secured basis by our subsidiary Surgical Services and are similarly guaranteed by certain of our future domestic subsidiaries. The Notes are our second priority senior secured obligations and rank:

  •
  equal in right of payment with all of our existing and future unsecured and unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral;

  •
  senior in right of payment to all of our and our guarantor's existing and future subordinated indebtedness;

  •
  effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Notes or that are secured by a lien on assets that are not part of the collateral securing the Notes, in each case, to the extent of the value of such collateral or assets; and

  •
  structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

        The Second Lien Senior Indenture governing the Notes contains covenants that limit our and our guarantors' ability, subject to certain definitions and exceptions, and certain of our future subsidiaries' ability to:

  •
  incur additional indebtedness;

  •
  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

  •
  issue redeemable stock or preferred stock;

  •
  issue stock of subsidiaries;

  •
  make certain investments;

  •
  transfer or sell assets;

  •
  create liens on our assets to secure debt;

  •
  enter into transactions with affiliates; and

  •
  merge or consolidate with another company.

        The Second Lien Senior Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the Second Lien Senior Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the Second Lien Senior Indenture.

        Senior Secured Credit Facility.    On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended and restated our senior secured credit facility dated as of May 31, 2007. We refer to the amended and restated senior secured credit facility as the "senior secured credit facility." The senior secured credit facility is a first lien senior secured asset based revolving credit facility that is available for working capital and general corporate purposes, including permitted investments, capital expenditures and debt repayments, on a fully revolving basis, subject to the terms and conditions set forth in the credit documents in the form of revolving loans, swing line loans and letters of credit. The senior secured credit facility provides for financing of up to $195.0 million, subject to a borrowing base calculated on the basis of certain of our eligible accounts receivable, inventory and equipment. The maturity date of the facility is November 30, 2014. In connection with our entry into the Amended and Restated Credit Agreement on May 6, 2010, we capitalized deferred financing costs related to the Amended and Restated Credit Agreement in the amount of $1.7 million. As of December, 31, 2011, we had $170.9 million of unused borrowing availability under our senior secured credit facility based on a borrowing base of $189.7 million less borrowings of $14.5 million and after giving effect to $4.3 million used for letters of credit. Our obligations under the senior secured credit facility are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent's capital stock, any joint ventures and certain other exceptions. Our obligations under the senior secured credit facility are unconditionally guaranteed by Parent.

        The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

        Overdue principal, interest and other amounts will bear interest at a rate per annum equal to 2.000% in excess of the applicable interest rate. The applicable margins of the senior secured credit facility will be subject to adjustment based upon leverage ratios. The senior secured credit facility also provides for customary letter of credit fees, closing fees, unused line fees and other fees.

        Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

  •
  incur indebtedness;

  •
  create or permit liens;

  •
  declare or pay dividends and certain other restricted payments;

  •
  consolidate, merge or recapitalize;

  •
  acquire or sell assets;

  •
  make certain investments, loans or other advances;

  •
  enter into transactions with affiliates;

  •
  change our line of business; and

  •
  enter into hedging transactions.

        The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the senior secured credit facility.

        The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents. Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds. If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

        Borrowings under the senior secured credit facility accrue interest (including a credit spread varying with facility usage):

  •
  at a per annum rate equal to 1.750% above the rate announced from time to time by the agent as the "prime rate" payable quarterly in arrears; and

  •
  at a per annum rate equal to 2.750% above the adjusted LIBOR rate used by the agent, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected.

        At December 31, 2011, we had $4.5 million of borrowings outstanding that were accruing interest at our prime rate, which was 5.250%, which includes the credit spread noted above. At December 31, 2011, we had $10.0 million of borrowings outstanding that were accruing interest at our LIBOR-based rate, which was 3.270%, which includes the credit spread noted above.

        The Company was in compliance with all financial debt covenants for all periods presented.

        10.125% Senior Notes.    On June 14, 2010, we redeemed, at par value plus accrued interest to the redemption date, all remaining notes of our 10.125% Senior Notes. The funds used to redeem our 10.125% Senior Notes were obtained from our senior secured credit facility. The 10.125% Senior Notes were redeemable, at our option, in whole or in part, at specified redemption prices (as defined) plus accrued interest to the date of redemption. The transaction resulted in a redemption price of $10.0 million of which $9.9 million related to principal and $0.1 million related to interest.

        Maturities of Long-Term Debt.    At December 31, 2011, maturities of long-term debt for each of our fiscal years ending December 31, 2011 to 2016 and thereafter, are estimated as follows:

(in thousands)
2012	$5,627
2013	5,323
2014	17,235
2015	636,445
2016	1,017
Thereafter	2,017

Total payments	667,664
Unamortized bond premium	3,433

$671,097

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

10.                               Commitments and Contingencies

On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. We sought coverage for the Freedom Medical, Inc. lawsuit from a number of our insurance carriers.  On December 30, 2011, two of the insurance carriers, Lexington Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa., served us with a Minnesota state court complaint seeking a declaration that they have no obligation to cover certain claims of Freedom Medical, Inc.’s lawsuit.  On January 11, 2012, we filed our own suit, venued in Texas state court, against all of the carriers currently implicated by Freedom Medical, Inc.’s allegations.  This action sought, among other things, a declaration of coverage as to Freedom Medical, Inc.’s suit.  On September 20, 2012, the parties settled all claims asserted in these three actions.  The settlement did not have a material effect on the financial position, results of operations, or cash flows of the Company.  On September 26, 2012, the U.S. District Court for the Eastern District of Texas dismissed the Freedom Medical, Inc. lawsuit with prejudice.  On November 5, 2012, the District Court of Hennepin County, Minnesota dismissed the carrier action with prejudice.  We expect that the Texas state court carrier action will be dismissed shortly as well.

The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company’s financial results for a particular reporting period, management believes that any such resolution would not have a material effect on the financial position, results of operations or cash flows of the Company.

As of September 30, 2012, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material effect on our financial position, results of operations or cash flows.

9. Commitments and Contingencies

        Rental expenses were approximately $10.3, $8.6 and $8.3 million for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, the Company was committed under various non-cancellable operating leases for its district, corporate and other operating locations with annual rental commitments for each of the years ending December 31, 2012 to 2016 and thereafter of the following:

(in thousands)
2012	$6,579
2013	5,720
2014	5,205
2015	4,397
2016	3,668
Thereafter	10,778

$36,347

        On July 13, 2010, the U.S. Food and Drug Administration ("FDA") issued a final order and transition plan to a medical equipment manufacturer to recall all infusion pumps of a certain model currently in use in the United States. The FDA order established the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period. At the time of the recall notice, we owned approximately 11,900 of the applicable infusion pumps.

        For the twelve months ended December 31, 2011, we recognized recalled equipment net gains of approximately $15.4 million of which approximately $13.7 million were non-cash gains. Non-cash gains resulted from receiving a replacement pump for a recalled pump rather than receiving a direct cash reimbursement. The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. Such gains have been recognized as an offset to cost of sales in our consolidated statements of operations.

        At December 31, 2011, we owned approximately 5,900 of the applicable pumps. We are continuing the process of evaluating the course of action that best meets the infusion technology needs of our customers and our business. As such, we expect to continue to recognize gains and also expect to increase purchases of infusion pumps to replace recalled units as they are accepted by the equipment manufacturer. During the first three quarters of 2012, we recognized recalled equipment net gains of $18.6 million (originally disclosed that we expected to recognize between $7.0 and $10.0 million).

        The Company, from time to time, may become involved in litigation arising out of operations in the normal course of business. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable.

        On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. The federal complaint alleges violation of state and federal antitrust laws, tortious interference with business relationships, business disparagement and common law conspiracy in connection with the biomedical equipment rental market. Freedom Medical, Inc. is seeking unspecified damages and injunctive relief. While we believe these claims are without merit, and will vigorously defend against them, we are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations. We have been seeking coverage for the Freedom Medical, Inc. lawsuit from a number of our insurance carriers. On December 30, 2011 two of the insurance carriers, Lexington Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa., served us with a Minnesota state court complaint seeking a declaration that they have no obligation to cover certain claims of Freedom Medical, Inc.'s lawsuit. On January 11, 2012, we filed our own suit, venued in Texas state court, against all of the carriers currently implicated by Freedom Medical, Inc.'s allegations. This action seeks, among other things, a declaration of coverage as to Freedom Medical, Inc.'s suit. We are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations.

        On February 6, 2011, we and our wholly owned subsidiary, Sunrise Merger Sub, Inc. ("Sunrise Merger Sub"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Emergent Group, pursuant to which we and Sunrise Merger Sub commenced a tender offer (the "Offer") to purchase all of the issued and outstanding shares of Emergent Group's common stock at a purchase price of $8.46 per share in cash, followed by a merger of Sunrise Merger Sub with and into Emergent Group with Emergent Group surviving as a wholly owned subsidiary of the Company (the "Merger"). The Merger was completed on April 1, 2011. Three putative shareholder class action complaints challenging the transactions contemplated by the Merger Agreement were filed on behalf of three separate plaintiffs (collectively, the "Plaintiffs") in the Superior Court of the State of California in the County of Los Angeles (the "Court") against Emergent Group, UHS, Sunrise Merger Sub and the individual members of the Emergent Group Board (collectively, the "Defendants"). One was filed on February 22, 2011 by Brian McManus, individually and on behalf of others similarly situated, a second was filed on February 28, 2011 by Bryan Lamb, individually and on behalf of others similarly situated, and the third was filed on March 2, 2011 by Leena Dave, individually and on behalf of others similarly situated. Each complaint alleges, among other things, that the members of the Emergent Group Board breached their fiduciary duties owed to the public shareholders of Emergent Group by attempting to sell Emergent Group by means of an unfair process with preclusive deal protection devices at an unfair price of $8.46 in cash per share and by entering into the Merger Agreement, approving the Offer and the proposed Merger, engaging in self dealing and failing to take steps to maximize the value of Emergent Group to its public shareholders. The complaints further allege that Emergent Group, UHS and Sunrise Merger Sub aided and abetted such breaches of fiduciary duties. In addition, the complaints allege that certain provisions of the Merger Agreement unduly restricted Emergent Group's ability to negotiate with rival bidders. The complaints sought, among other things, declaratory and injunctive relief concerning the alleged fiduciary breaches, injunctive relief prohibiting the defendants from consummating the Merger and other forms of equitable relief.

        On March 22, 2011, the Court ordered the consolidation of the lawsuits for all purposes, and renamed the consolidated lawsuits "In re Emergent Group Inc. Shareholder Litigation". On March 24, 2011, a memorandum of understanding regarding settlement of the consolidated lawsuits (the "MOU") was agreed to by the Plaintiffs and the Defendants. Following entry of the MOU the parties entered into a definitive Settlement Agreement, subject to Court approval, that provided in exchange for the Emergent Group's amendment of its Schedule 14D-9 to include certain supplemental disclosures Plaintiffs would seek an order dismissing all actions alleging claims relating to the Merger and providing a full and final release in favor of the Defendants and their related parties from any claims that arose pursuant to or are related to the Offer or the Merger. The Defendants agreed that Emergent Group or its successor or their respective insurers will pay the Plaintiffs' attorneys' fees and expenses as are awarded by the Court not to exceed $225,000. At December 31, 2011, we have paid $75,000 and anticipate the remainder of the balance to be paid by our insurers. Notice of the proposed settlement was sent to Emergent Group common shareholders and the Court entered a final order and judgment approving the settlement on January 9, 2012, which included approval of the sum of $225,000 for the payment of Plaintiffs' attorneys' fees and expenses.

        The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company's financial results for a particular reporting period, management believes that any such resolution would not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

        As of December 31, 2011, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material adverse effect on our operating results, financial position or cash flows.

Shareholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity
Shareholder's Equity

6.                                      Equity

The following tables represent changes in equity attributable to our shareholders and non controlling interests for the nine months ended September 30, 2012 and 2011.

(In thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity

Balance at December 31, 2011	$214,294	$(109,666)	$(11,827)	$386	$93,187
Net income (loss)	—	(22,590)	—	568	(22,022)
Unrealized gain on cash flow hedge, net of tax of $1,868	—	—	2,887	—	2,887
Cash distributions to non controlling interests	—	—	—	(571)	(571)
Balance at September 30, 2012	$214,294	$(132,256)	$(8,940)	$383	$73,481

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity

Balance at December 31, 2010	$248,794	$(87,276)	$(14,779)	$—	$146,739
Consolidation of Emergent Group non controlling interest	—	—	—	379	379
Net income (loss)	—	(14,341)	—	297	(14,044)
Dividend declared	(34,500)	—	—	—	(34,500)
Unrealized gain on cash flow hedge, net of tax of $2,044	—	—	5,254	—	5,254
Cash distributions to non controlling interests	—	—	—	(291)	(291)
Contributions from new members to non controlling interests				7	7
Balance at September 30, 2011	$214,294	$(101,617)	$(9,525)	$392	$103,544

10. Shareholder's Equity

Common Stock

        The Company has authorized and issued 1,000 shares of common stock with a par value of $0.01 per share.

Accumulated Other Comprehensive Loss

	December 31, 2011	December 31, 2010
Unrealized loss on minimum pension liability adjustment, net of tax	$(8,940)	$(4,804)
Unrealized loss on cash flow hedge, net of tax	(2,887)	(9,975)

Accumulated Other Comprehensive Loss	$(11,827)	$(14,779)

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

7.                                      Stock-Based Compensation

During the nine months ended September 30, 2012, activity under the 2007 Stock Option Plan (the “2007 Stock Option Plan”), of UHS Holdco, Inc., our parent company (“Parent”), was as follows:

(in thousands except exercise price)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7
Granted	—
Exercised	(150)	$1.00	$60
Forfeited or expired	(698)	$1.20

Outstanding at September 30, 2012	37,347	$1.05	$14,009	4.9

Exercisable at September 30, 2012	29,546	$1.02	$11,495	4.8

Remaining authorized options available for issue	6,339

The exercise price of each stock option award is equal to the market value of Parent’s common stock on the grant date as determined reasonably and in good faith by Parent’s board of directors and Parent’s compensation committee and based on an analysis of a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses.

The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

We determine the fair value of stock options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options’ expected vesting periods. There were no stock options granted during the nine months ended September 30, 2012.

Expected volatility is based on an independent valuation of the stock of companies within our peer group.  Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines.  The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life.  The expected option life represents the result of the “simplified” method applied to “plain vanilla” options granted during the period, as provided within ASC Topic 718, “Compensation - Stock Compensation.”  Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

Although Parent grants stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit.  Along with this expense, which is primarily included in selling, general and administrative expenses, the Company records an offsetting payable to Parent liability which is not expected to be settled within the next twelve months.

At September 30, 2012, unearned non-cash stock-based compensation that we expect to recognize as expense over a weighted average period of 1.2 years totals approximately $2.2 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.

11. Stock-Based Compensation

        The 2007 Stock Option Plan provides for the issuance of 43.9 million nonqualified stock options of Parent to any of its and Parent's executives, other key employees and to consultants and certain non-employee directors. The options allow for the purchase of shares of common stock of Parent at prices equal to the stock's fair market value at the date of grant.

        Options granted have a ten-year contractual term and vest over approximately six years. For option grants to its employees, half of the options have fixed vesting schedules and the other half of the options vest upon the achievement of established performance targets, though options subject to performance targets were amended on August 11, 2010 (see "Amendment to Vesting Provisions of Options Agreements" below). For option grants to its directors, all of the options vest on a fixed schedule. The shares issued to a grantee upon the exercise of such grantee's options will be subject to certain restrictions on transferability as provided in the 2007 Stock Option Plan. Grantees are subject to non-competition, non-solicitation and confidentiality requirements as set forth in their respective stock option grant agreements. Forfeited options are available for future issue.

        A summary of the status of Parent's 2007 Stock Option Plan as of and for the years ended December 31, 2011, 2010 and 2009 is detailed below:

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2009	37,527	$1.00	$35,651	7.5

Granted	2,708	1.83
Exercised	(28)	1.00	$23
Forfeited or expired	(684)	1.00

Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8

Granted	—
Exercised	(41)	1.00	$29
Forfeited or expired	(1,287)	1.11

Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7

Exercisable at December 31, 2011	30,066	$1.02	$20,649	5.6

Expected to Vest at December 31, 2011	7,904	$1.17	$4,305	6.2

Remaining authorized options not yet issued	5,710

        The exercise price of the stock option award is equal to the market value of Parent's common stock on the grant date as determined reasonably and in good faith by the Parent's Board of Directors and compensation committee. The exercise price of options issued during the years ended December 31, 2011 and 2010 was determined through a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses. The exercise prices of options issued during the year ended December 31, 2009 was determined by reference to the then recent per share valuation of Parent resulting from the Transaction as detailed below.

(in thousands, except per share amount)
Equity Contribution at May 31, 2007 from Irving Place Capital and UHS Management to Parent	$248,794
Parent shares issued and outstanding at May 31, 2007	248,794

Per share Parent valuation at May 31, 2007	$1.00

        The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

        We determine the fair value of options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options' vesting periods. The range of assumptions in the table below was used to determine the Black-Scholes fair value of stock options amended on August, 11, 2010 or granted during the year ended December 31, 2010. The remaining assumptions below were used in determining the fair value of stock options granted during the year ended December 31, 2009, also under the Black-Scholes model. There were no options granted during the year ended December 31, 2011.

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Risk-free interest rate	N/A	0.73% - 3.08%	2.20%
Expected volatility	N/A	31.9% - 38.1%	37.90%
Dividend Yield	N/A	N/A	N/A
Expected option life (years)	N/A	3.9 - 6.6	6.6
Black-Scholes Value of Options	N/A	$0.72 - $1.03	$0.42

        Expected volatility is based on an independent valuation of the stock of companies within our peer group. Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines. The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life. The expected option life represents the result of the "simplified" method applied to "plain vanilla" options granted during the period, as provided within ASC Topic 718, "Compensation—Stock Compensation." Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

Amendment to Vesting Provisions of Option Agreements

        On August 11, 2010, the compensation committee of our Board of Directors recommended, and the Board of Directors (the "Parent Board") of UHS Holdco, Inc. approved, an amendment (the "Amendment") to the vesting provisions contained in all outstanding option agreements of participants in the 2007 Stock Option Plan who were employed by Parent or us as of the effective date of the Amendment, or served on our Board of Directors through that date. Performance vesting options granted under the original terms of the 2007 Stock Option Plan vested over a six-year period with one-sixth vesting on December 31 of each year of the six-year period, subject to the option holder not ceasing employment with Parent or us, and prior to the effectiveness of the Amendment, subject to our attainment of either an adjusted EBITDA target for current fiscal year, or an aggregate adjusted EBITDA target calculated in each subsequent fiscal year, as provided in the respective form of option agreement. The Amendment, among other things, did away with the requirement that the EBITDA-based performance objectives be achieved in order for performance vesting options to vest, in effect providing for time-based vesting of these options rather than performance vesting. The Amendment did not change the number of options granted, the strike price, or any continued service requirements. The Amendment also provided for the acceleration of vesting, for 2007 Stock Option Plan participants who were employed by Parent or us as of the effective date of the Amendment and who were granted options prior to December 31, 2009, of options (the "Accelerated Options") to purchase approximately 2,996,000 shares of common stock of Parent that were eligible for vesting on December 31, 2009, but did not vest because we did not achieve the applicable adjusted EBITDA target for the fiscal year ended December 31, 2009. At the time vesting was accelerated, the Accelerated Options remained eligible for vesting in future years based on our achievement of an aggregate adjusted EBITDA target. Except as described above, all other terms and conditions applicable to the Accelerated Options remain in effect. The Amendment also amended the provisions relating to time vesting options granted under the 2007 Stock Option Plan to achieve greater consistency between the treatment of these options and the treatment of performance vesting options in the event of a sale of substantially all of the assets of Parent or us.

        The Parent Board authorized the Amendment in an effort to ensure that Parent continues to provide long-term incentives that drive core operating performance, while creating a meaningful retention benefit.

        Aggregate performance vesting options affected by the Amendment, including the Accelerated Options, are detailed below by original grant date:

Summary of Performance Vesting Options

(in thousands)

Grant Date	Performance Options Outstanding at August 10, 2010	Vested Performance Options Outstanding at August 10, 2010 (Prior to Amendment)	Options Affected by Amendment(1)	Accelerated Options(2)
July 18, 2007	17,109	5,707	11,402	2,850
December 3, 2007	283	48	235	47
April 1, 2008	28	5	23	5
April 1, 2009	564	—	564	94
April 13, 2010(3)	707	—	707	N/A

Total	18,691	5,760	12,931	2,996

(1)
Includes Accelerated Options

(2)
Accelerated Options vesting on August 11, 2010

(3)
Options issued subsequent to December 31, 2009 were not affected by the accelerated vesting

        An aggregate of approximately 2,996,000 options vested on August 11, 2010 as a result of the Parent Board's acceleration of vesting performance vesting options. The remaining unvested options affected by the Amendment will vest and become exercisable on each December 31, in accordance with the vesting schedule provided in the option agreements, through the remaining term of the applicable option.

        Although Parent grants the stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit. For the years ended December 31, 2011, 2010 and 2009, we recognized non-cash stock compensation expense of $4.3, $7.3 and $1.3 million, respectively, which is primarily included in selling, general and administrative expenses.

        At December 31, 2011, unearned non-cash stock-based compensation related to our options, that we expect to recognize as expense over a weighted average period of 1.4 years, totals approximately $5.4 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

11.                               Related Party Transactions

Management Agreement

On May 31, 2007, we and Irving Place Capital entered into a professional services agreement pursuant to which Irving Place Capital provides general advisory and management services to us with respect to financial and operating matters.  Irving Place Capital is a principal owner of Parent, and the following members of our board of directors are associated with Irving Place Capital:  Michael Feiner, Robert Juneja, Bret Bowerman and David Crane. We paid Irving Place Capital professional services fees of $0.8 million and $0.8 million for the nine-month periods ended September 30, 2012 and 2011, respectively.

Business Relationship

In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. (“Ryan”), which began on May 1, 2007.  One member of our board of directors is also a director of Ryan.  We made payments to Ryan totaling $0.3 million and $0.3 million during the nine months ended September 30, 2012 and 2011, respectively.

The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm’s length negotiation between unrelated parties.

12. Related Party Transactions

Management Agreement

        On May 31, 2007, we and IPC entered into a professional services agreement pursuant to which general advisory and management services are provided to us with respect to financial and operating matters. IPC is an owner of Parent, and the following members of our Board of Directors are associated with IPC: John Howard, Robert Juneja and Bret Bowerman. In addition, David Crane, a director, provides consulting services to IPC. The professional services agreement requires us to pay an annual fee for ongoing advisory and management services equal to the greater of $0.5 million or 0.75% of our Adjusted EBITDA (as defined in the professional services agreement) for the immediately preceding fiscal year, payable in quarterly installments. The professional services agreement provides that IPC will be reimbursed for its reasonable out-of-pocket expenses in connection with certain activities undertaken pursuant to the professional services agreement and will be indemnified for liabilities incurred in connection with its role under the professional services agreement, other than for liabilities resulting from its gross negligence or willful misconduct. The term of the professional services agreement commenced on May 31, 2007 and will remain in effect unless and until either party notifies the other of its desire to terminate, we are sold to a third-party purchaser or we consummate a qualified initial public offering, as defined in the professional services agreement. The total professional services agreement fees paid to IPC were $0.9, $0.8 and $0.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

2007 Stock Option Plan

        Parent established the 2007 Stock Option Plan. Compensation expense related to service provided by the Company's employees is recognized in the accompanying consolidated statements of operations with an offsetting Payable to Parent liability, which is not expected to be settled within the next twelve months.

Business Relationship

        In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. ("Ryan"), which began on May 1, 2007. On November 29, 2007, we added a new member to our Board of Directors who is also a director of Ryan. During the years ended December 31, 2011, 2010 and 2009, we made rent payments to a Ryan affiliate totaling $315,000, $350,000 and $328,000 respectively.

        The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm's length negotiation between unrelated parties.

Limited Liability Companies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Limited Liability Companies
Limited Liability Companies

12.                               Limited Liability Companies

We participate with others in the formation of limited liability companies (“LLCs”) in which Surgical Services becomes a partner and shares the financial interest with the other investors. Surgical Services is the primary beneficiary of these LLCs. These LLCs acquire certain medical equipment for use in their respective business activities, which generally focus on surgical procedures. The LLCs will acquire medical equipment for rental purposes under equipment financing leases. At September 30, 2012, the LLCs had approximately $0.8 million of total assets. The third party investors in each respective LLC generally provide the lease financing company with individual proportionate lease guarantees based on their respective ownership percentages in the LLCs. In addition, Surgical Services will provide such financing companies with its corporate guarantee based on its respective ownership interest in each LLC. In certain instances, Surgical Services has provided such financing companies with an overall corporate guarantee in connection with equipment financing transactions. In such instances, the individual investors in each respective LLC will generally indemnify us against losses, if any, incurred in connection with its corporate guarantee. Additionally, we provide operational and administrative support to the LLCs in which it is a partner. As of September 30, 2012, we held interests in six active LLCs.

In accordance with guidance issued by the FASB, we account for equity investments in LLCs (in which we are the primary beneficiary) under the full consolidation method whereby transactions between Surgical Services and the LLCs have been eliminated through consolidation.

13. Limited Liability Companies

        We participate with others in the formation of limited liability companies ("LLCs") in which Surgical Services becomes a partner and shares the financial interest with the other investors. Surgical Services is the primary beneficiary of these LLCs. These LLCs acquire certain medical equipment for use in their respective business activities, which generally focus on surgical procedures. The LLCs will acquire medical equipment for rental purposes under equipment financing leases. At December 31, 2011, the LLCs had approximately $0.9 million of total assets. The third party investors in each respective LLC generally provide the lease financing company with individual proportionate lease guarantees based on their respective ownership percentages in the LLCs. In addition, Surgical Services will provide such financing companies with its corporate guarantee based on its respective ownership interest in each LLC. In certain instances, Surgical Services has provided such financing companies with an overall corporate guarantee in connection with equipment financing transactions. In such instances, the individual investors in each respective LLC will generally indemnify us against losses, if any, incurred in connection with its corporate guarantee. Additionally, we provide operational and administrative support to the LLCs in which it is a partner. As of December 31, 2011, we held interests in six active LLCs.

        For the nine months December 31, 2011, in accordance with guidance issued by the FASB, we accounted for equity investments in LLCs (in which we are the primary beneficiary) under the full consolidation method whereby transactions between Surgical Services and the LLCs have been eliminated through consolidation.

Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pension Plan
Employee Benefit Plans

14.                               Pension Plan

The components of net periodic pension costs are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2012	2011	2012	2011
Interest cost	$269	$274	$808	$821
Expected return on plan assets	(320)	(308)	(959)	(925)
Recognized net actuarial loss	172	88	514	265
Net periodic cost	$121	$54	$363	$161

Future benefit accruals for all participants were frozen as of December 31, 2002.  We made required contributions of $1.3 million during the nine months ended September 30, 2012.

14. Employee Benefit Plans

        ASC Topic 718, "Compensation—Retirement Benefits" requires employers to recognize the under- funded or over funded status of a defined benefit post retirement plan as an asset or liability in its statements of financial position and to recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income. Additionally, ASC Topic 718 requires employers to measure the funded status of a plan as of the date of its year-end statement of financial position. At the time of adoption of ASC Topic 718, the full funded status of our defined benefit post retirement plan had been recognized in prior years' purchase accounting due to the Transaction. The adoption had no impact to the measurement date used in our year-end statement of financial position as related to our noncontributory defined benefit pension plan.

        Pension plan benefits are to be paid to eligible employees after retirement based primarily on years of credited service and participants' compensation. The Company uses a December 31 measurement date. Effective December 31, 2002, the Company froze the benefits under the pension plan. The change in benefit obligation, pension plan assets and funded status as of and for the years ended December 31, 2011 and 2010 are as follows:

Change in Benefit Obligation (in thousands)	2011	2010
Benefit obligations at beginning of Period	$20,489	$18,608
Interest cost	1,095	1,088
Actuarial loss	2,995	1,560
Benefits paid	(733)	(767)

Benefit obligation at end of period	$23,846	$20,489

Change in Plan Assets (in thousands)	2011	2010
Fair value of plan assets at beginning of year	$14,059	$12,202
Actual gain (loss) on plan assets	(260)	1,759
Benefits paid	(733)	(767)
Employer contribution	975	865

Fair value of plan assets at end of year	$14,041	$14,059

Funded Status (in thousands)	2011	2010
Funded status	$(9,805)	$(6,430)
Unrecognized net actuarial loss/Accumulated other comprehensive loss	11,365	7,230

Net amount recognized	$1,560	$800

        A summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets at December 31, are as follows:

(in thousands)	2011	2010
Projected benefit obligation	$23,846	$20,489
Accumulated benefit obligation ("ABO")	23,846	20,489
Fair value of plan assets	14,041	14,059
ABO less fair value of plan assets	9,805	6,430

        Amounts recognized in the consolidated balance sheets at December 31, are as follows:

(in thousands)	2011	2010
Current Liabilities	$1,595	$975
Noncurrent Liabilities	8,210	5,455

Total Amount Recognized	$9,805	$6,430

Net Periodic Benefit Cost (Benefit)

        The components of net periodic benefit cost (benefit) are as follows:

	Year Ended December 31,
(in thousands)	2011	2010	2009
Interest cost	$1,095	$1,088	$1,065
Expected return on plan assets	(1,234)	(1,218)	(1,213)
Recognized net actuarial loss	353	154	12

Net periodic benefit cost (benefit)	$214	$24	$(136)

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2011	2010
Beginning of year	$(7,230)	$(6,365)
Net Actuarial losses	(4,488)	(1,019)
Amortization of net gains	353	154

	$(11,365)	$(7,230)

Pension Plan Assets

        Our target pension plan asset allocation and actual pension plan allocation of assets at December 31, are as follows:

Asset Category	Target Allocation	2011	2010
Equity securities	70%	73%	77%
Debt securities and cash	30	27	23

	100%	100%	100%

        The pension plan assets are invested with the objective of maximizing long-term returns while minimizing material losses in order to meet future benefit obligations when they come due.

        The Company utilizes an investment approach with a mix of equity and debt securities used to maximize the long-term return on assets. Risk tolerance is established through consideration of pension plan liabilities, funded status and corporate financial condition. The investment portfolio consists of a diversified blend of mutual funds and fixed-income investments. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews and annual asset and liability reviews.

Fair Value Measurement

        The following table presents our plan assets using the fair value hierarchy as of December 31, 2011 and 2010.

	Year Ended December 31,
(in thousands)	2011	2010
Level 1
Equity Securities	$10,205	$10,769
Debt Securities and Cash	3,836	3,290
Level 2	—	—
Level 3	—	—

	$14,041	$14,059

        Investments in Equity and Debt Securities are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices. These investments are classified as Level 1.

Contributions

        The Company contributed $1.0, $0.9 and $0.4 million to the pension plan during the years ended December 31, 2011, 2010 and 2009, respectively. The Company expects to make contributions of approximately $1.6 million in 2012.

Estimated Future Benefit Payments

        The following benefit payments are expected to be paid:

Estimated Future Benefit Payments

(in thousands)
2012	$840
2013	860
2014	914
2015	954
2016	1,007
2017 to 2021	5,897

Pension Plan Assumptions

        The following weighted-average assumptions were used as of each of the years ended December 31, as follows:

	2011	2010	2009
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	4.67%	5.42%	5.92%
Expected return on assets	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate	5.42%	5.92%	6.10%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A

        These assumptions are reviewed on an annual basis. In determining the expected return on asset assumption, the Company evaluates the long-term returns earned by the pension plan, the mix of investments that comprise pension plan assets and forecasts of future long-term investment returns.

Other Employee Benefits

        The Company also sponsors a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code") and covers substantially all of the Company's employees. Employees may contribute annually up to 60% of their base compensation on a pre-tax basis (subject to Internal Revenue Service limitation). The company matching contribution is 50% of the first 6% of base compensation that an employee contributes. We made matching contributions to the plan of approximately $1.4, $1.4 and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company is self-insured for employee health care up to $130,000 per member per plan year and aggregate claims up to 125% of expected claims per plan year. Also, the Company purchases workers' compensation and automobile liability coverage with related deductibles. The Company is liable for up to $250,000 per individual workers' compensation claim and up to $250,000 per accident for automobile liability claims. Self-insurance and deductible costs are included in other accrued expenses in the consolidated balance sheets and are accrued based upon the aggregate of the liability for reported claims and an actuarially determined estimated liability for claims development and incurred but not reported.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

15.                               Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration and have established a valuation allowance in accordance with ASC Topic 740. Our January 3, 2012 acquisition resulted in the recording of deferred tax liabilities on the opening balance sheet due to higher book than tax basis for fixed assets and amortizable intangible assets.  This discrete event had the one-time effect of reducing our valuation allowance by approximately $3.4 million on that date, though this amount was offset by approximately $9.5 million of additional valuation allowance resulting from year-to-date losses. In future reporting periods, we will continue to assess the likelihood that deferred tax assets are realizable.

Reconciliations between the Company’s effective income tax rate and the U.S. statutory rate follow:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.3)	(3.7)	(2.9)	(3.6)
Permanent items	0.2	3.3	0.9	2.8
Valuation allowance	38.1	36.7	24.8	3.3
Other	0.4	(3.7)	0.6	1.2
Effective income tax rate	0.4%	(2.4)%	(11.6)%	(31.3)%

At September 30, 2012, the Company had available unused federal net operating loss carryforwards of approximately $183.5 million.  The net operating loss carryforwards will expire at various dates from 2020 through 2030.

15. Income Taxes

        The provision (benefit) for income taxes consists of the following:

	Year Ended December 31,
	2011	2010	2009
Current—State	$385	$291	$221
Current—Federal	—	—	57
Deferred	(8,728)	1,401	(11,767)

	$(8,343)	$1,692	$(11,489)

        Reconciliations between the Company's effective income tax rate and the U.S. statutory rate follow:

	Year Ended December 31,
	2011	2010	2009
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.4)	(4.0)	(4.8)
Valuation allowance	5.8	42.2	—
Permanent items	2.3	1.0	0.7
Deferred item adjustments	2.7	2.0	0.9

Effective income tax rate	(27.6)%	6.2%	(38.2)%

        The components of the Company's overall deferred tax assets and liabilities at December 31, 2011 and 2010, are as follows:

(in thousands)	December 31, 2011	December 31, 2010
Deferred tax assets
Accounts receivable	$753	$780
Accrued compensation and pension	8,593	7,701
Inventories	494	335
Other assets	2,263	3,836
Unrealized loss on cash flow hedge	1,868	6,372
Unrealized loss on pension	4,464	2,818
Net operating loss carryforwards	62,577	50,263

Deferred tax assets	81,012	72,105
Valuation allowance	(15,052)	(11,958)

Deferred tax assets	65,960	60,147
Deferred tax liabilities
Accelerated depreciation and amortization	(128,503)	(118,403)
Prepaid assets	(786)	(692)

Total deferred tax liabiliites	(129,289)	(119,095)

Net deferred tax liability	$(63,329)	$(58,948)

        At December 31, 2011, the Company had available unused federal net operating loss carryforwards of approximately $159.4 million. The net operating loss carryforwards will expire at various dates from 2020 through 2030.

        We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we established a valuation allowance of $12.0 million during 2010 to recognize this uncertainty. The 2011 acquisitions of the stock of Emergent Group and the stock of a surgical laser equipment service provider resulted in the recording of larger deferred tax liabilities than deferred tax assets on the opening balance sheets for each acquisition. This was due to deferred tax liabilities that were recorded for intangible and fixed assets. Together, each of these discrete events, at the date of acquisition, had the effect of reducing our valuation allowance by approximately $9.0 million, although this amount was offset by approximately $1.8 million of additional valuation allowance resulting from year-to-date losses. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

        Under the Code, certain corporate stock transactions into which the Company has entered or may enter in the future could limit the amount of net operating loss carryforwards which may be utilized on an annual basis to offset taxable income in future periods.

        ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

        Our evaluation was performed for the tax years ended December 31, 2011, 2010 and 2009, which are the tax years that remain subject to examination by major tax jurisdictions as of December 31, 2011. We do not believe there will be any material changes in our unrecognized tax positions over the next twelve months.

        A reconciliation of the beginning and ending amount of unrecognized tax benefit for the years ended December 31, 2011, 2010 and 2009:

(in thousands)
Unrecognized tax benefits balance at January 1, 2009	$2,100
Gross increases for tax positions in 2009	—

Unrecognized tax benefits balance at December 31, 2009	2,100
Gross increases for tax positions in 2010	—

Unrecognized tax benefits balance at December 31, 2010	2,100
Gross increases for tax positions in current period	1,653

Unrecognized tax benefits balance at December 31, 2011	$3,753

        Included in the unrecognized tax benefits as of December 31, 2011, are $3.1 million of tax benefits that, if recognized, would decrease the effective tax rate.

Consolidating Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Consolidating Financial Statements
Consolidating Financial Statements

16.                               Consolidating Financial Statements

In accordance with the provisions of the 2007 Indenture and the 2012 Indenture, as a wholly owned subsidiary of UHS, Surgical Services has jointly and severally guaranteed all the Company’s Obligations (as defined in each of the 2007 Indenture and the 2012 Indenture) on a full and unconditional basis. Consolidating financial information of UHS and the guarantor is presented on the following pages.

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands)

(unaudited)

	September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical	Consolidating Adjustments	Consolidated

Assets
Current assets:
Cash and cash equivalents	$—	$2,462	$—	$2,462
Accounts receivable, less allowance for doubtful accounts	65,072	10,055	—	75,127
Due from (to) affiliates	28,402	(28,402)	—	—
Inventories	5,941	2,753	—	8,694
Deferred income taxes, net	9,838	277	—	10,115
Other current assets	4,808	166	—	4,974
Total current assets	114,061	(12,689)	—	101,372

Property and equipment, net:
Medical equipment, net	226,183	14,025	—	240,208
Property and office equipment, net	28,326	1,302	—	29,628
Total property and equipment, net	254,509	15,327	—	269,836

Other long-term assets:
Goodwill	283,141	52,436	—	335,577
Investment in subsidiary	56,275	—	(56,275)	—
Other intangibles, net	214,723	23,231	—	237,954
Other, primarily deferred financing costs, net	15,467	318	—	15,785
Total assets	$938,176	$78,623	$(56,275)	$960,524

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$5,309	$1,116	$—	$6,425
Book overdrafts	1,966	—	—	1,966
Accounts payable	32,176	2,494	—	34,670
Accrued compensation	14,251	2,176	—	16,427
Accrued interest	8,200	—	—	8,200
Dividend payable	780	—	—	780
Other accrued expenses	8,140	3,616	—	11,756
Total current liabilities	70,822	9,402	—	80,224

Long-term debt, less current portion	695,705	977	—	696,682
Pension and other long-term liabilities	11,534	1,686	—	13,220
Payable to Parent	21,622	—	—	21,622
Deferred income taxes, net	65,395	9,900	—	75,295
Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(128,512)	(3,744)	—	(132,256)
Accumulated loss in subsidiary	(3,744)	—	3,744	—
Accumulated other comprehensive loss	(8,940)	—	—	(8,940)
Total Universal Hospital Services, Inc. equity	73,098	56,275	(56,275)	73,098
Non controlling interest	—	383	—	383
Total equity	73,098	56,658	(56,275)	73,481
Total liabilities and equity	$938,176	$78,623	$(56,275)	$960,524

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands)

(unaudited)

	December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surigical	Consolidating Adjustments	Consolidated

Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from (to) affiliates	3,089	(3,089)	—	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes, net	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392
Total current assets	86,048	6,080	—	92,128

Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460
Total property and equipment, net	255,350	8,997	—	264,347

Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106
Total assets	$919,276	$75,870	$(58,214)	$936,932

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Accounts payable	29,852	1,507	—	31,359
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	8,788	1,564	—	10,352
Total current liabilities	67,054	5,932	—	72,986

Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes, net	65,425	7,864	—	73,289

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated loss in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)
Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801
Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187
Total liabilities and equity	$919,276	$75,870	$(58,214)	$936,932

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

	For the three months ended September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$60,618	$13,516	$—	$74,134
Technical and professional services	20,066	—	—	20,066
Medical equipment sales and remarketing	7,619	—	—	7,619
Total revenues	88,303	13,516	—	101,819

Cost of Sales
Cost of medical equipment outsourcing	21,288	7,448	—	28,736
Cost of technical and professional services	14,455	—	—	14,455
Cost of medical equipment sales and remarketing	6,014	—	—	6,014
Medical equipment depreciation	16,932	1,172	—	18,104
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,689	8,620	—	67,309
Gross margin	29,614	4,896	—	34,510

Selling, general and administrative	24,624	5,261	—	29,885
Acquisition and integration expenses	34	24	—	58
Operating income (loss)	4,956	(389)	—	4,567

Equity in earnings of subsidiary	(163)	—	163	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	13,140	390	—	13,530
Loss before income taxes and non controlling interest	(20,686)	(779)	163	(21,302)

Provision (benefit) for income taxes	706	(616)	—	90
Consolidated net loss before non controlling interest	(21,392)	(163)	163	(21,392)
Net income attributable to non controlling interest	202	202	(202)	202

Net loss attributable to Universal Hospital Services, Inc.	$(21,594)	$(365)	$365	$(21,594)

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

	For the three months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$60,595	$8,407	$—	$69,002
Technical and professional services	13,852	—	—	13,852
Medical equipment sales and remarketing	6,490	—	—	6,490
Total revenues	80,937	8,407	—	89,344

Cost of Sales
Cost of medical equipment outsourcing	19,452	4,362	—	23,814
Cost of technical and professional services	10,540	—	—	10,540
Cost of medical equipment sales and remarketing	5,215	—	—	5,215
Medical equipment depreciation	16,333	673	—	17,006
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	51,540	5,035	—	56,575
Gross margin	29,397	3,372	—	32,769

Selling, general and administrative	20,814	1,942	—	22,756
Acquisition and integration expenses	18	604	—	622
Operating income	8,565	826	—	9,391

Equity in earnings of subsidiary	573	—	(573)	—
Interest expense	15,060	62	—	15,122
Income (loss) before income taxes and non controlling interest	(5,922)	764	(573)	(5,731)

Provision (benefit) for income taxes	(336)	191	—	(145)
Consolidated net income (loss) before non controlling interest	(5,586)	573	(573)	(5,586)
Net income attributable to non controlling interest	159	159	(159)	159
Net income (loss) attributable to Universal Hospital Services, Inc.	$(5,745)	$414	$(414)	$(5,745)

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

`	For the nine months ended September 30, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$188,954	$37,645	$—	$226,599
Technical and professional services	62,545	—	—	62,545
Medical equipment sales and remarketing	23,250	—	—	23,250
Total revenues	274,749	37,645	—	312,394

Cost of Sales
Cost of medical equipment outsourcing	56,518	20,755	—	77,273
Cost of technical and professional services	47,109	—	—	47,109
Cost of medical equipment sales and remarketing	18,112	—	—	18,112
Medical equipment depreciation	48,847	3,482	—	52,329
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	170,586	24,237	—	194,823
Gross margin	104,163	13,408	—	117,571

Selling, general and administrative	72,138	14,113	—	86,251
Acquisition and integration expenses	264	88	—	352
Operating income (loss)	31,761	(793)	—	30,968

Equity in earnings of subsidiary	(1,372)	—	1,372	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	42,442	1,092	—	43,534
Loss before income taxes and non controlling interest	(24,392)	(1,885)	1,372	(24,905)

Provision (benefit) for income taxes	(2,370)	(513)		(2,883)
Consolidated net loss before non controlling interest	(22,022)	(1,372)	1,372	(22,022)
Net income attributable to non controlling interest	568	568	(568)	568
Net loss attributable to Universal Hospital Services, Inc.	$(22,590)	$(1,940)	$1,940	$(22,590)

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

	For the nine months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$188,698	$16,461	$—	$205,159
Technical and professional services	36,083	—	—	36,083
Medical equipment sales and remarketing	17,972	—	—	17,972
Total revenues	242,753	16,461	—	259,214

Cost of Sales
Cost of medical equipment outsourcing	64,221	8,564	—	72,785
Cost of technical and professional services	26,650	—	—	26,650
Cost of medical equipment sales and remarketing	14,115	—	—	14,115
Medical equipment depreciation	50,309	1,369	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	155,295	9,933	—	165,228
Gross margin	87,458	6,528	—	93,986

Selling, general and administrative	68,211	4,036	—	72,247
Acquisition and integration expenses	1,623	998	—	2,621
Operating income	17,624	1,494	—	19,118

Equity in earnings of subsidiary	900	—	(900)	—
Interest expense	39,423	149	—	39,572
Income (loss) before income taxes and non controlling interest	(20,899)	1,345	(900)	(20,454)

Provision (benefit) for income taxes	(6,855)	445	—	(6,410)
Consolidated net income (loss) before non controlling interest	(14,044)	900	(900)	(14,044)
Net income attributable to non controlling interest	297	297	(297)	297
Net income (loss) attributable to Universal Hospital Services, Inc.	$(14,341)	$603	$(603)	$(14,341)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

(unaudited)

	For the three months ended September 30, 2012				For the nine months ended September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Consolidated net loss	$(21,392)	$(163)	$163	$(21,392)	$(22,022)	$(1,372)	$1,372	$(22,022)
Other comprehensive income:
Gain on cash flow hedge, net of tax	—	—	—	—	2,887	—	—	2,887
Total other comprehensive income	—	—	—	—	2,887	—	—	2,887
Comprehensive loss	(21,392)	(163)	163	(21,392)	(19,135)	(1,372)	1,372	(19,135)
Comprehensive income attributable to non controlling interest	202	202	(202)	202	568	568	(568)	568
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(21,594)	$(365)	$365	$(21,594)	$(19,703)	$(1,940)	$1,940	$(19,703)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

(unaudited)

	For the three months ended September 30, 2011				For the nine months ended September 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Consolidated net income (loss)	$(5,586)	$573	$(573)	$(5,586)	$(14,044)	$900	$(900)	$(14,044)
Other comprehensive income:
Gain on cash flow hedge, net of tax	1,970	—	—	1,970	5,254	—	—	5,254
Total other comprehensive income	1,970	—	—	1,970	5,254	—	—	5,254
Comprehensive income (loss)	(3,616)	573	(573)	(3,616)	(8,790)	900	(900)	(8,790)
Comprehensive income attributable to non controlling interest	159	159	(159)	159	297	297	(297)	297
Comprehensive income (loss) attributable to Universal Hospital Services, Inc.	$(3,775)	$414	$(414)	$(3,775)	$(9,087)	$603	$(603)	$(9,087)

Consolidating Statements of Cash Flows

(in thousands)

(unaudited)

	For the nine months ended September 30, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,650)	$(1,372)	$—	$(22,022)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	56,600	3,835	—	60,435
Amortization of intangibles, deferred financing costs and bond premium	11,411	2,389	—	13,800
Non-cash write off of deferred financing cost and bond premium of repurchased notes	2,541	—	—	2,541
Tender premium for purchase of notes	9,798	—	—	9,798
Provision for doubtful accounts	366	218	—	584
Provision for inventory obsolescence	219	17	—	236
Non-cash stock-based compensation expense	3,225	—	—	3,225
Non-cash gain on trade-in of recalled equipment	(15,872)	—	—	(15,872)
Loss (gain) on sales and disposals of equipment	(1,252)	15	—	(1,237)
Deferred income taxes	(2,210)	(1,347)	—	(3,557)
Changes in operating assets and liabilities:
Accounts receivable	(541)	(3,089)	—	(3,630)
Due from (to) affiliates	(25,313)	25,313	—	—
Inventories	(1,479)	(431)	—	(1,910)
Other operating assets	(404)	154	—	(250)
Accounts payable	3,927	(749)	—	3,178
Other operating liabilities	6,747	(453)	—	6,294
Net cash provided by operating activities	27,113	24,500	—	51,613
Cash flows from investing activities:
Medical equipment purchases	(38,744)	(3,157)	—	(41,901)
Property and office equipment purchases	(4,559)	(224)	—	(4,783)
Proceeds from disposition of property and equipment	5,675	—	—	5,675
Acquisitions, net of cash acquired	(436)	(13,982)	—	(14,418)
Net cash used in investing activities	(38,064)	(17,363)	—	(55,427)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	—	—	113,000
Payments under senior secured credit facility	(96,200)	—	—	(96,200)
Payments of principal under capital lease obligations	(3,807)	(1,102)	—	(4,909)
Purchase of refinanced bonds	(405,000)	—	—	(405,000)
Payments on acquired debt	—	(4,163)	—	(4,163)
Proceeds from issuance of bonds	425,000	—	—	425,000
Distributions to non controlling interests	—	(571)	—	(571)
Proceeds from exercise of parent company stock options	150	—	—	150
Dividend and equity distribution payments	(763)	—	—	(763)
Tender premium for purchase of notes	(9,798)	—	—	(9,798)
Payment of deferred financing costs	(9,983)	—	—	(9,983)
Change in book overdrafts	(1,648)	—	—	(1,648)
Net cash provided by (used in) financing activities	10,951	(5,836)	—	5,115
Net change in cash and cash equivalents	—	1,301	—	1,301

Cash and cash equivalents at the beginning of period	—	1,161	—	1,161
Cash and cash equivalents at the end of period	$—	$2,462	$—	$2,462

Universal Hospital Services, Inc.

Consolidating Statements of Cash Flows

(in thousands)

(unaudited)

	For the nine months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(14,944)	$900	$—	$(14,044)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	56,903	1,448	—	58,351
Amortization of intangibles, deferred financing costs and bond premium	11,985	1,354	—	13,339
Provision for doubtful accounts	598	(5)	—	593
Provision for inventory obsolescence	99	—	—	99
Non-cash stock-based compensation expense	3,294	—	—	3,294
Non-cash gain on trade-in of recalled equipment	(8,360)	—	—	(8,360)
Loss (gain) on sales and disposals of equipment	(1,303)	6	—	(1,297)
Deferred income taxes	(7,151)	434	—	(6,717)
Changes in operating assets and liabilities:
Accounts receivable	(4,443)	115	—	(4,328)
Due from (to) affiliates	2,162	(2,162)	—	—
Inventories	(346)	79	—	(267)
Other operating assets	(806)	47	—	(759)
Accounts payable	995	(182)	—	813
Other operating liabilities	14,610	740	—	15,350
Net cash provided by operating activities	53,293	2,774	—	56,067
Cash flows from investing activities:
Medical equipment purchases	(59,537)	(1,026)	—	(60,563)
Property and office equipment purchases	(5,834)	(27)	—	(5,861)
Proceeds from disposition of property and equipment	2,594	5	—	2,599
Acquisitions, net of cash acquired	(66,519)	—	1,480	(65,039)
Net cash used in investing activities	(129,296)	(1,048)	1,480	(128,864)
Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	—	—	132,250
Payments under senior secured credit facility	(185,150)	—	—	(185,150)
Payments of principal under capital lease obligations	(3,223)	(1,063)	—	(4,286)
Payment of deferred financing costs	(4,340)	—	—	(4,340)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Cash paid to non controlling interests	—	(291)	—	(291)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of parent company stock options	41	—	—	41
Dividend and equity distribution payments	(32,729)	—	—	(32,729)
Change in book overdrafts	755	—	—	755
Net cash provided by (used in) financing activities	87,203	(1,347)	—	85,856
Net change in cash and cash equivalents	11,200	379	1,480	13,059

Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—
Cash and cash equivalents at the end of period	$11,200	$1,859	$—	$13,059

16. Consolidating Financial Statements

        In accordance with the provisions of the Second Lien Senior Indenture, as a wholly owned subsidiary of UHS, Surgical Services has jointly and severally guaranteed all the Company's Obligations (as defined in the Second Lien Senior Indenture) under the Second Lien Senior Indenture on a full and unconditional basis. Consolidating financial information of UHS and the guarantors is presented on the following pages.

Consolidating Balance Sheets
(In thousands, except share and per share information)

	At December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from (to) affiliates	3,089	(3,089)	—	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392

Total current assets	86,048	6,080	—	92,128
Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460

Total property and equipment, net	255,350	8,997	—	264,347
Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106

Total assets	$919,276	$75,870	$(58,214)	$936,932

Liabilities and Shareholders' Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Accounts payable	29,852	1,507	—	31,359
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	8,788	1,564	—	10,352

Total current liabilities	67,054	5,932	—	72,986
Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes	65,425	7,864	—	73,289
Commitments and contingencies
Total equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated earnings in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)

Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801

Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187

Total liabilities and equity	$919,276	$75,870	$(58,214)	$936,932

Consolidating Statements of Operations
(In thousands)

	For the twelve months ended December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$250,489	$25,421	$—	$275,910
Technical and professional services	54,058	—	—	54,058
Medical equipment sales and remarketing	25,188	—	—	25,188

Total revenues	329,735	25,421	—	355,156
Cost of Sales
Cost of medical equipment outsourcing	84,030	13,673	—	97,703
Cost of technical and professional services	40,518	—	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	—	19,734
Medical equipment depreciation	65,928	2,104	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	210,210	15,777	—	225,987

Gross margin	119,525	9,644	—	129,169
Selling, general and administrative	91,258	9,690	—	100,948
Acquisition and integration expenses	1,802	1,681	—	3,483

Operating income	26,465	(1,727)	—	24,738
Equity in earnings of subsidiary	(1,354)	—	1,354	—
Interest expense	54,779	241	—	55,020

Loss before income taxes and non controlling interest	(29,668)	(1,968)	1,354	(30,282)
Benefit for income taxes	(7,729)	(614)	—	(8,343)

Consolidated net loss	(21,939)	(1,354)	1,354	(21,939)
Net income attributable to non controlling interest	451	451	(451)	451

Net loss attributable to Universal Hospital Services, Inc.	$(22,390)	$(1,805)	$1,805	$(22,390)

Consolidating Statements of Comprehensive Income (Loss)
(In thousands)

	At December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Consolidated net loss	$(21,939)	$(1,354)	$1,354	$(21,939)

Other comprehensive income (loss)
Loss on minimum pension liability, net of tax	(4,136)	—	—	(4,136)
Gain on cash flow hedge, net of tax	7,088	—	—	7,088

Total other comprehensive income	2,952	—	—	2,952

Comprehensive loss	(18,987)	(1,354)	1,354	(18,987)
Comprehensive income attributable to non controlling interest	451	451	(451)	451

Comprehensive loss attributable to Universal Hospital Services, Inc.	$(19,438)	$(1,805)	$1,805	$(19,438)

Consolidating Statements of Cash Flows
(In thousands)

	For the twelve months ended December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,585)	$(1,354)	$—	$(21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	75,004	2,244	—	77,248
Amortization of intangibles, deferred financing costs and bond premium	15,964	6,036	—	22,000
Provision for doubtful accounts	907	(8)	—	899
Provision for inventory obsolescence	134	—	—	134
Non-cash stock-based compensation expense	4,276	—	—	4,276
Non-cash gain on trade-in of recalled equipment	(13,710)	—	—	(13,710)
Loss (gain) on sales and disposals of equipment	(1,902)	6	—	(1,896)
Deferred income taxes	(7,342)	(1,386)	—	(8,728)
Changes in operating assets and liabilities:
Accounts receivable	(5,843)	(827)	—	(6,670)
Due from (to) affiliates	(3,089)	3,089	—	—
Inventories	(53)	(20)	—	(73)
Other operating assets	(715)	899	—	184
Accounts payable	5,955	(597)	—	5,358
Other operating liabilities	(284)	892	—	608

Net cash provided by operating activities	48,717	8,974	—	57,691

Cash flows from investing activities:
Medical equipment purchases	(75,747)	(1,814)	—	(77,561)
Property and office equipment purchases	(9,488)	(69)	—	(9,557)
Proceeds from disposition of property and equipment	3,864	5	—	3,869
Acquisitions, net of cash acquired	(66,519)	(4,931)	1,480	(69,970)

Net cash used in investing activities	(147,890)	(6,809)	1,480	(153,219)

Cash flows from financing activities:
Proceeds under senior secured credit facility	166,250	—	—	166,250
Payments under senior secured credit facility	(204,650)	—	—	(204,650)
Payments of principal under capital lease obligations	(4,267)	(1,568)	—	(5,835)
Payoff of acquired debt	—	(472)	—	(472)
Payment of deferred financing costs	(4,458)	—	—	(4,458)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Accrued interest paid to bondholders	(661)			(661)
Distributions to non controlling interests	—	(451)	—	(451)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of Parent company stock options	41	—	—	41
Dividend payment	(32,729)	—	—	(32,729)
Change in book overdrafts	48	—	—	48

Net cash provided by (used in) financing activities	99,173	(2,484)	—	96,689

Net change in cash and cash equivalents	—	(319)	1,480	1,161
Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—

Cash and cash equivalents at the end of period	$—	$1,161	$—	$1,161

Securityholders Agreement	12 Months Ended
Dec. 31, 2011
Securityholders Agreement
Securityholders Agreement

17. Securityholders Agreement

        IPC and certain members of our management that acquired securities of Parent in 2007, at that time, entered into a securityholders agreement that governs certain relationships among, and contain certain rights and obligations of, such shareholders. The securityholders agreement, among other things:

  •
  limits the ability of the shareholders to transfer their securities in Parent, except in certain permitted transfers as defined therein;

  •
  provides for certain co-sale rights; and

  •
  provides for certain rights of first refusal with respect to transfers by shareholders other than to certain permitted transferees.

Business Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information
Business Segments

13.                               Segment Information

Our reporting segments consist of Medical Equipment Outsourcing, Technical and Professional Services, and Medical Equipment Sales and Remarketing. Certain operating information for our segments as well as a reconciliation of total Company gross margin to Loss before income tax was as follows:

Medical Equipment Outsourcing

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$74,134	$69,002	$226,599	$205,159
Cost of revenue	28,736	23,814	77,273	72,785
Medical equipment depreciation	18,104	17,006	52,329	51,678
Gross margin	$27,294	$28,182	$96,997	$80,696

Technical and Professional Services

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$20,066	$13,852	$62,545	$36,083
Cost of revenue	14,455	10,540	47,109	26,650
Gross margin	$5,611	$3,312	$15,436	$9,433

Medical Equipment Sales and Remarketing

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$7,619	$6,490	$23,250	$17,972
Cost of revenue	6,014	5,215	18,112	14,115
Gross margin	$1,605	$1,275	$5,138	$3,857

Total Gross Margin and Reconciliation to Loss Before Income Tax and Non Controlling Interest

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Total gross margin	$34,510	$32,769	$117,571	$93,986
Selling, general and administrative	29,885	22,756	86,251	72,247
Acquisition and integration expenses	58	622	352	2,621
Loss on extinguishment of debt	12,339	—	12,339	—
Interest expense	13,530	15,122	43,534	39,572
Loss before income taxes and non controlling interest	$(21,302)	$(5,731)	$(24,905)	$(20,454)

Total Assets by Reporting Segment

(in thousands)

	September 30,	December 31,
	2012	2011
Medical Equipment Outsourcing	$464,888	$461,285
Technical and Professional Services	83,964	84,483
Medical Equipment Sales and Remarketing	18,603	18,603
Corporate and Unallocated	393,069	372,561
Total Company Assets	$960,524	$936,932

18. Business Segments

        The Company operates in three reportable segments:

  •
  Medical equipment outsourcing is the segment through which the Company provides medical equipment outsourcing services to its customers, including more than 4,275 acute care hospitals and 4,425 alternate site providers in the United States, including some of the nation's premier health care institutions.

  •
  Technical and professional services offers a broad range of inspection, preventative maintenance, repair, logistic and consulting services through the Company's team of over 415 technicians and professionals located in its nationwide network of offices.

  •
  Medical equipment sales and remarketing is the segment through which the Company buys, sources, remarkets and disposes of pre-owned medical equipment for its customers through the Company's Asset Recovery Program; provides sales and distribution of specialty medical equipment; and offers its customers disposable items that are used on a single use basis.

        The Company identifies its segments based on its organizational structure and its internal reporting.

	Year Ended December 31,
(in thousands)	2011	2010	2009
Medical Equipment Outsourcing
Net Sales	$275,910	$245,145	$232,623
Medical equipment depreciation	68,032	69,496	64,267
Gross margin	110,175	89,439	84,803
Assets	461,285	409,315	420,940
Amortization	17,252	11,625	11,793
Technical and Professional Services
Net Sales	54,058	44,426	42,395
Gross margin	13,540	12,736	11,856
Assets	84,483	85,175	85,867
Amortization	692	692	692
Medical Equipment Sales and Remarketing
Net Sales	25,188	22,541	22,186
Gross margin	5,454	6,199	4,009
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	372,561	319,935	309,993
Amortization and Depreciation	10,636	9,926	10,295
Capital Expenditures	87,118	76,998	53,527
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	936,932	833,028	835,403
Amortization and Depreciation	96,612	91,739	87,047
Capital Expenditures	87,118	76,998	53,527
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	$129,169	$108,374	$100,668
Selling, general and administrative	100,948	89,336	84,225
Acquisiton and integration expense	3,483	—	—
Interest expense	55,020	46,457	46,505

Loss before income taxes	$(30,282)	$(27,419)	$(30,062)

        Gross margin represents net revenues less total direct costs.

        Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company's reporting to its Chief Operating Decision Maker, other assets are not allocated to the three business segments. Thus, assets included in Corporate and Unallocated contain all other Company assets.

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event
Subsequent Event

19. Subsequent Event

        In connection with preparing the audited consolidated financial statements for the year ended December 31, 2011, we have evaluated subsequent events for potential recognition and disclosure through the date of this filing.

Restatement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement
Restatement

17.                               Restatement

For the three and nine-month periods ended September 30, 2011, the Company recorded $5.8 million and $9.7 million, respectively, of gains from both non-monetary and cash refunds on recalled infusion pumps within revenues. Non-cash gains result from receiving a replacement pump for a recalled pump.  The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. The infusion pump recall program began in 2010 and ended in July 2012.  The Company has determined that the gains should have been presented as a reduction of cost of sales. As a result, the Company is restating its consolidated financial statements and related disclosures to recognize a reduction of both revenue and costs of sales for the three and nine-month periods ended September 30, 2011 for this item.  In addition, the Company also chose to correct an immaterial tax item related to a $1.0 million adjustment to deferred taxes recorded in connection with a 2011 acquisition and the corresponding impact on the goodwill and valuation allowance balances.  Previously filed 2010 and 2011 annual financial statements and 2012 quarterly financial statements have been restated via amended filings.

The tables below present the effects of the restatement on the consolidated statements of operations (in thousands):

	For the three months ended September 30, 2011			For the nine months ended September 30, 2011
	Previously			Previously
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$74,787	$(5,785)	$69,002	$214,873	$(9,714)	$205,159
Technical and professional services	13,852	—	13,852	36,083	—	36,083
Medical equipment sales and remarketing	6,490	—	6,490	17,972	—	17,972
Total revenues	95,129	(5,785)	89,344	268,928	(9,714)	259,214

Cost of Sales
Cost of medical equipment outsourcing	29,599	(5,785)	23,814	82,499	(9,714)	72,785
Cost of technical and professional services	10,540	—	10,540	26,650	—	26,650
Cost of medical equipment sales and remarketing	5,215	—	5,215	14,115	—	14,115
Medical equipment depreciation	17,006	—	17,006	51,678	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	62,360	(5,785)	56,575	174,942	(9,714)	165,228
Gross margin	32,769	—	32,769	93,986	—	93,986

Provision (benefit) for income taxes	(145)	—	(145)	(7,451)	1,041	(6,410)
Consolidated net loss	(5,586)	—	(5,586)	(13,003)	(1,041)	(14,044)
Net loss attributable to Universal Hospital Services, Inc.	(5,745)	—	(5,745)	(13,300)	(1,041)	(14,341)

The tables below present the effects of the restatement on the consolidated statements of cash flows (in thousands):

	For the nine months ended September 30, 2011
	Previously
	Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	(13,003)	(1,041)	(14,044)
Deferred income taxes	(7,758)	1,041	(6,717)
Net cash provided by operating activities	56,067	—	56,067

20. Restatement

        For the years ended December 31, 2011 and 2010, the Company recorded $15.8 million and $5.3 million, respectively, of gains from both non-monetary and cash refunds on recalled infusion pumps within revenues. Non-cash gains result from receiving a replacement pump for a recalled pump. The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. The infusion pump recall program began in 2010 and ended in July 2012. The Company has determined that the gains should have been presented as a reduction of cost of sales. As a result, the Company is restating its consolidated financial statements and related disclosures to recognize a reduction of both revenue and costs of sales for the years ended December 31, 2011 and 2010 for this item. In addition, the Company also chose to correct certain tax items that were immaterial individually and in the aggregate. These other tax corrections related to a $1.0 million adjustment to deferred taxes recorded in connection with a 2011 acquisition and the corresponding impact on the goodwill and valuation allowance balances; $0.3 million increase to taxes payable and the provision for income taxes; and a $2.4 million reclassification between the deferred income tax asset and deferred income tax liability.

        The table below presents the effects of the restatement on the consolidated balance sheet (in thousands):

	As of December 31, 2011
	Previously Reported	Adjustments	Restated
Assets
Deferred income taxes	$12,328	$(2,368)	$9,960
Total current assets	94,496	(2.368)	92.128
Goodwill	326,618	(707)	325,911
Total assets	940,007	(3,075)	936,932
Liabilities and Shareholders' Equity
Other accrued expenses	9,720	632	10,352
Total current liabilities	72,354	632	72.986
Deferred income taxes	75,657	(2,368)	73,289
Accumulated deficit	(108,327)	(1,339)	(109,666)
Total Universal Hospital Services, Inc. equity	94,140	(1,339)	92,801
Total equity	94,526	(1,339)	93,187
Total liabilities and equity	940,007	(3,075)	936,932

        The tables below present the effects of the restatement on the consolidated statements of operations (in thousands):

	For the twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$291,753	$(15,843)	$275,910
Technical and professional services	54,058	—	54,058
Medical equipment sales and remarketing	25,188	—	25,188

Total revenues	370,999	(15,843)	355,156
Cost of Sales
Cost of medical equipment outsourcing	113,546	(15,843)	97,703
Cost of technical and professional services	40,518	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	19,734
Medical equipment depreciation	68,032	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	241,830	(15,843)	225,987

Gross margin	129,169	—	129,169
Provision (benefit) for income taxes	(9,682)	(1,339)	(8,343)
Consolidated net loss	(20,600)	(1,339)	(21,939)

Net loss attributable to Universal Hospital Services, Inc.	(21,051)	(1,339)	(22,390)

	For the twelve months ended December 31, 2010
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$250,455	$(5,310)	$245,145
Technical and professional services	44,426	—	44,426
Medical equipment sales and remarketing	22,541	—	22,541

Total revenues	317,422	(5,310)	312,112
Cost of Sales
Cost of medical equipment outsourcing	91,520	(5,310)	86,210
Cost of technical and professional services	31,690	—	31,690
Cost of medical equipment sales and remarketing	16,342	—	16,342
Medical equipment depreciation	69,496	—	69,496

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	209,048	(5,310)	203,738

Gross margin	108,374	—	108,374

        The table below present the effects of the restatement on the consolidated statements of comprehensive income (in thousands):

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Comprehensive loss	(17,648)	(1,339)	(18,987)
Comprehensive loss attributable to Universal Hospital Services Inc.	(18,099)	(1,339)	(19,438)

        The table below present the effects of the restatement on the consolidated statements of cash flows (in thousands):

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Deferred income taxes	(10,067)	1,339	(8,728)

Net cash provided by operating activities	$57,691	$—	$57,691

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Cash and Cash Equivalents
The Company considers money market accounts and other highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Short-term Investments

Marketable securities with original purchase maturities greater than three months, but less than twelve months are classified as short-term investments. At December 31, 2011, we did not own any short-term investments.

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are recorded at the invoiced amount. Concentrations of credit risk with respect to trade accounts receivable are limited due to the number of customers and their geographical distribution. The Company performs initial and ongoing credit evaluations of its customers and maintains allowances for potential credit losses. The allowance for doubtful accounts is based on historical loss experience and estimated exposure on specific trade receivables.

Inventories

Inventories consist of supplies and equipment held for resale and are valued at the lower of cost or market. Cost is determined by the average cost method, which approximates the first-in, first-out ("FIFO") method.

Medical Equipment

Depreciation of medical equipment is provided on the straight-line method over the equipment's estimated useful life, generally four to seven years. The cost and accumulated depreciation of medical equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded as gain or loss on sales and disposals of equipment in the period the asset is retired or sold.

Property and Office Equipment

Property and office equipment includes property, leasehold improvements and office equipment.

Depreciation and amortization of property and office equipment is provided on the straight-line method over the lesser of the remaining useful life or lease term for leasehold improvements and 3 to 10 years for shop and office equipment. The cost and accumulated depreciation or amortization of property and equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded in selling, general and administrative expense in the period the asset is retired or sold.

Goodwill

Goodwill represents the excess of the cost of acquired businesses over the fair value of identifiable tangible net assets and identifiable intangible assets purchased.

Goodwill is tested at least annually for impairment and is tested for impairment more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test is performed using a two-step process. In the first step, the fair value of each reporting unit is compared with the carrying amount of the reporting unit, including goodwill. If the estimated fair value is less than the carrying amount of the reporting unit, there is an indication that goodwill impairment exists and a second step must be completed in order to determine the amount of the goodwill impairment, if any, that should be recorded. In the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. Each reporting unit constitutes a business for which discrete financial information is available and management reviews its operating results. Our reporting units are medical equipment outsourcing, technical and professional services, and medical equipment sales and remarketing. The fair value of each reporting unit incorporates multiple inputs including discounted cash flow calculations, peer company earnings multiples, and assumptions that market participants would make in valuing the reporting unit. Other assumptions include future business growth, earnings projections, capital expenditures, changes in working capital and the weighted average cost of capital used for purposes of discounting. Projecting discounted future cash flows requires us to make significant estimates regarding the assumptions noted above. The projections also take into account several factors including current and estimated economic trends and outlook, and other factors which are beyond our control. No goodwill impairments have been recognized in 2011, 2010, or 2009.

We completed step one of our annual goodwill impairment evaluation during the fourth quarter with each reporting unit's fair value exceeding its carrying value by at least ten percent. Accordingly, step two of the impairment analysis was not required. Goodwill was not found to be impaired during any of the periods presented.

Other Intangible Assets

Other intangible assets primarily include customer relationships, a supply agreement, trade names and trademarks, technology databases and non-compete agreements. With the exception of the PRI Medical Technologies, Inc. trade name (see Note 6, Selected Financial Statement Information), which was assigned an estimated useful life of ten years at the time it was acquired, our trade name intangibles have indefinite lives. Our remaining other intangible assets are amortized over their estimated economic lives of two to thirteen years that results in a remaining weighted-average useful life of approximately 7 and 8 years at the years ended December 31, 2011 and 2010, respectfully. The straight-line method of amortization generally reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the Company in each reporting period. However, for certain of our customer relationships we use the sum-of-the-years-digits amortization method to more appropriately allocate the cost to earnings in proportion to the estimated amount of economic benefit obtained.

Intangible assets with indefinite lives are tested for impairment on an annual basis. Our calculation of estimated fair value is made using the "relief from royalty method," which assumes that a trade name has a fair value equal to the present value of the royalty attributed to it. The royalty income attributable to a trade name represents the hypothetical cost savings that are derived from owning the trade name versus paying royalties to license the trade name from another owner. Accordingly, we estimate a fair royalty that a licensee would pay, on a percentage of revenue basis, to obtain a license to utilize the trade name for each of our medical equipment outsourcing and technical and professional services segments. Indefinite lived intangibles were not found to be impaired during any of the periods presented.

Amortizable intangibles are measured for impairment consistent with the process utilized for long-lived assets as described below. Our amortizable intangible assets consist of the following discrete items: Customer relationships, technology databases, a supply agreement, non-compete agreements and favorable lease agreements.

Long-Lived Assets
The Company periodically reviews its long-lived assets for impairment and assesses whenever significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. An impairment loss is recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. For other long-lived assets, primarily movable medical equipment, we continuously monitor specific makes/models for events such as product recalls or obsolescence. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset's carrying value over its fair value.

Deferred Financing Costs

Financing costs associated with issuing debt are deferred and amortized over the related terms using the straight-line method, which approximates the effective interest rate method. Accumulated amortization of our deferred financing costs was $12.3 and $8.6 million at December 31, 2011 and 2010, respectively.

Purchase Accounting
We account for acquisitions by allocating the purchase price paid to effect the acquisition is allocated to state the acquired assets and liabilities at fair value with excess purchase price being recorded as goodwill.

Revenue Recognition

Medical equipment is outsourced on both short-term and long-term arrangements and outsourced revenue is recorded in income as equipment is utilized based on an agreed rate per use or time period. Any changes to the rate are billed on a prospective basis.

Medical equipment revenues consist of (1) sales of medical equipment and related parts and single-use disposable items to customers and (2) sales of medical equipment that include installation services. Sales of medical equipment as well as related parts and single-use disposable items are recognized at the point of delivery, if performed by us, or at the point of shipment, when risk of loss has passed to the customer. Because of the short-term nature of equipment installation projects, sales that include installation services are recognized when the earnings cycle is complete-installation has been completed, the equipment becomes operational and the customer has accepted it. All revenues are recognized net of any sales taxes. Technical and professional services revenue is recognized as services are provided.

The Company follows the provisions of ASC Topic 605, "Revenue Recognition," in recognizing all of these revenues streams - specifically, revenue recognition requires proof that (i) an arrangement exists, (ii) delivery has occurred and/or services have been rendered, (iii) the price is fixed; and (iv) collectibility is reasonably assurred.

The Company reports only its portion of revenues earned under certain revenue share arrangements in accordance with ASC Topic 605-45 "Principal Agent Considerations," because, among other factors, the equipment manufacturer retains title to the equipment, maintains general inventory and physical loss risk of equipment on rental and because we earn a fixed percentage of the billings to customers.

From time to time the Company receives both non-monetary and cash refunds on equipment recalled by manufacturers.  It is the Company's practice to record such recall gains as a reduction in cost of sales.

Operating Leases

The Company leases all of its district, corporate and other operating locations under operating leases and recognizes rent expense on a straight-line basis over the lease terms. Rent holidays and rent escalation clauses, which provide for scheduled rent increases during the lease term, are taken into account in computing straight-line rent expense included in our consolidated statements of operations. The difference between the rent due under the stated periods of the leases compared to that of the straight-line basis is recorded as a component of other long-term liabilities in the consolidated balance sheets. Landlord funded lease incentives, including tenant improvement allowances provided for our benefit, are recorded as leasehold improvement assets and as deferred rent in the consolidated balance sheets and are amortized to depreciation expense and as rent expense credits, respectively.

Income Taxes

The Company accounts for deferred income taxes utilizing ASC Topic 740, "Income Taxes." ASC Topic 740 requires the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statement and the tax bases of assets and liabilities, as measured at current enacted tax rates. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we initially established a valuation allowance in 2010 to recognize this uncertainty and since that time, have continued to recognize this uncertainty. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

Interest and penalties associated with uncertain income tax positions is classified as income tax expense. The Company has not recorded any material income tax related interest or penalties during any of the periods presented.

Derivative Financial Instrument

We have an interest rate swap agreement which we use as a derivative financial instrument to manage our interest rate exposure. We do not use financial instruments for trading or other speculative purposes.

ASC Topic 815, "Derivatives and Hedging," establishes accounting and reporting standards requiring that derivative instruments be recorded on the consolidated balance sheets as either an asset or liability measured at fair value. The statement requires that changes in the derivative's fair value be recognized currently in earnings unless specific hedge accounting criteria are met. If hedge accounting criteria are met, the changes in a derivative's fair value (for a cash flow hedge) are deferred in shareholders' equity as a component of accumulated other comprehensive loss. These deferred gains and losses are recognized as income in the period in which hedged cash flows occur. The ineffective portions of hedge returns are recognized as earnings.  Our hedging activity has been limited to an interest rate awap arrangement that is further described in Note 8.

Fair Value of Other Financial Instruments
The Company considers that the carrying amount of financial instruments, including accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their short maturities.

Segment Information

The Company's business is managed and internally reported as three segments: medical equipment outsourcing, technical and professional services, and sales and remarketing. Note 18, Business Segments, contains additional segment information.

Stock-Based Compensation

We record compensation expense associated with stock options in accordance with ASC Topic 718, "Compensation - Stock Compensation." Note11, Stock-Based Compensation, contains the significant assumptions used in determining the underlying fair value of options and disclosures as required under ASC Topic 718.

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive loss. Other comprehensive loss includes unrealized gains and losses from derivatives designated as cash flow hedges and minimum pension liability adjustments. These amounts are presented in the consolidated statements of comprehensive loss net of reclassification adjustments to earnings.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Standards Adopted

In October 2009, the FASB issued Accounting Standards Update 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements - A Consensus of the FASB Emerging Issues Task Force. This update provides application guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence, if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific or third-party evidence is available. We prospectively adopted this standard in January 2011. The adoption did not have a material impact on our consolidated financial statements.

In June 2011, the FASB issued an amendment to the authoritative guidance on comprehensive income. The amendment eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity or include the components in the notes to the consolidated financial statements, and instead requires the presentation of comprehensive income in either a continuous statement of comprehensive income or a separate but consecutive statement. Although the amendment is not effective until the quarter ending March 31, 2012, we elected to adopt the amendment early. The adoption of this amendment did not have a material effect on our consolidated financial statements.

Standard Not Yet Adopted

In September 2011, the FASB issued an amendment to the authoritative guidance on goodwill impairment testing. The objective of this amendment is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, Intangibles - Goodwill and Other. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The amendment will be effective for our quarter ending March 31, 2012. The adoption of this amendment is not expected to have a material effect on our consolidated financial statements.

Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Significant Accounting Policies
Schedule of fair value of outstanding PIK Toggle Notes and Floating Rate Notes, based on the quoted market price for the same or similar issues of debt

	September 30,	December 31,
(In millions)	2012	2011

PIK Toggle Notes	$—	$417.0
2012 Notes	446.3	—
Floating Rate Notes	228.6	208.2

(in millions)	December 31, 2011	December 31, 2010
PIK Toggle Notes	$417.0	$240.9
Floating Rate Notes	208.2	210.9

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions
Schedule of the fair values of the assets acquired and liabilities assumed at the Acquisition Date

(in thousands)	April 1, 2011
Cash and cash equivalents	$1,480
Accounts receivable	4,517
Deferred income taxes	1.868
Inventories	1,222
Other current assets	1,403
Medical equipment	7,540
Property and equipment	234
Intangible assets	22,150
Other assets	79

Total identifiable assets	40,493

Accounts payable	1,972
Accrued expenses	1,905
Other liabilites	1,618
Deferred income taxes	9,523
Capital leases	4,763

Total liabilities assumed	19,781

Net identifiable assets acquired	20,712
Non controlling interests	(379)
Goodwill	39,686

Net assets acquired	$60,019

Schedule of valuation of the intangible assets acquired and related amortization periods

	Valuation (in thousands)	Amortization Period (in years)
Customer relationships	$17,669	8
Trade names	4,264	10
Proprietary software	217	3

Total	$22,150

Schedule of revenue and net income of acquiree included in consolidated statements of operations

(in thousands)	Revenue and income included in the consolidated statements of operations from April 1, 2011 to December 31, 2011
Revenue	$25,421
Net income attributable to Universal Hospital Services, Inc.	(1,805)

Schedule of supplemental pro forma information

(in thousands)	Year Ended December 31, 2011
Pro forma consolidated results
Revenue	$362,985
Net loss attributable to Universal Hospital Services, Inc.	(20,339)

(in thousands)	Year Ended December 31, 2010
Pro forma consolidated results
Revenue	$341,717
Net loss attributable to Universal Hospital Services, Inc.	(34,096)

Summary of impact of acquisitions related to goodwill

(in thousands)	Goodwill
Balance at December 31, 2010	$280,211
Acquisition of Emergent Group Inc.	39,686
Other acquisitions	6,014

Balance at December 31, 2011	$325,911

Schedule of acquisition and integration expenses

Acquisition and integration expenses
(in thousands)	Year Ended December 31, 2011
Investment banking fees	$825
Legal, accounting and other costs	2,658

Total	$3,483

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of fair value of assets and liabilities measured on a recurring basis

	Fair Value at September 30, 2012				Fair Value at December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Interest Rate Swap	$—	$—	$—	$—	$—	$4,755	$—	$4,755
Contingent Consideration	$—	$—	$1,994	$1,994	$—	$—	$—	$—

	Fair Value at December 31, 2011				Fair Value at December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$4,755	$—	$4,755	$—	$16,347	$—	$16,347

Selected Financial Statement Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Selected Financial Statement Information
Schedule of property and equipment

(in thousands)	2011	2010
Medical Equipment	$491,629	$413,975
Less: Accumulated depreciation	(255,742)	(207,133)

Medical equipment, net	235,887	206,842

Leasehold improvements	11,181	7,386
Office equipment and vehicles	47,221	38,778

	58,402	46,164
Less: Accumulated depreciation and amortization	(29,942)	(25,402)

Property and office equipment, net	28,460	20,762

Total property and equipment, net	$264,347	$227,604

Property and equipment financed under capital leases, net	$18,134	$11,944

Schedule of other intangible assets and goodwill

	Customer	Supply	Technology	Non-Compete	Favorable Lease
(In thousands)	Relationships	Agreement	Databases	Agreements	Agreements	Trade Names	Goodwill
Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911
Additions	7,284	—	—	521	—	—	9,666
Impairment	—	—	—	—	—	—	—
Amortization	(8,383)	(2,179)	(637)	(80)	(11)	—	—
Balance at September 30, 2012	$58,138	$13,071	$108	$619	$18	$166,000	$335,577

	Customer	Supply	Technology	Non-Compete	Favorable Lease
(In thousands)	Relationships	Agreement	Databases	Agreements	Agreements	Trade Names	Goodwill
Balance at December 31, 2010	$48,662	$18,155	$1,983	$65	$50	$166,000	$280,211
Additions	21,269	—	217	140	—	4,264	45,700
Impairment	—	—	—	—	—	—	—
Amortization	(10,694)	(2,905)	(1,454)	(27)	(21)	(4,264)	—
Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911

(in thousands)	Customer Relationships	Supply Agreement	Technology Databases	Non-Compete Agreements	Favorable Lease Agreements	Trade Names	Goodwill
Medical Equipment Outsourcing
Balance at January 1, 2010	$51,071	$20,833	$—	$83	$—	$143,000	$205,953
Amortization	(8,929)	(2,678)	—	(18)	—	—	—

Balance at December 31, 2010	42,142	18,155	—	65	—	143,000	205,953
Acquisition of the former Emergent Group Inc.	17,669	—	217	—	—	4,264	39,686
Other Acquisitions	3,600	—	—	140	—	—	6,014
Amortization	(10,002)	(2,905)	(54)	(27)	—	(4,264)	—

Balance at December 31, 2011	53,409	15,250	163	178	—	143,000	251,653

Technical and Professional Services
Balance at January 1, 2010	7,212	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2010	6,520	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2011	5,828	—	—	—	—	23,000	55,655

Sales and Remarketing
Balance at January 1, 2010	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2010	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2011	—	—	—	—	—	—	18,603

Corporate and Unallocated
Balance at January 1, 2010	—	—	3,383	—	71	—	—
Amortization	—	—	(1,400)	—	(21)

Balance at December 31, 2010	—	—	1,983	—	50	—	—
Amortization	—		(1,400)	—	(21)

Balance at December 31, 2011	—	—	583	—	29	—	—

Total
Balance at January 1, 2010	58,283	20,833	3,383	83	71	166,000	280,211

Amortization	(9,621)	(2,678)	(1,400)	(18)	(21)	—	—

Balance at December 31, 2010	48,662	18,155	1,983	65	50	166,000	280,211
Acquisition of the former Emergent Group Inc.	17,669	—	217	—	—	4,264	39,686
Other Acquisitions	3,600	—	—	140	—	—	6,014
Amortization	(10,694)	(2,905)	(1,454)	(27)	(21)	(4,264)	—

Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911

Schedule of future estimated amortization expense related to intangible assets

(in thousands)
2012	$14,336
2013	12,890
2014	11,971
2015	11,066
2016	9,960
Thereafter	15,217

$75,440

Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt
Schedule of long-term debt

	September 30,	December 31,
(in thousands)	2012	2011
PIK toggle notes	$—	$405,000
2012 notes	425,000	—
Floating rate notes	230,000	230,000
Unamortized bond premium	—	3,433
Senior secured credit facility	31,300	14,500
Capital lease obligations	16,807	18,164
	703,107	671,097
Less: Current portion of long-term debt	(6,425)	(5,627)
Total long-term debt	$696,682	$665,470

(in thousands)	December 31, 2011	December 31, 2010
PIK toggle notes	$405,000	$230,000
Floating rate notes	230,000	230,000
Unamortized bond premium	3,433	—
Senior secured credit facility	14,500	52,900
Capital lease obligations	18,164	12,145

	671,097	525,045
Less: Current portion of long-term debt	(5,627)	(3,764)

Total long-term debt	$665,470	$521,281

Schedule of redemption prices of PIK Toggle Notes

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

Schedule of maturities of long-term debt

(in thousands)
2012	$5,627
2013	5,323
2014	17,235
2015	636,445
2016	1,017
Thereafter	2,017

Total payments	667,664
Unamortized bond premium	3,433

$671,097

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of noncancellable operating leases for district, corporate and other operating locations with annual rental commitments

(in thousands)
2012	$6,579
2013	5,720
2014	5,205
2015	4,397
2016	3,668
Thereafter	10,778

$36,347

Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity
Change in Accumulated Other Comprehensive Loss

	December 31, 2011	December 31, 2010
Unrealized loss on minimum pension liability adjustment, net of tax	$(8,940)	$(4,804)
Unrealized loss on cash flow hedge, net of tax	(2,887)	(9,975)

Accumulated Other Comprehensive Loss	$(11,827)	$(14,779)

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Schedule of activity under the 2007 Stock Option Plan

(in thousands except exercise price)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7
Granted	—
Exercised	(150)	$1.00	$60
Forfeited or expired	(698)	$1.20

Outstanding at September 30, 2012	37,347	$1.05	$14,009	4.9

Exercisable at September 30, 2012	29,546	$1.02	$11,495	4.8

Remaining authorized options available for issue	6,339

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2009	37,527	$1.00	$35,651	7.5

Granted	2,708	1.83
Exercised	(28)	1.00	$23
Forfeited or expired	(684)	1.00

Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8

Granted	—
Exercised	(41)	1.00	$29
Forfeited or expired	(1,287)	1.11

Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7

Exercisable at December 31, 2011	30,066	$1.02	$20,649	5.6

Expected to Vest at December 31, 2011	7,904	$1.17	$4,305	6.2

Remaining authorized options not yet issued	5,710

Schedule of recent per share valuation of Parent for determination of the exercise price of options issued

(in thousands, except per share amount)
Equity Contribution at May 31, 2007 from Irving Place Capital and UHS Management to Parent	$248,794
Parent shares issued and outstanding at May 31, 2007	248,794

Per share Parent valuation at May 31, 2007	$1.00

Schedule of assumptions used in determining the fair value of stock options granted using the Black-Scholes model

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Risk-free interest rate	N/A	0.73% - 3.08%	2.20%
Expected volatility	N/A	31.9% - 38.1%	37.90%
Dividend Yield	N/A	N/A	N/A
Expected option life (years)	N/A	3.9 - 6.6	6.6
Black-Scholes Value of Options	N/A	$0.72 - $1.03	$0.42

Schedule of performance vesting options affected by the Amendment, including the Accelerated Options, by original grant date

(in thousands)

Grant Date	Performance Options Outstanding at August 10, 2010	Vested Performance Options Outstanding at August 10, 2010 (Prior to Amendment)	Options Affected by Amendment(1)	Accelerated Options(2)
July 18, 2007	17,109	5,707	11,402	2,850
December 3, 2007	283	48	235	47
April 1, 2008	28	5	23	5
April 1, 2009	564	—	564	94
April 13, 2010(3)	707	—	707	N/A

Total	18,691	5,760	12,931	2,996

(1)
Includes Accelerated Options

(2)
Accelerated Options vesting on August 11, 2010

(3)
Options issued subsequent to December 31, 2009 were not affected by the accelerated vesting

Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pension Plan
Schedule of change in benefit obligation

Change in Benefit Obligation (in thousands)	2011	2010
Benefit obligations at beginning of Period	$20,489	$18,608
Interest cost	1,095	1,088
Actuarial loss	2,995	1,560
Benefits paid	(733)	(767)

Benefit obligation at end of period	$23,846	$20,489

Schedule of change in plan assets

Change in Plan Assets (in thousands)	2011	2010
Fair value of plan assets at beginning of year	$14,059	$12,202
Actual gain (loss) on plan assets	(260)	1,759
Benefits paid	(733)	(767)
Employer contribution	975	865

Fair value of plan assets at end of year	$14,041	$14,059

Schedule of funded status

Funded Status (in thousands)	2011	2010
Funded status	$(9,805)	$(6,430)
Unrecognized net actuarial loss/Accumulated other comprehensive loss	11,365	7,230

Net amount recognized	$1,560	$800

Summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets

(in thousands)	2011	2010
Projected benefit obligation	$23,846	$20,489
Accumulated benefit obligation ("ABO")	23,846	20,489
Fair value of plan assets	14,041	14,059
ABO less fair value of plan assets	9,805	6,430

Schedule of amounts recognized in consolidated balance sheets

(in thousands)	2011	2010
Current Liabilities	$1,595	$975
Noncurrent Liabilities	8,210	5,455

Total Amount Recognized	$9,805	$6,430

Schedule of components of net periodic pension costs (benefit)

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2012	2011	2012	2011
Interest cost	$269	$274	$808	$821
Expected return on plan assets	(320)	(308)	(959)	(925)
Recognized net actuarial loss	172	88	514	265
Net periodic cost	$121	$54	$363	$161

	Year Ended December 31,
(in thousands)	2011	2010	2009
Interest cost	$1,095	$1,088	$1,065
Expected return on plan assets	(1,234)	(1,218)	(1,213)
Recognized net actuarial loss	353	154	12

Net periodic benefit cost (benefit)	$214	$24	$(136)

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2011	2010
Beginning of year	$(7,230)	$(6,365)
Net Actuarial losses	(4,488)	(1,019)
Amortization of net gains	353	154

	$(11,365)	$(7,230)

Target pension plan asset allocation and actual pension plan allocation of assets

Asset Category	Target Allocation	2011	2010
Equity securities	70%	73%	77%
Debt securities and cash	30	27	23

	100%	100%	100%

Plan assets using the fair value hierarchy

	Year Ended December 31,
(in thousands)	2011	2010
Level 1
Equity Securities	$10,205	$10,769
Debt Securities and Cash	3,836	3,290
Level 2	—	—
Level 3	—	—

	$14,041	$14,059

Schedule of estimated future benefit payments

(in thousands)
2012	$840
2013	860
2014	914
2015	954
2016	1,007
2017 to 2021	5,897

Schedule of weighted-average assumptions used for pension plan

	2011	2010	2009
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	4.67%	5.42%	5.92%
Expected return on assets	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate	5.42%	5.92%	6.10%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A

Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Schedule of provision (benefit) for income taxes

	Year Ended December 31,
	2011	2010	2009
Current—State	$385	$291	$221
Current—Federal	—	—	57
Deferred	(8,728)	1,401	(11,767)

	$(8,343)	$1,692	$(11,489)

Schedule of reconciliations between the entity's effective income tax rate and the U.S. statutory rate

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.3)	(3.7)	(2.9)	(3.6)
Permanent items	0.2	3.3	0.9	2.8
Valuation allowance	38.1	36.7	24.8	3.3
Other	0.4	(3.7)	0.6	1.2
Effective income tax rate	0.4%	(2.4)%	(11.6)%	(31.3)%

	Year Ended December 31,
	2011	2010	2009
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.4)	(4.0)	(4.8)
Valuation allowance	5.8	42.2	—
Permanent items	2.3	1.0	0.7
Deferred item adjustments	2.7	2.0	0.9

Effective income tax rate	(27.6)%	6.2%	(38.2)%

Schedule of components of deferred tax assets and liabilities

(in thousands)	December 31, 2011	December 31, 2010
Deferred tax assets
Accounts receivable	$753	$780
Accrued compensation and pension	8,593	7,701
Inventories	494	335
Other assets	2,263	3,836
Unrealized loss on cash flow hedge	1,868	6,372
Unrealized loss on pension	4,464	2,818
Net operating loss carryforwards	62,577	50,263

Deferred tax assets	81,012	72,105
Valuation allowance	(15,052)	(11,958)

Deferred tax assets	65,960	60,147
Deferred tax liabilities
Accelerated depreciation and amortization	(128,503)	(118,403)
Prepaid assets	(786)	(692)

Total deferred tax liabiliites	(129,289)	(119,095)

Net deferred tax liability	$(63,329)	$(58,948)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefit

(in thousands)
Unrecognized tax benefits balance at January 1, 2009	$2,100
Gross increases for tax positions in 2009	—

Unrecognized tax benefits balance at December 31, 2009	2,100
Gross increases for tax positions in 2010	—

Unrecognized tax benefits balance at December 31, 2010	2,100
Gross increases for tax positions in current period	1,653

Unrecognized tax benefits balance at December 31, 2011	$3,753

Consolidating Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Consolidating Financial Statements
Schedule of Consolidating Balance Sheets

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands)

(unaudited)

	September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical	Consolidating Adjustments	Consolidated

Assets
Current assets:
Cash and cash equivalents	$—	$2,462	$—	$2,462
Accounts receivable, less allowance for doubtful accounts	65,072	10,055	—	75,127
Due from (to) affiliates	28,402	(28,402)	—	—
Inventories	5,941	2,753	—	8,694
Deferred income taxes, net	9,838	277	—	10,115
Other current assets	4,808	166	—	4,974
Total current assets	114,061	(12,689)	—	101,372

Property and equipment, net:
Medical equipment, net	226,183	14,025	—	240,208
Property and office equipment, net	28,326	1,302	—	29,628
Total property and equipment, net	254,509	15,327	—	269,836

Other long-term assets:
Goodwill	283,141	52,436	—	335,577
Investment in subsidiary	56,275	—	(56,275)	—
Other intangibles, net	214,723	23,231	—	237,954
Other, primarily deferred financing costs, net	15,467	318	—	15,785
Total assets	$938,176	$78,623	$(56,275)	$960,524

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$5,309	$1,116	$—	$6,425
Book overdrafts	1,966	—	—	1,966
Accounts payable	32,176	2,494	—	34,670
Accrued compensation	14,251	2,176	—	16,427
Accrued interest	8,200	—	—	8,200
Dividend payable	780	—	—	780
Other accrued expenses	8,140	3,616	—	11,756
Total current liabilities	70,822	9,402	—	80,224

Long-term debt, less current portion	695,705	977	—	696,682
Pension and other long-term liabilities	11,534	1,686	—	13,220
Payable to Parent	21,622	—	—	21,622
Deferred income taxes, net	65,395	9,900	—	75,295
Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(128,512)	(3,744)	—	(132,256)
Accumulated loss in subsidiary	(3,744)	—	3,744	—
Accumulated other comprehensive loss	(8,940)	—	—	(8,940)
Total Universal Hospital Services, Inc. equity	73,098	56,275	(56,275)	73,098
Non controlling interest	—	383	—	383
Total equity	73,098	56,658	(56,275)	73,481
Total liabilities and equity	$938,176	$78,623	$(56,275)	$960,524

	December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surigical	Consolidating Adjustments	Consolidated

Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from (to) affiliates	3,089	(3,089)	—	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes, net	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392
Total current assets	86,048	6,080	—	92,128

Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460
Total property and equipment, net	255,350	8,997	—	264,347

Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106
Total assets	$919,276	$75,870	$(58,214)	$936,932

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Accounts payable	29,852	1,507	—	31,359
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	8,788	1,564	—	10,352
Total current liabilities	67,054	5,932	—	72,986

Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes, net	65,425	7,864	—	73,289

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated loss in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)
Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801
Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187
Total liabilities and equity	$919,276	$75,870	$(58,214)	$936,932

Consolidating Balance Sheets
(In thousands, except share and per share information)

	At December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from (to) affiliates	3,089	(3,089)	—	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392

Total current assets	86,048	6,080	—	92,128
Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460

Total property and equipment, net	255,350	8,997	—	264,347
Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106

Total assets	$919,276	$75,870	$(58,214)	$936,932

Liabilities and Shareholders' Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Accounts payable	29,852	1,507	—	31,359
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	8,788	1,564	—	10,352

Total current liabilities	67,054	5,932	—	72,986
Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes	65,425	7,864	—	73,289
Commitments and contingencies
Total equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated earnings in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)

Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801

Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187

Total liabilities and equity	$919,276	$75,870	$(58,214)	$936,932

Schedule of Consolidating Statements of Operations

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

	For the three months ended September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$60,618	$13,516	$—	$74,134
Technical and professional services	20,066	—	—	20,066
Medical equipment sales and remarketing	7,619	—	—	7,619
Total revenues	88,303	13,516	—	101,819

Cost of Sales
Cost of medical equipment outsourcing	21,288	7,448	—	28,736
Cost of technical and professional services	14,455	—	—	14,455
Cost of medical equipment sales and remarketing	6,014	—	—	6,014
Medical equipment depreciation	16,932	1,172	—	18,104
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,689	8,620	—	67,309
Gross margin	29,614	4,896	—	34,510

Selling, general and administrative	24,624	5,261	—	29,885
Acquisition and integration expenses	34	24	—	58
Operating income (loss)	4,956	(389)	—	4,567

Equity in earnings of subsidiary	(163)	—	163	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	13,140	390	—	13,530
Loss before income taxes and non controlling interest	(20,686)	(779)	163	(21,302)

Provision (benefit) for income taxes	706	(616)	—	90
Consolidated net loss before non controlling interest	(21,392)	(163)	163	(21,392)
Net income attributable to non controlling interest	202	202	(202)	202

Net loss attributable to Universal Hospital Services, Inc.	$(21,594)	$(365)	$365	$(21,594)

	For the three months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$60,595	$8,407	$—	$69,002
Technical and professional services	13,852	—	—	13,852
Medical equipment sales and remarketing	6,490	—	—	6,490
Total revenues	80,937	8,407	—	89,344

Cost of Sales
Cost of medical equipment outsourcing	19,452	4,362	—	23,814
Cost of technical and professional services	10,540	—	—	10,540
Cost of medical equipment sales and remarketing	5,215	—	—	5,215
Medical equipment depreciation	16,333	673	—	17,006
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	51,540	5,035	—	56,575
Gross margin	29,397	3,372	—	32,769

Selling, general and administrative	20,814	1,942	—	22,756
Acquisition and integration expenses	18	604	—	622
Operating income	8,565	826	—	9,391

Equity in earnings of subsidiary	573	—	(573)	—
Interest expense	15,060	62	—	15,122
Income (loss) before income taxes and non controlling interest	(5,922)	764	(573)	(5,731)

Provision (benefit) for income taxes	(336)	191	—	(145)
Consolidated net income (loss) before non controlling interest	(5,586)	573	(573)	(5,586)
Net income attributable to non controlling interest	159	159	(159)	159
Net income (loss) attributable to Universal Hospital Services, Inc.	$(5,745)	$414	$(414)	$(5,745)

`	For the nine months ended September 30, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$188,954	$37,645	$—	$226,599
Technical and professional services	62,545	—	—	62,545
Medical equipment sales and remarketing	23,250	—	—	23,250
Total revenues	274,749	37,645	—	312,394

Cost of Sales
Cost of medical equipment outsourcing	56,518	20,755	—	77,273
Cost of technical and professional services	47,109	—	—	47,109
Cost of medical equipment sales and remarketing	18,112	—	—	18,112
Medical equipment depreciation	48,847	3,482	—	52,329
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	170,586	24,237	—	194,823
Gross margin	104,163	13,408	—	117,571

Selling, general and administrative	72,138	14,113	—	86,251
Acquisition and integration expenses	264	88	—	352
Operating income (loss)	31,761	(793)	—	30,968

Equity in earnings of subsidiary	(1,372)	—	1,372	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	42,442	1,092	—	43,534
Loss before income taxes and non controlling interest	(24,392)	(1,885)	1,372	(24,905)

Provision (benefit) for income taxes	(2,370)	(513)		(2,883)
Consolidated net loss before non controlling interest	(22,022)	(1,372)	1,372	(22,022)
Net income attributable to non controlling interest	568	568	(568)	568
Net loss attributable to Universal Hospital Services, Inc.	$(22,590)	$(1,940)	$1,940	$(22,590)

	For the nine months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$188,698	$16,461	$—	$205,159
Technical and professional services	36,083	—	—	36,083
Medical equipment sales and remarketing	17,972	—	—	17,972
Total revenues	242,753	16,461	—	259,214

Cost of Sales
Cost of medical equipment outsourcing	64,221	8,564	—	72,785
Cost of technical and professional services	26,650	—	—	26,650
Cost of medical equipment sales and remarketing	14,115	—	—	14,115
Medical equipment depreciation	50,309	1,369	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	155,295	9,933	—	165,228
Gross margin	87,458	6,528	—	93,986

Selling, general and administrative	68,211	4,036	—	72,247
Acquisition and integration expenses	1,623	998	—	2,621
Operating income	17,624	1,494	—	19,118

Equity in earnings of subsidiary	900	—	(900)	—
Interest expense	39,423	149	—	39,572
Income (loss) before income taxes and non controlling interest	(20,899)	1,345	(900)	(20,454)

Provision (benefit) for income taxes	(6,855)	445	—	(6,410)
Consolidated net income (loss) before non controlling interest	(14,044)	900	(900)	(14,044)
Net income attributable to non controlling interest	297	297	(297)	297
Net income (loss) attributable to Universal Hospital Services, Inc.	$(14,341)	$603	$(603)	$(14,341)

Consolidating Statements of Operations
(In thousands)

	For the twelve months ended December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$250,489	$25,421	$—	$275,910
Technical and professional services	54,058	—	—	54,058
Medical equipment sales and remarketing	25,188	—	—	25,188

Total revenues	329,735	25,421	—	355,156
Cost of Sales
Cost of medical equipment outsourcing	84,030	13,673	—	97,703
Cost of technical and professional services	40,518	—	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	—	19,734
Medical equipment depreciation	65,928	2,104	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	210,210	15,777	—	225,987

Gross margin	119,525	9,644	—	129,169
Selling, general and administrative	91,258	9,690	—	100,948
Acquisition and integration expenses	1,802	1,681	—	3,483

Operating income	26,465	(1,727)	—	24,738
Equity in earnings of subsidiary	(1,354)	—	1,354	—
Interest expense	54,779	241	—	55,020

Loss before income taxes and non controlling interest	(29,668)	(1,968)	1,354	(30,282)
Benefit for income taxes	(7,729)	(614)	—	(8,343)

Consolidated net loss	(21,939)	(1,354)	1,354	(21,939)
Net income attributable to non controlling interest	451	451	(451)	451

Net loss attributable to Universal Hospital Services, Inc.	$(22,390)	$(1,805)	$1,805	$(22,390)

Schedule of Consolidating Statements of Comprehensive Income (Loss)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

(unaudited)

	For the three months ended September 30, 2012				For the nine months ended September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Consolidated net loss	$(21,392)	$(163)	$163	$(21,392)	$(22,022)	$(1,372)	$1,372	$(22,022)
Other comprehensive income:
Gain on cash flow hedge, net of tax	—	—	—	—	2,887	—	—	2,887
Total other comprehensive income	—	—	—	—	2,887	—	—	2,887
Comprehensive loss	(21,392)	(163)	163	(21,392)	(19,135)	(1,372)	1,372	(19,135)
Comprehensive income attributable to non controlling interest	202	202	(202)	202	568	568	(568)	568
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(21,594)	$(365)	$365	$(21,594)	$(19,703)	$(1,940)	$1,940	$(19,703)

	For the three months ended September 30, 2011				For the nine months ended September 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Consolidated net income (loss)	$(5,586)	$573	$(573)	$(5,586)	$(14,044)	$900	$(900)	$(14,044)
Other comprehensive income:
Gain on cash flow hedge, net of tax	1,970	—	—	1,970	5,254	—	—	5,254
Total other comprehensive income	1,970	—	—	1,970	5,254	—	—	5,254
Comprehensive income (loss)	(3,616)	573	(573)	(3,616)	(8,790)	900	(900)	(8,790)
Comprehensive income attributable to non controlling interest	159	159	(159)	159	297	297	(297)	297
Comprehensive income (loss) attributable to Universal Hospital Services, Inc.	$(3,775)	$414	$(414)	$(3,775)	$(9,087)	$603	$(603)	$(9,087)

Consolidating Statements of Comprehensive Income (Loss)
(In thousands)

	At December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Consolidated net loss	$(21,939)	$(1,354)	$1,354	$(21,939)

Other comprehensive income (loss)
Loss on minimum pension liability, net of tax	(4,136)	—	—	(4,136)
Gain on cash flow hedge, net of tax	7,088	—	—	7,088

Total other comprehensive income	2,952	—	—	2,952

Comprehensive loss	(18,987)	(1,354)	1,354	(18,987)
Comprehensive income attributable to non controlling interest	451	451	(451)	451

Comprehensive loss attributable to Universal Hospital Services, Inc.	$(19,438)	$(1,805)	$1,805	$(19,438)

Schedule of Consolidating Statements of Cash Flows

Consolidating Statements of Cash Flows

(in thousands)

(unaudited)

	For the nine months ended September 30, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,650)	$(1,372)	$—	$(22,022)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	56,600	3,835	—	60,435
Amortization of intangibles, deferred financing costs and bond premium	11,411	2,389	—	13,800
Non-cash write off of deferred financing cost and bond premium of repurchased notes	2,541	—	—	2,541
Tender premium for purchase of notes	9,798	—	—	9,798
Provision for doubtful accounts	366	218	—	584
Provision for inventory obsolescence	219	17	—	236
Non-cash stock-based compensation expense	3,225	—	—	3,225
Non-cash gain on trade-in of recalled equipment	(15,872)	—	—	(15,872)
Loss (gain) on sales and disposals of equipment	(1,252)	15	—	(1,237)
Deferred income taxes	(2,210)	(1,347)	—	(3,557)
Changes in operating assets and liabilities:
Accounts receivable	(541)	(3,089)	—	(3,630)
Due from (to) affiliates	(25,313)	25,313	—	—
Inventories	(1,479)	(431)	—	(1,910)
Other operating assets	(404)	154	—	(250)
Accounts payable	3,927	(749)	—	3,178
Other operating liabilities	6,747	(453)	—	6,294
Net cash provided by operating activities	27,113	24,500	—	51,613
Cash flows from investing activities:
Medical equipment purchases	(38,744)	(3,157)	—	(41,901)
Property and office equipment purchases	(4,559)	(224)	—	(4,783)
Proceeds from disposition of property and equipment	5,675	—	—	5,675
Acquisitions, net of cash acquired	(436)	(13,982)	—	(14,418)
Net cash used in investing activities	(38,064)	(17,363)	—	(55,427)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	—	—	113,000
Payments under senior secured credit facility	(96,200)	—	—	(96,200)
Payments of principal under capital lease obligations	(3,807)	(1,102)	—	(4,909)
Purchase of refinanced bonds	(405,000)	—	—	(405,000)
Payments on acquired debt	—	(4,163)	—	(4,163)
Proceeds from issuance of bonds	425,000	—	—	425,000
Distributions to non controlling interests	—	(571)	—	(571)
Proceeds from exercise of parent company stock options	150	—	—	150
Dividend and equity distribution payments	(763)	—	—	(763)
Tender premium for purchase of notes	(9,798)	—	—	(9,798)
Payment of deferred financing costs	(9,983)	—	—	(9,983)
Change in book overdrafts	(1,648)	—	—	(1,648)
Net cash provided by (used in) financing activities	10,951	(5,836)	—	5,115
Net change in cash and cash equivalents	—	1,301	—	1,301

Cash and cash equivalents at the beginning of period	—	1,161	—	1,161
Cash and cash equivalents at the end of period	$—	$2,462	$—	$2,462

	For the nine months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(14,944)	$900	$—	$(14,044)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	56,903	1,448	—	58,351
Amortization of intangibles, deferred financing costs and bond premium	11,985	1,354	—	13,339
Provision for doubtful accounts	598	(5)	—	593
Provision for inventory obsolescence	99	—	—	99
Non-cash stock-based compensation expense	3,294	—	—	3,294
Non-cash gain on trade-in of recalled equipment	(8,360)	—	—	(8,360)
Loss (gain) on sales and disposals of equipment	(1,303)	6	—	(1,297)
Deferred income taxes	(7,151)	434	—	(6,717)
Changes in operating assets and liabilities:
Accounts receivable	(4,443)	115	—	(4,328)
Due from (to) affiliates	2,162	(2,162)	—	—
Inventories	(346)	79	—	(267)
Other operating assets	(806)	47	—	(759)
Accounts payable	995	(182)	—	813
Other operating liabilities	14,610	740	—	15,350
Net cash provided by operating activities	53,293	2,774	—	56,067
Cash flows from investing activities:
Medical equipment purchases	(59,537)	(1,026)	—	(60,563)
Property and office equipment purchases	(5,834)	(27)	—	(5,861)
Proceeds from disposition of property and equipment	2,594	5	—	2,599
Acquisitions, net of cash acquired	(66,519)	—	1,480	(65,039)
Net cash used in investing activities	(129,296)	(1,048)	1,480	(128,864)
Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	—	—	132,250
Payments under senior secured credit facility	(185,150)	—	—	(185,150)
Payments of principal under capital lease obligations	(3,223)	(1,063)	—	(4,286)
Payment of deferred financing costs	(4,340)	—	—	(4,340)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Cash paid to non controlling interests	—	(291)	—	(291)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of parent company stock options	41	—	—	41
Dividend and equity distribution payments	(32,729)	—	—	(32,729)
Change in book overdrafts	755	—	—	755
Net cash provided by (used in) financing activities	87,203	(1,347)	—	85,856
Net change in cash and cash equivalents	11,200	379	1,480	13,059

Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—
Cash and cash equivalents at the end of period	$11,200	$1,859	$—	$13,059

Consolidating Statements of Cash Flows
(In thousands)

	For the twelve months ended December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,585)	$(1,354)	$—	$(21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	75,004	2,244	—	77,248
Amortization of intangibles, deferred financing costs and bond premium	15,964	6,036	—	22,000
Provision for doubtful accounts	907	(8)	—	899
Provision for inventory obsolescence	134	—	—	134
Non-cash stock-based compensation expense	4,276	—	—	4,276
Non-cash gain on trade-in of recalled equipment	(13,710)	—	—	(13,710)
Loss (gain) on sales and disposals of equipment	(1,902)	6	—	(1,896)
Deferred income taxes	(7,342)	(1,386)	—	(8,728)
Changes in operating assets and liabilities:
Accounts receivable	(5,843)	(827)	—	(6,670)
Due from (to) affiliates	(3,089)	3,089	—	—
Inventories	(53)	(20)	—	(73)
Other operating assets	(715)	899	—	184
Accounts payable	5,955	(597)	—	5,358
Other operating liabilities	(284)	892	—	608

Net cash provided by operating activities	48,717	8,974	—	57,691

Cash flows from investing activities:
Medical equipment purchases	(75,747)	(1,814)	—	(77,561)
Property and office equipment purchases	(9,488)	(69)	—	(9,557)
Proceeds from disposition of property and equipment	3,864	5	—	3,869
Acquisitions, net of cash acquired	(66,519)	(4,931)	1,480	(69,970)

Net cash used in investing activities	(147,890)	(6,809)	1,480	(153,219)

Cash flows from financing activities:
Proceeds under senior secured credit facility	166,250	—	—	166,250
Payments under senior secured credit facility	(204,650)	—	—	(204,650)
Payments of principal under capital lease obligations	(4,267)	(1,568)	—	(5,835)
Payoff of acquired debt	—	(472)	—	(472)
Payment of deferred financing costs	(4,458)	—	—	(4,458)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Accrued interest paid to bondholders	(661)			(661)
Distributions to non controlling interests	—	(451)	—	(451)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of Parent company stock options	41	—	—	41
Dividend payment	(32,729)	—	—	(32,729)
Change in book overdrafts	48	—	—	48

Net cash provided by (used in) financing activities	99,173	(2,484)	—	96,689

Net change in cash and cash equivalents	—	(319)	1,480	1,161
Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—

Cash and cash equivalents at the end of period	$—	$1,161	$—	$1,161

Business Segments (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Schedule of segments identified on the basis of the entity's organizational structure and internal reporting

	Year Ended December 31,
(in thousands)	2011	2010	2009
Medical Equipment Outsourcing
Net Sales	$275,910	$245,145	$232,623
Medical equipment depreciation	68,032	69,496	64,267
Gross margin	110,175	89,439	84,803
Assets	461,285	409,315	420,940
Amortization	17,252	11,625	11,793
Technical and Professional Services
Net Sales	54,058	44,426	42,395
Gross margin	13,540	12,736	11,856
Assets	84,483	85,175	85,867
Amortization	692	692	692
Medical Equipment Sales and Remarketing
Net Sales	25,188	22,541	22,186
Gross margin	5,454	6,199	4,009
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	372,561	319,935	309,993
Amortization and Depreciation	10,636	9,926	10,295
Capital Expenditures	87,118	76,998	53,527
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	936,932	833,028	835,403
Amortization and Depreciation	96,612	91,739	87,047
Capital Expenditures	87,118	76,998	53,527
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	$129,169	$108,374	$100,668
Selling, general and administrative	100,948	89,336	84,225
Acquisiton and integration expense	3,483	—	—
Interest expense	55,020	46,457	46,505

Loss before income taxes	$(30,282)	$(27,419)	$(30,062)

Restatement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement
Schedule of effects of restatement on the consolidated balance sheet

	As of December 31, 2011
	Previously Reported	Adjustments	Restated
Assets
Deferred income taxes	$12,328	$(2,368)	$9,960
Total current assets	94,496	(2.368)	92.128
Goodwill	326,618	(707)	325,911
Total assets	940,007	(3,075)	936,932
Liabilities and Shareholders' Equity
Other accrued expenses	9,720	632	10,352
Total current liabilities	72,354	632	72.986
Deferred income taxes	75,657	(2,368)	73,289
Accumulated deficit	(108,327)	(1,339)	(109,666)
Total Universal Hospital Services, Inc. equity	94,140	(1,339)	92,801
Total equity	94,526	(1,339)	93,187
Total liabilities and equity	940,007	(3,075)	936,932

Schedule of effects of restatement on the consolidated statements of operations

	For the three months ended September 30, 2011			For the nine months ended September 30, 2011
	Previously			Previously
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$74,787	$(5,785)	$69,002	$214,873	$(9,714)	$205,159
Technical and professional services	13,852	—	13,852	36,083	—	36,083
Medical equipment sales and remarketing	6,490	—	6,490	17,972	—	17,972
Total revenues	95,129	(5,785)	89,344	268,928	(9,714)	259,214

Cost of Sales
Cost of medical equipment outsourcing	29,599	(5,785)	23,814	82,499	(9,714)	72,785
Cost of technical and professional services	10,540	—	10,540	26,650	—	26,650
Cost of medical equipment sales and remarketing	5,215	—	5,215	14,115	—	14,115
Medical equipment depreciation	17,006	—	17,006	51,678	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	62,360	(5,785)	56,575	174,942	(9,714)	165,228
Gross margin	32,769	—	32,769	93,986	—	93,986

Provision (benefit) for income taxes	(145)	—	(145)	(7,451)	1,041	(6,410)
Consolidated net loss	(5,586)	—	(5,586)	(13,003)	(1,041)	(14,044)
Net loss attributable to Universal Hospital Services, Inc.	(5,745)	—	(5,745)	(13,300)	(1,041)	(14,341)

	For the twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$291,753	$(15,843)	$275,910
Technical and professional services	54,058	—	54,058
Medical equipment sales and remarketing	25,188	—	25,188

Total revenues	370,999	(15,843)	355,156
Cost of Sales
Cost of medical equipment outsourcing	113,546	(15,843)	97,703
Cost of technical and professional services	40,518	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	19,734
Medical equipment depreciation	68,032	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	241,830	(15,843)	225,987

Gross margin	129,169	—	129,169
Provision (benefit) for income taxes	(9,682)	(1,339)	(8,343)
Consolidated net loss	(20,600)	(1,339)	(21,939)

Net loss attributable to Universal Hospital Services, Inc.	(21,051)	(1,339)	(22,390)

	For the twelve months ended December 31, 2010
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$250,455	$(5,310)	$245,145
Technical and professional services	44,426	—	44,426
Medical equipment sales and remarketing	22,541	—	22,541

Total revenues	317,422	(5,310)	312,112
Cost of Sales
Cost of medical equipment outsourcing	91,520	(5,310)	86,210
Cost of technical and professional services	31,690	—	31,690
Cost of medical equipment sales and remarketing	16,342	—	16,342
Medical equipment depreciation	69,496	—	69,496

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	209,048	(5,310)	203,738

Gross margin	108,374	—	108,374

Schedule of effects of restatement on the consolidated statements of comprehensive income

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Comprehensive loss	(17,648)	(1,339)	(18,987)
Comprehensive loss attributable to Universal Hospital Services Inc.	(18,099)	(1,339)	(19,438)

Schedule of effects of restatement on the consolidated statements of cash flows

	For the nine months ended September 30, 2011
	Previously
	Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	(13,003)	(1,041)	(14,044)
Deferred income taxes	(7,758)	1,041	(6,717)
Net cash provided by operating activities	56,067	—	56,067

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Deferred income taxes	(10,067)	1,339	(8,728)

Net cash provided by operating activities	$57,691	$—	$57,691

Basis of Presentation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Apr. 02, 2011 Emergent Group Inc.	Apr. 01, 2011 Emergent Group Inc.	May 31, 2011 Equipment rental division of a medical equipment manufacturer	Oct. 03, 2011 Surgical laser equipment service provider, one	Jan. 03, 2012 Surgical laser equipment service provider, two
Basis of Presentation
Number of reporting segments	3
Acquisitions
Total purchase price		$ 65,300,000	$ 65,300,000	$ 6,500,000	$ 5,500,000
Cash consideration		60,000,000	60,000,000	6,500,000		16,400,000
Amount of debt included in purchase price and paid off at closing			$ 19,781,000		$ 500,000

Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011
Shop and office equipment | Minimum
Medical Equipment and Property and Office Equipment
Estimated useful life	3 years
Shop and office equipment | Maximum
Medical Equipment and Property and Office Equipment
Estimated useful life	10 years
Medical Equipment | Minimum
Medical Equipment and Property and Office Equipment
Estimated useful life	4 years
Medical Equipment | Maximum
Medical Equipment and Property and Office Equipment
Estimated useful life	7 years

Significant Accounting Policies (Details 2)	3 Months Ended	12 Months Ended
	Dec. 31, 2011 Minimum	Dec. 31, 2011 Trade Names	Dec. 31, 2011 Other intangible assets	Dec. 31, 2010 Other intangible assets	Dec. 31, 2011 Other intangible assets Minimum	Dec. 31, 2011 Other intangible assets Maximum
Other Intangible Assets
Estimated economic lives		10 years			2 years	13 years
Remaining weighted average useful life			7 years	8 years
Percentage of fair value exceeding carrying value of each reporting unit, minimum	10.00%

Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2007 Interest Rate Swap
Deferred Financing Costs
Accumulated amortization of deferred financing costs	$ 12.3	$ 8.6
Derivative Financial Instrument
Amount of interest rate swap agreements			$ 230

Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2011 PIK toggle notes	Dec. 31, 2010 PIK toggle notes	Sep. 30, 2012 Floating Rate Notes	Dec. 31, 2011 Floating Rate Notes	Dec. 31, 2010 Floating Rate Notes
Fair Value of Other Financial Instruments
Fair Value		$ 417	$ 240.9	$ 228.6	$ 208.2	$ 210.9
Segment Information
Number of reporting segments	3

Acquisitions (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended								1 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended			12 Months Ended				12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Medical Equipment	Dec. 31, 2010 Medical Equipment	Dec. 31, 2009 Medical Equipment	Jul. 31, 2012 Senior secured credit facility	May 06, 2010 Senior secured credit facility	May 31, 2007 Senior secured credit facility	Apr. 30, 2011 Surgical Services (previously, Emergent Group)	Sep. 30, 2012 Surgical Services (previously, Emergent Group)	Sep. 30, 2011 Surgical Services (previously, Emergent Group)	Sep. 30, 2012 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Sep. 30, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2010 Surgical Services (previously, Emergent Group)	Apr. 02, 2011 Surgical Services (previously, Emergent Group)	Apr. 01, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group) Medical Equipment	Apr. 01, 2011 Surgical Services (previously, Emergent Group) Senior secured credit facility	Apr. 30, 2011 Surgical Services (previously, Emergent Group) Customer relationships	Apr. 01, 2011 Surgical Services (previously, Emergent Group) Customer relationships	Apr. 30, 2011 Surgical Services (previously, Emergent Group) Trade names	Apr. 01, 2011 Surgical Services (previously, Emergent Group) Trade names	Apr. 30, 2011 Surgical Services (previously, Emergent Group) Proprietary software	Apr. 01, 2011 Surgical Services (previously, Emergent Group) Proprietary software	Dec. 31, 2011 Other Acquisitions	Dec. 31, 2011 Other Acquisitions Medical Equipment	May 31, 2011 Equipment rental division of a medical equipment manufacturer	May 31, 2011 Equipment rental division of a medical equipment manufacturer Senior secured credit facility	May 31, 2011 Equipment rental division of a medical equipment manufacturer Customer relationships	Jul. 09, 2012 Surgical laser equipment service provider	Oct. 03, 2011 Surgical laser equipment service provider
Acquisitions
Total purchase price																						$ 65,300,000	$ 65,300,000											$ 6,500,000			$ 5,300,000	$ 5,500,000
Cash paid																						60,000,000	60,000,000											6,500,000			2,600,000
Liabilities incurred																						4,800,000	4,800,000															500,000
Transaction costs																						2,000,000	2,000,000
Cash acquired, netted against transaction costs																						1,500,000	1,500,000
Purchase price of outstanding shares (in dollars per share)																						$ 8.46	$ 8.46
Acquisition disclosures
Borrowing capacity of Senior Secured Credit Facility, which was drawn upon to fund acquisition											235,000,000	195,000,000	135,000,000												195,000,000										195,000,000
Amortization Period																										8 years		10 years		3 years
Period for valuation of purchase price allocation (in years)														1 year
Purchase price allocation
Cash and cash equivalents																							1,480,000
Accounts receivable																							4,517,000
Deferred income taxes																							1,868,000
Inventories																							1,222,000
Other current assets																							1,403,000
Medical equipment																							7,540,000											1,700,000
Property and equipment																							234,000
Intangible assets						22,150,000																	22,150,000				17,669,000		4,264,000		217,000					1,900,000
Other assets																							79,000
Total identifiable assets																							40,493,000
Accounts payable																							1,972,000
Accrued expenses																							1,905,000
Other liabilities																							1,618,000
Deferred income taxes																							9,523,000
Capital leases																							4,763,000
Total liabilities assumed																							19,781,000
Net identifiable assets acquired																							20,712,000
Non controlling interests																							(379,000)
Goodwill																							39,686,000											2,900,000			1,200,000	3,100,000
Net assets acquired																							60,019,000
Increase in fair values of goodwill and accrued expenses		300,000
Revenue and net income of acquiree included in consolidated statements of operations
Revenue															25,804,000	16,461,000	37,645,000	25,421,000
Net income (loss) attributable to Surgical Services															(1,848,000)	603,000	(1,940,000)	(1,805,000)
Revenue																			267,043,000	362,985,000	341,717,000
Net loss attributable to Universal Hospital Services, Inc.																			(16,027,000)	(20,339,000)	(34,096,000)
Impact of acquisitions completed related to goodwill
Balance at the beginning of the period				325,911,000	280,211,000	280,211,000	280,211,000	251,653,000	205,953,000	205,953,000
Acquisition				9,666,000		45,700,000														39,686,000				39,686,000								6,014,000	6,014,000
Balance at the end of the period	335,577,000			335,577,000		325,911,000	280,211,000	251,653,000	205,953,000	205,953,000
Acquisition and integration expenses
Investment banking fees						825,000
Legal, accounting and other costs						2,658,000
Total	$ 58,000		$ 622,000	$ 352,000	$ 2,621,000	$ 3,483,000														$ 3,300,000

Fair Value Measurements (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level 2
Fair value measurements
Interest Rate Swap	$ 4,755	$ 16,347
Total
Fair value measurements
Interest Rate Swap	$ 4,755	$ 16,347

Selected Financial Statement Information (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Medical Equipment, gross		$ 491,629	$ 413,975
Less: Accumulated depreciation		(255,742)	(207,133)
Medical equipment, net	240,208	235,887	206,842
Property and office equipment, gross		58,402	46,164
Less: Accumulated depreciation and amortization		(29,942)	(25,402)
Property and office equipment, net	29,628	28,460	20,762
Total property and equipment, net	269,836	264,347	227,604
Property and equipment financed under capital leases, net		18,134	11,944
Leasehold improvements
Property and Equipment
Property and office equipment, gross		11,181	7,386
Office equipment and vehicles
Property and Equipment
Property and office equipment, gross		$ 47,221	$ 38,778

Selected Financial Statement Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets
Balance at the beginning of the period			$ 241,440	$ 234,915	$ 234,915
Amortization	(3,600)	(3,300)	(11,300)	(10,100)	(19,400)	(13,700)	(14,300)
Balance at the beginning of the period	237,954		237,954		241,440	234,915
Goodwill
Balance at the beginning of the period			325,911	280,211	280,211	280,211
Additions			9,666		45,700
Balance at the end of the period	335,577		335,577		325,911	280,211	280,211
Emergent Group Inc.
Goodwill
Additions					39,686
Other Acquisitions
Goodwill
Additions					6,014
Medical Equipment Outsourcing
Goodwill
Balance at the end of the period					251,653	205,953	205,953
Medical Equipment Outsourcing | Emergent Group Inc.
Goodwill
Additions					39,686
Medical Equipment Outsourcing | Other Acquisitions
Goodwill
Additions					6,014
Technical and Professional Services
Goodwill
Balance at the end of the period					55,655	55,655	55,655
Medical Equipment Sales And Remarketing
Goodwill
Balance at the end of the period					18,603	18,603	18,603
Customer Relationships
Intangible assets
Balance at the beginning of the period			59,237	48,662	48,662	58,283
Acquisition			7,284		21,269
Amortization			(8,383)		(10,694)	(9,621)
Balance at the beginning of the period	58,138		58,138		59,237	48,662
Customer Relationships | Emergent Group Inc.
Intangible assets
Acquisition					17,669
Customer Relationships | Other Acquisitions
Intangible assets
Acquisition					3,600
Customer Relationships | Medical Equipment Outsourcing
Intangible assets
Balance at the beginning of the period				42,142	42,142	51,071
Amortization					(10,002)	(8,929)
Balance at the beginning of the period					53,409	42,142
Customer Relationships | Medical Equipment Outsourcing | Emergent Group Inc.
Intangible assets
Acquisition					17,669
Customer Relationships | Medical Equipment Outsourcing | Other Acquisitions
Intangible assets
Acquisition					3,600
Customer Relationships | Technical and Professional Services
Intangible assets
Balance at the beginning of the period				6,520	6,520	7,212
Amortization					(692)	(692)
Balance at the beginning of the period					5,828	6,520
Supply Agreement
Intangible assets
Balance at the beginning of the period			15,250	18,155	18,155	20,833
Amortization			(2,179)		(2,905)	(2,678)
Balance at the beginning of the period	13,071		13,071		15,250	18,155
Supply Agreement | Medical Equipment Outsourcing
Intangible assets
Balance at the beginning of the period				18,155	18,155	20,833
Amortization					(2,905)	(2,678)
Balance at the beginning of the period					15,250	18,155
Technology Databases
Intangible assets
Balance at the beginning of the period			746	1,983	1,983	3,383
Acquisition					217
Amortization			(637)		(1,454)	(1,400)
Balance at the beginning of the period	108		108		746	1,983
Technology Databases | Emergent Group Inc.
Intangible assets
Acquisition					217
Technology Databases | Medical Equipment Outsourcing
Intangible assets
Amortization					(54)
Balance at the beginning of the period					163
Technology Databases | Medical Equipment Outsourcing | Emergent Group Inc.
Intangible assets
Acquisition					217
Technology Databases | Corporate and Unallocated
Intangible assets
Balance at the beginning of the period				1,983	1,983	3,383
Amortization					(1,400)	(1,400)
Balance at the beginning of the period					583	1,983
Non-Compete Agreements
Intangible assets
Balance at the beginning of the period			178	65	65	83
Acquisition			521		140
Amortization			(80)		(27)	(18)
Balance at the beginning of the period	619		619		178	65
Non-Compete Agreements | Other Acquisitions
Intangible assets
Acquisition					140
Non-Compete Agreements | Medical Equipment Outsourcing
Intangible assets
Balance at the beginning of the period				65	65	83
Amortization					(27)	(18)
Balance at the beginning of the period					178	65
Non-Compete Agreements | Medical Equipment Outsourcing | Other Acquisitions
Intangible assets
Acquisition					140
Favorable Lease Agreements
Intangible assets
Balance at the beginning of the period			29	50	50	71
Amortization			(11)		(21)	(21)
Balance at the beginning of the period	18		18		29	50
Favorable Lease Agreements | Corporate and Unallocated
Intangible assets
Balance at the beginning of the period				50	50	71
Amortization					(21)	(21)
Balance at the beginning of the period					29	50
Trade Names
Intangible assets
Balance at the beginning of the period				166,000	166,000
Amortization					(4,264)
Balance at the beginning of the period					166,000		166,000
Trade Names | Emergent Group Inc.
Intangible assets
Acquisition					4,264
Trade Names | Medical Equipment Outsourcing
Intangible assets
Balance at the beginning of the period				143,000	143,000
Amortization					(4,264)
Balance at the beginning of the period					143,000		143,000
Trade Names | Medical Equipment Outsourcing | Emergent Group Inc.
Intangible assets
Acquisition					4,264
Trade Names | Technical and Professional Services
Intangible assets
Balance at the beginning of the period					$ 23,000	$ 23,000	$ 23,000

Selected Financial Statement Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 PRI Medical trade name	Dec. 31, 2011 PRI Medical trade name Change to estimated remaining useful life	Dec. 31, 2011 PRI Medical trade name Change to estimated remaining useful life Estimated remaining useful life before change
Other Intangible Assets and Goodwill
Total amortization expense	$ 3,600	$ 3,300	$ 11,300	$ 10,100	$ 19,400	$ 13,700	$ 14,300	$ 4,100
Estimated remaining useful life									3 months	114 months
Future estimated amortization expense
2012					14,336
2013					12,890
2014					11,971
2015					11,066
2016					9,960
Thereafter					15,217
Total					$ 75,440

Dividend and Equity Distribution (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 08, 2011
Dividend and Equity Distribution
Estimated option forfeiture rate (as a percent)		2.00%
Parent | Shareholders of Parent
Dividend and Equity Distribution
Dividend declared (in dollars per share)			$ 0.12
Parent | Holders of vested options in Parent's stock
Dividend and Equity Distribution
Dividend declared (in dollars per share)			$ 0.12
Parent | Holders of options expected to vest in Parent's stock
Dividend and Equity Distribution
Dividend declared (in dollars per share)			$ 0.12
Estimated option forfeiture rate (as a percent)	2.00%	2.00%

Long-Term Debt (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Interest Rate Swap	Jun. 30, 2007 Interest Rate Swap	Sep. 05, 2012 PIK toggle notes	Dec. 31, 2011 PIK toggle notes	Jun. 17, 2011 PIK toggle notes	Dec. 31, 2010 PIK toggle notes	Dec. 31, 2011 PIK toggle notes Maximum	Dec. 31, 2011 PIK toggle notes Minimum	Dec. 31, 2011 PIK toggle notes 2011	Dec. 31, 2011 PIK toggle notes 2012	Dec. 31, 2011 PIK toggle notes 2013 and thereafter	Dec. 31, 2011 Existing Notes	May 31, 2007 Existing Notes	Jun. 30, 2011 Additional Notes	Dec. 31, 2011 Additional Notes	Jun. 17, 2012 Additional Notes	Sep. 30, 2012 Floating Rate Notes	Dec. 31, 2011 Floating Rate Notes	Dec. 31, 2010 Floating Rate Notes	May 31, 2007 Floating Rate Notes	Sep. 30, 2012 Senior secured credit facility item	Dec. 31, 2011 Senior secured credit facility item	Jul. 31, 2012 Senior secured credit facility	Dec. 31, 2010 Senior secured credit facility	May 06, 2010 Senior secured credit facility	May 31, 2007 Senior secured credit facility	Sep. 30, 2012 Senior secured credit facility Maximum	Dec. 31, 2011 Senior secured credit facility Maximum	Dec. 31, 2011 Senior secured credit facility Prime rate	Dec. 31, 2011 Senior secured credit facility Adjusted LIBOR	Sep. 30, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2010 Capital lease obligations	Jun. 30, 2010 10.125% Senior Notes	Jun. 14, 2010 10.125% Senior Notes	Dec. 31, 2009 10.125% Senior Notes
Long-Term Debt
Unamortized bond premium		$ 3,433,000				$ 9,800,000
Redemption price related to interest																																					100,000
Long-Term Debt current and noncurrent	703,107,000	671,097,000	525,045,000				405,000,000		230,000,000											230,000,000	230,000,000	230,000,000		31,300,000	14,500,000		52,900,000							16,807,000	18,164,000	12,145,000
Less: Current portion of long-term debt	(6,425,000)	(5,627,000)	(3,764,000)
Total long-term debt	696,682,000	665,470,000	521,281,000
Interest rate (as a percent)					9.07%					9.25%	8.50%					8.50%			9.25%						2.00%													10.13%	10.13%
LIBOR-based rate (as a percent)							8.50%													4.11%	3.45%											5.25%	3.27%
Principal amount of debt issued																		178,900,000
Aggregate outstanding principal amount							405,000,000	405,000,000							230,000,000	230,000,000		175,000,000	175,000,000		230,000,000		230,000,000
Premium on issue of debt (as a percent)																		102.25%
Proceeds from issuance																	178,900,000
Aggregate total amount of proceeds																		178,900,000
Effective interest rate (as a percent)																		7.82%			9.07%
Redemption price (as a percent)												104.25%	102.13%	100.00%						100.00%	100.00%
Repurchase price, as a percentage of principal amount, if company undergoes change of control																		101.00%		101.00%	101.00%
Base rate																				LIBOR	LIBOR											Prime	Adjusted LIBOR
Margin over base rate (as a percent)																				3.38%	3.38%											1.75%	2.75%
Amount of interest rate swap agreements					230,000,000
Expected amount to be reclassified into earnings, net of tax				2,800,000
Maximum borrowing capacity																										235,000,000		195,000,000	135,000,000
Capitalized deferred financing costs related to the Amended and Restated Credit Agreement																												1,700,000
Available amount																								167,000,000	170,900,000
Borrowing base																								201,700,000	189,700,000
Letters of credit																								3,400,000	4,300,000
Interest rate in excess of applicable rate on overdue principal, interest and other amounts (as a percent)																									2.00%
Available borrowing capacity to be maintained																														15,000,000	15,000,000
Minimum ratio of EBITDA to cash expense, number of quarters																								4	4
Borrowing outstanding																								31,300,000								4,500,000	10,000,000
Redemption price																																					10,000,000
Redemption price related to principal																																					9,900,000
Maturities of long-term debt
2012		5,627,000
2013		5,323,000
2014		17,235,000
2015		636,445,000
2016		1,017,000
Thereafter		2,017,000
Total payments		667,664,000
Unamortized bond premium		3,433,000				9,800,000
Long-Term Debt current and noncurrent	$ 703,107,000	$ 671,097,000	$ 525,045,000				$ 405,000,000		$ 230,000,000											$ 230,000,000	$ 230,000,000	$ 230,000,000		$ 31,300,000	$ 14,500,000		$ 52,900,000							$ 16,807,000	$ 18,164,000	$ 12,145,000

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies
Rental expenses	$ 10,300,000	$ 8,600,000	$ 8,300,000
Annual rental commitments under various noncancellable operating leases for its district, corporate and other operating locations
2012	6,579,000
2013	5,720,000
2014	5,205,000
2015	4,397,000
2016	3,668,000
Thereafter	10,778,000
Total	$ 36,347,000

Commitments and Contingencies (Details 2) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 item	Jul. 13, 2010 item
Commitments and Contingencies
Non-cash gain on trade-in of recalled equipment				$ 15,872,000	$ 8,360,000	$ 13,710,000
Baxter Healthcare Corporation recall
Commitments and Contingencies
Cash refund for single channel pumps							1,500
Cash refund for triple channel pumps							3,000
Period for providing a replacement pump	2 years
Applicable infusion pumps owned, number						5,900	11,900
Recalled equipment net gains						15,400,000
Non-cash gain on trade-in of recalled equipment						13,700,000
Total recalled gains, net of cost		3,200,000	5,600,000	18,600,000	9,500,000
Baxter Healthcare Corporation recall | Minimum
Commitments and Contingencies
Recalled equipments net gains expected to be recognized		7,000,000		7,000,000
Baxter Healthcare Corporation recall | Maximum
Commitments and Contingencies
Recalled equipments net gains expected to be recognized		$ 10,000,000		$ 10,000,000

Commitments and Contingencies (Details 3) (Freedom Medical, Inc. lawsuit)	Dec. 30, 2011 item
Freedom Medical, Inc. lawsuit
Commitments and contingencies
Number of insurance companies filing complaints	2

Commitments and Contingencies (Details 4) (Emergent Group Inc. shareholder litigation, USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2011 item	Dec. 31, 2011	Mar. 02, 2011 item	Feb. 06, 2011
Commitments and contingencies
Purchase price of issued and outstanding shares of Emergent Group's common stock				$ 8.46
Number of complaints	3
Number of plaintiffs	3
Number of complaints filed by individual shareholder			3
Plaintiffs' attorneys' fees and expenses paid		$ 75,000
Maximum
Commitments and contingencies
Plaintiffs' attorneys' fees and expenses payable		$ 225,000

Shareholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity
Number of common shares authorized	1,000	1,000	1,000
Number of common shares issued	1,000	1,000	1,000
Par value of common share (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Accumulated Other Comprehensive Loss
Unrealized loss on minimum pension liability adjustment, net of tax		$ (8,940)	$ (4,804)
Unrealized loss on cash flow hedge, net of tax		(2,887)	(9,975)
Accumulated Other Comprehensive Loss	$ (8,940)	$ (11,827)	$ (14,779)

Stock-Based Compensation (Details) (Options, UHS Holdco, Inc, (Parent), USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Options | UHS Holdco, Inc, (Parent)
Stock-based compensation
Shares authorized under the plan		43,900,000
Contractual term		10 years
Vesting period		6 years
Portion of awards having fixed vesting schedules		0.5
Portion of awards vesting upon achievement of established performance targets		0.5
Number of Options
Outstanding at the beginning of the period (in shares)	38,195,000	39,523,000	37,527,000
Granted (in shares)			2,708,000
Exercised (in shares)	(150,000)	(41,000)	(28,000)
Forfeited or expired (in shares)	(698,000)	(1,287,000)	(684,000)
Outstanding at the end of the period (in shares)	37,347,000	38,195,000	39,523,000	37,527,000
Exercisable at the end of the period (in shares)	29,546,000	30,066,000
Expected to Vest at the end of the period (in shares)		7,904,000
Remaining authorized options not yet issued (in shares)	6,339,000	5,710,000
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 1.05	$ 1.06	$ 1
Granted (in dollars per share)			$ 1.83
Exercised (in dollars per share)	$ 1	$ 1	$ 1
Forfeited or expired (in dollars per share)	$ 1.2	$ 1.11	$ 1
Outstanding at the end of the period (in dollars per share)	$ 1.05	$ 1.05	$ 1.06	$ 1
Exercisable at the end of the period (in dollars per share)	$ 1.02	$ 1.02
Expected to Vest at the end of the period (in dollars per share)		$ 1.17
Aggregate intrinsic value
Outstanding	$ 14,009	$ 25,046	$ 37,315	$ 35,651
Exercised	60	29	23
Exercisable	11,495	20,649
Expected to Vest		$ 4,305
Weighted average remaining contractual term
Outstanding	4 years 10 months 24 days	5 years 8 months 12 days	6 years 9 months 18 days	7 years 6 months
Exercisable	4 years 9 months 18 days	5 years 7 months 6 days
Expected to Vest		6 years 2 months 12 days

Stock-Based Compensation (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2007 Options UHS Holdco, Inc, (Parent)
Stock-based compensation
Equity Contribution from Irving Place Capital and UHS Management				$ 248,794
Parent shares issued and outstanding	1,000	1,000	1,000	248,794,000
Per share Parent valuation (in dollars per share)				$ 1

Stock-Based Compensation (Details 3) (Options, UHS Holdco, Inc, (Parent), USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Risk-free interest rate, minimum (as a percent)	0.73%
Risk-free interest rate, maximum (as a percent)	3.08%
Risk-free interest rate (as a percent)		2.20%
Expected volatility, minimum (as a percent)	31.90%
Expected volatility, maximum (as a percent)	38.10%
Expected volatility (as a percent)		37.90%
Expected option life		6 years 7 months 6 days
Black-Scholes Value of Options (in dollars per share)		$ 0.42
Minimum
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Expected option life	3 years 10 months 24 days
Black-Scholes Value of Options (in dollars per share)	0.72
Maximum
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Expected option life	6 years 7 months 6 days
Black-Scholes Value of Options (in dollars per share)	1.03

Stock-Based Compensation (Details 4) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended													1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 UHS Holdco, Inc, (Parent)	Sep. 30, 2011 UHS Holdco, Inc, (Parent)	Dec. 31, 2011 UHS Holdco, Inc, (Parent)	Sep. 30, 2012 Options	Dec. 31, 2011 Options UHS Holdco, Inc, (Parent)	Aug. 11, 2010 Performance Vesting Options	Aug. 10, 2010 Performance Vesting Options	Aug. 11, 2010 Performance Vesting Options July 18, 2007	Aug. 10, 2010 Performance Vesting Options July 18, 2007	Aug. 11, 2010 Performance Vesting Options December 3, 2007	Aug. 10, 2010 Performance Vesting Options December 3, 2007	Aug. 11, 2010 Performance Vesting Options April 1, 2008	Aug. 10, 2010 Performance Vesting Options April 1, 2008	Aug. 11, 2010 Performance Vesting Options April 1, 2009	Aug. 10, 2010 Performance Vesting Options April 1, 2009	Aug. 11, 2010 Performance Vesting Options April 13, 2010	Aug. 10, 2010 Performance Vesting Options April 13, 2010	Aug. 31, 2010 Performance Vesting Options UHS Holdco, Inc, (Parent)
Stock-based compensation
Vesting period										6 years													6 years
Vesting rights (as a percent)																							16.67%
Performance Options Outstanding (in shares)												18,691,000		17,109,000		283,000		28,000		564,000		707,000
Vested Performance Options Outstanding (Prior to Amendment) (in shares)												5,760,000		5,707,000		48,000		5,000
Options Affected by Amendment (in shares)											12,931,000		11,402,000		235,000		23,000		564,000		707,000
Accelerated Options (in shares)											2,996,000		2,850,000		47,000		5,000		94,000
Vested (in shares)																							2,996,000
Non-cash stock-based compensation expense	$ 3,225,000	$ 3,294,000	$ 4,276,000	$ 7,333,000	$ 1,330,000	$ 3,225,000	$ 3,294,000	$ 4,276,000
Unearned non-cash stock-based compensation
Weighted average period for recognition of stock-based compensation expense			1 year 4 months 24 days						1 year 2 months 12 days
Unearned non-cash stock-based compensation expense expected to be recognized			$ 5,400,000						$ 2,200,000
Estimated forfeiture rate (as a percent)			2.00%						2.00%

Related Party Transactions (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2007	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IPC | General Advisory And Management Services
Related Party Transaction
Specified amount of annual fees for ongoing advisory and management services	$ 500,000
Annual fee for ongoing advisory and management services as a percentage of adjusted EBITDA	0.75%
Amount paid		800,000	800,000	900,000	800,000	800,000
Ryan Companies US, Inc.
Related Party Transaction
Number of common directors		1		1
Ryan Companies US, Inc. | Operating Lease Services
Related Party Transaction
Amount paid		$ 300,000	$ 300,000	$ 315,000	$ 350,000	$ 328,000

Limited Liability Companies (Details) (Limited Liability Companies, Surgical Services, USD $) In Millions, unless otherwise specified	Sep. 30, 2012 item	Dec. 31, 2011 item
Limited Liability Companies | Surgical Services
Limited Liability Companies
Total assets of LLCs	$ 0.8	$ 0.9
Number of active LLCs in which the entity holds an interest	6	6

Employee Benefit Plans (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Benefit Obligation
Interest cost	$ 269,000	$ 274,000	$ 808,000	$ 821,000
Actuarial loss	(172,000)	(88,000)	(514,000)	(265,000)
Change in Plan Assets
Employer contribution			1,300,000
Net periodic benefit cost (benefit)
Interest cost	269,000	274,000	808,000	821,000
Expected return on plan assets	(320,000)	(308,000)	(959,000)	(925,000)
Net periodic cost	121,000	54,000	363,000	161,000
Contributions
Required Contributions made			1,300,000
Other Employee Benefits
Maximum Employee contribution as percentage of base compensation					60.00%
Maximum employer matching contribution as percentage of the first 6% of base compensation that an employee contributes					6.00%
Percentage of base compensation matched by employer					50.00%
Matching contributions by employer					1,400,000	1,400,000	1,300,000
Insurance coverage for employee health care, per member per plan year					130,000
Insurance coverage for employee health care as percentage of expected claims per plan year					125.00%
Maximum liability for workers' compensation claim per individual					250,000
Maximum liability for automobile liability claims per accident					250,000
Defined benefit pension plan
Change in Benefit Obligation
Benefit obligations at beginning of Period				20,489,000	20,489,000	18,608,000
Interest cost					1,095,000	1,088,000	1,065,000
Actuarial loss					2,995,000	1,560,000
Benefits paid					(733,000)	(767,000)
Benefit obligation at end of period					23,846,000	20,489,000	18,608,000
Change in Plan Assets
Actual gain (loss) on plan assets					(260,000)	1,759,000
Benefits paid					(733,000)	(767,000)
Employer contribution					1,000,000	900,000	400,000
Funded Status
Funded status					(9,805,000)	(6,430,000)
Unrecognized net actuarial loss/Accumulated other comprehensive loss					11,365,000	7,230,000	6,365,000
Net amount recognized					1,560,000	800,000
Projected benefit obligation, accumulated obligation and fair value of pension plan assets
Projected benefit obligation					23,846,000	20,489,000	18,608,000
Accumulated benefit obligation (ABO)					23,846,000	20,489,000
Fair value of plan assets					14,041,000	14,059,000	12,202,000
ABO less fair value of plan assets					9,805,000	6,430,000
Amounts recognized in the consolidated balance sheets
Current Liabilities					1,595,000	975,000
Noncurrent Liabilities					8,210,000	5,455,000
Total Amount Recognized					9,805,000	6,430,000
Net periodic benefit cost (benefit)
Interest cost					1,095,000	1,088,000	1,065,000
Expected return on plan assets					(1,234,000)	(1,218,000)	(1,213,000)
Recognized net actuarial loss					353,000	154,000	12,000
Net periodic cost					214,000	24,000	(136,000)
Change in Accumulated Other Comprehensive Loss
Beginning of year				(7,230,000)	(7,230,000)	(6,365,000)
Net Actuarial losses					(4,488,000)	(1,019,000)
Amortization of net gains					353,000	154,000
End of year					(11,365,000)	(7,230,000)	(6,365,000)
Pension Plan Assets
Target Allocation (as a percent)					100.00%
Actual Allocation (as a percent)					100.00%	100.00%
Contributions
Required Contributions made					1,000,000	900,000	400,000
Expected contribution in 2012					1,600,000
Estimated Future Benefit Payments
2012					840,000
2013					860,000
2014					914,000
2015					954,000
2016					1,007,000
2017 to 2021					5,897,000
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate (as a percent)					4.67%	5.42%	5.92%
Expected return on assets (as a percent)					8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate (as a percent)					5.42%	5.92%	6.10%
Expected return on assets (as a percent)					8.00%	8.00%	8.00%
Defined benefit pension plan | Equity securities
Pension Plan Assets
Target Allocation (as a percent)					70.00%
Actual Allocation (as a percent)					73.00%	77.00%
Defined benefit pension plan | Equity securities | Level 1
Change in Plan Assets
Fair value of plan assets at end of year					10,205,000	10,769,000
Pension Plan Assets
Fair value of plan assets					10,205,000	10,769,000
Defined benefit pension plan | Debt Securities and Cash
Pension Plan Assets
Target Allocation (as a percent)					30.00%
Actual Allocation (as a percent)					27.00%	23.00%
Defined benefit pension plan | Debt Securities and Cash | Level 1
Change in Plan Assets
Fair value of plan assets at end of year					3,836,000	3,290,000
Pension Plan Assets
Fair value of plan assets					$ 3,836,000	$ 3,290,000

Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Provision (benefit) for income taxes
Current - State					$ 385,000	$ 291,000	$ 221,000
Current - Federal							57,000
Deferred			(3,557,000)	(6,717,000)	(8,728,000)	1,401,000	(11,767,000)
Total provision (benefit) for income taxes	90,000	(145,000)	(2,883,000)	(6,410,000)	(8,343,000)	1,692,000	(11,489,000)
Effective Income Tax Rate
Statutory U.S. Federal income tax rate (as a percent)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)
State income taxes, net of U.S. Federal income tax (as a percent)	(3.30%)	(3.70%)	(2.90%)	(3.60%)	(3.40%)	(4.00%)	(4.80%)
Valuation allowance (as a percent)	38.10%	36.70%	24.80%	3.30%	5.80%	42.20%
Permanent items (as a percent)	0.20%	3.30%	0.90%	2.80%	2.30%	1.00%	0.70%
Deferred item adjustments (as a percent)					2.70%	2.00%	0.90%
Effective income tax rate (as a percent)	0.40%	(2.40%)	(11.60%)	(31.30%)	(27.60%)	6.20%	(38.20%)
Deferred tax assets
Accounts receivable					753,000	780,000
Accrued compensation and pension					8,593,000	7,701,000
Inventories					494,000	335,000
Other assets					2,263,000	3,836,000
Unrealized loss on cash flow hedge					1,868,000	6,372,000
Unrealized loss on pension					4,464,000	2,818,000
Net operating loss carryforwards					62,577,000	50,263,000
Deferred tax assets					81,012,000	72,105,000
Valuation allowance					(15,052,000)	(11,958,000)
Deferred tax assets					65,960,000	60,147,000
Deferred tax liabilities
Accelerated depreciation and amortization					(128,503,000)	(118,403,000)
Prepaid assets					(786,000)	(692,000)
Total deferred tax liabilities					(129,289,000)	(119,095,000)
Net deferred tax liability					(63,329,000)	(58,948,000)
Operating loss carryforwards
Unused federal net operating loss carryforwards	$ 183,500,000		$ 183,500,000		$ 159,400,000

Income Taxes (Details 2) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 31, 2012 Deferred tax liabilities recorded for intangibles and fixed assets Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Deferred tax liabilities recorded for intangibles and fixed assets Surgical Services (previously, Emergent Group)	Sep. 30, 2012 Year-to-date losses	Dec. 31, 2011 Year-to-date losses
Valuation allowance
Valuation allowance		$ 12,000,000
Change in valuation allowance					(3,400,000)	(9,000,000)	9,500,000	1,800,000
Reconciliation of beginning and ending amount of unrecognized tax benefit
Balance at the beginning of the period	2,100,000		2,100,000	2,100,000
Gross increases for tax positions	1,653,000
Balance at the end of the period	3,753,000		2,100,000	2,100,000
Unrecognized tax benefits, if recognized would decrease the effective tax rate	$ 3,100,000

Consolidating Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 2,462	$ 1,161	$ 13,059			$ 12,006
Accounts receivable, less allowance for doubtful accounts	75,127	70,592		59,962
Inventories	8,694	6,023		4,761
Deferred income taxes	10,115	9,960		10,715
Other current assets	4,974	4,392		3,342
Total current assets	101,372	92,128		78,780
Property and equipment, net:
Medical equipment, net	240,208	235,887		206,842
Property and office equipment, net	29,628	28,460		20,762
Total property and equipment, net	269,836	264,347		227,604
Other long-term assets:
Goodwill	335,577	325,911		280,211	280,211
Other intangibles, net	237,954	241,440		234,915
Other, primarily deferred financing costs, net	15,785	13,106		11,518
Total assets	960,524	936,932		833,028	835,403
Current liabilities:
Current portion of long-term debt	6,425	5,627		3,764
Interest rate swap		4,755
Book overdrafts	1,966	3,614		3,566
Accounts payable	34,670	31,359		26,943
Accrued compensation	16,427	11,571		11,648
Accrued interest	8,200	4,937		3,601
Dividend payable	780	771
Other accrued expenses	11,756	10,352		9,472
Total current liabilities	80,224	72,986		58,994
Long-term debt, less current portion	696,682	665,470		521,281
Pension and other long-term liabilities	13,220	12,981		6,302
Payable to Parent	21,622	19,019		13,702
Deferred income taxes	75,295	73,289		69,663
Commitments and contingencies
Shareholders' equity
Common stock
Additional paid-in capital	214,294	214,294		248,794
Accumulated deficit	(132,256)	(109,666)		(87,276)
Accumulated other comprehensive loss	(8,940)	(11,827)		(14,779)
Total Universal Hospital Services, Inc. equity	73,098	92,801		146,739
Non controlling interest	383	386
Total equity	73,481	93,187	103,544	146,739	173,991	188,451
Total liabilities and equity	960,524	936,932		833,028
Parent Issuer UHS
Current assets:
Cash and cash equivalents			11,200
Accounts receivable, less allowance for doubtful accounts	65,072	64,898
Due from (to) affiliates	28,402	3,089
Inventories	5,941	4,681
Deferred income taxes	9,838	9,525
Other current assets	4,808	3,855
Total current assets	114,061	86,048
Property and equipment, net:
Medical equipment, net	226,183	227,234
Property and office equipment, net	28,326	28,116
Total property and equipment, net	254,509	255,350
Other long-term assets:
Goodwill	283,141	283,141
Investment in subsidiary	56,275	58,214
Other intangibles, net	214,723	223,487
Other, primarily deferred financing costs, net	15,467	13,036
Total assets	938,176	919,276
Current liabilities:
Current portion of long-term debt	5,309	4,253
Interest rate swap		4,755
Book overdrafts	1,966	3,614
Accounts payable	32,176	29,852
Accrued compensation	14,251	10,084
Accrued interest	8,200	4,937
Dividend payable	780	771
Other accrued expenses	8,140	8,788
Total current liabilities	70,822	67,054
Long-term debt, less current portion	695,705	663,649
Pension and other long-term liabilities	11,534	11,328
Payable to Parent	21,622	19,019
Deferred income taxes	65,395	65,425
Shareholders' equity
Additional paid-in capital	214,294	214,294
Accumulated deficit	(128,512)	(107,861)
Accumulated earnings in subsidiary	(3,744)	(1,805)
Accumulated other comprehensive loss	(8,940)	(11,827)
Total Universal Hospital Services, Inc. equity	73,098	92,801
Total equity	73,098	92,801
Total liabilities and equity	938,176	919,276
Subsidiary Guarantor Surgical Services
Current assets:
Cash and cash equivalents	2,462	1,161	1,859	1,480
Accounts receivable, less allowance for doubtful accounts	10,055	5,694
Due from (to) affiliates	(28,402)	(3,089)
Inventories	2,753	1,342
Deferred income taxes	277	435
Other current assets	166	537
Total current assets	(12,689)	6,080
Property and equipment, net:
Medical equipment, net	14,025	8,653
Property and office equipment, net	1,302	344
Total property and equipment, net	15,327	8,997
Other long-term assets:
Goodwill	52,436	42,770
Other intangibles, net	23,231	17,953
Other, primarily deferred financing costs, net	318	70
Total assets	78,623	75,870
Current liabilities:
Current portion of long-term debt	1,116	1,374
Accounts payable	2,494	1,507
Accrued compensation	2,176	1,487
Other accrued expenses	3,616	1,564
Total current liabilities	9,402	5,932
Long-term debt, less current portion	977	1,821
Pension and other long-term liabilities	1,686	1,653
Deferred income taxes	9,900	7,864
Shareholders' equity
Additional paid-in capital	60,019	60,019
Accumulated deficit	(3,744)	(1,805)
Total Universal Hospital Services, Inc. equity	56,275	58,214
Non controlling interest	383	386
Total equity	56,658	58,600
Total liabilities and equity	78,623	75,870
Consolidating Adjustments
Current assets:
Cash and cash equivalents				(1,480)
Other long-term assets:
Investment in subsidiary	(56,275)	(58,214)
Total assets	(56,275)	(58,214)
Shareholders' equity
Additional paid-in capital	(60,019)	(60,019)
Accumulated earnings in subsidiary	3,744	1,805
Total Universal Hospital Services, Inc. equity	(56,275)	(58,214)
Total equity	(56,275)	(58,214)
Total liabilities and equity	$ (56,275)	$ (58,214)

Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Medical equipment outsourcing	$ 74,134	$ 69,002	$ 226,599	$ 205,159	$ 275,910	$ 245,145	$ 232,623
Technical and professional services	20,066	13,852	62,545	36,083	54,058	44,426	42,395
Medical equipment sales and remarketing	7,619	6,490	23,250	17,972	25,188	22,541	22,186
Total revenues	101,819	89,344	312,394	259,214	355,156	312,112	297,204
Cost of Sales
Cost of medical equipment outsourcing	28,736	23,814	77,273	72,785	97,703	86,210	83,553
Cost of technical and professional services	14,455	10,540	47,109	26,650	40,518	31,690	30,539
Cost of medical equipment sales and remarketing	6,014	5,215	18,112	14,115	19,734	16,342	18,177
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	67,309	56,575	194,823	165,228	225,987	203,738	196,536
Gross margin	34,510	32,769	117,571	93,986	129,169	108,374	100,668
Selling, general and administrative	29,885	22,756	86,251	72,247	100,948	89,336	84,225
Acquisition and integration expense	58	622	352	2,621	3,483
Operating income	4,567	9,391	30,968	19,118	24,738	19,038	16,443
Interest expense	13,530	15,122	43,534	39,572	55,020	46,457	46,505
Loss before income taxes and non controlling interest	(21,302)	(5,731)	(24,905)	(20,454)	(30,282)	(27,419)	(30,062)
Benefit for income taxes	90	(145)	(2,883)	(6,410)	(8,343)	1,692	(11,489)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)	(29,111)	(18,573)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	(21,594)	(5,745)	(22,590)	(14,341)	(22,390)	(29,111)	(18,573)
Parent Issuer UHS
Revenue
Medical equipment outsourcing	60,618	60,595	188,954	188,698	250,489
Technical and professional services	20,066	13,852	62,545	36,083	54,058
Medical equipment sales and remarketing	7,619	6,490	23,250	17,972	25,188
Total revenues	88,303	80,937	274,749	242,753	329,735
Cost of Sales
Cost of medical equipment outsourcing	21,288	19,452	56,518	64,221	84,030
Cost of technical and professional services	14,455	10,540	47,109	26,650	40,518
Cost of medical equipment sales and remarketing	6,014	5,215	18,112	14,115	19,734
Medical equipment depreciation	16,932	16,333	48,847	50,309	65,928
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,689	51,540	170,586	155,295	210,210
Gross margin	29,614	29,397	104,163	87,458	119,525
Selling, general and administrative	24,624	20,814	72,138	68,211	91,258
Acquisition and integration expense	34	18	264	1,623	1,802
Operating income	4,956	8,565	31,761	17,624	26,465
Equity in earnings of subsidiary	(163)	573	(1,372)	900	(1,354)
Interest expense	13,140	15,060	42,442	39,423	54,779
Loss before income taxes and non controlling interest	(20,686)	(5,922)	(24,392)	(20,899)	(29,668)
Benefit for income taxes	706	(336)	(2,370)	(6,855)	(7,729)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	(21,594)	(5,745)	(22,590)	(14,341)	(22,390)
Subsidiary Guarantor Surgical Services
Revenue
Medical equipment outsourcing	13,516	8,407	37,645	16,461	25,421
Total revenues	13,516	8,407	37,645	16,461	25,421
Cost of Sales
Cost of medical equipment outsourcing	7,448	4,362	20,755	8,564	13,673
Medical equipment depreciation	1,172	673	3,482	1,369	2,104
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	8,620	5,035	24,237	9,933	15,777
Gross margin	4,896	3,372	13,408	6,528	9,644
Selling, general and administrative	5,261	1,942	14,113	4,036	9,690
Acquisition and integration expense	24	604	88	998	1,681
Operating income	(389)	826	(793)	1,494	(1,727)
Interest expense	390	62	1,092	149	241
Loss before income taxes and non controlling interest	(779)	764	(1,885)	1,345	(1,968)
Benefit for income taxes	(616)	191	(513)	445	(614)
Consolidated net loss	(163)	573	(1,372)	900	(1,354)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	(365)	414	(1,940)	603	(1,805)
Consolidating Adjustments
Cost of Sales
Equity in earnings of subsidiary	163	(573)	1,372	(900)	1,354
Loss before income taxes and non controlling interest	163	(573)	1,372	(900)	1,354
Consolidated net loss	163	(573)	1,372	(900)	1,354
Net income attributable to non controlling interest	(202)	(159)	(568)	(297)	(451)
Net loss attributable to Universal Hospital Services, Inc.	$ 365	$ (414)	$ 1,940	$ (603)	$ 1,805

Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidating Financial Statements
Consolidated net loss	$ (21,392)	$ (5,586)	$ (22,022)	$ (14,044)	$ (21,939)	$ (29,111)	$ (18,573)
Other comprehensive income (loss):
Loss on minimum pension liability, net of tax		1,970	2,887	5,254	(4,136)
Gain on cash flow hedge, net of tax					7,088
Total other comprehensive income		1,970	2,887	5,254	2,952
Comprehensive income (loss)	(21,392)	(3,616)	(19,135)	(8,790)	(18,987)	(27,252)	(14,460)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(21,594)	(3,775)	(19,703)	(9,087)	(19,438)	(27,252)	(14,460)
UHS Holdco, Inc, (Parent)
Consolidating Financial Statements
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)
Other comprehensive income (loss):
Loss on minimum pension liability, net of tax		1,970	2,887	5,254	(4,136)
Gain on cash flow hedge, net of tax					7,088
Total other comprehensive income		1,970	2,887	5,254	2,952
Comprehensive income (loss)	(21,392)	(3,616)	(19,135)	(8,790)	(18,987)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(21,594)	(3,775)	(19,703)	(9,087)	(19,438)
Subsidiary Guarantor Surgical Services
Consolidating Financial Statements
Consolidated net loss	(163)	573	(1,372)	900	(1,354)
Other comprehensive income (loss):
Comprehensive income (loss)	(163)	573	(1,372)	900	(1,354)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(365)	414	(1,940)	603	(1,805)
Consolidating Adjustments
Consolidating Financial Statements
Consolidated net loss	163	(573)	1,372	(900)	1,354
Other comprehensive income (loss):
Comprehensive income (loss)	163	(573)	1,372	(900)	1,354
Comprehensive income attributable to non controlling interest	(202)	(159)	(568)	(297)	(451)
Comprehensive loss attributable to Universal Hospital Services, Inc.	$ 365	$ (414)	$ 1,940	$ (603)	$ 1,805

Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net income (loss)	$ (22,022)	$ (14,044)	$ (21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	60,435	58,351	77,248	78,001	72,762
Amortization of intangibles, deferred financing costs and bond premium	13,800	13,339	22,000	16,295	16,692
Provision for doubtful accounts	584	593	899	213	1,546
Provision for inventory obsolescence	236	99	134	105	(1)
Non-cash stock-based compensation expense	3,225	3,294	4,276	7,333	1,330
Non-cash gain on trade-in of recalled equipment	(15,872)	(8,360)	(13,710)
Loss (gain) on sales and disposals of equipment	(1,237)	(1,297)	(1,896)	(145)	158
Deferred income taxes	(3,557)	(6,717)	(8,728)	1,401	(11,767)
Changes in operating assets and liabilities:
Accounts receivable	(3,630)	(4,328)	(6,670)	(96)	(7,511)
Inventories	(1,910)	(267)	(73)	370	392
Other operating assets	(250)	(759)	184	(445)	(609)
Accounts payable	3,178	813	5,358	1,802	1,097
Other operating liabilities	6,294	15,350	608	433	472
Net cash provided by operating activities	51,613	56,067	57,691	76,156	55,988
Cash flows from investing activities:
Medical equipment purchases	(41,901)	(60,563)	(77,561)	(70,671)	(48,827)
Property and office equipment purchases	(4,783)	(5,861)	(9,557)	(6,327)	(4,700)
Proceeds from disposition of property and equipment	5,675	2,599	3,869	2,793	3,119
Acquisitions, net of cash acquired	(14,418)	(65,039)	(69,970)
Net cash used in investing activities	(55,427)	(128,864)	(153,219)	(74,205)	(50,550)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	132,250	166,250	146,529	78,000
Payments under senior secured credit facility	(96,200)	(185,150)	(204,650)	(132,029)	(88,600)
Payments of principal under capital lease obligations	(4,909)	(4,286)	(5,835)	(5,052)	(4,477)
Payoff of acquired debt	(4,163)		(472)
Payment of deferred financing costs	(9,983)	(4,340)	(4,458)	(1,746)
Proceeds from issuance of bonds	425,000	178,938	178,938
Accrued interest received from bondholders		661	661
Accrued interest paid to bondholders			(661)
Distributions to non controlling interests	(571)	(291)	(451)
Contributions from new members to limited liability companies		7	7
Proceeds from exercise of Parent company stock options	150	41	41	28
Dividend and equity distribution Payments	(763)	(32,729)	(32,729)
Change in book overdrafts	(1,648)	755	48	264	(3,867)
Net cash provided by financing activities	5,115	85,856	96,689	(1,951)	(17,444)
Net change in cash and cash equivalents	1,301	13,059	1,161		(12,006)
Cash and cash equivalents at the beginning of period	1,161				12,006
Cash and cash equivalents at the end of period	2,462	13,059	1,161
Parent Issuer UHS
Cash flows from operating activities:
Consolidated net income (loss)	(20,650)	(14,944)	(20,585)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	56,600	56,903	75,004
Amortization of intangibles, deferred financing costs and bond premium	11,411	11,985	15,964
Provision for doubtful accounts	366	598	907
Provision for inventory obsolescence	219	99	134
Non-cash stock-based compensation expense	3,225	3,294	4,276
Non-cash gain on trade-in of recalled equipment	(15,872)	(8,360)	(13,710)
Loss (gain) on sales and disposals of equipment	(1,252)	(1,303)	(1,902)
Deferred income taxes	(2,210)	(7,151)	(7,342)
Changes in operating assets and liabilities:
Accounts receivable	(541)	(4,443)	(5,843)
Due from (to) affiliates	(25,313)	2,162	(3,089)
Inventories	(1,479)	(346)	(53)
Other operating assets	(404)	(806)	(715)
Accounts payable	3,927	995	5,955
Other operating liabilities	6,747	14,610	(284)
Net cash provided by operating activities	27,113	53,293	48,717
Cash flows from investing activities:
Medical equipment purchases	(38,744)	(59,537)	(75,747)
Property and office equipment purchases	(4,559)	(5,834)	(9,488)
Proceeds from disposition of property and equipment	5,675	2,594	3,864
Acquisitions, net of cash acquired	(436)	(66,519)	(66,519)
Net cash used in investing activities	(38,064)	(129,296)	(147,890)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	132,250	166,250
Payments under senior secured credit facility	(96,200)	(185,150)	(204,650)
Payments of principal under capital lease obligations	(3,807)	(3,223)	(4,267)
Payment of deferred financing costs	(9,983)	(4,340)	(4,458)
Proceeds from issuance of bonds	425,000	178,938	178,938
Accrued interest received from bondholders		661	661
Accrued interest paid to bondholders			(661)
Proceeds from exercise of Parent company stock options	150	41	41
Dividend and equity distribution Payments	(763)	(32,729)	(32,729)
Change in book overdrafts	(1,648)	755	48
Net cash provided by financing activities	10,951	87,203	99,173
Net change in cash and cash equivalents		11,200
Cash and cash equivalents at the end of period		11,200
Subsidiary Guarantor Surgical Services
Cash flows from operating activities:
Consolidated net income (loss)	(1,372)	900	(1,354)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	3,835	1,448	2,244
Amortization of intangibles, deferred financing costs and bond premium	2,389	1,354	6,036
Provision for doubtful accounts	218	(5)	(8)
Provision for inventory obsolescence	17
Loss (gain) on sales and disposals of equipment	15	6	6
Deferred income taxes	(1,347)	434	(1,386)
Changes in operating assets and liabilities:
Accounts receivable	(3,089)	115	(827)
Due from (to) affiliates	25,313	(2,162)	3,089
Inventories	(431)	79	(20)
Other operating assets	154	47	899
Accounts payable	(749)	(182)	(597)
Other operating liabilities	(453)	740	892
Net cash provided by operating activities	24,500	2,774	8,974
Cash flows from investing activities:
Medical equipment purchases	(3,157)	(1,026)	(1,814)
Property and office equipment purchases	(224)	(27)	(69)
Proceeds from disposition of property and equipment		5	5
Acquisitions, net of cash acquired	(13,982)		(4,931)
Net cash used in investing activities	(17,363)	(1,048)	(6,809)
Cash flows from financing activities:
Payments of principal under capital lease obligations	(1,102)	(1,063)	(1,568)
Payoff of acquired debt	(4,163)		(472)
Distributions to non controlling interests	(571)	(291)	(451)
Contributions from new members to limited liability companies		7	7
Net cash provided by financing activities	(5,836)	(1,347)	(2,484)
Net change in cash and cash equivalents	1,301	379	(319)
Cash and cash equivalents at the beginning of period	1,161	1,480	1,480
Cash and cash equivalents at the end of period	2,462	1,859	1,161
Consolidating Adjustments
Cash flows from investing activities:
Acquisitions, net of cash acquired		1,480	1,480
Net cash used in investing activities		1,480	1,480
Cash flows from financing activities:
Net change in cash and cash equivalents		1,480	1,480
Cash and cash equivalents at the beginning of period		$ (1,480)	$ (1,480)

Business Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Number of reporting segments					3
Number of acute care hospitals to whom medical equipment outsourcing services are provided					4,275
Number of alternate site providers in the United States to whom medical equipment outsourcing services are provided					4,425
Number of technicians and professionals located in the nationwide network of offices of the entity					415
Segment Information
Net Sales	$ 101,819	$ 89,344	$ 312,394	$ 259,214	$ 355,156	$ 312,112	$ 297,204
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Gross margin	34,510	32,769	117,571	93,986	129,169	108,374	100,668
Assets	960,524		960,524		936,932	833,028	835,403
Amortization			13,800	13,339	22,000	16,295	16,692
Amortization and Depreciation					96,612	91,739	87,047
Capital Expenditures					87,118	76,998	53,527
Selling, general and administrative	29,885	22,756	86,251	72,247	100,948	89,336	84,225
Acquisition and integration expense	58	622	352	2,621	3,483
Interest expense	13,530	15,122	43,534	39,572	55,020	46,457	46,505
Loss before income taxes and non controlling interest	(21,302)	(5,731)	(24,905)	(20,454)	(30,282)	(27,419)	(30,062)
Medical Equipment Outsourcing
Segment Information
Net Sales	74,134	69,002	226,599	205,159	275,910	245,145	232,623
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Gross margin	27,294	28,182	96,997	80,696	110,175	89,439	84,803
Assets	464,888		464,888		461,285	409,315	420,940
Amortization					17,252	11,625	11,793
Technical and Professional Services
Segment Information
Net Sales	20,066	13,852	62,545	36,083	54,058	44,426	42,395
Gross margin	5,611	3,312	15,436	9,433	13,540	12,736	11,856
Assets	83,964		83,964		84,483	85,175	85,867
Amortization					692	692	692
Medical Equipment Sales And Remarketing
Segment Information
Net Sales	7,619	6,490	23,250	17,972	25,188	22,541	22,186
Gross margin	1,605	1,275	5,138	3,857	5,454	6,199	4,009
Assets	18,603		18,603		18,603	18,603	18,603
Corporate and Unallocated
Segment Information
Assets	393,069		393,069		372,561	319,935	309,993
Amortization and Depreciation					10,636	9,926	10,295
Capital Expenditures					$ 87,118	$ 76,998	$ 53,527

Restatement (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Gains from non-monetary and cash refunds on recalled infusion pumps		$ 5,800,000		$ 9,700,000	$ 15,800,000	$ 5,300,000
Adjustment to deferred taxes recorded in connection with a 2011 acquisition and the corresponding impact on the goodwill and valuation allowance balances				1,000,000	1,000,000
Increase in taxes payable and provision for income taxes					300,000
Assets
Deferred income taxes	10,115,000		10,115,000		9,960,000	10,715,000
Total current assets	101,372,000		101,372,000		92,128,000	78,780,000
Goodwill	335,577,000		335,577,000		325,911,000	280,211,000	280,211,000
Total assets	960,524,000		960,524,000		936,932,000	833,028,000	835,403,000
Liabilities and Shareholders' Equity
Other accrued expenses	11,756,000		11,756,000		10,352,000	9,472,000
Total current liabilities	80,224,000		80,224,000		72,986,000	58,994,000
Deferred income taxes	75,295,000		75,295,000		73,289,000	69,663,000
Accumulated deficit	(132,256,000)		(132,256,000)		(109,666,000)	(87,276,000)
Total Universal Hospital Services, Inc. equity	73,098,000		73,098,000		92,801,000	146,739,000
Total equity	73,481,000	103,544,000	73,481,000	103,544,000	93,187,000	146,739,000	173,991,000	188,451,000
Total liabilities and equity	960,524,000		960,524,000		936,932,000	833,028,000
Revenue
Medical equipment outsourcing	74,134,000	69,002,000	226,599,000	205,159,000	275,910,000	245,145,000	232,623,000
Technical and professional services	20,066,000	13,852,000	62,545,000	36,083,000	54,058,000	44,426,000	42,395,000
Medical equipment sales and remarketing	7,619,000	6,490,000	23,250,000	17,972,000	25,188,000	22,541,000	22,186,000
Total revenues	101,819,000	89,344,000	312,394,000	259,214,000	355,156,000	312,112,000	297,204,000
Cost of Sales
Cost of medical equipment outsourcing	28,736,000	23,814,000	77,273,000	72,785,000	97,703,000	86,210,000	83,553,000
Cost of technical and professional services	14,455,000	10,540,000	47,109,000	26,650,000	40,518,000	31,690,000	30,539,000
Cost of medical equipment sales and remarketing	6,014,000	5,215,000	18,112,000	14,115,000	19,734,000	16,342,000	18,177,000
Medical equipment depreciation	18,104,000	17,006,000	52,329,000	51,678,000	68,032,000	69,496,000	64,267,000
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	67,309,000	56,575,000	194,823,000	165,228,000	225,987,000	203,738,000	196,536,000
Gross margin	34,510,000	32,769,000	117,571,000	93,986,000	129,169,000	108,374,000	100,668,000
Provision (benefit) for income taxes	90,000	(145,000)	(2,883,000)	(6,410,000)	(8,343,000)	1,692,000	(11,489,000)
Consolidated net loss	(21,392,000)	(5,586,000)	(22,022,000)	(14,044,000)	(21,939,000)	(29,111,000)	(18,573,000)
Net loss attributable to Universal Hospital Services, Inc.	(21,594,000)	(5,745,000)	(22,590,000)	(14,341,000)	(22,390,000)	(29,111,000)	(18,573,000)
Effects of the restatement on the consolidated statements of comprehensive income
Consolidated net loss	(21,392,000)	(5,586,000)	(22,022,000)	(14,044,000)	(21,939,000)	(29,111,000)	(18,573,000)
Comprehensive loss	(21,392,000)	(3,616,000)	(19,135,000)	(8,790,000)	(18,987,000)	(27,252,000)	(14,460,000)
Comprehensive loss attributable to Universal Hospital Services, Inc.	(21,594,000)	(3,775,000)	(19,703,000)	(9,087,000)	(19,438,000)	(27,252,000)	(14,460,000)
Cash flows from operating activities:
Consolidated net loss	(21,392,000)	(5,586,000)	(22,022,000)	(14,044,000)	(21,939,000)	(29,111,000)	(18,573,000)
Deferred income taxes			(3,557,000)	(6,717,000)	(8,728,000)	1,401,000	(11,767,000)
Net cash provided by operating activities			51,613,000	56,067,000	57,691,000	76,156,000	55,988,000
Previously Reported
Assets
Deferred income taxes					12,328,000
Total current assets					94,496,000
Goodwill					326,618,000
Total assets					940,007,000
Liabilities and Shareholders' Equity
Other accrued expenses					9,720,000
Total current liabilities					72,354,000
Deferred income taxes					75,657,000
Accumulated deficit					(108,327,000)
Total Universal Hospital Services, Inc. equity					(94,140,000)
Total equity					94,526,000
Total liabilities and equity					940,007,000
Revenue
Medical equipment outsourcing		74,787,000		214,873,000	291,753,000	250,455,000
Technical and professional services		13,852,000		36,083,000	54,058,000	44,426,000
Medical equipment sales and remarketing		6,490,000		17,972,000	25,188,000	22,541,000
Total revenues		95,129,000		268,928,000	370,999,000	317,422,000
Cost of Sales
Cost of medical equipment outsourcing		29,599,000		82,499,000	113,546,000	91,520,000
Cost of technical and professional services		10,540,000		26,650,000	40,518,000	31,690,000
Cost of medical equipment sales and remarketing		5,215,000		14,115,000	19,734,000	16,342,000
Medical equipment depreciation		17,006,000		51,678,000	68,032,000	69,496,000
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing		62,360,000		174,942,000	241,830,000	209,048,000
Gross margin		32,769,000		93,986,000	129,169,000	108,374,000
Provision (benefit) for income taxes		(145,000)		(7,451,000)	(9,682,000)
Consolidated net loss		(5,586,000)		(13,003,000)	(20,600,000)
Net loss attributable to Universal Hospital Services, Inc.		(5,745,000)		(13,300,000)	(21,051,000)
Effects of the restatement on the consolidated statements of comprehensive income
Consolidated net loss		(5,586,000)		(13,003,000)	(20,600,000)
Comprehensive loss					(17,648,000)
Comprehensive loss attributable to Universal Hospital Services, Inc.					(18,099,000)
Cash flows from operating activities:
Consolidated net loss		(5,586,000)		(13,003,000)	(20,600,000)
Deferred income taxes				(7,758,000)	(10,067,000)
Net cash provided by operating activities				56,067,000	57,691,000
Adjustments
Assets
Deferred income taxes					(2,368,000)
Total current assets					(2,368,000)
Goodwill					(707,000)
Total assets					(3,075,000)
Liabilities and Shareholders' Equity
Other accrued expenses					632,000
Total current liabilities					632,000
Deferred income taxes					(2,368,000)
Accumulated deficit					(1,339,000)
Total Universal Hospital Services, Inc. equity					(1,339,000)
Total equity					(1,339,000)
Total liabilities and equity					(3,075,000)
Revenue
Medical equipment outsourcing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Total revenues		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Cost of Sales
Cost of medical equipment outsourcing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Provision (benefit) for income taxes				1,041,000	(1,339,000)
Consolidated net loss				(1,041,000)	(1,339,000)
Net loss attributable to Universal Hospital Services, Inc.				(1,041,000)	(1,339,000)
Effects of the restatement on the consolidated statements of comprehensive income
Consolidated net loss				(1,041,000)	(1,339,000)
Comprehensive loss					(1,339,000)
Comprehensive loss attributable to Universal Hospital Services, Inc.					(1,339,000)
Cash flows from operating activities:
Consolidated net loss				(1,041,000)	(1,339,000)
Deferred income taxes				$ 1,041,000	$ 1,339,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 2,462	$ 1,161	$ 13,059			$ 12,006
Accounts receivable, less allowance for doubtful accounts of $2,015 at September 30, 2012, $1,919 at December 31, 2011 and $2,000 at December 31, 2010	75,127	70,592		59,962
Inventories	8,694	6,023		4,761
Deferred income taxes, net	10,115	9,960		10,715
Other current assets	4,974	4,392		3,342
Total current assets	101,372	92,128		78,780
Property and equipment, net:
Medical equipment, net	240,208	235,887		206,842
Property and office equipment, net	29,628	28,460		20,762
Total property and equipment, net	269,836	264,347		227,604
Other long-term assets:
Goodwill	335,577	325,911		280,211	280,211
Other intangibles, net	237,954	241,440		234,915
Other, primarily deferred financing costs, net	15,785	13,106		11,518
Total assets	960,524	936,932		833,028	835,403
Current liabilities:
Current portion of long-term debt	6,425	5,627		3,764
Interest rate swap		4,755
Book overdrafts	1,966	3,614		3,566
Accounts payable	34,670	31,359		26,943
Accrued compensation	16,427	11,571		11,648
Accrued interest	8,200	4,937		3,601
Dividend payable	780	771
Other accrued expenses	11,756	10,352		9,472
Total current liabilities	80,224	72,986		58,994
Long-term debt, less current portion	696,682	665,470		521,281
Pension and other long-term liabilities	13,220	12,981		6,302
Payable to Parent	21,622	19,019		13,702
Deferred income taxes, net	75,295	73,289		69,663
Commitments and contingencies
Equity
Common stock, $0.01 par value; 1,000 shares authorized, issued and outstanding at September 30, 2012, December 31, 2011, and December 31, 2010
Additional paid-in capital	214,294	214,294		248,794
Accumulated deficit	(132,256)	(109,666)		(87,276)
Accumulated other comprehensive loss	(8,940)	(11,827)		(14,779)
Total Universal Hospital Services, Inc. equity	73,098	92,801		146,739
Non controlling interest	383	386
Total equity	73,481	93,187	103,544	146,739	173,991	188,451
Total liabilities and equity	$ 960,524	$ 936,932		$ 833,028

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 2,015	$ 1,919	$ 2,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Medical equipment outsourcing	$ 74,134	$ 69,002	$ 226,599	$ 205,159	$ 275,910	$ 245,145	$ 232,623
Technical and professional services	20,066	13,852	62,545	36,083	54,058	44,426	42,395
Medical equipment sales and remarketing	7,619	6,490	23,250	17,972	25,188	22,541	22,186
Total revenues	101,819	89,344	312,394	259,214	355,156	312,112	297,204
Cost of Sales
Cost of medical equipment outsourcing	28,736	23,814	77,273	72,785	97,703	86,210	83,553
Cost of technical and professional services	14,455	10,540	47,109	26,650	40,518	31,690	30,539
Cost of medical equipment sales and remarketing	6,014	5,215	18,112	14,115	19,734	16,342	18,177
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	67,309	56,575	194,823	165,228	225,987	203,738	196,536
Gross margin	34,510	32,769	117,571	93,986	129,169	108,374	100,668
Selling, general and administrative	29,885	22,756	86,251	72,247	100,948	89,336	84,225
Acquisition and integration expenses	58	622	352	2,621	3,483
Operating income	4,567	9,391	30,968	19,118	24,738	19,038	16,443
Loss on extinguishment of debt	12,339		12,339
Interest expense	13,530	15,122	43,534	39,572	55,020	46,457	46,505
Loss before income taxes and non controlling interest	(21,302)	(5,731)	(24,905)	(20,454)	(30,282)	(27,419)	(30,062)
Provision (benefit) for income taxes	90	(145)	(2,883)	(6,410)	(8,343)	1,692	(11,489)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)	(29,111)	(18,573)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	$ (21,594)	$ (5,745)	$ (22,590)	$ (14,341)	$ (22,390)	$ (29,111)	$ (18,573)

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated net loss	$ (21,392)	$ (5,586)	$ (22,022)	$ (14,044)	$ (21,939)	$ (29,111)	$ (18,573)
Other comprehensive income:
Gain on cash flow hedge, net of tax		1,970	2,887	5,254	7,088	2,839	3,541
Total other comprehensive income		1,970	2,887	5,254	2,952	1,859	4,113
Comprehensive loss	(21,392)	(3,616)	(19,135)	(8,790)	(18,987)	(27,252)	(14,460)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	$ (21,594)	$ (3,775)	$ (19,703)	$ (9,087)	$ (19,438)	$ (27,252)	$ (14,460)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011
Cash flows from operating activities:
Consolidated net loss	$ (14,044)	$ (21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	58,351	77,248
Amortization of intangibles, deferred financing costs and bond premium	13,339	22,000
Provision for doubtful accounts	593	899
Provision for inventory obsolescence	99	134
Non-cash stock-based compensation expense	3,294	4,276
Non-cash gain on trade-in of recalled equipment	(8,360)	(13,710)
Gain on sales and disposals of equipment	(1,297)	(1,896)
Deferred income taxes	(6,717)	(8,728)
Changes in operating assets and liabilities:
Accounts receivable	(4,328)	(6,670)
Inventories	(267)	(73)
Other operating assets	(759)	184
Accounts payable	813	5,358
Other operating liabilities	15,350	608
Net cash provided by operating activities	56,067	57,691
Cash flows from investing activities:
Medical equipment purchases	(60,563)	(77,561)
Property and office equipment purchases	(5,861)	(9,557)
Proceeds from disposition of property and equipment	2,599	3,869
Acquisitions, net of cash acquired	(65,039)	(69,970)
Net cash used in investing activities	(128,864)	(153,219)
Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	166,250
Payments under senior secured credit facility	(185,150)	(204,650)
Payments of principal under capital lease obligations	(4,286)	(5,835)
Purchase of refinanced bonds	(4,340)
Payments on acquired debt		(472)
Proceeds from issuance of bonds	178,938	178,938
Accrued interest received from bondholders	661	661
Distributions to non controlling interests	(291)	(451)
Contributions from new members to limited liability companies	7	7
Proceeds from exercise of parent company stock options	41	41
Dividend and equity distribution payments	(32,729)	(32,729)
Payment of deferred financing costs	(4,340)	(4,458)
Change in book overdrafts	755	48
Net cash provided by financing activities	85,856	96,689
Net change in cash and cash equivalents	13,059	1,161
Cash and cash equivalents at the end of period	13,059	1,161
Supplemental cash flow information:
Interest paid	22,711	51,667
Income taxes paid	361	563
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	13,113	8,784
Dividend declared to Parent	1,771	1,771
Capital lease additions	$ 3,191	$ 7,091

Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation
Basis of Presentation

1.                                      Basis of Presentation

The interim consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared by Universal Hospital Services, Inc. (“we”, “our”, “us”, the “Company”, or “UHS”) without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).  Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted, pursuant to such rules and regulations.  These consolidated financial statements should be read in conjunction with the financial statements and related notes included in the Company’s 2011 Annual Report on Form 10-K/A filed with the SEC.

Acquisitions are described in Note 3, Acquisitions, and results of acquisitions are included in UHS’s consolidated results of operations since the date of acquisition.

The interim consolidated financial statements presented herein as of September 30, 2012, reflect, in the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations and cash flows for the periods presented.  These adjustments are of a normal, recurring nature.  The results of operations for any interim period are not necessarily indicative of results for the full year.

We are required to make estimates and assumptions about future events in preparing consolidated financial statements in conformity with GAAP.  These estimates and assumptions affect the amounts of assets, liabilities, revenues and expenses at the date of the unaudited consolidated financial statements.  While we believe that our past estimates and assumptions have been materially accurate, our current estimates are subject to change if different assumptions as to the outcome of future events are made.  We evaluate our estimates and judgments on an ongoing basis and predicate those estimates and judgments on historical experience and on various other factors that we believe to be reasonable under the circumstances.  We make adjustments to our assumptions and judgments when facts and circumstances dictate.  Since future events and their effects cannot be determined with absolute certainty, actual results may differ from the estimates used in preparing the accompanying unaudited consolidated financial statements.

A description of our significant accounting policies is included in our 2011 Annual Report on Form 10-K/A. There have been no material changes to these policies for the nine months ended September 30, 2012.

Principles of Consolidation

The consolidated financial statements include the accounts of UHS and its wholly owned subsidiary, UHS Surgical Services, Inc. (“Surgical Services”) since the acquisition of its predecessor companies, Emergent Group Inc. (“Emergent”) and PRI Medical Technologies, Inc. on April 1, 2011. In addition, in accordance with guidance issued by the Financial Accounting Standards Board (“FASB”), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies (“LLCs”) referred to in Note 12, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.

1. Basis of Presentation

        Universal Hospital Services, Inc. ("we", "our", "us", the "Company" or "UHS") is a nationwide provider of medical equipment management and service solutions to the United States health care industry. The Company's services fall into three reporting segments: medical equipment outsourcing, technical and professional services, and medical equipment sales and remarketing.

        All of our outstanding capital stock is owned by UHS Holdco, Inc. ("Parent"), which acquired the Company in a recapitalization in May 2007 (the "Transaction"). Parent is owned by affiliates of Irving Place Capital Merchant Manager III, L.P. ("IPC") and certain members of our management.

        On April 1, 2011 we completed our acquisition of Emergent Group Inc. ("Emergent Group") for a total purchase price of approximately $65.3 million as described in Note 3, Acquisitions. The results of operations of this acquisition have been included in UHS's consolidated results of operations since the date of acquisition and also included in the medical equipment outsourcing segment. Effective December 31, 2011, Emergent Group was merged into its principal operating subsidiary, PRI Medical Technologies, Inc. ("PRI Medical") with PRI Medical the surviving entity. Also, on December 31, 2011, PRI Medical's name was changed to UHS Surgical Services, Inc. ("Surgical Services").

        On May 31, 2011 we acquired certain assets of an equipment rental division of a medical equipment manufacturer for approximately $6.5 million. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

        On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration. The $5.5 million purchase price included $0.5 million of debt which was paid off at closing. The financial results of this acquisition are included in our medical equipment outsourcing segment since the date of acquisition.

        On January 3, 2012, we completed the acquisition, effective January 1, 2012, of all of the outstanding stock of a surgical laser equipment service provider for approximately $16.4 million in cash consideration, funded primarily from the Senior Secured Credit Facility. This acquisition expands our national footprint in the laser and mobile surgical services market and is not expected to have a material impact on our results of operations or our financial position for the 2012 fiscal year.

Principles of Consolidation

        The consolidated financial statements include the accounts of UHS and of Surgical Services, its wholly owned subsidiary, since its acquisition on April 1, 2011. In addition, in accordance with guidance issued by the Financial Accounting Standards Board ("FASB"), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies ("LLCs") referred to in Note 13, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.

Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2012
Recent Accounting Pronouncements
Recent Accounting Pronouncements

2.             Recent Accounting Pronouncements

Standard Adopted

In September 2011, the FASB issued an amendment to the authoritative guidance on goodwill impairment testing. The objective of this amendment is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, Intangibles — Goodwill and Other. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The adoption of this amendment did not have a material effect on our consolidated financial statements.

Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Acquisitions
Acquisitions

3.                                      Acquisitions

On July 9, 2012, we completed the acquisition of certain assets of a surgical laser equipment service provider for a total consideration of approximately $5.3 million.  The consideration consists of $2.6 million of cash paid at closing, $1.0 million of debt assumed that was paid off upon closing, and approximately $1.7 million in contingent earn-out payment expected to be paid in the second half of 2013.  The acquisition was funded through our Senior Secured Credit Facility.

The following summarizes the preliminary estimates of fair values of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(In millions)	July 9, 2012
Net working capital	$0.6
Property and equipment	1.1
Goodwill	1.2
Intangible assets	2.4
Debt	(1.0)
Total purchase price	$4.3

We will utilize additional information, particularly as it relates to intangible assets, as it becomes available in order to finalize this purchase price allocation as soon as practicable, but no later than July 9, 2013, one year from the acquisition date.

On March 31, 2012, we completed the acquisition of certain assets of the southern California equipment rental division of a medical equipment manufacturer. The total purchase price was approximately $0.8 million, including approximately $0.4 million in contingent consideration to be paid over four years based on future revenues. Assets acquired consisted of medical equipment of $0.4 million and customer relationship intangibles of $0.3 million.

On January 3, 2012, we completed the acquisition of all of the outstanding stock of a Florida-based surgical laser equipment service provider for total consideration of approximately $16.1 million. The consideration total consists of $11.0 million of cash paid at closing, $3.2 million of debt assumed that was paid off upon closing, and $1.9 million of holdback amounts expected to be paid by January 2013.  The acquisition was funded through our Senior Secured Credit Facility. At September 30, 2012, $0.3 million in holdback amount had been paid.

The following summarizes the fair values of assets acquired and liabilities assumed at the date of acquisition within our consolidated balance sheet:

(In millions)	January 3, 2012
Net working capital	$0.4
Property and equipment	5.4
Goodwill	8.4
Intangible assets	5.3
Deferred tax liability	(3.4)
Debt	(3.2)
Total purchase price	$12.9

We will utilize additional information, particularly as it relates to intangible assets and income taxes, as it becomes available in order to finalize this purchase price allocation as soon as practicable, but no later than January 3, 2013, one year from the acquisition date.

Acquisitions completed during the nine months ended September 30, 2012 are not material individually or in the aggregate.

On April 1, 2011, we completed our acquisition of Emergent Group, which was, at December 31, 2011, merged into its principal operating subsidiary, PRI Medical, whose name was subsequently changed to UHS Surgical Services, Inc., and which we refer to as “Surgical Services”. Surgical Services is a provider of laser and mobile surgical equipment services primarily for the urology community.

We acquired Surgical Services (previously, Emergent Group), for a total purchase price of approximately $65.3 million, which represents the sum of $60.0 million of cash paid for equity, $4.8 million of capital lease liability assumed and $2.0 million of transaction costs, less cash acquired of $1.5 million. All outstanding shares were purchased at a price of $8.46 per share. The acquisition was funded primarily by drawings under our Senior Secured Credit Facility, which is described below in Note 9, Long-Term Debt.

The amounts of revenue and net income of Surgical Services included in the Company’s consolidated statements of operations from April 1, 2011 to September 30, 2012 are as follows:

	Revenue and income included in the Consolidated Statements of Operations from:
(in thousands)	April 1, 2012 to September 30, 2012	January 1, 2012 to September 30, 2012	April 1, 2011 to September 30, 2011
Revenue	$25,804	$37,645	$16,461
Net income (loss) attributable to Surgical Services	$(1,848)	(1,940)	603

The following unaudited supplemental pro forma information presents the financial results as if the acquisition of Emergent Group had occurred on January 1, 2011 for the nine months ended September 30, 2011. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2011, nor are they indicative of any future results.

Nine Months Ended
(in thousands)	September 30, 2011
Revenue	$267,043
Net loss attributable to Universal Hospital Services, Inc.	(16,027)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Emergent Group to reflect the additional depreciation, amortization and interest that would have been charged assuming the fair value adjustments primarily to medical equipment and intangible assets, and draws on the line of credit to fund the acquisition had been applied on January 1, 2011, as applicable, together with the consequential tax effects.

3. Acquisitions

Emergent Group Inc.

        On April 1, 2011 (the "Acquisition Date"), we completed our acquisition of Emergent Group for a total purchase price of approximately $65.3 million, which represents the sum of $60.0 million of cash paid for equity, $4.8 million of capital lease liability assumed and $2.0 million of transaction costs, less cash acquired of $1.5 million. All outstanding shares were purchased at a price of $8.46 per share. Emergent Group's wholly owned subsidiary, PRI Medical Technologies, Inc. ("PRI Medical") is a provider of laser and mobile surgical equipment services primarily for the urology community. The acquisition of Emergent Group was funded primarily by drawings under our $195.0 million Senior Secured Credit Facility, which is described below in Note 8, Long-Term Debt.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the Acquisition Date:

(in thousands)	April 1, 2011
Cash and cash equivalents	$1,480
Accounts receivable	4,517
Deferred income taxes	1.868
Inventories	1,222
Other current assets	1,403
Medical equipment	7,540
Property and equipment	234
Intangible assets	22,150
Other assets	79

Total identifiable assets	40,493

Accounts payable	1,972
Accrued expenses	1,905
Other liabilites	1,618
Deferred income taxes	9,523
Capital leases	4,763

Total liabilities assumed	19,781

Net identifiable assets acquired	20,712
Non controlling interests	(379)
Goodwill	39,686

Net assets acquired	$60,019

        As of December 31, 2011, we were substantially complete with our purchase price allocation, with the exception of income taxes, for which we will utilize additional information as we complete and file our related tax returns. We expect to finalize all aspects of the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the Acquisition Date.

        In the second quarter of 2012, we recorded a measurement adjustment of $0.3 million, increasing the fair values of goodwill and accrued expenses assumed in the acquisition as of the acquisition date. We have retrospectively adjusted the previously reported fair values of goodwill and accrued expenses in the table above.

        The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in thousands)	Amortization Period (in years)
Customer relationships	$17,669	8
Trade names	4,264	10
Proprietary software	217	3

Total	$22,150

        The $39.7 million of goodwill was assigned to our outsourcing segment. The goodwill recognized is attributable primarily to strategic and synergistic opportunities across Emergent Group, the assembled workforce of Emergent Group and other factors. The goodwill recognized is not deductible for income tax purposes.

        On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration (see Other Acquisitions below).

        Effective December 31, 2011, Emergent Group was merged into its principal operating subsidiary, PRI Medical, with PRI Medical the surviving entry. Also, on December 31, 2011, PRI Medical's name was changed to UHS Surgical Services, Inc., which we refer to as "Surgical Services". This name change, along with the aforementioned acquisition, supports our strategic growth initiatives to diversify our outsourcing offerings to our customers.

        The amounts of revenue and net income of Surgical Services included in the Company's consolidated statements of operations from the Acquisition Date to December 31, 2011 are as follows:

(in thousands)	Revenue and income included in the consolidated statements of operations from April 1, 2011 to December 31, 2011
Revenue	$25,421
Net income attributable to Universal Hospital Services, Inc.	(1,805)

        The following supplemental pro forma information presents the financial results as if the acquisition of Surgical Services had occurred on January 1, 2010 for the years ended December 31, 2011 and 2010, respectively. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2010, nor are they indicative of any future results.

(in thousands)	Year Ended December 31, 2011
Pro forma consolidated results
Revenue	$362,985
Net loss attributable to Universal Hospital Services, Inc.	(20,339)

(in thousands)	Year Ended December 31, 2010
Pro forma consolidated results
Revenue	$341,717
Net loss attributable to Universal Hospital Services, Inc.	(34,096)

        These amounts have been calculated after applying the Company's accounting policies and adjusting the results of Surgical Services to reflect the additional depreciation, amortization and interest that would have been charged assuming that both the fair value adjustments, primarily to medical equipment and intangible assets, and draws on the line of credit to fund the acquisition had been applied on January 1, 2010, as applicable, together with the consequential tax effects.

Other Acquisitions

        On May 31, 2011, we completed the acquisition of certain assets of the equipment rental division of a medical equipment manufacturer for $6.5 million in cash. The assets acquired primarily consisted of movable medical equipment of approximately $1.7 million, customer relationship intangibles of approximately $1.9 million and tax deductible goodwill of approximately $2.9 million. The acquisition was funded through our $195.0 million Senior Secured Credit Facility, which is described below in Note 8, Long-Term Debt. This acquisition did not have a material impact on our consolidated results of operations or our financial position for the 2011 fiscal year.

        On October 3, 2011, we completed the acquisition, effective October 1, 2011, of all of the outstanding stock of a surgical laser equipment service provider for approximately $5.5 million in cash consideration. The $5.5 million purchase price includes $0.5 million of debt which was paid off at closing. In conjunction with this acquisition, approximately $3.1 million of non-deductible goodwill was recorded. This acquisition did not have a material impact on our consolidated results of operations or our financial position for the 2011 fiscal year.

        The following table summarizes the impact of acquisitions completed during 2011 related to goodwill at December 31, 2011:

(in thousands)	Goodwill
Balance at December 31, 2010	$280,211
Acquisition of Emergent Group Inc.	39,686
Other acquisitions	6,014

Balance at December 31, 2011	$325,911

        The Company expensed $3.5 million of acquisition and integration related costs for the year ended December 31, 2011, of which approximately $3.3 million was related to the April 1, 2011 Emergent Group acquisition. These costs are included in the line item entitled "acquisition and integration expenses" in the accompanying consolidated statements of operations and are comprised of the following items:

Acquisition and integration expenses
(in thousands)	Year Ended December 31, 2011
Investment banking fees	$825
Legal, accounting and other costs	2,658

Total	$3,483

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

4.                                      Fair Value Measurements

Financial liabilities measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011, in accordance with Accounting Standards Codification (“ASC”) Topic 820, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at September 30, 2012				Fair Value at December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Interest Rate Swap	$—	$—	$—	$—	$—	$4,755	$—	$4,755
Contingent Consideration	$—	$—	$1,994	$1,994	$—	$—	$—	$—

A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

Level 1 — Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

Level 2 — Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, including interest rates and yield curves that are observable at commonly quoted intervals.  The level 2 inputs used to determine the fair value of our interest rate swap include interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 — Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.

As of July 9, 2012, we initially recorded a contingent consideration liability, in the form of an earn-out payment, related to our acquisition of certain assets of a surgical laser equipment service provider in the amount of $1.7 million.  The contingent consideration payments are based on achieving certain revenue results. The fair value of the liability was estimated using a discounted cash flow approach with significant inputs that are not observable in the market and thus represents a Level 3 fair value measurement as defined in the FASB’s ASC Topic 820. The significant inputs in the Level 3 measurement not supported by market activity included our assessments of expected future cash flows during the earn-out period related to the assets acquired, appropriately discounted considering the uncertainties associated with the obligation, and calculated based on estimated revenues in accordance with the terms of the agreement. These inputs are classified as level 3 inputs.  At September 30, 2012, no earn-out had been paid.

As of March 31, 2012, we initially recorded a contingent consideration liability, in the form of an earn-out payment, related to our acquisition of certain assets of the southern California equipment rental division of a medical equipment manufacturer in the amount of $0.4 million. The contingent consideration payments are based on achieving certain revenue results. The fair value of the liability was estimated using a discounted cash flow approach with significant inputs that are not observable in the market and thus represents a Level 3 fair value measurement as defined in the FASB’s ASC Topic 820. The significant inputs in the Level 3 measurement not supported by market activity included our assessments of expected future cash flows during the earn-out period related to the assets acquired, appropriately discounted considering the uncertainties associated with the obligation, and calculated based on estimated revenues in accordance with the terms of the agreement. These inputs are classified as level 3 inputs. At September 30, 2012, $0.02 million in earn-out had been paid.

The assumptions used in preparing the discounted cash flow analyses included estimates of interest rates and the timing and amount of incremental cash flows.

Fair Value of Other Financial Instruments

The Company considers the carrying amount of financial instruments, including accounts receivable, accounts payable and accrued liabilities, as the approximate fair value due to their short maturities. We use the market approach to determine the fair value of our financial liabilities. We utilize observable market information of identical assets including trade dates, price and quantities provided by a third party pricing service for the selected reporting period. These inputs are considered level 2 inputs. The fair value of our PIK Toggle Notes, 2012 Notes and Floating Rate Notes (as defined in Note 9, Long-Term Debt) outstanding as of September 30, 2012 and December 31, 2011, based on the quoted market price for the same or similar issues of debt, is approximately:

	September 30,	December 31,
(In millions)	2012	2011

PIK Toggle Notes	$—	$417.0
2012 Notes	446.3	—
Floating Rate Notes	228.6	208.2

4. Fair Value Measurements

        ASC Topic 820 "Fair Value Measurements and Disclosure," which establishes a consistent framework for measuring fair value and expands disclosures on fair value measurements. ASC Topic 820 was effective for the Company starting in fiscal 2008 with respect to financial assets and liabilities. In addition, the Company adopted the non-financial asset and liability provisions on January 1, 2009. The adoption of the non-financial asset and liability provisions of ASC Topic 820 had no impact on our financial statements as of January 1, 2009 and has been applied on a prospective basis.

        Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, in accordance with ASC Topic 820, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at December 31, 2011				Fair Value at December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$4,755	$—	$4,755	$—	$16,347	$—	$16,347

        A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

          Level 1—Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

          Level 2—Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, such as interest rates and yield curves that are observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          Level 3—Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Measurements of non-exchange traded derivative contract assets and liabilities are primarily based on valuation models, discounted cash flow models or other valuation techniques that are believed to be used by market participants. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.

Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2012
Goodwill and Intangibles Assets
Goodwill and Intangibles Assets

5.                                      Goodwill and Intangible Assets

The following table represents the changes in the Company’s Goodwill and Intangible assets for the nine months ended September 30, 2012:

	Customer	Supply	Technology	Non-Compete	Favorable Lease
(In thousands)	Relationships	Agreement	Databases	Agreements	Agreements	Trade Names	Goodwill
Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911
Additions	7,284	—	—	521	—	—	9,666
Impairment	—	—	—	—	—	—	—
Amortization	(8,383)	(2,179)	(637)	(80)	(11)	—	—
Balance at September 30, 2012	$58,138	$13,071	$108	$619	$18	$166,000	$335,577

	Customer	Supply	Technology	Non-Compete	Favorable Lease
(In thousands)	Relationships	Agreement	Databases	Agreements	Agreements	Trade Names	Goodwill
Balance at December 31, 2010	$48,662	$18,155	$1,983	$65	$50	$166,000	$280,211
Additions	21,269	—	217	140	—	4,264	45,700
Impairment	—	—	—	—	—	—	—
Amortization	(10,694)	(2,905)	(1,454)	(27)	(21)	(4,264)	—
Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911

Amortization expense of intangible assets with definite useful lives for the three months ended September 30, 2012 and 2011 was $3.6 million and $3.3 million, respectively.  Amortization expense for the nine months ended September 30, 2012 and 2011 was $11.3 million and $10.1 million, respectively.

Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity
Equity

6.                                      Equity

The following tables represent changes in equity attributable to our shareholders and non controlling interests for the nine months ended September 30, 2012 and 2011.

(In thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity

Balance at December 31, 2011	$214,294	$(109,666)	$(11,827)	$386	$93,187
Net income (loss)	—	(22,590)	—	568	(22,022)
Unrealized gain on cash flow hedge, net of tax of $1,868	—	—	2,887	—	2,887
Cash distributions to non controlling interests	—	—	—	(571)	(571)
Balance at September 30, 2012	$214,294	$(132,256)	$(8,940)	$383	$73,481

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity

Balance at December 31, 2010	$248,794	$(87,276)	$(14,779)	$—	$146,739
Consolidation of Emergent Group non controlling interest	—	—	—	379	379
Net income (loss)	—	(14,341)	—	297	(14,044)
Dividend declared	(34,500)	—	—	—	(34,500)
Unrealized gain on cash flow hedge, net of tax of $2,044	—	—	5,254	—	5,254
Cash distributions to non controlling interests	—	—	—	(291)	(291)
Contributions from new members to non controlling interests				7	7
Balance at September 30, 2011	$214,294	$(101,617)	$(9,525)	$392	$103,544

10. Shareholder's Equity

Common Stock

        The Company has authorized and issued 1,000 shares of common stock with a par value of $0.01 per share.

Accumulated Other Comprehensive Loss

	December 31, 2011	December 31, 2010
Unrealized loss on minimum pension liability adjustment, net of tax	$(8,940)	$(4,804)
Unrealized loss on cash flow hedge, net of tax	(2,887)	(9,975)

Accumulated Other Comprehensive Loss	$(11,827)	$(14,779)

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

7.                                      Stock-Based Compensation

During the nine months ended September 30, 2012, activity under the 2007 Stock Option Plan (the “2007 Stock Option Plan”), of UHS Holdco, Inc., our parent company (“Parent”), was as follows:

(in thousands except exercise price)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7
Granted	—
Exercised	(150)	$1.00	$60
Forfeited or expired	(698)	$1.20

Outstanding at September 30, 2012	37,347	$1.05	$14,009	4.9

Exercisable at September 30, 2012	29,546	$1.02	$11,495	4.8

Remaining authorized options available for issue	6,339

The exercise price of each stock option award is equal to the market value of Parent’s common stock on the grant date as determined reasonably and in good faith by Parent’s board of directors and Parent’s compensation committee and based on an analysis of a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses.

The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

We determine the fair value of stock options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options’ expected vesting periods. There were no stock options granted during the nine months ended September 30, 2012.

Expected volatility is based on an independent valuation of the stock of companies within our peer group.  Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines.  The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life.  The expected option life represents the result of the “simplified” method applied to “plain vanilla” options granted during the period, as provided within ASC Topic 718, “Compensation - Stock Compensation.”  Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

Although Parent grants stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit.  Along with this expense, which is primarily included in selling, general and administrative expenses, the Company records an offsetting payable to Parent liability which is not expected to be settled within the next twelve months.

At September 30, 2012, unearned non-cash stock-based compensation that we expect to recognize as expense over a weighted average period of 1.2 years totals approximately $2.2 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.

11. Stock-Based Compensation

        The 2007 Stock Option Plan provides for the issuance of 43.9 million nonqualified stock options of Parent to any of its and Parent's executives, other key employees and to consultants and certain non-employee directors. The options allow for the purchase of shares of common stock of Parent at prices equal to the stock's fair market value at the date of grant.

        Options granted have a ten-year contractual term and vest over approximately six years. For option grants to its employees, half of the options have fixed vesting schedules and the other half of the options vest upon the achievement of established performance targets, though options subject to performance targets were amended on August 11, 2010 (see "Amendment to Vesting Provisions of Options Agreements" below). For option grants to its directors, all of the options vest on a fixed schedule. The shares issued to a grantee upon the exercise of such grantee's options will be subject to certain restrictions on transferability as provided in the 2007 Stock Option Plan. Grantees are subject to non-competition, non-solicitation and confidentiality requirements as set forth in their respective stock option grant agreements. Forfeited options are available for future issue.

        A summary of the status of Parent's 2007 Stock Option Plan as of and for the years ended December 31, 2011, 2010 and 2009 is detailed below:

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2009	37,527	$1.00	$35,651	7.5

Granted	2,708	1.83
Exercised	(28)	1.00	$23
Forfeited or expired	(684)	1.00

Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8

Granted	—
Exercised	(41)	1.00	$29
Forfeited or expired	(1,287)	1.11

Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7

Exercisable at December 31, 2011	30,066	$1.02	$20,649	5.6

Expected to Vest at December 31, 2011	7,904	$1.17	$4,305	6.2

Remaining authorized options not yet issued	5,710

        The exercise price of the stock option award is equal to the market value of Parent's common stock on the grant date as determined reasonably and in good faith by the Parent's Board of Directors and compensation committee. The exercise price of options issued during the years ended December 31, 2011 and 2010 was determined through a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses. The exercise prices of options issued during the year ended December 31, 2009 was determined by reference to the then recent per share valuation of Parent resulting from the Transaction as detailed below.

(in thousands, except per share amount)
Equity Contribution at May 31, 2007 from Irving Place Capital and UHS Management to Parent	$248,794
Parent shares issued and outstanding at May 31, 2007	248,794

Per share Parent valuation at May 31, 2007	$1.00

        The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

        We determine the fair value of options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options' vesting periods. The range of assumptions in the table below was used to determine the Black-Scholes fair value of stock options amended on August, 11, 2010 or granted during the year ended December 31, 2010. The remaining assumptions below were used in determining the fair value of stock options granted during the year ended December 31, 2009, also under the Black-Scholes model. There were no options granted during the year ended December 31, 2011.

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Risk-free interest rate	N/A	0.73% - 3.08%	2.20%
Expected volatility	N/A	31.9% - 38.1%	37.90%
Dividend Yield	N/A	N/A	N/A
Expected option life (years)	N/A	3.9 - 6.6	6.6
Black-Scholes Value of Options	N/A	$0.72 - $1.03	$0.42

        Expected volatility is based on an independent valuation of the stock of companies within our peer group. Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines. The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life. The expected option life represents the result of the "simplified" method applied to "plain vanilla" options granted during the period, as provided within ASC Topic 718, "Compensation—Stock Compensation." Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

Amendment to Vesting Provisions of Option Agreements

        On August 11, 2010, the compensation committee of our Board of Directors recommended, and the Board of Directors (the "Parent Board") of UHS Holdco, Inc. approved, an amendment (the "Amendment") to the vesting provisions contained in all outstanding option agreements of participants in the 2007 Stock Option Plan who were employed by Parent or us as of the effective date of the Amendment, or served on our Board of Directors through that date. Performance vesting options granted under the original terms of the 2007 Stock Option Plan vested over a six-year period with one-sixth vesting on December 31 of each year of the six-year period, subject to the option holder not ceasing employment with Parent or us, and prior to the effectiveness of the Amendment, subject to our attainment of either an adjusted EBITDA target for current fiscal year, or an aggregate adjusted EBITDA target calculated in each subsequent fiscal year, as provided in the respective form of option agreement. The Amendment, among other things, did away with the requirement that the EBITDA-based performance objectives be achieved in order for performance vesting options to vest, in effect providing for time-based vesting of these options rather than performance vesting. The Amendment did not change the number of options granted, the strike price, or any continued service requirements. The Amendment also provided for the acceleration of vesting, for 2007 Stock Option Plan participants who were employed by Parent or us as of the effective date of the Amendment and who were granted options prior to December 31, 2009, of options (the "Accelerated Options") to purchase approximately 2,996,000 shares of common stock of Parent that were eligible for vesting on December 31, 2009, but did not vest because we did not achieve the applicable adjusted EBITDA target for the fiscal year ended December 31, 2009. At the time vesting was accelerated, the Accelerated Options remained eligible for vesting in future years based on our achievement of an aggregate adjusted EBITDA target. Except as described above, all other terms and conditions applicable to the Accelerated Options remain in effect. The Amendment also amended the provisions relating to time vesting options granted under the 2007 Stock Option Plan to achieve greater consistency between the treatment of these options and the treatment of performance vesting options in the event of a sale of substantially all of the assets of Parent or us.

        The Parent Board authorized the Amendment in an effort to ensure that Parent continues to provide long-term incentives that drive core operating performance, while creating a meaningful retention benefit.

        Aggregate performance vesting options affected by the Amendment, including the Accelerated Options, are detailed below by original grant date:

Summary of Performance Vesting Options

(in thousands)

Grant Date	Performance Options Outstanding at August 10, 2010	Vested Performance Options Outstanding at August 10, 2010 (Prior to Amendment)	Options Affected by Amendment(1)	Accelerated Options(2)
July 18, 2007	17,109	5,707	11,402	2,850
December 3, 2007	283	48	235	47
April 1, 2008	28	5	23	5
April 1, 2009	564	—	564	94
April 13, 2010(3)	707	—	707	N/A

Total	18,691	5,760	12,931	2,996

(1)
Includes Accelerated Options

(2)
Accelerated Options vesting on August 11, 2010

(3)
Options issued subsequent to December 31, 2009 were not affected by the accelerated vesting

        An aggregate of approximately 2,996,000 options vested on August 11, 2010 as a result of the Parent Board's acceleration of vesting performance vesting options. The remaining unvested options affected by the Amendment will vest and become exercisable on each December 31, in accordance with the vesting schedule provided in the option agreements, through the remaining term of the applicable option.

        Although Parent grants the stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit. For the years ended December 31, 2011, 2010 and 2009, we recognized non-cash stock compensation expense of $4.3, $7.3 and $1.3 million, respectively, which is primarily included in selling, general and administrative expenses.

        At December 31, 2011, unearned non-cash stock-based compensation related to our options, that we expect to recognize as expense over a weighted average period of 1.4 years, totals approximately $5.4 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.

Dividend and Equity Distribution	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dividend and Equity Distribution
Dividend and Equity Distribution

8.                                      Dividend and Equity Distribution

On June 8, 2011 the Company and Parent’s Boards of Directors declared a dividend of $0.12 per share to the Parent’s shareholders of record on June 10, 2011 and a $0.12 per share equity distribution to be paid to the holders of vested options on the Parent’s stock as of June 10, 2011, subject to the consummation of the note offering which occurred on June 17, 2011 (see Note 9, Long-term Debt), and payable on July 1, 2011.

Also on June 8, 2011, the Boards of Directors declared an equity distribution of $0.12 per option to holders of outstanding options on the Parent’s stock on June 10, 2011 that are scheduled to vest on December 31, 2011, 2012, 2013, 2014, and 2015.

Our consolidated balance sheets as of December 31, 2011 and September 30, 2012 reflect the decrease in shareholders’ equity for dividends paid to Parent shareholders and distributions to vested option holders on July 1, 2011 and distributions payable to vested option holders on December 31, 2011, as well as estimated amounts to be paid to holders of options expected to vest on December 31, 2012 through 2015 based on an estimated option forfeiture rate of 2% annually.  Our consolidated balance sheet also reflects the related current dividend payable and long-term dividend payable included in Payable to Parent.

7. Dividend and Equity Distribution

        On June 8, 2011 the Company and Parent's Boards of Directors declared a dividend of $0.12 per share to the Parent's shareholders of record on June 10, 2011 and a $0.12 per share equity distribution to be paid to the holders of vested options on the Parent's stock as of June 10, 2011, subject to the consummation of the note offering which occurred on June 17, 2011 (see Note 8, Long-term Debt), and payable on July 1, 2011.

        Also on June 8, 2011, the Boards of Directors declared an equity distribution of $0.12 per option to holders of outstanding options on the Parent's stock on June 10, 2011 that are scheduled to vest on December 31, 2011, 2012, 2013, 2014, and 2015.

        Our consolidated balance sheet as of December 31, 2011 reflects the decrease in shareholders' equity for dividends paid to Parent shareholders and distributions to vested option holders on July 1, 2011, options that vested at December 31, 2011, which were not yet paid, as well as estimated amounts to be paid to holders of options expected to vest on December 31, 2012 through 2015 based on an estimated option forfeiture rate of 2% annually. Our consolidated balance sheet also reflects the related current dividend payable and long-term dividend payable included in Payable to Parent.

Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt
Long-Term Debt

9.                                      Long-Term Debt

Long-term debt consists of the following:

	September 30,	December 31,
(in thousands)	2012	2011
PIK toggle notes	$—	$405,000
2012 notes	425,000	—
Floating rate notes	230,000	230,000
Unamortized bond premium	—	3,433
Senior secured credit facility	31,300	14,500
Capital lease obligations	16,807	18,164
	703,107	671,097
Less: Current portion of long-term debt	(6,425)	(5,627)
Total long-term debt	$696,682	$665,470

PIK Toggle Notes. We issued $230.0 million aggregate principal amount of our 8.50% / 9.25% Second Lien Senior Secured PIK Toggle Notes due 2015 (the “PIK Toggle Notes”) on May 31, 2007, and issued an additional $175.0 million aggregate principal amount on June 17, 2011 for a total aggregate outstanding principal amount of $405.0 million.  All of the PIK Toggle Notes were issued under an indenture dated as of May 31, 2007 (the “2007 Indenture”).

On July 24, 2012, we conducted a tender offer to purchase all $405.0 million of our outstanding PIK Toggle Notes. In conjunction with the tender offer, we also solicited consents from holders to proposed amendments to eliminate the right of the holders of the PIK Toggle Notes to benefit from substantially all of the restrictive covenants and certain event of default provisions in the 2007 Indenture with respect to the PIK Toggle Notes. On August 7, 2012 and August 21, 2012, we accepted for payment approximately $317.9 million or 78.48%, and $25,000 or 0.01%, respectively of our outstanding PIK Toggle Notes. On August 7, 2012, we entered into a supplemental indenture governing our PIK Toggle Notes which effected the proposed amendments.  On September 5, 2012, we redeemed our remaining outstanding PIK Toggle Notes of $87.1 million. In connection with the redemption of our PIK Toggle Notes, we incurred $12.3 million of debt extinguishment expense which consisted of a call premium of $9.8 million, and a credit of $2.9 million from the bond premium write-off related to the $175.0 million of PIK Toggle Notes issued on June 17, 2011, and the write-off of unamortized deferred financing costs of $5.4 million.

2012 Notes. On August 7, 2012, we issued $425.0 million in aggregate principal amount of our 7.625% Second Lien Senior Secured Notes (the “2012 Notes”), which mature on August 15, 2020.  All of the 2012 Notes were issued under an indenture dated as of August 7, 2012 (the “2012 Indenture”). The 2012 Indenture provides that the 2012 Notes are our second lien senior secured obligations and are fully and unconditionally guaranteed on a second lien senior secured basis by our existing and certain of our future wholly-owned domestic subsidiaries.

Interest on the 2012 Notes is payable, entirely in cash, semiannually, in arrears, on February 15 and August 15 of each year, beginning on February 15, 2013. We may redeem some or all of the 2012 Notes at the redemption prices set forth in the 2012 Indenture.  If we sell certain assets or undergo certain kinds of changes of control, we must offer to repurchase the 2012 Notes.

Floating Rate Notes.  Our Floating Rate Notes were issued on May 31, 2007 in the aggregate principal amount of $230.0 million under the 2007 Indenture.  The Floating Rate Notes mature on June 1, 2015. Interest on the Floating Rate Notes is payable semiannually in arrears on each June 1 and December 1. Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%.  At September 30, 2012, our LIBOR-based rate was 4.1114%, which includes the credit spread. The Floating Rate Notes are redeemable, at our option, in whole or in part, at par plus accrued interest to the date of redemption. In addition, the Floating Rate Notes have a change of control provision, which gives each holder the right to require us to purchase all or a portion of such holders’ Floating Rate Notes upon a change in control, as defined in the 2007 Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The Floating Rate Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock. The Floating Rate Notes are uncollateralized.

We may redeem some or all of the Floating Rate Notes at a redemption price equal to 100% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed, subject to the rights of noteholders.

Interest Rate Swap. In June 2007, we entered into an interest rate swap agreement for $230.0 million, which had the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to a fixed interest rate of 9.065%.  The effective date for the interest rate swap agreement was December 2007 and it expired June 1, 2012.

The interest rate swap agreement qualified for cash flow hedge accounting under ASC Topic 815, Derivatives and Hedging. Both at inception and on an on-going basis, we must perform an effectiveness test.  Before its expiration on June 1, 2012, the fair value of the interest rate swap agreement was included as a cash flow hedge on our consolidated balance sheet in accordance with ASC Topic 815.  The change in fair value was recorded as a component of accumulated other comprehensive loss on our consolidated balance sheet, net of tax, since the instrument was determined to be an effective hedge.

2007 Indenture. Our Floating Rate Notes are guaranteed, jointly and severally, on a second priority senior secured basis, by Surgical Services (“Surgical Services”), and are also required to be similarly guaranteed by certain of our future domestic subsidiaries. Our PIK Toggle Notes were similarly guaranteed until their retirement or redemption as described above.  The Floating Rate Notes are, and until their redemption or retirement the PIK Toggle Notes (together with the Floating Rate Notes, the “2007 Notes”) were, our second priority senior secured obligations, ranking (i) equal in right of payment with all of our existing and future unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors’ existing and future subordinated indebtedness; (iii) effectively junior to our Senior Secured Credit Facility and other obligations that are secured by first priority liens on the collateral securing the 2007 Notes or that are secured by a lien on assets that are not part of the collateral securing the 2007 Notes, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

The 2007 Indenture contains covenants that limit our and our guarantors’ ability, subject to certain definitions and exceptions, and certain of our future subsidiaries’ ability to:

·                  incur additional indebtedness;

·                  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

·                  issue redeemable stock or preferred stock;

·                  issue stock of subsidiaries;

·                  make certain investments;

·                  transfer or sell assets;

·                  create liens on our assets to secure debt;

·                  enter into transactions with affiliates; and

·                  merge or consolidate with another company.

The 2007 Indenture specifies certain events of default including among others failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the 2007 Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the outstanding 2007 Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the 2007 Indenture.

Senior Secured Credit Facility. On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended the Senior Secured Credit Facility dated as of May 31, 2007. The Senior Secured Credit Facility is a first lien senior secured asset based revolving credit facility (as amended, the “Senior Secured Credit Facility”). The Amended and Restated Credit Agreement increased the aggregate amount we may borrow under the Senior Secured Credit Facility from $135.0 million to $195.0 million and extended the maturity date to November 30, 2014.

On July 31, 2012, we entered into a Second Amended and Restated Credit Agreement with Bank of America, N.A., as agent for the lenders, and the lenders party thereto (the “Second Amended Credit Agreement”), which amended the senior secured credit facility originally dated as of May 31, 2007 and amended and restated as of May 6, 2010.  The amendment increased the aggregate amount the Company may obtain under revolving loans from $195.0 million to $235.0 million and extended the maturity date to the earliest of (i) July 30, 2017, (ii) 90 days prior to the maturity of the Second Lien Senior Secured Floating Rate Notes due 2015 or (iii) 90 days prior to the maturity of the 7.625% Second Lien Senior Secured Notes due 2020.  Our obligations under the Second Amended Credit Agreement are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent’s stock, any joint ventures and certain other exceptions.  Our obligations under the Second Amended Credit Agreement are unconditionally guaranteed by our parent, UHS Holdco, Inc. and our restricted subsidiaries.

As of September 30, 2012, we had $167.0 million of availability under the Senior Secured Credit Facility after giving effect to $3.4 million used for letters of credit, based on a borrowing base of $201.7 million.

The Senior Secured Credit Facility requires our compliance with various affirmative and negative covenants.  Pursuant to the affirmative covenants, we and our parent, UHS Holdco, Inc, agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

Among other restrictions, and subject to certain definitions and exceptions, the Senior Secured Credit Facility restricts our ability to:

·                  incur indebtedness;

·                  create or permit liens;

·                  declare or pay dividends and certain other restricted payments;

·                  consolidate, merge or recapitalize;

·                  acquire or sell assets;

·                  make certain investments, loans or other advances;

·                  enter into transactions with affiliates;

·                  change our line of business; and

·                  enter into hedging transactions.

The Senior Secured Credit Facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the Senior Secured Credit Facility.

The Senior Secured Credit Facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents.  Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds.  If such a default occurs, the lenders under the Senior Secured Credit Facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the Senior Secured Credit Facility.  Borrowings under the Senior Secured Credit Facility accrue interest (including a credit spread varying with facility usage):

·                  at a per annum rate equal to 1.00% - 1.50% above the rate equal to the greater of (i) the “federal funds rate” plus one-half of one percent (0.50%) per annum, (ii) the “prime rate” announced from time to time by the agent for such day and (iii) the “Eurodollar rate” for a one month interest period as determined on such day, plus one percent (1.0%) payable quarterly in arrears; and

·                  at a per annum rate equal to 2.00% - 2.50% above the adjusted British Bankers Association Interest Settlement Rate for deposits in Dollars rate used by the agent with a term equivalent to the selected interest rate period, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected, provided that for an interest rate period longer than three months, payable in arrears on the respective dates that fall every three months from the beginning of such interest rate period.

At September 30, 2012, we had $31.3 million of borrowings outstanding of which $31.0 million was accruing interest at a rate of 2.478%. At September 30, 2012, we had $0.3 million of borrowing accruing interest at the prime rate of 4.5%.

2012 Indenture. Our 2012 Notes are guaranteed, jointly and severally, on a second priority senior secured basis, by UHS Surgical Services, and are also similarly guaranteed by certain of our future wholly-owned domestic subsidiaries. The 2012 Notes are our second priority senior secured obligations and rank (i) equal in right of payment with all of our existing and future unsubordinated indebtedness, including the Floating Rate Notes, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors’ existing and future subordinated indebtedness; (iii) effectively junior to our Senior Secured Credit Facility and other obligations that are secured by first priority liens on the collateral securing the 2007 Notes or that are secured by a lien on assets that are not part of the collateral securing the 2007 Notes, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

The 2012 Indenture governing the 2012 Notes contains covenants that limit our and our guarantors’ ability, subject to certain definitions and exceptions, and certain of our future subsidiaries’ ability to:

·                  incur additional debt;

·                  pay dividends or make other distributions;

·                  redeem stock;

·                  issue stock of subsidiaries;

·                  make certain investments;

·                  create liens;

·                  enter into transactions with affiliates; and

·                  merge, consolidate or transfer all or substantially all of our assets.

The 2012 Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the 2012 Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the 2012 Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the 2012 Indenture.

We were in compliance with all financial debt covenants under the 2007 Indenture, our Senior Secured Credit Facility and the 2012 Indenture for all periods presented.

8. Long-Term Debt

        Long-term debt at December 31, consists of the following:

(in thousands)	December 31, 2011	December 31, 2010
PIK toggle notes	$405,000	$230,000
Floating rate notes	230,000	230,000
Unamortized bond premium	3,433	—
Senior secured credit facility	14,500	52,900
Capital lease obligations	18,164	12,145

	671,097	525,045
Less: Current portion of long-term debt	(5,627)	(3,764)

Total long-term debt	$665,470	$521,281

        PIK Toggle Notes.    Our 8.50% / 9.25% PIK Toggle Notes due 2015 (the "PIK Toggle Notes") consist of $230.0 million aggregate principal amount of PIK Toggle Notes issued on May 31, 2007 (the "Existing Notes"), and $175.0 million aggregate principal amount of PIK Toggle Notes issued on June 17, 2011 (the "Additional Notes") for a total aggregate outstanding principal amount of $405.0 million. All of the PIK Toggle Notes were issued under a Second Lien Senior Indenture dated as of May 31, 2007 (the "Second Lien Senior Indenture").

        The Additional Notes were issued in a private placement, at a premium of 102.250% for an aggregate total of $178.9 million in proceeds and are subject to the same terms as the Existing Notes under the Second Lien Senior Indenture. The premium is being amortized over the remaining life of the Additional Notes using the effective interest rate of 7.824%. The proceeds of the issuance of the Additional Notes were used to (i) repay the revolving borrowings under our Senior Secured Credit Facility, (ii) pay fees and expenses relating to the offering of the Additional Notes and (iii) pay a dividend as declared by the Company and Parent's Board of Directors on June 8, 2011 (see Note 7, Divided and Equity Distribution). In connection with the issuance of the Additional Notes, the Company entered into a registration rights agreement with the initial purchasers of the Additional Notes. On September 12, 2011, the Company's Registration Statement on Form S-4, filed to register the exchange of the Additional Notes for fully registered Additional Notes, and was declared effective by the SEC. The exchange offer expired on October 12, 2011 and on October 18, 2011 we completed an offer to exchange all of the then outstanding Additional Notes for an equivalent amount of new Additional Notes which have been registered under the Securities Act of 1933, as amended. We did not receive any additional proceeds from the exchange offer.

        The PIK Toggle Notes mature on June 1, 2015. Interest on the PIK Toggle Notes is payable semiannually in arrears on each June 1 and December 1. Beginning June 1, 2011, the Company was required to make all interest payments on the PIK Toggle Notes entirely as cash interest. Cash interest on the PIK Toggle Notes accrues at the rate of 8.50% per annum. The PIK Toggle Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption.

        We may redeem some or all of the PIK Toggle Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the PIK Toggle Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on June 1 of the years indicated below, subject to the rights of noteholders:

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

        In addition, the PIK Toggle Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' PIK Toggle Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The PIK Toggle Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock.

        Floating Rate Notes.    Our Floating Rate Notes (the "Floating Rate Notes") were issued on May 31, 2007 in the aggregate principal amount of $230.0 million under the Second Lien Senior Indenture. The Floating Rate Notes mature on June 1, 2015. Interest on the Floating Rate Notes is payable semiannually in arrears on each June 1 and December 1. Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%. At December 31, 2011, our LIBOR-based rate was 3.450%, which includes the credit spread. The Floating Rate Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption. In addition, the Floating Rate Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' Floating Rate Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The Floating Rate Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock.

        We may redeem some or all of the Floating Rate Notes at a redemption price equal to 100% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed, subject to the rights of noteholders.

        Upon the occurrence of a change of control, each holder of the Floating Rate Notes has the right to require the Company to repurchase some or all of such holder's Floating Rate Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase.

        Interest Rate Swap.    In June 2007, we entered into an interest rate swap agreement for $230.0 million, which has the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to fixed interest rates. The effective date for the interest rate swap agreement was December 2007 and the expiration date is May 2012.

        The interest rate swap agreement qualifies for cash flow hedge accounting under ASC Topic 815, "Derivatives and Hedging." Both at inception and on an on-going basis, we must perform an effectiveness test. In accordance with ASC Topic 815, the fair value of the interest rate swap agreement at December 31, 2011 is included as a cash flow hedge on our consolidated balance sheet. The change in fair value was recorded as a component of accumulated other comprehensive loss on our consolidated balance sheet, net of tax, since the instrument was determined to be an effective hedge at December 31, 2011. We have not recorded any amounts due to ineffectiveness for any periods presented. We will reclass $2.8 million into earnings, currently recorded in accumulated other comprehensive loss, in the next five months.

        As a result of our interest rate swap agreement, we expect the effective interest rate on our $230.0 million Floating Rate Notes to be 9.065% through May 2012.

        Second Lien Senior Indenture.    Our PIK Toggle Notes and Floating Rate Notes, (the "Notes"), are guaranteed, jointly and severally, on a second priority senior secured basis by our subsidiary Surgical Services and are similarly guaranteed by certain of our future domestic subsidiaries. The Notes are our second priority senior secured obligations and rank:

  •
  equal in right of payment with all of our existing and future unsecured and unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral;

  •
  senior in right of payment to all of our and our guarantor's existing and future subordinated indebtedness;

  •
  effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Notes or that are secured by a lien on assets that are not part of the collateral securing the Notes, in each case, to the extent of the value of such collateral or assets; and

  •
  structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

        The Second Lien Senior Indenture governing the Notes contains covenants that limit our and our guarantors' ability, subject to certain definitions and exceptions, and certain of our future subsidiaries' ability to:

  •
  incur additional indebtedness;

  •
  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

  •
  issue redeemable stock or preferred stock;

  •
  issue stock of subsidiaries;

  •
  make certain investments;

  •
  transfer or sell assets;

  •
  create liens on our assets to secure debt;

  •
  enter into transactions with affiliates; and

  •
  merge or consolidate with another company.

        The Second Lien Senior Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the Second Lien Senior Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the Second Lien Senior Indenture.

        Senior Secured Credit Facility.    On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended and restated our senior secured credit facility dated as of May 31, 2007. We refer to the amended and restated senior secured credit facility as the "senior secured credit facility." The senior secured credit facility is a first lien senior secured asset based revolving credit facility that is available for working capital and general corporate purposes, including permitted investments, capital expenditures and debt repayments, on a fully revolving basis, subject to the terms and conditions set forth in the credit documents in the form of revolving loans, swing line loans and letters of credit. The senior secured credit facility provides for financing of up to $195.0 million, subject to a borrowing base calculated on the basis of certain of our eligible accounts receivable, inventory and equipment. The maturity date of the facility is November 30, 2014. In connection with our entry into the Amended and Restated Credit Agreement on May 6, 2010, we capitalized deferred financing costs related to the Amended and Restated Credit Agreement in the amount of $1.7 million. As of December, 31, 2011, we had $170.9 million of unused borrowing availability under our senior secured credit facility based on a borrowing base of $189.7 million less borrowings of $14.5 million and after giving effect to $4.3 million used for letters of credit. Our obligations under the senior secured credit facility are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent's capital stock, any joint ventures and certain other exceptions. Our obligations under the senior secured credit facility are unconditionally guaranteed by Parent.

        The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

        Overdue principal, interest and other amounts will bear interest at a rate per annum equal to 2.000% in excess of the applicable interest rate. The applicable margins of the senior secured credit facility will be subject to adjustment based upon leverage ratios. The senior secured credit facility also provides for customary letter of credit fees, closing fees, unused line fees and other fees.

        Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

  •
  incur indebtedness;

  •
  create or permit liens;

  •
  declare or pay dividends and certain other restricted payments;

  •
  consolidate, merge or recapitalize;

  •
  acquire or sell assets;

  •
  make certain investments, loans or other advances;

  •
  enter into transactions with affiliates;

  •
  change our line of business; and

  •
  enter into hedging transactions.

        The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the senior secured credit facility.

        The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents. Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds. If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

        Borrowings under the senior secured credit facility accrue interest (including a credit spread varying with facility usage):

  •
  at a per annum rate equal to 1.750% above the rate announced from time to time by the agent as the "prime rate" payable quarterly in arrears; and

  •
  at a per annum rate equal to 2.750% above the adjusted LIBOR rate used by the agent, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected.

        At December 31, 2011, we had $4.5 million of borrowings outstanding that were accruing interest at our prime rate, which was 5.250%, which includes the credit spread noted above. At December 31, 2011, we had $10.0 million of borrowings outstanding that were accruing interest at our LIBOR-based rate, which was 3.270%, which includes the credit spread noted above.

        The Company was in compliance with all financial debt covenants for all periods presented.

        10.125% Senior Notes.    On June 14, 2010, we redeemed, at par value plus accrued interest to the redemption date, all remaining notes of our 10.125% Senior Notes. The funds used to redeem our 10.125% Senior Notes were obtained from our senior secured credit facility. The 10.125% Senior Notes were redeemable, at our option, in whole or in part, at specified redemption prices (as defined) plus accrued interest to the date of redemption. The transaction resulted in a redemption price of $10.0 million of which $9.9 million related to principal and $0.1 million related to interest.

        Maturities of Long-Term Debt.    At December 31, 2011, maturities of long-term debt for each of our fiscal years ending December 31, 2011 to 2016 and thereafter, are estimated as follows:

(in thousands)
2012	$5,627
2013	5,323
2014	17,235
2015	636,445
2016	1,017
Thereafter	2,017

Total payments	667,664
Unamortized bond premium	3,433

$671,097

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

10.                               Commitments and Contingencies

On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. We sought coverage for the Freedom Medical, Inc. lawsuit from a number of our insurance carriers.  On December 30, 2011, two of the insurance carriers, Lexington Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa., served us with a Minnesota state court complaint seeking a declaration that they have no obligation to cover certain claims of Freedom Medical, Inc.’s lawsuit.  On January 11, 2012, we filed our own suit, venued in Texas state court, against all of the carriers currently implicated by Freedom Medical, Inc.’s allegations.  This action sought, among other things, a declaration of coverage as to Freedom Medical, Inc.’s suit.  On September 20, 2012, the parties settled all claims asserted in these three actions.  The settlement did not have a material effect on the financial position, results of operations, or cash flows of the Company.  On September 26, 2012, the U.S. District Court for the Eastern District of Texas dismissed the Freedom Medical, Inc. lawsuit with prejudice.  On November 5, 2012, the District Court of Hennepin County, Minnesota dismissed the carrier action with prejudice.  We expect that the Texas state court carrier action will be dismissed shortly as well.

The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company’s financial results for a particular reporting period, management believes that any such resolution would not have a material effect on the financial position, results of operations or cash flows of the Company.

As of September 30, 2012, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material effect on our financial position, results of operations or cash flows.

9. Commitments and Contingencies

        Rental expenses were approximately $10.3, $8.6 and $8.3 million for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, the Company was committed under various non-cancellable operating leases for its district, corporate and other operating locations with annual rental commitments for each of the years ending December 31, 2012 to 2016 and thereafter of the following:

(in thousands)
2012	$6,579
2013	5,720
2014	5,205
2015	4,397
2016	3,668
Thereafter	10,778

$36,347

        On July 13, 2010, the U.S. Food and Drug Administration ("FDA") issued a final order and transition plan to a medical equipment manufacturer to recall all infusion pumps of a certain model currently in use in the United States. The FDA order established the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period. At the time of the recall notice, we owned approximately 11,900 of the applicable infusion pumps.

        For the twelve months ended December 31, 2011, we recognized recalled equipment net gains of approximately $15.4 million of which approximately $13.7 million were non-cash gains. Non-cash gains resulted from receiving a replacement pump for a recalled pump rather than receiving a direct cash reimbursement. The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. Such gains have been recognized as an offset to cost of sales in our consolidated statements of operations.

        At December 31, 2011, we owned approximately 5,900 of the applicable pumps. We are continuing the process of evaluating the course of action that best meets the infusion technology needs of our customers and our business. As such, we expect to continue to recognize gains and also expect to increase purchases of infusion pumps to replace recalled units as they are accepted by the equipment manufacturer. During the first three quarters of 2012, we recognized recalled equipment net gains of $18.6 million (originally disclosed that we expected to recognize between $7.0 and $10.0 million).

        The Company, from time to time, may become involved in litigation arising out of operations in the normal course of business. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable.

        On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. The federal complaint alleges violation of state and federal antitrust laws, tortious interference with business relationships, business disparagement and common law conspiracy in connection with the biomedical equipment rental market. Freedom Medical, Inc. is seeking unspecified damages and injunctive relief. While we believe these claims are without merit, and will vigorously defend against them, we are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations. We have been seeking coverage for the Freedom Medical, Inc. lawsuit from a number of our insurance carriers. On December 30, 2011 two of the insurance carriers, Lexington Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa., served us with a Minnesota state court complaint seeking a declaration that they have no obligation to cover certain claims of Freedom Medical, Inc.'s lawsuit. On January 11, 2012, we filed our own suit, venued in Texas state court, against all of the carriers currently implicated by Freedom Medical, Inc.'s allegations. This action seeks, among other things, a declaration of coverage as to Freedom Medical, Inc.'s suit. We are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations.

        On February 6, 2011, we and our wholly owned subsidiary, Sunrise Merger Sub, Inc. ("Sunrise Merger Sub"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Emergent Group, pursuant to which we and Sunrise Merger Sub commenced a tender offer (the "Offer") to purchase all of the issued and outstanding shares of Emergent Group's common stock at a purchase price of $8.46 per share in cash, followed by a merger of Sunrise Merger Sub with and into Emergent Group with Emergent Group surviving as a wholly owned subsidiary of the Company (the "Merger"). The Merger was completed on April 1, 2011. Three putative shareholder class action complaints challenging the transactions contemplated by the Merger Agreement were filed on behalf of three separate plaintiffs (collectively, the "Plaintiffs") in the Superior Court of the State of California in the County of Los Angeles (the "Court") against Emergent Group, UHS, Sunrise Merger Sub and the individual members of the Emergent Group Board (collectively, the "Defendants"). One was filed on February 22, 2011 by Brian McManus, individually and on behalf of others similarly situated, a second was filed on February 28, 2011 by Bryan Lamb, individually and on behalf of others similarly situated, and the third was filed on March 2, 2011 by Leena Dave, individually and on behalf of others similarly situated. Each complaint alleges, among other things, that the members of the Emergent Group Board breached their fiduciary duties owed to the public shareholders of Emergent Group by attempting to sell Emergent Group by means of an unfair process with preclusive deal protection devices at an unfair price of $8.46 in cash per share and by entering into the Merger Agreement, approving the Offer and the proposed Merger, engaging in self dealing and failing to take steps to maximize the value of Emergent Group to its public shareholders. The complaints further allege that Emergent Group, UHS and Sunrise Merger Sub aided and abetted such breaches of fiduciary duties. In addition, the complaints allege that certain provisions of the Merger Agreement unduly restricted Emergent Group's ability to negotiate with rival bidders. The complaints sought, among other things, declaratory and injunctive relief concerning the alleged fiduciary breaches, injunctive relief prohibiting the defendants from consummating the Merger and other forms of equitable relief.

        On March 22, 2011, the Court ordered the consolidation of the lawsuits for all purposes, and renamed the consolidated lawsuits "In re Emergent Group Inc. Shareholder Litigation". On March 24, 2011, a memorandum of understanding regarding settlement of the consolidated lawsuits (the "MOU") was agreed to by the Plaintiffs and the Defendants. Following entry of the MOU the parties entered into a definitive Settlement Agreement, subject to Court approval, that provided in exchange for the Emergent Group's amendment of its Schedule 14D-9 to include certain supplemental disclosures Plaintiffs would seek an order dismissing all actions alleging claims relating to the Merger and providing a full and final release in favor of the Defendants and their related parties from any claims that arose pursuant to or are related to the Offer or the Merger. The Defendants agreed that Emergent Group or its successor or their respective insurers will pay the Plaintiffs' attorneys' fees and expenses as are awarded by the Court not to exceed $225,000. At December 31, 2011, we have paid $75,000 and anticipate the remainder of the balance to be paid by our insurers. Notice of the proposed settlement was sent to Emergent Group common shareholders and the Court entered a final order and judgment approving the settlement on January 9, 2012, which included approval of the sum of $225,000 for the payment of Plaintiffs' attorneys' fees and expenses.

        The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company's financial results for a particular reporting period, management believes that any such resolution would not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

        As of December 31, 2011, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material adverse effect on our operating results, financial position or cash flows.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

11.                               Related Party Transactions

Management Agreement

On May 31, 2007, we and Irving Place Capital entered into a professional services agreement pursuant to which Irving Place Capital provides general advisory and management services to us with respect to financial and operating matters.  Irving Place Capital is a principal owner of Parent, and the following members of our board of directors are associated with Irving Place Capital:  Michael Feiner, Robert Juneja, Bret Bowerman and David Crane. We paid Irving Place Capital professional services fees of $0.8 million and $0.8 million for the nine-month periods ended September 30, 2012 and 2011, respectively.

Business Relationship

In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. (“Ryan”), which began on May 1, 2007.  One member of our board of directors is also a director of Ryan.  We made payments to Ryan totaling $0.3 million and $0.3 million during the nine months ended September 30, 2012 and 2011, respectively.

The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm’s length negotiation between unrelated parties.

12. Related Party Transactions

Management Agreement

        On May 31, 2007, we and IPC entered into a professional services agreement pursuant to which general advisory and management services are provided to us with respect to financial and operating matters. IPC is an owner of Parent, and the following members of our Board of Directors are associated with IPC: John Howard, Robert Juneja and Bret Bowerman. In addition, David Crane, a director, provides consulting services to IPC. The professional services agreement requires us to pay an annual fee for ongoing advisory and management services equal to the greater of $0.5 million or 0.75% of our Adjusted EBITDA (as defined in the professional services agreement) for the immediately preceding fiscal year, payable in quarterly installments. The professional services agreement provides that IPC will be reimbursed for its reasonable out-of-pocket expenses in connection with certain activities undertaken pursuant to the professional services agreement and will be indemnified for liabilities incurred in connection with its role under the professional services agreement, other than for liabilities resulting from its gross negligence or willful misconduct. The term of the professional services agreement commenced on May 31, 2007 and will remain in effect unless and until either party notifies the other of its desire to terminate, we are sold to a third-party purchaser or we consummate a qualified initial public offering, as defined in the professional services agreement. The total professional services agreement fees paid to IPC were $0.9, $0.8 and $0.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

2007 Stock Option Plan

        Parent established the 2007 Stock Option Plan. Compensation expense related to service provided by the Company's employees is recognized in the accompanying consolidated statements of operations with an offsetting Payable to Parent liability, which is not expected to be settled within the next twelve months.

Business Relationship

        In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. ("Ryan"), which began on May 1, 2007. On November 29, 2007, we added a new member to our Board of Directors who is also a director of Ryan. During the years ended December 31, 2011, 2010 and 2009, we made rent payments to a Ryan affiliate totaling $315,000, $350,000 and $328,000 respectively.

        The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm's length negotiation between unrelated parties.

Limited Liability Companies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Limited Liability Companies
Limited Liability Companies

12.                               Limited Liability Companies

We participate with others in the formation of limited liability companies (“LLCs”) in which Surgical Services becomes a partner and shares the financial interest with the other investors. Surgical Services is the primary beneficiary of these LLCs. These LLCs acquire certain medical equipment for use in their respective business activities, which generally focus on surgical procedures. The LLCs will acquire medical equipment for rental purposes under equipment financing leases. At September 30, 2012, the LLCs had approximately $0.8 million of total assets. The third party investors in each respective LLC generally provide the lease financing company with individual proportionate lease guarantees based on their respective ownership percentages in the LLCs. In addition, Surgical Services will provide such financing companies with its corporate guarantee based on its respective ownership interest in each LLC. In certain instances, Surgical Services has provided such financing companies with an overall corporate guarantee in connection with equipment financing transactions. In such instances, the individual investors in each respective LLC will generally indemnify us against losses, if any, incurred in connection with its corporate guarantee. Additionally, we provide operational and administrative support to the LLCs in which it is a partner. As of September 30, 2012, we held interests in six active LLCs.

In accordance with guidance issued by the FASB, we account for equity investments in LLCs (in which we are the primary beneficiary) under the full consolidation method whereby transactions between Surgical Services and the LLCs have been eliminated through consolidation.

13. Limited Liability Companies

        We participate with others in the formation of limited liability companies ("LLCs") in which Surgical Services becomes a partner and shares the financial interest with the other investors. Surgical Services is the primary beneficiary of these LLCs. These LLCs acquire certain medical equipment for use in their respective business activities, which generally focus on surgical procedures. The LLCs will acquire medical equipment for rental purposes under equipment financing leases. At December 31, 2011, the LLCs had approximately $0.9 million of total assets. The third party investors in each respective LLC generally provide the lease financing company with individual proportionate lease guarantees based on their respective ownership percentages in the LLCs. In addition, Surgical Services will provide such financing companies with its corporate guarantee based on its respective ownership interest in each LLC. In certain instances, Surgical Services has provided such financing companies with an overall corporate guarantee in connection with equipment financing transactions. In such instances, the individual investors in each respective LLC will generally indemnify us against losses, if any, incurred in connection with its corporate guarantee. Additionally, we provide operational and administrative support to the LLCs in which it is a partner. As of December 31, 2011, we held interests in six active LLCs.

        For the nine months December 31, 2011, in accordance with guidance issued by the FASB, we accounted for equity investments in LLCs (in which we are the primary beneficiary) under the full consolidation method whereby transactions between Surgical Services and the LLCs have been eliminated through consolidation.

Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information
Segment Information

13.                               Segment Information

Our reporting segments consist of Medical Equipment Outsourcing, Technical and Professional Services, and Medical Equipment Sales and Remarketing. Certain operating information for our segments as well as a reconciliation of total Company gross margin to Loss before income tax was as follows:

Medical Equipment Outsourcing

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$74,134	$69,002	$226,599	$205,159
Cost of revenue	28,736	23,814	77,273	72,785
Medical equipment depreciation	18,104	17,006	52,329	51,678
Gross margin	$27,294	$28,182	$96,997	$80,696

Technical and Professional Services

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$20,066	$13,852	$62,545	$36,083
Cost of revenue	14,455	10,540	47,109	26,650
Gross margin	$5,611	$3,312	$15,436	$9,433

Medical Equipment Sales and Remarketing

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$7,619	$6,490	$23,250	$17,972
Cost of revenue	6,014	5,215	18,112	14,115
Gross margin	$1,605	$1,275	$5,138	$3,857

Total Gross Margin and Reconciliation to Loss Before Income Tax and Non Controlling Interest

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Total gross margin	$34,510	$32,769	$117,571	$93,986
Selling, general and administrative	29,885	22,756	86,251	72,247
Acquisition and integration expenses	58	622	352	2,621
Loss on extinguishment of debt	12,339	—	12,339	—
Interest expense	13,530	15,122	43,534	39,572
Loss before income taxes and non controlling interest	$(21,302)	$(5,731)	$(24,905)	$(20,454)

Total Assets by Reporting Segment

(in thousands)

	September 30,	December 31,
	2012	2011
Medical Equipment Outsourcing	$464,888	$461,285
Technical and Professional Services	83,964	84,483
Medical Equipment Sales and Remarketing	18,603	18,603
Corporate and Unallocated	393,069	372,561
Total Company Assets	$960,524	$936,932

18. Business Segments

        The Company operates in three reportable segments:

  •
  Medical equipment outsourcing is the segment through which the Company provides medical equipment outsourcing services to its customers, including more than 4,275 acute care hospitals and 4,425 alternate site providers in the United States, including some of the nation's premier health care institutions.

  •
  Technical and professional services offers a broad range of inspection, preventative maintenance, repair, logistic and consulting services through the Company's team of over 415 technicians and professionals located in its nationwide network of offices.

  •
  Medical equipment sales and remarketing is the segment through which the Company buys, sources, remarkets and disposes of pre-owned medical equipment for its customers through the Company's Asset Recovery Program; provides sales and distribution of specialty medical equipment; and offers its customers disposable items that are used on a single use basis.

        The Company identifies its segments based on its organizational structure and its internal reporting.

	Year Ended December 31,
(in thousands)	2011	2010	2009
Medical Equipment Outsourcing
Net Sales	$275,910	$245,145	$232,623
Medical equipment depreciation	68,032	69,496	64,267
Gross margin	110,175	89,439	84,803
Assets	461,285	409,315	420,940
Amortization	17,252	11,625	11,793
Technical and Professional Services
Net Sales	54,058	44,426	42,395
Gross margin	13,540	12,736	11,856
Assets	84,483	85,175	85,867
Amortization	692	692	692
Medical Equipment Sales and Remarketing
Net Sales	25,188	22,541	22,186
Gross margin	5,454	6,199	4,009
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	372,561	319,935	309,993
Amortization and Depreciation	10,636	9,926	10,295
Capital Expenditures	87,118	76,998	53,527
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	936,932	833,028	835,403
Amortization and Depreciation	96,612	91,739	87,047
Capital Expenditures	87,118	76,998	53,527
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	$129,169	$108,374	$100,668
Selling, general and administrative	100,948	89,336	84,225
Acquisiton and integration expense	3,483	—	—
Interest expense	55,020	46,457	46,505

Loss before income taxes	$(30,282)	$(27,419)	$(30,062)

        Gross margin represents net revenues less total direct costs.

        Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company's reporting to its Chief Operating Decision Maker, other assets are not allocated to the three business segments. Thus, assets included in Corporate and Unallocated contain all other Company assets.

Pension Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pension Plan
Pension Plan

14.                               Pension Plan

The components of net periodic pension costs are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2012	2011	2012	2011
Interest cost	$269	$274	$808	$821
Expected return on plan assets	(320)	(308)	(959)	(925)
Recognized net actuarial loss	172	88	514	265
Net periodic cost	$121	$54	$363	$161

Future benefit accruals for all participants were frozen as of December 31, 2002.  We made required contributions of $1.3 million during the nine months ended September 30, 2012.

14. Employee Benefit Plans

        ASC Topic 718, "Compensation—Retirement Benefits" requires employers to recognize the under- funded or over funded status of a defined benefit post retirement plan as an asset or liability in its statements of financial position and to recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income. Additionally, ASC Topic 718 requires employers to measure the funded status of a plan as of the date of its year-end statement of financial position. At the time of adoption of ASC Topic 718, the full funded status of our defined benefit post retirement plan had been recognized in prior years' purchase accounting due to the Transaction. The adoption had no impact to the measurement date used in our year-end statement of financial position as related to our noncontributory defined benefit pension plan.

        Pension plan benefits are to be paid to eligible employees after retirement based primarily on years of credited service and participants' compensation. The Company uses a December 31 measurement date. Effective December 31, 2002, the Company froze the benefits under the pension plan. The change in benefit obligation, pension plan assets and funded status as of and for the years ended December 31, 2011 and 2010 are as follows:

Change in Benefit Obligation (in thousands)	2011	2010
Benefit obligations at beginning of Period	$20,489	$18,608
Interest cost	1,095	1,088
Actuarial loss	2,995	1,560
Benefits paid	(733)	(767)

Benefit obligation at end of period	$23,846	$20,489

Change in Plan Assets (in thousands)	2011	2010
Fair value of plan assets at beginning of year	$14,059	$12,202
Actual gain (loss) on plan assets	(260)	1,759
Benefits paid	(733)	(767)
Employer contribution	975	865

Fair value of plan assets at end of year	$14,041	$14,059

Funded Status (in thousands)	2011	2010
Funded status	$(9,805)	$(6,430)
Unrecognized net actuarial loss/Accumulated other comprehensive loss	11,365	7,230

Net amount recognized	$1,560	$800

        A summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets at December 31, are as follows:

(in thousands)	2011	2010
Projected benefit obligation	$23,846	$20,489
Accumulated benefit obligation ("ABO")	23,846	20,489
Fair value of plan assets	14,041	14,059
ABO less fair value of plan assets	9,805	6,430

        Amounts recognized in the consolidated balance sheets at December 31, are as follows:

(in thousands)	2011	2010
Current Liabilities	$1,595	$975
Noncurrent Liabilities	8,210	5,455

Total Amount Recognized	$9,805	$6,430

Net Periodic Benefit Cost (Benefit)

        The components of net periodic benefit cost (benefit) are as follows:

	Year Ended December 31,
(in thousands)	2011	2010	2009
Interest cost	$1,095	$1,088	$1,065
Expected return on plan assets	(1,234)	(1,218)	(1,213)
Recognized net actuarial loss	353	154	12

Net periodic benefit cost (benefit)	$214	$24	$(136)

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2011	2010
Beginning of year	$(7,230)	$(6,365)
Net Actuarial losses	(4,488)	(1,019)
Amortization of net gains	353	154

	$(11,365)	$(7,230)

Pension Plan Assets

        Our target pension plan asset allocation and actual pension plan allocation of assets at December 31, are as follows:

Asset Category	Target Allocation	2011	2010
Equity securities	70%	73%	77%
Debt securities and cash	30	27	23

	100%	100%	100%

        The pension plan assets are invested with the objective of maximizing long-term returns while minimizing material losses in order to meet future benefit obligations when they come due.

        The Company utilizes an investment approach with a mix of equity and debt securities used to maximize the long-term return on assets. Risk tolerance is established through consideration of pension plan liabilities, funded status and corporate financial condition. The investment portfolio consists of a diversified blend of mutual funds and fixed-income investments. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews and annual asset and liability reviews.

Fair Value Measurement

        The following table presents our plan assets using the fair value hierarchy as of December 31, 2011 and 2010.

	Year Ended December 31,
(in thousands)	2011	2010
Level 1
Equity Securities	$10,205	$10,769
Debt Securities and Cash	3,836	3,290
Level 2	—	—
Level 3	—	—

	$14,041	$14,059

        Investments in Equity and Debt Securities are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices. These investments are classified as Level 1.

Contributions

        The Company contributed $1.0, $0.9 and $0.4 million to the pension plan during the years ended December 31, 2011, 2010 and 2009, respectively. The Company expects to make contributions of approximately $1.6 million in 2012.

Estimated Future Benefit Payments

        The following benefit payments are expected to be paid:

Estimated Future Benefit Payments

(in thousands)
2012	$840
2013	860
2014	914
2015	954
2016	1,007
2017 to 2021	5,897

Pension Plan Assumptions

        The following weighted-average assumptions were used as of each of the years ended December 31, as follows:

	2011	2010	2009
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	4.67%	5.42%	5.92%
Expected return on assets	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate	5.42%	5.92%	6.10%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A

        These assumptions are reviewed on an annual basis. In determining the expected return on asset assumption, the Company evaluates the long-term returns earned by the pension plan, the mix of investments that comprise pension plan assets and forecasts of future long-term investment returns.

Other Employee Benefits

        The Company also sponsors a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code") and covers substantially all of the Company's employees. Employees may contribute annually up to 60% of their base compensation on a pre-tax basis (subject to Internal Revenue Service limitation). The company matching contribution is 50% of the first 6% of base compensation that an employee contributes. We made matching contributions to the plan of approximately $1.4, $1.4 and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company is self-insured for employee health care up to $130,000 per member per plan year and aggregate claims up to 125% of expected claims per plan year. Also, the Company purchases workers' compensation and automobile liability coverage with related deductibles. The Company is liable for up to $250,000 per individual workers' compensation claim and up to $250,000 per accident for automobile liability claims. Self-insurance and deductible costs are included in other accrued expenses in the consolidated balance sheets and are accrued based upon the aggregate of the liability for reported claims and an actuarially determined estimated liability for claims development and incurred but not reported.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Income Taxes

15.                               Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration and have established a valuation allowance in accordance with ASC Topic 740. Our January 3, 2012 acquisition resulted in the recording of deferred tax liabilities on the opening balance sheet due to higher book than tax basis for fixed assets and amortizable intangible assets.  This discrete event had the one-time effect of reducing our valuation allowance by approximately $3.4 million on that date, though this amount was offset by approximately $9.5 million of additional valuation allowance resulting from year-to-date losses. In future reporting periods, we will continue to assess the likelihood that deferred tax assets are realizable.

Reconciliations between the Company’s effective income tax rate and the U.S. statutory rate follow:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.3)	(3.7)	(2.9)	(3.6)
Permanent items	0.2	3.3	0.9	2.8
Valuation allowance	38.1	36.7	24.8	3.3
Other	0.4	(3.7)	0.6	1.2
Effective income tax rate	0.4%	(2.4)%	(11.6)%	(31.3)%

At September 30, 2012, the Company had available unused federal net operating loss carryforwards of approximately $183.5 million.  The net operating loss carryforwards will expire at various dates from 2020 through 2030.

15. Income Taxes

        The provision (benefit) for income taxes consists of the following:

	Year Ended December 31,
	2011	2010	2009
Current—State	$385	$291	$221
Current—Federal	—	—	57
Deferred	(8,728)	1,401	(11,767)

	$(8,343)	$1,692	$(11,489)

        Reconciliations between the Company's effective income tax rate and the U.S. statutory rate follow:

	Year Ended December 31,
	2011	2010	2009
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.4)	(4.0)	(4.8)
Valuation allowance	5.8	42.2	—
Permanent items	2.3	1.0	0.7
Deferred item adjustments	2.7	2.0	0.9

Effective income tax rate	(27.6)%	6.2%	(38.2)%

        The components of the Company's overall deferred tax assets and liabilities at December 31, 2011 and 2010, are as follows:

(in thousands)	December 31, 2011	December 31, 2010
Deferred tax assets
Accounts receivable	$753	$780
Accrued compensation and pension	8,593	7,701
Inventories	494	335
Other assets	2,263	3,836
Unrealized loss on cash flow hedge	1,868	6,372
Unrealized loss on pension	4,464	2,818
Net operating loss carryforwards	62,577	50,263

Deferred tax assets	81,012	72,105
Valuation allowance	(15,052)	(11,958)

Deferred tax assets	65,960	60,147
Deferred tax liabilities
Accelerated depreciation and amortization	(128,503)	(118,403)
Prepaid assets	(786)	(692)

Total deferred tax liabiliites	(129,289)	(119,095)

Net deferred tax liability	$(63,329)	$(58,948)

        At December 31, 2011, the Company had available unused federal net operating loss carryforwards of approximately $159.4 million. The net operating loss carryforwards will expire at various dates from 2020 through 2030.

        We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we established a valuation allowance of $12.0 million during 2010 to recognize this uncertainty. The 2011 acquisitions of the stock of Emergent Group and the stock of a surgical laser equipment service provider resulted in the recording of larger deferred tax liabilities than deferred tax assets on the opening balance sheets for each acquisition. This was due to deferred tax liabilities that were recorded for intangible and fixed assets. Together, each of these discrete events, at the date of acquisition, had the effect of reducing our valuation allowance by approximately $9.0 million, although this amount was offset by approximately $1.8 million of additional valuation allowance resulting from year-to-date losses. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

        Under the Code, certain corporate stock transactions into which the Company has entered or may enter in the future could limit the amount of net operating loss carryforwards which may be utilized on an annual basis to offset taxable income in future periods.

        ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

        Our evaluation was performed for the tax years ended December 31, 2011, 2010 and 2009, which are the tax years that remain subject to examination by major tax jurisdictions as of December 31, 2011. We do not believe there will be any material changes in our unrecognized tax positions over the next twelve months.

        A reconciliation of the beginning and ending amount of unrecognized tax benefit for the years ended December 31, 2011, 2010 and 2009:

(in thousands)
Unrecognized tax benefits balance at January 1, 2009	$2,100
Gross increases for tax positions in 2009	—

Unrecognized tax benefits balance at December 31, 2009	2,100
Gross increases for tax positions in 2010	—

Unrecognized tax benefits balance at December 31, 2010	2,100
Gross increases for tax positions in current period	1,653

Unrecognized tax benefits balance at December 31, 2011	$3,753

        Included in the unrecognized tax benefits as of December 31, 2011, are $3.1 million of tax benefits that, if recognized, would decrease the effective tax rate.

Consolidating Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Consolidating Financial Statements
Consolidating Financial Statements

16.                               Consolidating Financial Statements

In accordance with the provisions of the 2007 Indenture and the 2012 Indenture, as a wholly owned subsidiary of UHS, Surgical Services has jointly and severally guaranteed all the Company’s Obligations (as defined in each of the 2007 Indenture and the 2012 Indenture) on a full and unconditional basis. Consolidating financial information of UHS and the guarantor is presented on the following pages.

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands)

(unaudited)

	September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical	Consolidating Adjustments	Consolidated

Assets
Current assets:
Cash and cash equivalents	$—	$2,462	$—	$2,462
Accounts receivable, less allowance for doubtful accounts	65,072	10,055	—	75,127
Due from (to) affiliates	28,402	(28,402)	—	—
Inventories	5,941	2,753	—	8,694
Deferred income taxes, net	9,838	277	—	10,115
Other current assets	4,808	166	—	4,974
Total current assets	114,061	(12,689)	—	101,372

Property and equipment, net:
Medical equipment, net	226,183	14,025	—	240,208
Property and office equipment, net	28,326	1,302	—	29,628
Total property and equipment, net	254,509	15,327	—	269,836

Other long-term assets:
Goodwill	283,141	52,436	—	335,577
Investment in subsidiary	56,275	—	(56,275)	—
Other intangibles, net	214,723	23,231	—	237,954
Other, primarily deferred financing costs, net	15,467	318	—	15,785
Total assets	$938,176	$78,623	$(56,275)	$960,524

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$5,309	$1,116	$—	$6,425
Book overdrafts	1,966	—	—	1,966
Accounts payable	32,176	2,494	—	34,670
Accrued compensation	14,251	2,176	—	16,427
Accrued interest	8,200	—	—	8,200
Dividend payable	780	—	—	780
Other accrued expenses	8,140	3,616	—	11,756
Total current liabilities	70,822	9,402	—	80,224

Long-term debt, less current portion	695,705	977	—	696,682
Pension and other long-term liabilities	11,534	1,686	—	13,220
Payable to Parent	21,622	—	—	21,622
Deferred income taxes, net	65,395	9,900	—	75,295
Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(128,512)	(3,744)	—	(132,256)
Accumulated loss in subsidiary	(3,744)	—	3,744	—
Accumulated other comprehensive loss	(8,940)	—	—	(8,940)
Total Universal Hospital Services, Inc. equity	73,098	56,275	(56,275)	73,098
Non controlling interest	—	383	—	383
Total equity	73,098	56,658	(56,275)	73,481
Total liabilities and equity	$938,176	$78,623	$(56,275)	$960,524

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands)

(unaudited)

	December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surigical	Consolidating Adjustments	Consolidated

Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from (to) affiliates	3,089	(3,089)	—	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes, net	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392
Total current assets	86,048	6,080	—	92,128

Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460
Total property and equipment, net	255,350	8,997	—	264,347

Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106
Total assets	$919,276	$75,870	$(58,214)	$936,932

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Accounts payable	29,852	1,507	—	31,359
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	8,788	1,564	—	10,352
Total current liabilities	67,054	5,932	—	72,986

Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes, net	65,425	7,864	—	73,289

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated loss in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)
Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801
Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187
Total liabilities and equity	$919,276	$75,870	$(58,214)	$936,932

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

	For the three months ended September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$60,618	$13,516	$—	$74,134
Technical and professional services	20,066	—	—	20,066
Medical equipment sales and remarketing	7,619	—	—	7,619
Total revenues	88,303	13,516	—	101,819

Cost of Sales
Cost of medical equipment outsourcing	21,288	7,448	—	28,736
Cost of technical and professional services	14,455	—	—	14,455
Cost of medical equipment sales and remarketing	6,014	—	—	6,014
Medical equipment depreciation	16,932	1,172	—	18,104
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,689	8,620	—	67,309
Gross margin	29,614	4,896	—	34,510

Selling, general and administrative	24,624	5,261	—	29,885
Acquisition and integration expenses	34	24	—	58
Operating income (loss)	4,956	(389)	—	4,567

Equity in earnings of subsidiary	(163)	—	163	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	13,140	390	—	13,530
Loss before income taxes and non controlling interest	(20,686)	(779)	163	(21,302)

Provision (benefit) for income taxes	706	(616)	—	90
Consolidated net loss before non controlling interest	(21,392)	(163)	163	(21,392)
Net income attributable to non controlling interest	202	202	(202)	202

Net loss attributable to Universal Hospital Services, Inc.	$(21,594)	$(365)	$365	$(21,594)

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

	For the three months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$60,595	$8,407	$—	$69,002
Technical and professional services	13,852	—	—	13,852
Medical equipment sales and remarketing	6,490	—	—	6,490
Total revenues	80,937	8,407	—	89,344

Cost of Sales
Cost of medical equipment outsourcing	19,452	4,362	—	23,814
Cost of technical and professional services	10,540	—	—	10,540
Cost of medical equipment sales and remarketing	5,215	—	—	5,215
Medical equipment depreciation	16,333	673	—	17,006
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	51,540	5,035	—	56,575
Gross margin	29,397	3,372	—	32,769

Selling, general and administrative	20,814	1,942	—	22,756
Acquisition and integration expenses	18	604	—	622
Operating income	8,565	826	—	9,391

Equity in earnings of subsidiary	573	—	(573)	—
Interest expense	15,060	62	—	15,122
Income (loss) before income taxes and non controlling interest	(5,922)	764	(573)	(5,731)

Provision (benefit) for income taxes	(336)	191	—	(145)
Consolidated net income (loss) before non controlling interest	(5,586)	573	(573)	(5,586)
Net income attributable to non controlling interest	159	159	(159)	159
Net income (loss) attributable to Universal Hospital Services, Inc.	$(5,745)	$414	$(414)	$(5,745)

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

`	For the nine months ended September 30, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$188,954	$37,645	$—	$226,599
Technical and professional services	62,545	—	—	62,545
Medical equipment sales and remarketing	23,250	—	—	23,250
Total revenues	274,749	37,645	—	312,394

Cost of Sales
Cost of medical equipment outsourcing	56,518	20,755	—	77,273
Cost of technical and professional services	47,109	—	—	47,109
Cost of medical equipment sales and remarketing	18,112	—	—	18,112
Medical equipment depreciation	48,847	3,482	—	52,329
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	170,586	24,237	—	194,823
Gross margin	104,163	13,408	—	117,571

Selling, general and administrative	72,138	14,113	—	86,251
Acquisition and integration expenses	264	88	—	352
Operating income (loss)	31,761	(793)	—	30,968

Equity in earnings of subsidiary	(1,372)	—	1,372	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	42,442	1,092	—	43,534
Loss before income taxes and non controlling interest	(24,392)	(1,885)	1,372	(24,905)

Provision (benefit) for income taxes	(2,370)	(513)		(2,883)
Consolidated net loss before non controlling interest	(22,022)	(1,372)	1,372	(22,022)
Net income attributable to non controlling interest	568	568	(568)	568
Net loss attributable to Universal Hospital Services, Inc.	$(22,590)	$(1,940)	$1,940	$(22,590)

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

	For the nine months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$188,698	$16,461	$—	$205,159
Technical and professional services	36,083	—	—	36,083
Medical equipment sales and remarketing	17,972	—	—	17,972
Total revenues	242,753	16,461	—	259,214

Cost of Sales
Cost of medical equipment outsourcing	64,221	8,564	—	72,785
Cost of technical and professional services	26,650	—	—	26,650
Cost of medical equipment sales and remarketing	14,115	—	—	14,115
Medical equipment depreciation	50,309	1,369	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	155,295	9,933	—	165,228
Gross margin	87,458	6,528	—	93,986

Selling, general and administrative	68,211	4,036	—	72,247
Acquisition and integration expenses	1,623	998	—	2,621
Operating income	17,624	1,494	—	19,118

Equity in earnings of subsidiary	900	—	(900)	—
Interest expense	39,423	149	—	39,572
Income (loss) before income taxes and non controlling interest	(20,899)	1,345	(900)	(20,454)

Provision (benefit) for income taxes	(6,855)	445	—	(6,410)
Consolidated net income (loss) before non controlling interest	(14,044)	900	(900)	(14,044)
Net income attributable to non controlling interest	297	297	(297)	297
Net income (loss) attributable to Universal Hospital Services, Inc.	$(14,341)	$603	$(603)	$(14,341)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

(unaudited)

	For the three months ended September 30, 2012				For the nine months ended September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Consolidated net loss	$(21,392)	$(163)	$163	$(21,392)	$(22,022)	$(1,372)	$1,372	$(22,022)
Other comprehensive income:
Gain on cash flow hedge, net of tax	—	—	—	—	2,887	—	—	2,887
Total other comprehensive income	—	—	—	—	2,887	—	—	2,887
Comprehensive loss	(21,392)	(163)	163	(21,392)	(19,135)	(1,372)	1,372	(19,135)
Comprehensive income attributable to non controlling interest	202	202	(202)	202	568	568	(568)	568
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(21,594)	$(365)	$365	$(21,594)	$(19,703)	$(1,940)	$1,940	$(19,703)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

(unaudited)

	For the three months ended September 30, 2011				For the nine months ended September 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Consolidated net income (loss)	$(5,586)	$573	$(573)	$(5,586)	$(14,044)	$900	$(900)	$(14,044)
Other comprehensive income:
Gain on cash flow hedge, net of tax	1,970	—	—	1,970	5,254	—	—	5,254
Total other comprehensive income	1,970	—	—	1,970	5,254	—	—	5,254
Comprehensive income (loss)	(3,616)	573	(573)	(3,616)	(8,790)	900	(900)	(8,790)
Comprehensive income attributable to non controlling interest	159	159	(159)	159	297	297	(297)	297
Comprehensive income (loss) attributable to Universal Hospital Services, Inc.	$(3,775)	$414	$(414)	$(3,775)	$(9,087)	$603	$(603)	$(9,087)

Consolidating Statements of Cash Flows

(in thousands)

(unaudited)

	For the nine months ended September 30, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,650)	$(1,372)	$—	$(22,022)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	56,600	3,835	—	60,435
Amortization of intangibles, deferred financing costs and bond premium	11,411	2,389	—	13,800
Non-cash write off of deferred financing cost and bond premium of repurchased notes	2,541	—	—	2,541
Tender premium for purchase of notes	9,798	—	—	9,798
Provision for doubtful accounts	366	218	—	584
Provision for inventory obsolescence	219	17	—	236
Non-cash stock-based compensation expense	3,225	—	—	3,225
Non-cash gain on trade-in of recalled equipment	(15,872)	—	—	(15,872)
Loss (gain) on sales and disposals of equipment	(1,252)	15	—	(1,237)
Deferred income taxes	(2,210)	(1,347)	—	(3,557)
Changes in operating assets and liabilities:
Accounts receivable	(541)	(3,089)	—	(3,630)
Due from (to) affiliates	(25,313)	25,313	—	—
Inventories	(1,479)	(431)	—	(1,910)
Other operating assets	(404)	154	—	(250)
Accounts payable	3,927	(749)	—	3,178
Other operating liabilities	6,747	(453)	—	6,294
Net cash provided by operating activities	27,113	24,500	—	51,613
Cash flows from investing activities:
Medical equipment purchases	(38,744)	(3,157)	—	(41,901)
Property and office equipment purchases	(4,559)	(224)	—	(4,783)
Proceeds from disposition of property and equipment	5,675	—	—	5,675
Acquisitions, net of cash acquired	(436)	(13,982)	—	(14,418)
Net cash used in investing activities	(38,064)	(17,363)	—	(55,427)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	—	—	113,000
Payments under senior secured credit facility	(96,200)	—	—	(96,200)
Payments of principal under capital lease obligations	(3,807)	(1,102)	—	(4,909)
Purchase of refinanced bonds	(405,000)	—	—	(405,000)
Payments on acquired debt	—	(4,163)	—	(4,163)
Proceeds from issuance of bonds	425,000	—	—	425,000
Distributions to non controlling interests	—	(571)	—	(571)
Proceeds from exercise of parent company stock options	150	—	—	150
Dividend and equity distribution payments	(763)	—	—	(763)
Tender premium for purchase of notes	(9,798)	—	—	(9,798)
Payment of deferred financing costs	(9,983)	—	—	(9,983)
Change in book overdrafts	(1,648)	—	—	(1,648)
Net cash provided by (used in) financing activities	10,951	(5,836)	—	5,115
Net change in cash and cash equivalents	—	1,301	—	1,301

Cash and cash equivalents at the beginning of period	—	1,161	—	1,161
Cash and cash equivalents at the end of period	$—	$2,462	$—	$2,462

Universal Hospital Services, Inc.

Consolidating Statements of Cash Flows

(in thousands)

(unaudited)

	For the nine months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(14,944)	$900	$—	$(14,044)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	56,903	1,448	—	58,351
Amortization of intangibles, deferred financing costs and bond premium	11,985	1,354	—	13,339
Provision for doubtful accounts	598	(5)	—	593
Provision for inventory obsolescence	99	—	—	99
Non-cash stock-based compensation expense	3,294	—	—	3,294
Non-cash gain on trade-in of recalled equipment	(8,360)	—	—	(8,360)
Loss (gain) on sales and disposals of equipment	(1,303)	6	—	(1,297)
Deferred income taxes	(7,151)	434	—	(6,717)
Changes in operating assets and liabilities:
Accounts receivable	(4,443)	115	—	(4,328)
Due from (to) affiliates	2,162	(2,162)	—	—
Inventories	(346)	79	—	(267)
Other operating assets	(806)	47	—	(759)
Accounts payable	995	(182)	—	813
Other operating liabilities	14,610	740	—	15,350
Net cash provided by operating activities	53,293	2,774	—	56,067
Cash flows from investing activities:
Medical equipment purchases	(59,537)	(1,026)	—	(60,563)
Property and office equipment purchases	(5,834)	(27)	—	(5,861)
Proceeds from disposition of property and equipment	2,594	5	—	2,599
Acquisitions, net of cash acquired	(66,519)	—	1,480	(65,039)
Net cash used in investing activities	(129,296)	(1,048)	1,480	(128,864)
Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	—	—	132,250
Payments under senior secured credit facility	(185,150)	—	—	(185,150)
Payments of principal under capital lease obligations	(3,223)	(1,063)	—	(4,286)
Payment of deferred financing costs	(4,340)	—	—	(4,340)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Cash paid to non controlling interests	—	(291)	—	(291)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of parent company stock options	41	—	—	41
Dividend and equity distribution payments	(32,729)	—	—	(32,729)
Change in book overdrafts	755	—	—	755
Net cash provided by (used in) financing activities	87,203	(1,347)	—	85,856
Net change in cash and cash equivalents	11,200	379	1,480	13,059

Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—
Cash and cash equivalents at the end of period	$11,200	$1,859	$—	$13,059

16. Consolidating Financial Statements

        In accordance with the provisions of the Second Lien Senior Indenture, as a wholly owned subsidiary of UHS, Surgical Services has jointly and severally guaranteed all the Company's Obligations (as defined in the Second Lien Senior Indenture) under the Second Lien Senior Indenture on a full and unconditional basis. Consolidating financial information of UHS and the guarantors is presented on the following pages.

Consolidating Balance Sheets
(In thousands, except share and per share information)

	At December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from (to) affiliates	3,089	(3,089)	—	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392

Total current assets	86,048	6,080	—	92,128
Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460

Total property and equipment, net	255,350	8,997	—	264,347
Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106

Total assets	$919,276	$75,870	$(58,214)	$936,932

Liabilities and Shareholders' Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Accounts payable	29,852	1,507	—	31,359
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	8,788	1,564	—	10,352

Total current liabilities	67,054	5,932	—	72,986
Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes	65,425	7,864	—	73,289
Commitments and contingencies
Total equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated earnings in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)

Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801

Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187

Total liabilities and equity	$919,276	$75,870	$(58,214)	$936,932

Consolidating Statements of Operations
(In thousands)

	For the twelve months ended December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$250,489	$25,421	$—	$275,910
Technical and professional services	54,058	—	—	54,058
Medical equipment sales and remarketing	25,188	—	—	25,188

Total revenues	329,735	25,421	—	355,156
Cost of Sales
Cost of medical equipment outsourcing	84,030	13,673	—	97,703
Cost of technical and professional services	40,518	—	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	—	19,734
Medical equipment depreciation	65,928	2,104	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	210,210	15,777	—	225,987

Gross margin	119,525	9,644	—	129,169
Selling, general and administrative	91,258	9,690	—	100,948
Acquisition and integration expenses	1,802	1,681	—	3,483

Operating income	26,465	(1,727)	—	24,738
Equity in earnings of subsidiary	(1,354)	—	1,354	—
Interest expense	54,779	241	—	55,020

Loss before income taxes and non controlling interest	(29,668)	(1,968)	1,354	(30,282)
Benefit for income taxes	(7,729)	(614)	—	(8,343)

Consolidated net loss	(21,939)	(1,354)	1,354	(21,939)
Net income attributable to non controlling interest	451	451	(451)	451

Net loss attributable to Universal Hospital Services, Inc.	$(22,390)	$(1,805)	$1,805	$(22,390)

Consolidating Statements of Comprehensive Income (Loss)
(In thousands)

	At December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Consolidated net loss	$(21,939)	$(1,354)	$1,354	$(21,939)

Other comprehensive income (loss)
Loss on minimum pension liability, net of tax	(4,136)	—	—	(4,136)
Gain on cash flow hedge, net of tax	7,088	—	—	7,088

Total other comprehensive income	2,952	—	—	2,952

Comprehensive loss	(18,987)	(1,354)	1,354	(18,987)
Comprehensive income attributable to non controlling interest	451	451	(451)	451

Comprehensive loss attributable to Universal Hospital Services, Inc.	$(19,438)	$(1,805)	$1,805	$(19,438)

Consolidating Statements of Cash Flows
(In thousands)

	For the twelve months ended December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,585)	$(1,354)	$—	$(21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	75,004	2,244	—	77,248
Amortization of intangibles, deferred financing costs and bond premium	15,964	6,036	—	22,000
Provision for doubtful accounts	907	(8)	—	899
Provision for inventory obsolescence	134	—	—	134
Non-cash stock-based compensation expense	4,276	—	—	4,276
Non-cash gain on trade-in of recalled equipment	(13,710)	—	—	(13,710)
Loss (gain) on sales and disposals of equipment	(1,902)	6	—	(1,896)
Deferred income taxes	(7,342)	(1,386)	—	(8,728)
Changes in operating assets and liabilities:
Accounts receivable	(5,843)	(827)	—	(6,670)
Due from (to) affiliates	(3,089)	3,089	—	—
Inventories	(53)	(20)	—	(73)
Other operating assets	(715)	899	—	184
Accounts payable	5,955	(597)	—	5,358
Other operating liabilities	(284)	892	—	608

Net cash provided by operating activities	48,717	8,974	—	57,691

Cash flows from investing activities:
Medical equipment purchases	(75,747)	(1,814)	—	(77,561)
Property and office equipment purchases	(9,488)	(69)	—	(9,557)
Proceeds from disposition of property and equipment	3,864	5	—	3,869
Acquisitions, net of cash acquired	(66,519)	(4,931)	1,480	(69,970)

Net cash used in investing activities	(147,890)	(6,809)	1,480	(153,219)

Cash flows from financing activities:
Proceeds under senior secured credit facility	166,250	—	—	166,250
Payments under senior secured credit facility	(204,650)	—	—	(204,650)
Payments of principal under capital lease obligations	(4,267)	(1,568)	—	(5,835)
Payoff of acquired debt	—	(472)	—	(472)
Payment of deferred financing costs	(4,458)	—	—	(4,458)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Accrued interest paid to bondholders	(661)			(661)
Distributions to non controlling interests	—	(451)	—	(451)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of Parent company stock options	41	—	—	41
Dividend payment	(32,729)	—	—	(32,729)
Change in book overdrafts	48	—	—	48

Net cash provided by (used in) financing activities	99,173	(2,484)	—	96,689

Net change in cash and cash equivalents	—	(319)	1,480	1,161
Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—

Cash and cash equivalents at the end of period	$—	$1,161	$—	$1,161

Restatement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement
Restatement

17.                               Restatement

For the three and nine-month periods ended September 30, 2011, the Company recorded $5.8 million and $9.7 million, respectively, of gains from both non-monetary and cash refunds on recalled infusion pumps within revenues. Non-cash gains result from receiving a replacement pump for a recalled pump.  The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. The infusion pump recall program began in 2010 and ended in July 2012.  The Company has determined that the gains should have been presented as a reduction of cost of sales. As a result, the Company is restating its consolidated financial statements and related disclosures to recognize a reduction of both revenue and costs of sales for the three and nine-month periods ended September 30, 2011 for this item.  In addition, the Company also chose to correct an immaterial tax item related to a $1.0 million adjustment to deferred taxes recorded in connection with a 2011 acquisition and the corresponding impact on the goodwill and valuation allowance balances.  Previously filed 2010 and 2011 annual financial statements and 2012 quarterly financial statements have been restated via amended filings.

The tables below present the effects of the restatement on the consolidated statements of operations (in thousands):

	For the three months ended September 30, 2011			For the nine months ended September 30, 2011
	Previously			Previously
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$74,787	$(5,785)	$69,002	$214,873	$(9,714)	$205,159
Technical and professional services	13,852	—	13,852	36,083	—	36,083
Medical equipment sales and remarketing	6,490	—	6,490	17,972	—	17,972
Total revenues	95,129	(5,785)	89,344	268,928	(9,714)	259,214

Cost of Sales
Cost of medical equipment outsourcing	29,599	(5,785)	23,814	82,499	(9,714)	72,785
Cost of technical and professional services	10,540	—	10,540	26,650	—	26,650
Cost of medical equipment sales and remarketing	5,215	—	5,215	14,115	—	14,115
Medical equipment depreciation	17,006	—	17,006	51,678	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	62,360	(5,785)	56,575	174,942	(9,714)	165,228
Gross margin	32,769	—	32,769	93,986	—	93,986

Provision (benefit) for income taxes	(145)	—	(145)	(7,451)	1,041	(6,410)
Consolidated net loss	(5,586)	—	(5,586)	(13,003)	(1,041)	(14,044)
Net loss attributable to Universal Hospital Services, Inc.	(5,745)	—	(5,745)	(13,300)	(1,041)	(14,341)

The tables below present the effects of the restatement on the consolidated statements of cash flows (in thousands):

	For the nine months ended September 30, 2011
	Previously
	Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	(13,003)	(1,041)	(14,044)
Deferred income taxes	(7,758)	1,041	(6,717)
Net cash provided by operating activities	56,067	—	56,067

20. Restatement

        For the years ended December 31, 2011 and 2010, the Company recorded $15.8 million and $5.3 million, respectively, of gains from both non-monetary and cash refunds on recalled infusion pumps within revenues. Non-cash gains result from receiving a replacement pump for a recalled pump. The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. The infusion pump recall program began in 2010 and ended in July 2012. The Company has determined that the gains should have been presented as a reduction of cost of sales. As a result, the Company is restating its consolidated financial statements and related disclosures to recognize a reduction of both revenue and costs of sales for the years ended December 31, 2011 and 2010 for this item. In addition, the Company also chose to correct certain tax items that were immaterial individually and in the aggregate. These other tax corrections related to a $1.0 million adjustment to deferred taxes recorded in connection with a 2011 acquisition and the corresponding impact on the goodwill and valuation allowance balances; $0.3 million increase to taxes payable and the provision for income taxes; and a $2.4 million reclassification between the deferred income tax asset and deferred income tax liability.

        The table below presents the effects of the restatement on the consolidated balance sheet (in thousands):

	As of December 31, 2011
	Previously Reported	Adjustments	Restated
Assets
Deferred income taxes	$12,328	$(2,368)	$9,960
Total current assets	94,496	(2.368)	92.128
Goodwill	326,618	(707)	325,911
Total assets	940,007	(3,075)	936,932
Liabilities and Shareholders' Equity
Other accrued expenses	9,720	632	10,352
Total current liabilities	72,354	632	72.986
Deferred income taxes	75,657	(2,368)	73,289
Accumulated deficit	(108,327)	(1,339)	(109,666)
Total Universal Hospital Services, Inc. equity	94,140	(1,339)	92,801
Total equity	94,526	(1,339)	93,187
Total liabilities and equity	940,007	(3,075)	936,932

        The tables below present the effects of the restatement on the consolidated statements of operations (in thousands):

	For the twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$291,753	$(15,843)	$275,910
Technical and professional services	54,058	—	54,058
Medical equipment sales and remarketing	25,188	—	25,188

Total revenues	370,999	(15,843)	355,156
Cost of Sales
Cost of medical equipment outsourcing	113,546	(15,843)	97,703
Cost of technical and professional services	40,518	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	19,734
Medical equipment depreciation	68,032	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	241,830	(15,843)	225,987

Gross margin	129,169	—	129,169
Provision (benefit) for income taxes	(9,682)	(1,339)	(8,343)
Consolidated net loss	(20,600)	(1,339)	(21,939)

Net loss attributable to Universal Hospital Services, Inc.	(21,051)	(1,339)	(22,390)

	For the twelve months ended December 31, 2010
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$250,455	$(5,310)	$245,145
Technical and professional services	44,426	—	44,426
Medical equipment sales and remarketing	22,541	—	22,541

Total revenues	317,422	(5,310)	312,112
Cost of Sales
Cost of medical equipment outsourcing	91,520	(5,310)	86,210
Cost of technical and professional services	31,690	—	31,690
Cost of medical equipment sales and remarketing	16,342	—	16,342
Medical equipment depreciation	69,496	—	69,496

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	209,048	(5,310)	203,738

Gross margin	108,374	—	108,374

        The table below present the effects of the restatement on the consolidated statements of comprehensive income (in thousands):

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Comprehensive loss	(17,648)	(1,339)	(18,987)
Comprehensive loss attributable to Universal Hospital Services Inc.	(18,099)	(1,339)	(19,438)

        The table below present the effects of the restatement on the consolidated statements of cash flows (in thousands):

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Deferred income taxes	(10,067)	1,339	(8,728)

Net cash provided by operating activities	$57,691	$—	$57,691

Recall Gains	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Recall gains
Recall Gains

10.                               Commitments and Contingencies

On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. We sought coverage for the Freedom Medical, Inc. lawsuit from a number of our insurance carriers.  On December 30, 2011, two of the insurance carriers, Lexington Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa., served us with a Minnesota state court complaint seeking a declaration that they have no obligation to cover certain claims of Freedom Medical, Inc.’s lawsuit.  On January 11, 2012, we filed our own suit, venued in Texas state court, against all of the carriers currently implicated by Freedom Medical, Inc.’s allegations.  This action sought, among other things, a declaration of coverage as to Freedom Medical, Inc.’s suit.  On September 20, 2012, the parties settled all claims asserted in these three actions.  The settlement did not have a material effect on the financial position, results of operations, or cash flows of the Company.  On September 26, 2012, the U.S. District Court for the Eastern District of Texas dismissed the Freedom Medical, Inc. lawsuit with prejudice.  On November 5, 2012, the District Court of Hennepin County, Minnesota dismissed the carrier action with prejudice.  We expect that the Texas state court carrier action will be dismissed shortly as well.

The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company’s financial results for a particular reporting period, management believes that any such resolution would not have a material effect on the financial position, results of operations or cash flows of the Company.

As of September 30, 2012, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material effect on our financial position, results of operations or cash flows.

9. Commitments and Contingencies

        Rental expenses were approximately $10.3, $8.6 and $8.3 million for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, the Company was committed under various non-cancellable operating leases for its district, corporate and other operating locations with annual rental commitments for each of the years ending December 31, 2012 to 2016 and thereafter of the following:

(in thousands)
2012	$6,579
2013	5,720
2014	5,205
2015	4,397
2016	3,668
Thereafter	10,778

$36,347

        On July 13, 2010, the U.S. Food and Drug Administration ("FDA") issued a final order and transition plan to a medical equipment manufacturer to recall all infusion pumps of a certain model currently in use in the United States. The FDA order established the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period. At the time of the recall notice, we owned approximately 11,900 of the applicable infusion pumps.

        For the twelve months ended December 31, 2011, we recognized recalled equipment net gains of approximately $15.4 million of which approximately $13.7 million were non-cash gains. Non-cash gains resulted from receiving a replacement pump for a recalled pump rather than receiving a direct cash reimbursement. The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. Such gains have been recognized as an offset to cost of sales in our consolidated statements of operations.

        At December 31, 2011, we owned approximately 5,900 of the applicable pumps. We are continuing the process of evaluating the course of action that best meets the infusion technology needs of our customers and our business. As such, we expect to continue to recognize gains and also expect to increase purchases of infusion pumps to replace recalled units as they are accepted by the equipment manufacturer. During the first three quarters of 2012, we recognized recalled equipment net gains of $18.6 million (originally disclosed that we expected to recognize between $7.0 and $10.0 million).

        The Company, from time to time, may become involved in litigation arising out of operations in the normal course of business. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable.

        On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. The federal complaint alleges violation of state and federal antitrust laws, tortious interference with business relationships, business disparagement and common law conspiracy in connection with the biomedical equipment rental market. Freedom Medical, Inc. is seeking unspecified damages and injunctive relief. While we believe these claims are without merit, and will vigorously defend against them, we are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations. We have been seeking coverage for the Freedom Medical, Inc. lawsuit from a number of our insurance carriers. On December 30, 2011 two of the insurance carriers, Lexington Insurance Company and National Union Fire Insurance Company of Pittsburgh, Pa., served us with a Minnesota state court complaint seeking a declaration that they have no obligation to cover certain claims of Freedom Medical, Inc.'s lawsuit. On January 11, 2012, we filed our own suit, venued in Texas state court, against all of the carriers currently implicated by Freedom Medical, Inc.'s allegations. This action seeks, among other things, a declaration of coverage as to Freedom Medical, Inc.'s suit. We are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations.

        On February 6, 2011, we and our wholly owned subsidiary, Sunrise Merger Sub, Inc. ("Sunrise Merger Sub"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Emergent Group, pursuant to which we and Sunrise Merger Sub commenced a tender offer (the "Offer") to purchase all of the issued and outstanding shares of Emergent Group's common stock at a purchase price of $8.46 per share in cash, followed by a merger of Sunrise Merger Sub with and into Emergent Group with Emergent Group surviving as a wholly owned subsidiary of the Company (the "Merger"). The Merger was completed on April 1, 2011. Three putative shareholder class action complaints challenging the transactions contemplated by the Merger Agreement were filed on behalf of three separate plaintiffs (collectively, the "Plaintiffs") in the Superior Court of the State of California in the County of Los Angeles (the "Court") against Emergent Group, UHS, Sunrise Merger Sub and the individual members of the Emergent Group Board (collectively, the "Defendants"). One was filed on February 22, 2011 by Brian McManus, individually and on behalf of others similarly situated, a second was filed on February 28, 2011 by Bryan Lamb, individually and on behalf of others similarly situated, and the third was filed on March 2, 2011 by Leena Dave, individually and on behalf of others similarly situated. Each complaint alleges, among other things, that the members of the Emergent Group Board breached their fiduciary duties owed to the public shareholders of Emergent Group by attempting to sell Emergent Group by means of an unfair process with preclusive deal protection devices at an unfair price of $8.46 in cash per share and by entering into the Merger Agreement, approving the Offer and the proposed Merger, engaging in self dealing and failing to take steps to maximize the value of Emergent Group to its public shareholders. The complaints further allege that Emergent Group, UHS and Sunrise Merger Sub aided and abetted such breaches of fiduciary duties. In addition, the complaints allege that certain provisions of the Merger Agreement unduly restricted Emergent Group's ability to negotiate with rival bidders. The complaints sought, among other things, declaratory and injunctive relief concerning the alleged fiduciary breaches, injunctive relief prohibiting the defendants from consummating the Merger and other forms of equitable relief.

        On March 22, 2011, the Court ordered the consolidation of the lawsuits for all purposes, and renamed the consolidated lawsuits "In re Emergent Group Inc. Shareholder Litigation". On March 24, 2011, a memorandum of understanding regarding settlement of the consolidated lawsuits (the "MOU") was agreed to by the Plaintiffs and the Defendants. Following entry of the MOU the parties entered into a definitive Settlement Agreement, subject to Court approval, that provided in exchange for the Emergent Group's amendment of its Schedule 14D-9 to include certain supplemental disclosures Plaintiffs would seek an order dismissing all actions alleging claims relating to the Merger and providing a full and final release in favor of the Defendants and their related parties from any claims that arose pursuant to or are related to the Offer or the Merger. The Defendants agreed that Emergent Group or its successor or their respective insurers will pay the Plaintiffs' attorneys' fees and expenses as are awarded by the Court not to exceed $225,000. At December 31, 2011, we have paid $75,000 and anticipate the remainder of the balance to be paid by our insurers. Notice of the proposed settlement was sent to Emergent Group common shareholders and the Court entered a final order and judgment approving the settlement on January 9, 2012, which included approval of the sum of $225,000 for the payment of Plaintiffs' attorneys' fees and expenses.

        The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company's financial results for a particular reporting period, management believes that any such resolution would not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

        As of December 31, 2011, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material adverse effect on our operating results, financial position or cash flows.

FDA final order and transition plan relating to Baxter Healthcare Corporation recall
Recall gains
Recall Gains

18.                               Recall Gains

On July 13, 2010, the U.S. Food and Drug Administration (“FDA”) issued a final order and transition plan to a medical equipment manufacturer to recall all infusion pumps of a certain model currently in use in the United States. The FDA order established the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period.

The Company has recorded recall equipment gains, net of costs associated with retirement of the recalled pumps, in cost of sales in the medical equipment outsourcing segment. Net gains on recalled equipment for the nine months ended September 30, 2012 and 2011 were $18.6 million and $9.5 million respectively.  For the three months ended September 30, 2012 and 2011, the net gains were $3.2 million and $5.6 million respectively.

Restructuring	9 Months Ended
Sep. 30, 2012
Restructuring
Restructuring

19.                               Restructuring

The Company is undergoing a management reorganization. This will have the effect of streamlining our management ranks and refocusing our approach to delivering solutions to customers.  This will result in severances, relocations, retirements and changed responsibilities across our management ranks resulting in approximately $7 million of one-time charges during 2012 and early 2013.

We incurred total restructuring costs of $3.5 million in the quarter ended September 30, 2012, the majority of which related to severances, recruiting and other related expenses.  As of September 30, 2012, $1.1 million of the restructuring cost has been paid and the remaining $2.4 million was a liability which is expected to be paid out by the end of the fourth quarter of 2013.

The expenses associated with the restructuring are included in the Selling, general and administrative in the consolidated statements of operations. The liabilities associated with the restructuring are included in the other accrued expenses in the consolidated balance sheets.

Acquisitions (Tables)	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2012 Surgical laser equipment service provider	Sep. 30, 2012 Florida-based laser surgical laser equipment service provider	Sep. 30, 2012 Surgical Services (previously, Emergent Group)
Acquisitions
Schedule of purchase price allocation

(in thousands)	April 1, 2011
Cash and cash equivalents	$1,480
Accounts receivable	4,517
Deferred income taxes	1.868
Inventories	1,222
Other current assets	1,403
Medical equipment	7,540
Property and equipment	234
Intangible assets	22,150
Other assets	79

Total identifiable assets	40,493

Accounts payable	1,972
Accrued expenses	1,905
Other liabilites	1,618
Deferred income taxes	9,523
Capital leases	4,763

Total liabilities assumed	19,781

Net identifiable assets acquired	20,712
Non controlling interests	(379)
Goodwill	39,686

Net assets acquired	$60,019

(In millions)	July 9, 2012
Net working capital	$0.6
Property and equipment	1.1
Goodwill	1.2
Intangible assets	2.4
Debt	(1.0)
Total purchase price	$4.3

(In millions)	January 3, 2012
Net working capital	$0.4
Property and equipment	5.4
Goodwill	8.4
Intangible assets	5.3
Deferred tax liability	(3.4)
Debt	(3.2)
Total purchase price	$12.9

Schedule of revenue and net income of acquiree included in consolidated statements of operations

(in thousands)	Revenue and income included in the consolidated statements of operations from April 1, 2011 to December 31, 2011
Revenue	$25,421
Net income attributable to Universal Hospital Services, Inc.	(1,805)

	Revenue and income included in the Consolidated Statements of Operations from:
(in thousands)	April 1, 2012 to September 30, 2012	January 1, 2012 to September 30, 2012	April 1, 2011 to September 30, 2011
Revenue	$25,804	$37,645	$16,461
Net income (loss) attributable to Surgical Services	$(1,848)	(1,940)	603

Schedule of supplemental pro forma information

(in thousands)	Year Ended December 31, 2011
Pro forma consolidated results
Revenue	$362,985
Net loss attributable to Universal Hospital Services, Inc.	(20,339)

(in thousands)	Year Ended December 31, 2010
Pro forma consolidated results
Revenue	$341,717
Net loss attributable to Universal Hospital Services, Inc.	(34,096)

Nine Months Ended
(in thousands)	September 30, 2011
Revenue	$267,043
Net loss attributable to Universal Hospital Services, Inc.	(16,027)

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of fair value of assets and liabilities measured on a recurring basis

	Fair Value at September 30, 2012				Fair Value at December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Interest Rate Swap	$—	$—	$—	$—	$—	$4,755	$—	$4,755
Contingent Consideration	$—	$—	$1,994	$1,994	$—	$—	$—	$—

	Fair Value at December 31, 2011				Fair Value at December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$4,755	$—	$4,755	$—	$16,347	$—	$16,347

Schedule of fair value of other financial instruments

	September 30,	December 31,
(In millions)	2012	2011

PIK Toggle Notes	$—	$417.0
2012 Notes	446.3	—
Floating Rate Notes	228.6	208.2

(in millions)	December 31, 2011	December 31, 2010
PIK Toggle Notes	$417.0	$240.9
Floating Rate Notes	208.2	210.9

Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangibles Assets
Schedule of the changes in the Company's Goodwill and Intangible assets

	Customer	Supply	Technology	Non-Compete	Favorable Lease
(In thousands)	Relationships	Agreement	Databases	Agreements	Agreements	Trade Names	Goodwill
Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911
Additions	7,284	—	—	521	—	—	9,666
Impairment	—	—	—	—	—	—	—
Amortization	(8,383)	(2,179)	(637)	(80)	(11)	—	—
Balance at September 30, 2012	$58,138	$13,071	$108	$619	$18	$166,000	$335,577

	Customer	Supply	Technology	Non-Compete	Favorable Lease
(In thousands)	Relationships	Agreement	Databases	Agreements	Agreements	Trade Names	Goodwill
Balance at December 31, 2010	$48,662	$18,155	$1,983	$65	$50	$166,000	$280,211
Additions	21,269	—	217	140	—	4,264	45,700
Impairment	—	—	—	—	—	—	—
Amortization	(10,694)	(2,905)	(1,454)	(27)	(21)	(4,264)	—
Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911

(in thousands)	Customer Relationships	Supply Agreement	Technology Databases	Non-Compete Agreements	Favorable Lease Agreements	Trade Names	Goodwill
Medical Equipment Outsourcing
Balance at January 1, 2010	$51,071	$20,833	$—	$83	$—	$143,000	$205,953
Amortization	(8,929)	(2,678)	—	(18)	—	—	—

Balance at December 31, 2010	42,142	18,155	—	65	—	143,000	205,953
Acquisition of the former Emergent Group Inc.	17,669	—	217	—	—	4,264	39,686
Other Acquisitions	3,600	—	—	140	—	—	6,014
Amortization	(10,002)	(2,905)	(54)	(27)	—	(4,264)	—

Balance at December 31, 2011	53,409	15,250	163	178	—	143,000	251,653

Technical and Professional Services
Balance at January 1, 2010	7,212	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2010	6,520	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2011	5,828	—	—	—	—	23,000	55,655

Sales and Remarketing
Balance at January 1, 2010	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2010	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2011	—	—	—	—	—	—	18,603

Corporate and Unallocated
Balance at January 1, 2010	—	—	3,383	—	71	—	—
Amortization	—	—	(1,400)	—	(21)

Balance at December 31, 2010	—	—	1,983	—	50	—	—
Amortization	—		(1,400)	—	(21)

Balance at December 31, 2011	—	—	583	—	29	—	—

Total
Balance at January 1, 2010	58,283	20,833	3,383	83	71	166,000	280,211

Amortization	(9,621)	(2,678)	(1,400)	(18)	(21)	—	—

Balance at December 31, 2010	48,662	18,155	1,983	65	50	166,000	280,211
Acquisition of the former Emergent Group Inc.	17,669	—	217	—	—	4,264	39,686
Other Acquisitions	3,600	—	—	140	—	—	6,014
Amortization	(10,694)	(2,905)	(1,454)	(27)	(21)	(4,264)	—

Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911

Equity (Tables)	9 Months Ended
Sep. 30, 2012
Equity
Schedule of changes in shareholders equity that are attributable to shareholders and non controlling interests

(In thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity

Balance at December 31, 2011	$214,294	$(109,666)	$(11,827)	$386	$93,187
Net income (loss)	—	(22,590)	—	568	(22,022)
Unrealized gain on cash flow hedge, net of tax of $1,868	—	—	2,887	—	2,887
Cash distributions to non controlling interests	—	—	—	(571)	(571)
Balance at September 30, 2012	$214,294	$(132,256)	$(8,940)	$383	$73,481

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity

Balance at December 31, 2010	$248,794	$(87,276)	$(14,779)	$—	$146,739
Consolidation of Emergent Group non controlling interest	—	—	—	379	379
Net income (loss)	—	(14,341)	—	297	(14,044)
Dividend declared	(34,500)	—	—	—	(34,500)
Unrealized gain on cash flow hedge, net of tax of $2,044	—	—	5,254	—	5,254
Cash distributions to non controlling interests	—	—	—	(291)	(291)
Contributions from new members to non controlling interests				7	7
Balance at September 30, 2011	$214,294	$(101,617)	$(9,525)	$392	$103,544

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Schedule of activity under the 2007 Stock Option Plan

(in thousands except exercise price)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7
Granted	—
Exercised	(150)	$1.00	$60
Forfeited or expired	(698)	$1.20

Outstanding at September 30, 2012	37,347	$1.05	$14,009	4.9

Exercisable at September 30, 2012	29,546	$1.02	$11,495	4.8

Remaining authorized options available for issue	6,339

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2009	37,527	$1.00	$35,651	7.5

Granted	2,708	1.83
Exercised	(28)	1.00	$23
Forfeited or expired	(684)	1.00

Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8

Granted	—
Exercised	(41)	1.00	$29
Forfeited or expired	(1,287)	1.11

Outstanding at December 31, 2011	38,195	$1.05	$25,046	5.7

Exercisable at December 31, 2011	30,066	$1.02	$20,649	5.6

Expected to Vest at December 31, 2011	7,904	$1.17	$4,305	6.2

Remaining authorized options not yet issued	5,710

Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt
Schedule of long-term debt

	September 30,	December 31,
(in thousands)	2012	2011
PIK toggle notes	$—	$405,000
2012 notes	425,000	—
Floating rate notes	230,000	230,000
Unamortized bond premium	—	3,433
Senior secured credit facility	31,300	14,500
Capital lease obligations	16,807	18,164
	703,107	671,097
Less: Current portion of long-term debt	(6,425)	(5,627)
Total long-term debt	$696,682	$665,470

(in thousands)	December 31, 2011	December 31, 2010
PIK toggle notes	$405,000	$230,000
Floating rate notes	230,000	230,000
Unamortized bond premium	3,433	—
Senior secured credit facility	14,500	52,900
Capital lease obligations	18,164	12,145

	671,097	525,045
Less: Current portion of long-term debt	(5,627)	(3,764)

Total long-term debt	$665,470	$521,281

Segment Information (Tables)	9 Months Ended
Sep. 30, 2012
Segment Information
Schedule of Total Gross Margin and Reconciliation to Income (Loss) Before Income Tax

Total Gross Margin and Reconciliation to Loss Before Income Tax and Non Controlling Interest

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Total gross margin	$34,510	$32,769	$117,571	$93,986
Selling, general and administrative	29,885	22,756	86,251	72,247
Acquisition and integration expenses	58	622	352	2,621
Loss on extinguishment of debt	12,339	—	12,339	—
Interest expense	13,530	15,122	43,534	39,572
Loss before income taxes and non controlling interest	$(21,302)	$(5,731)	$(24,905)	$(20,454)

Schedule of Total Assets by Reporting Segment

Total Assets by Reporting Segment

(in thousands)

	September 30,	December 31,
	2012	2011
Medical Equipment Outsourcing	$464,888	$461,285
Technical and Professional Services	83,964	84,483
Medical Equipment Sales and Remarketing	18,603	18,603
Corporate and Unallocated	393,069	372,561
Total Company Assets	$960,524	$936,932

Medical Equipment Outsourcing
Segment Information
Schedule of operating information of segments

Medical Equipment Outsourcing

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$74,134	$69,002	$226,599	$205,159
Cost of revenue	28,736	23,814	77,273	72,785
Medical equipment depreciation	18,104	17,006	52,329	51,678
Gross margin	$27,294	$28,182	$96,997	$80,696

Technical and Professional Services
Segment Information
Schedule of operating information of segments

Technical and Professional Services

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$20,066	$13,852	$62,545	$36,083
Cost of revenue	14,455	10,540	47,109	26,650
Gross margin	$5,611	$3,312	$15,436	$9,433

Medical Equipment Sales And Remarketing
Segment Information
Schedule of operating information of segments

Medical Equipment Sales and Remarketing

(In thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Revenues	$7,619	$6,490	$23,250	$17,972
Cost of revenue	6,014	5,215	18,112	14,115
Gross margin	$1,605	$1,275	$5,138	$3,857

Pension Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pension Plan
Schedule of components of net periodic pension costs

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2012	2011	2012	2011
Interest cost	$269	$274	$808	$821
Expected return on plan assets	(320)	(308)	(959)	(925)
Recognized net actuarial loss	172	88	514	265
Net periodic cost	$121	$54	$363	$161

	Year Ended December 31,
(in thousands)	2011	2010	2009
Interest cost	$1,095	$1,088	$1,065
Expected return on plan assets	(1,234)	(1,218)	(1,213)
Recognized net actuarial loss	353	154	12

Net periodic benefit cost (benefit)	$214	$24	$(136)

Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Schedule of reconciliations between the entity's effective income tax rate and the U.S. statutory rate

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.3)	(3.7)	(2.9)	(3.6)
Permanent items	0.2	3.3	0.9	2.8
Valuation allowance	38.1	36.7	24.8	3.3
Other	0.4	(3.7)	0.6	1.2
Effective income tax rate	0.4%	(2.4)%	(11.6)%	(31.3)%

	Year Ended December 31,
	2011	2010	2009
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.4)	(4.0)	(4.8)
Valuation allowance	5.8	42.2	—
Permanent items	2.3	1.0	0.7
Deferred item adjustments	2.7	2.0	0.9

Effective income tax rate	(27.6)%	6.2%	(38.2)%

Consolidating Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Consolidating Financial Statements
Schedule of Consolidating Balance Sheets

Universal Hospital Services, Inc.

Consolidating Balance Sheets

(in thousands)

(unaudited)

	September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical	Consolidating Adjustments	Consolidated

Assets
Current assets:
Cash and cash equivalents	$—	$2,462	$—	$2,462
Accounts receivable, less allowance for doubtful accounts	65,072	10,055	—	75,127
Due from (to) affiliates	28,402	(28,402)	—	—
Inventories	5,941	2,753	—	8,694
Deferred income taxes, net	9,838	277	—	10,115
Other current assets	4,808	166	—	4,974
Total current assets	114,061	(12,689)	—	101,372

Property and equipment, net:
Medical equipment, net	226,183	14,025	—	240,208
Property and office equipment, net	28,326	1,302	—	29,628
Total property and equipment, net	254,509	15,327	—	269,836

Other long-term assets:
Goodwill	283,141	52,436	—	335,577
Investment in subsidiary	56,275	—	(56,275)	—
Other intangibles, net	214,723	23,231	—	237,954
Other, primarily deferred financing costs, net	15,467	318	—	15,785
Total assets	$938,176	$78,623	$(56,275)	$960,524

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$5,309	$1,116	$—	$6,425
Book overdrafts	1,966	—	—	1,966
Accounts payable	32,176	2,494	—	34,670
Accrued compensation	14,251	2,176	—	16,427
Accrued interest	8,200	—	—	8,200
Dividend payable	780	—	—	780
Other accrued expenses	8,140	3,616	—	11,756
Total current liabilities	70,822	9,402	—	80,224

Long-term debt, less current portion	695,705	977	—	696,682
Pension and other long-term liabilities	11,534	1,686	—	13,220
Payable to Parent	21,622	—	—	21,622
Deferred income taxes, net	65,395	9,900	—	75,295
Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(128,512)	(3,744)	—	(132,256)
Accumulated loss in subsidiary	(3,744)	—	3,744	—
Accumulated other comprehensive loss	(8,940)	—	—	(8,940)
Total Universal Hospital Services, Inc. equity	73,098	56,275	(56,275)	73,098
Non controlling interest	—	383	—	383
Total equity	73,098	56,658	(56,275)	73,481
Total liabilities and equity	$938,176	$78,623	$(56,275)	$960,524

	December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surigical	Consolidating Adjustments	Consolidated

Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from (to) affiliates	3,089	(3,089)	—	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes, net	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392
Total current assets	86,048	6,080	—	92,128

Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460
Total property and equipment, net	255,350	8,997	—	264,347

Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106
Total assets	$919,276	$75,870	$(58,214)	$936,932

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Accounts payable	29,852	1,507	—	31,359
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	8,788	1,564	—	10,352
Total current liabilities	67,054	5,932	—	72,986

Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes, net	65,425	7,864	—	73,289

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated loss in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)
Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801
Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187
Total liabilities and equity	$919,276	$75,870	$(58,214)	$936,932

Consolidating Balance Sheets
(In thousands, except share and per share information)

	At December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from (to) affiliates	3,089	(3,089)	—	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392

Total current assets	86,048	6,080	—	92,128
Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460

Total property and equipment, net	255,350	8,997	—	264,347
Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106

Total assets	$919,276	$75,870	$(58,214)	$936,932

Liabilities and Shareholders' Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Accounts payable	29,852	1,507	—	31,359
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	8,788	1,564	—	10,352

Total current liabilities	67,054	5,932	—	72,986
Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes	65,425	7,864	—	73,289
Commitments and contingencies
Total equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated earnings in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)

Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801

Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187

Total liabilities and equity	$919,276	$75,870	$(58,214)	$936,932

Schedule of Consolidating Statements of Operations

Universal Hospital Services, Inc.

Consolidating Statement of Operations

(in thousands)

(unaudited)

	For the three months ended September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$60,618	$13,516	$—	$74,134
Technical and professional services	20,066	—	—	20,066
Medical equipment sales and remarketing	7,619	—	—	7,619
Total revenues	88,303	13,516	—	101,819

Cost of Sales
Cost of medical equipment outsourcing	21,288	7,448	—	28,736
Cost of technical and professional services	14,455	—	—	14,455
Cost of medical equipment sales and remarketing	6,014	—	—	6,014
Medical equipment depreciation	16,932	1,172	—	18,104
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,689	8,620	—	67,309
Gross margin	29,614	4,896	—	34,510

Selling, general and administrative	24,624	5,261	—	29,885
Acquisition and integration expenses	34	24	—	58
Operating income (loss)	4,956	(389)	—	4,567

Equity in earnings of subsidiary	(163)	—	163	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	13,140	390	—	13,530
Loss before income taxes and non controlling interest	(20,686)	(779)	163	(21,302)

Provision (benefit) for income taxes	706	(616)	—	90
Consolidated net loss before non controlling interest	(21,392)	(163)	163	(21,392)
Net income attributable to non controlling interest	202	202	(202)	202

Net loss attributable to Universal Hospital Services, Inc.	$(21,594)	$(365)	$365	$(21,594)

	For the three months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$60,595	$8,407	$—	$69,002
Technical and professional services	13,852	—	—	13,852
Medical equipment sales and remarketing	6,490	—	—	6,490
Total revenues	80,937	8,407	—	89,344

Cost of Sales
Cost of medical equipment outsourcing	19,452	4,362	—	23,814
Cost of technical and professional services	10,540	—	—	10,540
Cost of medical equipment sales and remarketing	5,215	—	—	5,215
Medical equipment depreciation	16,333	673	—	17,006
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	51,540	5,035	—	56,575
Gross margin	29,397	3,372	—	32,769

Selling, general and administrative	20,814	1,942	—	22,756
Acquisition and integration expenses	18	604	—	622
Operating income	8,565	826	—	9,391

Equity in earnings of subsidiary	573	—	(573)	—
Interest expense	15,060	62	—	15,122
Income (loss) before income taxes and non controlling interest	(5,922)	764	(573)	(5,731)

Provision (benefit) for income taxes	(336)	191	—	(145)
Consolidated net income (loss) before non controlling interest	(5,586)	573	(573)	(5,586)
Net income attributable to non controlling interest	159	159	(159)	159
Net income (loss) attributable to Universal Hospital Services, Inc.	$(5,745)	$414	$(414)	$(5,745)

`	For the nine months ended September 30, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$188,954	$37,645	$—	$226,599
Technical and professional services	62,545	—	—	62,545
Medical equipment sales and remarketing	23,250	—	—	23,250
Total revenues	274,749	37,645	—	312,394

Cost of Sales
Cost of medical equipment outsourcing	56,518	20,755	—	77,273
Cost of technical and professional services	47,109	—	—	47,109
Cost of medical equipment sales and remarketing	18,112	—	—	18,112
Medical equipment depreciation	48,847	3,482	—	52,329
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	170,586	24,237	—	194,823
Gross margin	104,163	13,408	—	117,571

Selling, general and administrative	72,138	14,113	—	86,251
Acquisition and integration expenses	264	88	—	352
Operating income (loss)	31,761	(793)	—	30,968

Equity in earnings of subsidiary	(1,372)	—	1,372	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	42,442	1,092	—	43,534
Loss before income taxes and non controlling interest	(24,392)	(1,885)	1,372	(24,905)

Provision (benefit) for income taxes	(2,370)	(513)		(2,883)
Consolidated net loss before non controlling interest	(22,022)	(1,372)	1,372	(22,022)
Net income attributable to non controlling interest	568	568	(568)	568
Net loss attributable to Universal Hospital Services, Inc.	$(22,590)	$(1,940)	$1,940	$(22,590)

	For the nine months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$188,698	$16,461	$—	$205,159
Technical and professional services	36,083	—	—	36,083
Medical equipment sales and remarketing	17,972	—	—	17,972
Total revenues	242,753	16,461	—	259,214

Cost of Sales
Cost of medical equipment outsourcing	64,221	8,564	—	72,785
Cost of technical and professional services	26,650	—	—	26,650
Cost of medical equipment sales and remarketing	14,115	—	—	14,115
Medical equipment depreciation	50,309	1,369	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	155,295	9,933	—	165,228
Gross margin	87,458	6,528	—	93,986

Selling, general and administrative	68,211	4,036	—	72,247
Acquisition and integration expenses	1,623	998	—	2,621
Operating income	17,624	1,494	—	19,118

Equity in earnings of subsidiary	900	—	(900)	—
Interest expense	39,423	149	—	39,572
Income (loss) before income taxes and non controlling interest	(20,899)	1,345	(900)	(20,454)

Provision (benefit) for income taxes	(6,855)	445	—	(6,410)
Consolidated net income (loss) before non controlling interest	(14,044)	900	(900)	(14,044)
Net income attributable to non controlling interest	297	297	(297)	297
Net income (loss) attributable to Universal Hospital Services, Inc.	$(14,341)	$603	$(603)	$(14,341)

Consolidating Statements of Operations
(In thousands)

	For the twelve months ended December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$250,489	$25,421	$—	$275,910
Technical and professional services	54,058	—	—	54,058
Medical equipment sales and remarketing	25,188	—	—	25,188

Total revenues	329,735	25,421	—	355,156
Cost of Sales
Cost of medical equipment outsourcing	84,030	13,673	—	97,703
Cost of technical and professional services	40,518	—	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	—	19,734
Medical equipment depreciation	65,928	2,104	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	210,210	15,777	—	225,987

Gross margin	119,525	9,644	—	129,169
Selling, general and administrative	91,258	9,690	—	100,948
Acquisition and integration expenses	1,802	1,681	—	3,483

Operating income	26,465	(1,727)	—	24,738
Equity in earnings of subsidiary	(1,354)	—	1,354	—
Interest expense	54,779	241	—	55,020

Loss before income taxes and non controlling interest	(29,668)	(1,968)	1,354	(30,282)
Benefit for income taxes	(7,729)	(614)	—	(8,343)

Consolidated net loss	(21,939)	(1,354)	1,354	(21,939)
Net income attributable to non controlling interest	451	451	(451)	451

Net loss attributable to Universal Hospital Services, Inc.	$(22,390)	$(1,805)	$1,805	$(22,390)

Schedule of Consolidating Statements of Comprehensive Income (Loss)

Universal Hospital Services, Inc.

Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

(unaudited)

	For the three months ended September 30, 2012				For the nine months ended September 30, 2012
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Consolidated net loss	$(21,392)	$(163)	$163	$(21,392)	$(22,022)	$(1,372)	$1,372	$(22,022)
Other comprehensive income:
Gain on cash flow hedge, net of tax	—	—	—	—	2,887	—	—	2,887
Total other comprehensive income	—	—	—	—	2,887	—	—	2,887
Comprehensive loss	(21,392)	(163)	163	(21,392)	(19,135)	(1,372)	1,372	(19,135)
Comprehensive income attributable to non controlling interest	202	202	(202)	202	568	568	(568)	568
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(21,594)	$(365)	$365	$(21,594)	$(19,703)	$(1,940)	$1,940	$(19,703)

	For the three months ended September 30, 2011				For the nine months ended September 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated	Parent Issuer UHS	Subsidiary Guarantor Surigical Services	Consolidating Adjustments	Consolidated
Consolidated net income (loss)	$(5,586)	$573	$(573)	$(5,586)	$(14,044)	$900	$(900)	$(14,044)
Other comprehensive income:
Gain on cash flow hedge, net of tax	1,970	—	—	1,970	5,254	—	—	5,254
Total other comprehensive income	1,970	—	—	1,970	5,254	—	—	5,254
Comprehensive income (loss)	(3,616)	573	(573)	(3,616)	(8,790)	900	(900)	(8,790)
Comprehensive income attributable to non controlling interest	159	159	(159)	159	297	297	(297)	297
Comprehensive income (loss) attributable to Universal Hospital Services, Inc.	$(3,775)	$414	$(414)	$(3,775)	$(9,087)	$603	$(603)	$(9,087)

Consolidating Statements of Comprehensive Income (Loss)
(In thousands)

	At December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Consolidated net loss	$(21,939)	$(1,354)	$1,354	$(21,939)

Other comprehensive income (loss)
Loss on minimum pension liability, net of tax	(4,136)	—	—	(4,136)
Gain on cash flow hedge, net of tax	7,088	—	—	7,088

Total other comprehensive income	2,952	—	—	2,952

Comprehensive loss	(18,987)	(1,354)	1,354	(18,987)
Comprehensive income attributable to non controlling interest	451	451	(451)	451

Comprehensive loss attributable to Universal Hospital Services, Inc.	$(19,438)	$(1,805)	$1,805	$(19,438)

Schedule of Consolidating Statements of Cash Flows

Consolidating Statements of Cash Flows

(in thousands)

(unaudited)

	For the nine months ended September 30, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,650)	$(1,372)	$—	$(22,022)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	56,600	3,835	—	60,435
Amortization of intangibles, deferred financing costs and bond premium	11,411	2,389	—	13,800
Non-cash write off of deferred financing cost and bond premium of repurchased notes	2,541	—	—	2,541
Tender premium for purchase of notes	9,798	—	—	9,798
Provision for doubtful accounts	366	218	—	584
Provision for inventory obsolescence	219	17	—	236
Non-cash stock-based compensation expense	3,225	—	—	3,225
Non-cash gain on trade-in of recalled equipment	(15,872)	—	—	(15,872)
Loss (gain) on sales and disposals of equipment	(1,252)	15	—	(1,237)
Deferred income taxes	(2,210)	(1,347)	—	(3,557)
Changes in operating assets and liabilities:
Accounts receivable	(541)	(3,089)	—	(3,630)
Due from (to) affiliates	(25,313)	25,313	—	—
Inventories	(1,479)	(431)	—	(1,910)
Other operating assets	(404)	154	—	(250)
Accounts payable	3,927	(749)	—	3,178
Other operating liabilities	6,747	(453)	—	6,294
Net cash provided by operating activities	27,113	24,500	—	51,613
Cash flows from investing activities:
Medical equipment purchases	(38,744)	(3,157)	—	(41,901)
Property and office equipment purchases	(4,559)	(224)	—	(4,783)
Proceeds from disposition of property and equipment	5,675	—	—	5,675
Acquisitions, net of cash acquired	(436)	(13,982)	—	(14,418)
Net cash used in investing activities	(38,064)	(17,363)	—	(55,427)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	—	—	113,000
Payments under senior secured credit facility	(96,200)	—	—	(96,200)
Payments of principal under capital lease obligations	(3,807)	(1,102)	—	(4,909)
Purchase of refinanced bonds	(405,000)	—	—	(405,000)
Payments on acquired debt	—	(4,163)	—	(4,163)
Proceeds from issuance of bonds	425,000	—	—	425,000
Distributions to non controlling interests	—	(571)	—	(571)
Proceeds from exercise of parent company stock options	150	—	—	150
Dividend and equity distribution payments	(763)	—	—	(763)
Tender premium for purchase of notes	(9,798)	—	—	(9,798)
Payment of deferred financing costs	(9,983)	—	—	(9,983)
Change in book overdrafts	(1,648)	—	—	(1,648)
Net cash provided by (used in) financing activities	10,951	(5,836)	—	5,115
Net change in cash and cash equivalents	—	1,301	—	1,301

Cash and cash equivalents at the beginning of period	—	1,161	—	1,161
Cash and cash equivalents at the end of period	$—	$2,462	$—	$2,462

	For the nine months ended September 30, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(14,944)	$900	$—	$(14,044)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	56,903	1,448	—	58,351
Amortization of intangibles, deferred financing costs and bond premium	11,985	1,354	—	13,339
Provision for doubtful accounts	598	(5)	—	593
Provision for inventory obsolescence	99	—	—	99
Non-cash stock-based compensation expense	3,294	—	—	3,294
Non-cash gain on trade-in of recalled equipment	(8,360)	—	—	(8,360)
Loss (gain) on sales and disposals of equipment	(1,303)	6	—	(1,297)
Deferred income taxes	(7,151)	434	—	(6,717)
Changes in operating assets and liabilities:
Accounts receivable	(4,443)	115	—	(4,328)
Due from (to) affiliates	2,162	(2,162)	—	—
Inventories	(346)	79	—	(267)
Other operating assets	(806)	47	—	(759)
Accounts payable	995	(182)	—	813
Other operating liabilities	14,610	740	—	15,350
Net cash provided by operating activities	53,293	2,774	—	56,067
Cash flows from investing activities:
Medical equipment purchases	(59,537)	(1,026)	—	(60,563)
Property and office equipment purchases	(5,834)	(27)	—	(5,861)
Proceeds from disposition of property and equipment	2,594	5	—	2,599
Acquisitions, net of cash acquired	(66,519)	—	1,480	(65,039)
Net cash used in investing activities	(129,296)	(1,048)	1,480	(128,864)
Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	—	—	132,250
Payments under senior secured credit facility	(185,150)	—	—	(185,150)
Payments of principal under capital lease obligations	(3,223)	(1,063)	—	(4,286)
Payment of deferred financing costs	(4,340)	—	—	(4,340)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Cash paid to non controlling interests	—	(291)	—	(291)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of parent company stock options	41	—	—	41
Dividend and equity distribution payments	(32,729)	—	—	(32,729)
Change in book overdrafts	755	—	—	755
Net cash provided by (used in) financing activities	87,203	(1,347)	—	85,856
Net change in cash and cash equivalents	11,200	379	1,480	13,059

Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—
Cash and cash equivalents at the end of period	$11,200	$1,859	$—	$13,059

Consolidating Statements of Cash Flows
(In thousands)

	For the twelve months ended December 31, 2011
	Parent Issuer UHS	Subsidiary Guarantor Surgical Services	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,585)	$(1,354)	$—	$(21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	75,004	2,244	—	77,248
Amortization of intangibles, deferred financing costs and bond premium	15,964	6,036	—	22,000
Provision for doubtful accounts	907	(8)	—	899
Provision for inventory obsolescence	134	—	—	134
Non-cash stock-based compensation expense	4,276	—	—	4,276
Non-cash gain on trade-in of recalled equipment	(13,710)	—	—	(13,710)
Loss (gain) on sales and disposals of equipment	(1,902)	6	—	(1,896)
Deferred income taxes	(7,342)	(1,386)	—	(8,728)
Changes in operating assets and liabilities:
Accounts receivable	(5,843)	(827)	—	(6,670)
Due from (to) affiliates	(3,089)	3,089	—	—
Inventories	(53)	(20)	—	(73)
Other operating assets	(715)	899	—	184
Accounts payable	5,955	(597)	—	5,358
Other operating liabilities	(284)	892	—	608

Net cash provided by operating activities	48,717	8,974	—	57,691

Cash flows from investing activities:
Medical equipment purchases	(75,747)	(1,814)	—	(77,561)
Property and office equipment purchases	(9,488)	(69)	—	(9,557)
Proceeds from disposition of property and equipment	3,864	5	—	3,869
Acquisitions, net of cash acquired	(66,519)	(4,931)	1,480	(69,970)

Net cash used in investing activities	(147,890)	(6,809)	1,480	(153,219)

Cash flows from financing activities:
Proceeds under senior secured credit facility	166,250	—	—	166,250
Payments under senior secured credit facility	(204,650)	—	—	(204,650)
Payments of principal under capital lease obligations	(4,267)	(1,568)	—	(5,835)
Payoff of acquired debt	—	(472)	—	(472)
Payment of deferred financing costs	(4,458)	—	—	(4,458)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Accrued interest paid to bondholders	(661)			(661)
Distributions to non controlling interests	—	(451)	—	(451)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of Parent company stock options	41	—	—	41
Dividend payment	(32,729)	—	—	(32,729)
Change in book overdrafts	48	—	—	48

Net cash provided by (used in) financing activities	99,173	(2,484)	—	96,689

Net change in cash and cash equivalents	—	(319)	1,480	1,161
Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—

Cash and cash equivalents at the end of period	$—	$1,161	$—	$1,161

Restatement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement
Schedule of effects of restatement on the consolidated statements of operations

	For the three months ended September 30, 2011			For the nine months ended September 30, 2011
	Previously			Previously
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$74,787	$(5,785)	$69,002	$214,873	$(9,714)	$205,159
Technical and professional services	13,852	—	13,852	36,083	—	36,083
Medical equipment sales and remarketing	6,490	—	6,490	17,972	—	17,972
Total revenues	95,129	(5,785)	89,344	268,928	(9,714)	259,214

Cost of Sales
Cost of medical equipment outsourcing	29,599	(5,785)	23,814	82,499	(9,714)	72,785
Cost of technical and professional services	10,540	—	10,540	26,650	—	26,650
Cost of medical equipment sales and remarketing	5,215	—	5,215	14,115	—	14,115
Medical equipment depreciation	17,006	—	17,006	51,678	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	62,360	(5,785)	56,575	174,942	(9,714)	165,228
Gross margin	32,769	—	32,769	93,986	—	93,986

Provision (benefit) for income taxes	(145)	—	(145)	(7,451)	1,041	(6,410)
Consolidated net loss	(5,586)	—	(5,586)	(13,003)	(1,041)	(14,044)
Net loss attributable to Universal Hospital Services, Inc.	(5,745)	—	(5,745)	(13,300)	(1,041)	(14,341)

	For the twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$291,753	$(15,843)	$275,910
Technical and professional services	54,058	—	54,058
Medical equipment sales and remarketing	25,188	—	25,188

Total revenues	370,999	(15,843)	355,156
Cost of Sales
Cost of medical equipment outsourcing	113,546	(15,843)	97,703
Cost of technical and professional services	40,518	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	19,734
Medical equipment depreciation	68,032	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	241,830	(15,843)	225,987

Gross margin	129,169	—	129,169
Provision (benefit) for income taxes	(9,682)	(1,339)	(8,343)
Consolidated net loss	(20,600)	(1,339)	(21,939)

Net loss attributable to Universal Hospital Services, Inc.	(21,051)	(1,339)	(22,390)

	For the twelve months ended December 31, 2010
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$250,455	$(5,310)	$245,145
Technical and professional services	44,426	—	44,426
Medical equipment sales and remarketing	22,541	—	22,541

Total revenues	317,422	(5,310)	312,112
Cost of Sales
Cost of medical equipment outsourcing	91,520	(5,310)	86,210
Cost of technical and professional services	31,690	—	31,690
Cost of medical equipment sales and remarketing	16,342	—	16,342
Medical equipment depreciation	69,496	—	69,496

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	209,048	(5,310)	203,738

Gross margin	108,374	—	108,374

Schedule of effects of restatement on the consolidated statements of cash flows

	For the nine months ended September 30, 2011
	Previously
	Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	(13,003)	(1,041)	(14,044)
Deferred income taxes	(7,758)	1,041	(6,717)
Net cash provided by operating activities	56,067	—	56,067

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Deferred income taxes	(10,067)	1,339	(8,728)

Net cash provided by operating activities	$57,691	$—	$57,691

Acquisitions (Details) (USD $)	0 Months Ended						1 Months Ended		1 Months Ended			9 Months Ended		6 Months Ended	7 Months Ended	9 Months Ended			12 Months Ended
	Jul. 09, 2012 Surgical laser equipment service provider	Oct. 03, 2011 Surgical laser equipment service provider	Jul. 09, 2012 Surgical laser equipment service provider Debt assumed	Jul. 09, 2012 Surgical laser equipment service provider Contingent consideration	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer Customer relationships	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer Contingent consideration	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer Medical Equipment	Jan. 31, 2012 Florida-based laser surgical laser equipment service provider	Jan. 03, 2012 Florida-based laser surgical laser equipment service provider	Jan. 03, 2012 Florida-based laser surgical laser equipment service provider Debt assumed	Sep. 30, 2012 Florida-based laser surgical laser equipment service provider Holdback amounts	Jan. 03, 2012 Florida-based laser surgical laser equipment service provider Holdback amounts	Sep. 30, 2012 Surgical Services (previously, Emergent Group)	Sep. 30, 2011 Surgical Services (previously, Emergent Group)	Sep. 30, 2012 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Sep. 30, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2010 Surgical Services (previously, Emergent Group)	Apr. 02, 2011 Surgical Services (previously, Emergent Group)	Apr. 01, 2011 Surgical Services (previously, Emergent Group)
Cost of acquired entity
Total purchase price	$ 5,300,000	$ 5,500,000			$ 800,000					$ 16,100,000											$ 65,300,000	$ 65,300,000
Cash paid	2,600,000									11,000,000											60,000,000	60,000,000
Liabilities incurred		500,000	1,000,000	1,700,000			400,000				3,200,000		1,900,000								4,800,000	4,800,000
Holdback amount paid												300,000
Transaction costs																					2,000,000	2,000,000
Cash acquired, netted against transaction costs																					1,500,000	1,500,000
Purchase price allocation
Net working capital	600,000									400,000
Property and equipment	1,100,000							400,000		5,400,000
Goodwill	1,200,000	3,100,000								8,400,000												39,686,000
Intangible assets	2,400,000					300,000				5,300,000
Deferred tax liability										(3,400,000)												(9,523,000)
Debt	(1,000,000)									(3,200,000)
Total purchase price	4,300,000									12,900,000
Other disclosures
Maximum period during which the purchase price allocation becomes finalized from the date of acquisition	1 year								1 year
Period for payment of contingent consideration							4 years
Purchase price of outstanding shares (in dollars per share)																					$ 8.46	$ 8.46
Revenue and net income of acquiree included in consolidated statements of operations
Revenue														25,804,000	16,461,000	37,645,000	25,421,000
Net income (loss) attributable to Surgical Services														(1,848,000)	603,000	(1,940,000)	(1,805,000)
Unaudited supplemental pro forma information
Revenue																		267,043,000	362,985,000	341,717,000
Net loss attributable to Universal Hospital Services, Inc.																		$ (16,027,000)	$ (20,339,000)	$ (34,096,000)

Fair Value Measurements (Details) (USD $)	Jul. 09, 2012 Surgical laser equipment service provider	Sep. 30, 2012 Southern California equipment rental division of a medical equipment manufacturer	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer	Dec. 31, 2011 Recurring basis Level 2	Dec. 31, 2010 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2 Interest Rate Swap	Sep. 30, 2012 Recurring basis Level 3	Sep. 30, 2012 Recurring basis Total	Dec. 31, 2011 Recurring basis Total	Dec. 31, 2010 Recurring basis Total	Dec. 31, 2011 Recurring basis Total Interest Rate Swap
Fair value measurements
Interest Rate Swap				$ 4,755,000	$ 16,347,000	$ 4,755,000			$ 4,755,000	$ 16,347,000	$ 4,755,000
Contingent Consideration	1,700,000		400,000				1,994,000	1,994,000
Earn-out paid		$ 20,000

Fair Value Measurements (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
PIK toggle notes
Fair Value of Other Financial Instruments
Fair Value		$ 417	$ 240.9
2012 Notes
Fair Value of Other Financial Instruments
Fair Value	446.3
Floating Rate Notes
Fair Value of Other Financial Instruments
Fair Value	$ 228.6	$ 208.2	$ 210.9

Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets
Balance at the beginning of the period			$ 241,440	$ 234,915	$ 234,915
Amortization	(3,600)	(3,300)	(11,300)	(10,100)	(19,400)	(13,700)	(14,300)
Balance at the beginning of the period	237,954		237,954		241,440	234,915
Goodwill
Balance at the beginning of the period			325,911	280,211	280,211	280,211
Additions			9,666		45,700
Balance at the end of the period	335,577		335,577		325,911	280,211	280,211
Trade Names
Intangible Assets
Balance at the beginning of the period				166,000	166,000
Additions					4,264
Amortization					(4,264)
Balance at the beginning of the period	166,000		166,000		166,000
Customer Relationships
Intangible Assets
Balance at the beginning of the period			59,237	48,662	48,662	58,283
Additions			7,284		21,269
Amortization			(8,383)		(10,694)	(9,621)
Balance at the beginning of the period	58,138		58,138		59,237	48,662
Supply Agreement
Intangible Assets
Balance at the beginning of the period			15,250	18,155	18,155	20,833
Amortization			(2,179)		(2,905)	(2,678)
Balance at the beginning of the period	13,071		13,071		15,250	18,155
Technology Databases
Intangible Assets
Balance at the beginning of the period			746	1,983	1,983	3,383
Additions					217
Amortization			(637)		(1,454)	(1,400)
Balance at the beginning of the period	108		108		746	1,983
Non-Compete Agreements
Intangible Assets
Balance at the beginning of the period			178	65	65	83
Additions			521		140
Amortization			(80)		(27)	(18)
Balance at the beginning of the period	619		619		178	65
Favorable Lease Agreements
Intangible Assets
Balance at the beginning of the period			29	50	50	71
Amortization			(11)		(21)	(21)
Balance at the beginning of the period	$ 18		$ 18		$ 29	$ 50

Equity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended				9 Months Ended		12 Months Ended			9 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Sep. 30, 2012 Additional Paid-in Capital	Dec. 31, 2009 Additional Paid-in Capital	Dec. 31, 2008 Additional Paid-in Capital	Sep. 30, 2012 Accumulated Deficit	Sep. 30, 2011 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit	Sep. 30, 2012 Accumulated Other Comprehensive Loss	Sep. 30, 2011 Accumulated Other Comprehensive Loss	Dec. 31, 2009 Accumulated Other Comprehensive Loss	Dec. 31, 2008 Accumulated Other Comprehensive Loss	Sep. 30, 2012 Non controlling Interests	Sep. 30, 2011 Non controlling Interests	Dec. 31, 2011 Non controlling Interests
Changes in shareholders equity that are attributable to shareholders and non controlling interests
Balances			$ 93,187	$ 146,739	$ 146,739	$ 173,991	$ 188,451	$ 248,794	$ 248,794	$ 214,294	$ 248,794	$ 248,794	$ (109,666)	$ (87,276)	$ (87,276)	$ (58,165)	$ (39,592)	$ (11,827)	$ (14,779)	$ (16,638)	$ (20,751)	$ 386
Dividend declared				(34,500)	(34,500)			(34,500)	(34,500)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)	(29,111)	(18,573)						(22,590)	(14,341)	(22,390)	(29,111)	(18,573)					568	297	451
Unrealized gain on cash flow hedge, net of tax			2,887	5,254														2,887	5,254
Cash distributions to non controlling interests			(571)	(291)	(451)																	(571)	(291)	(451)
Consolidation of Emergent Group non controlling interests				379	379																		379	379
Contributions from new members to non controlling interests				7	7																		7	7
Balances	$ 73,481	$ 103,544	$ 73,481	$ 103,544	$ 93,187	$ 146,739	$ 173,991	$ 214,294	$ 214,294	$ 214,294	$ 248,794	$ 248,794	$ (132,256)	$ (101,617)	$ (109,666)	$ (87,276)	$ (58,165)	$ (8,940)	$ (9,525)	$ (16,638)	$ (20,751)	$ 383	$ 392	$ 386

Stock-Based Compensation (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unearned non-cash stock-based compensation
Weighted average period for recognition of stock-based compensation expense (in years)		1 year 4 months 24 days
Unearned non-cash stock-based compensation expense expected to be recognized		$ 5,400,000
Estimated forfeiture rate (as a percent)		2.00%
Options
Unearned non-cash stock-based compensation
Weighted average period for recognition of stock-based compensation expense (in years)	1 year 2 months 12 days
Unearned non-cash stock-based compensation expense expected to be recognized	2,200,000
Estimated forfeiture rate (as a percent)	2.00%
Options | UHS Holdco, Inc, (Parent)
Number of Options
Outstanding at the beginning of the period (in shares)	38,195	39,523	37,527
Exercised (in shares)	(150)	(41)	(28)
Forfeited or expired (in shares)	(698)	(1,287)	(684)
Outstanding at the end of the period (in shares)	37,347	38,195	39,523	37,527
Exercisable at the end of the period (in shares)	29,546	30,066
Remaining authorized options available for issue (in shares)	6,339	5,710
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 1.05	$ 1.06	$ 1
Exercised (in dollars per share)	$ 1	$ 1	$ 1
Forfeited or expired (in dollars per share)	$ 1.2	$ 1.11	$ 1
Outstanding at the end of the period (in dollars per share)	$ 1.05	$ 1.05	$ 1.06	$ 1
Exercisable at the end of the period (in dollars per share)	$ 1.02	$ 1.02
Aggregate intrinsic value
Outstanding	14,009,000	25,046,000	37,315,000	35,651,000
Exercised	60,000	29,000	23,000
Exercisable	$ 11,495,000	$ 20,649,000
Weighted average remaining contractual term
Outstanding	4 years 10 months 24 days	5 years 8 months 12 days	6 years 9 months 18 days	7 years 6 months
Exercisable	4 years 9 months 18 days	5 years 7 months 6 days

Dividend and Equity Distribution (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 08, 2011
Dividend and Equity Distribution
Estimated option forfeiture rate (as a percent)		2.00%
Parent | Shareholders of Parent
Dividend and Equity Distribution
Dividend declared (in dollars per share)			$ 0.12
Parent | Holders of vested options in Parent's stock
Dividend and Equity Distribution
Dividend declared (in dollars per share)			$ 0.12
Parent | Holders of options expected to vest in Parent's stock
Dividend and Equity Distribution
Dividend declared (in dollars per share)			$ 0.12
Estimated option forfeiture rate (as a percent)	2.00%	2.00%

Long-Term Debt (Details) (USD $)	3 Months Ended	9 Months Ended				0 Months Ended			3 Months Ended									12 Months Ended		2 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended							9 Months Ended				9 Months Ended			9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2007 Interest Rate Swap	Sep. 05, 2012 PIK toggle notes	Aug. 21, 2012 PIK toggle notes	Aug. 07, 2012 PIK toggle notes	Sep. 30, 2012 PIK toggle notes	Jul. 24, 2012 PIK toggle notes	Dec. 31, 2011 PIK toggle notes	Jun. 17, 2011 PIK toggle notes	Dec. 31, 2010 PIK toggle notes	Dec. 31, 2011 PIK toggle notes Maximum	Dec. 31, 2011 PIK toggle notes Minimum	Dec. 31, 2011 Existing Notes	May 31, 2007 Existing Notes	Dec. 31, 2011 Additional Notes	Jun. 17, 2012 Additional Notes	Sep. 30, 2012 2012 Notes	Aug. 07, 2012 2012 Notes	Sep. 30, 2012 Floating Rate Notes	Sep. 30, 2012 Floating Rate Notes	Dec. 31, 2011 Floating Rate Notes	Dec. 31, 2010 Floating Rate Notes	May 31, 2007 Floating Rate Notes	Sep. 30, 2012 Senior secured credit facility item	Dec. 31, 2011 Senior secured credit facility item	Jul. 31, 2012 Senior secured credit facility	Dec. 31, 2010 Senior secured credit facility	May 06, 2010 Senior secured credit facility	May 31, 2007 Senior secured credit facility	Sep. 30, 2012 Senior secured credit facility Maximum	Dec. 31, 2011 Senior secured credit facility Maximum	Sep. 30, 2012 Senior secured credit facility Federal funds rate	Sep. 30, 2012 Senior secured credit facility Federal funds rate plus one-half of one percent, Prime rate and Eurodollar rate for one month interest period plus one percent	Sep. 30, 2012 Senior secured credit facility Federal funds rate plus one-half of one percent, Prime rate and Eurodollar rate for one month interest period plus one percent Maximum	Sep. 30, 2012 Senior secured credit facility Federal funds rate plus one-half of one percent, Prime rate and Eurodollar rate for one month interest period plus one percent Minimum	Sep. 30, 2012 Senior secured credit facility Eurodollar rate for one month interest period	Sep. 30, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate	Sep. 30, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate Maximum	Sep. 30, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate Minimum	Sep. 30, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2010 Capital lease obligations
Long-Term Debt
Unamortized bond premium			$ 3,433,000			$ 9,800,000
Long-Term Debt current and noncurrent	703,107,000	703,107,000	671,097,000	525,045,000							405,000,000		230,000,000							425,000,000		230,000,000	230,000,000	230,000,000	230,000,000		31,300,000	14,500,000		52,900,000													16,807,000	18,164,000	12,145,000
Less: Current portion of long-term debt	(6,425,000)	(6,425,000)	(5,627,000)	(3,764,000)
Total long-term debt	696,682,000	696,682,000	665,470,000	521,281,000
Interest rate (as a percent)					9.07%									9.25%	8.50%		8.50%		9.25%	7.63%	7.63%							2.00%
Aggregate outstanding principal amount											405,000,000	405,000,000				230,000,000	230,000,000	175,000,000	175,000,000		425,000,000			230,000,000		230,000,000
Outstanding amount of debt instrument redeemed						87,100,000	25,000	317,900,000
Debt extinguishment expense incurred	(12,339,000)	(12,339,000)							12,300,000
Credit amount from bond premuim write-off						2,900,000
Write-off of unamortized deferred financing costs									5,400,000
Percentage of outstanding long term notes for which payment was received							0.01%	78.48%
Outstanding amount tendered for purchase offer										405,000,000
Redemption price (as a percent)																							100.00%	100.00%
Repurchase price, as percentage of principal amount, if Company undergoes change of control																		101.00%					101.00%	101.00%
Base rate																							LIBOR	LIBOR											federal funds rate	The greater of the federal funds rate plus 0.50%, the prime rate, and the Eurodollar rate for a one month interest period plus 1.0% payable quarterly in arrears			Eurodollar rate for a one month interest period	British Bankers Association Interest Settlement rate
Margin over base rate (as a percent)																						3.38%	3.38%	3.38%											0.50%		1.50%	1.00%	1.00%		2.50%	2.00%
LIBOR-based rate (as a percent)											8.50%											4.11%	4.11%	3.45%
Amount of interest rate swap agreements					230,000,000
Maximum borrowing capacity																													235,000,000		195,000,000	135,000,000
Availability amount																											167,000,000	170,900,000
Borrowing base																											201,700,000	189,700,000
Letters of credit																											3,400,000	4,300,000
Available borrowing capacity to be maintained																																	15,000,000	15,000,000
Minimum ratio of EBITDA to cash expense, number of quarters																											4	4
Borrowing outstanding																											31,300,000
Extension period prior to the maturity date of the debt instrument																				90 days		90 days
Interest rate period over which accrued interest in arrears becomes payable upon cessation of the interest rate period																																										3 months
Number of months from the beginning of the interest rate period from which accrued interest in arrears becomes payable																																								3 months
Portion of outstanding borrowings, which was accruing at interest rate of 2.478%																											31,000,000
Interest rate one																											2.48%
Outstanding borrowings, which was accruing at prime rate																											$ 300,000
Interest rate two																											4.50%

Commitments and Contingencies (Details) (Freedom Medical, Inc. lawsuit)	0 Months Ended
	Sep. 20, 2012 item	Dec. 30, 2011 item
Freedom Medical, Inc. lawsuit
Commitments and Contingencies
Number of insurance companies filing complaints		2
Number of actions in which parties settled all the asserted claims	3

Related Party Transactions (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Irving Place Capital | General Advisory And Management Services
Related Party Transaction
Amount paid	$ 800,000	$ 800,000	$ 900,000	$ 800,000	$ 800,000
Ryan Companies US, Inc.
Related Party Transaction
Number of common directors	1		1
Ryan Companies US, Inc. | Operating Lease Services
Related Party Transaction
Amount paid	$ 300,000	$ 300,000	$ 315,000	$ 350,000	$ 328,000

Limited Liability Companies (Details) (Limited Liability Companies, Surgical Services, USD $) In Millions, unless otherwise specified	Sep. 30, 2012 item	Dec. 31, 2011 item
Limited Liability Companies | Surgical Services
Limited Liability Companies
Total assets of LLCs	$ 0.8	$ 0.9
Number of active LLCs in which the entity holds an interest	6	6

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Revenues	$ 101,819	$ 89,344	$ 312,394	$ 259,214	$ 355,156	$ 312,112	$ 297,204
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Gross margin	34,510	32,769	117,571	93,986	129,169	108,374	100,668
Selling, general and administrative	29,885	22,756	86,251	72,247	100,948	89,336	84,225
Acquisition and integration expenses	58	622	352	2,621	3,483
Loss on extinguishment of debt	12,339		12,339
Interest expense	13,530	15,122	43,534	39,572	55,020	46,457	46,505
Loss before income taxes and non controlling interest	(21,302)	(5,731)	(24,905)	(20,454)	(30,282)	(27,419)	(30,062)
Total Company Assets	960,524		960,524		936,932	833,028	835,403
Medical Equipment Outsourcing
Segment Information
Revenues	74,134	69,002	226,599	205,159	275,910	245,145	232,623
Cost of revenue	28,736	23,814	77,273	72,785
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Gross margin	27,294	28,182	96,997	80,696	110,175	89,439	84,803
Total Company Assets	464,888		464,888		461,285	409,315	420,940
Technical and Professional Services
Segment Information
Revenues	20,066	13,852	62,545	36,083	54,058	44,426	42,395
Cost of revenue	14,455	10,540	47,109	26,650
Gross margin	5,611	3,312	15,436	9,433	13,540	12,736	11,856
Total Company Assets	83,964		83,964		84,483	85,175	85,867
Medical Equipment Sales And Remarketing
Segment Information
Revenues	7,619	6,490	23,250	17,972	25,188	22,541	22,186
Cost of revenue	6,014	5,215	18,112	14,115
Gross margin	1,605	1,275	5,138	3,857	5,454	6,199	4,009
Total Company Assets	18,603		18,603		18,603	18,603	18,603
Corporate and Unallocated
Segment Information
Total Company Assets	$ 393,069		$ 393,069		$ 372,561	$ 319,935	$ 309,993

Pension Plan (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Components of net periodic pension costs
Interest cost	$ 269,000	$ 274,000	$ 808,000	$ 821,000
Expected return on plan assets	(320,000)	(308,000)	(959,000)	(925,000)
Recognized net actuarial loss	172,000	88,000	514,000	265,000
Net periodic cost	121,000	54,000	363,000	161,000
Required Contributions made			$ 1,300,000

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2012 Deferred tax liabilities recorded for intangibles and fixed assets Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Deferred tax liabilities recorded for intangibles and fixed assets Surgical Services (previously, Emergent Group)	Sep. 30, 2012 Year-to-date losses	Dec. 31, 2011 Year-to-date losses
Valuation allowance
Change in valuation allowance	$ (3.4)	$ (9)	$ 9.5	$ 1.8

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Rate
Statutory U.S. Federal income tax rate (as a percent)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)
State income taxes, net of U.S. Federal income tax (as a percent)	(3.30%)	(3.70%)	(2.90%)	(3.60%)	(3.40%)	(4.00%)	(4.80%)
Permanent items (as a percent)	0.20%	3.30%	0.90%	2.80%	2.30%	1.00%	0.70%
Valuation allowance (as a percent)	38.10%	36.70%	24.80%	3.30%	5.80%	42.20%
Other (as a percent)	0.40%	(3.70%)	0.60%	1.20%
Effective income tax rate (as a percent)	0.40%	(2.40%)	(11.60%)	(31.30%)	(27.60%)	6.20%	(38.20%)
Operating loss carryforwards
Unused federal net operating loss carryforwards	$ 183.5		$ 183.5		$ 159.4

Consolidating Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 2,462	$ 1,161	$ 13,059			$ 12,006
Accounts receivable, less allowance for doubtful accounts	75,127	70,592		59,962
Inventories	8,694	6,023		4,761
Deferred income taxes, net	10,115	9,960		10,715
Other current assets	4,974	4,392		3,342
Total current assets	101,372	92,128		78,780
Property and equipment, net:
Medical equipment, net	240,208	235,887		206,842
Property and office equipment, net	29,628	28,460		20,762
Total property and equipment, net	269,836	264,347		227,604
Other long-term assets:
Goodwill	335,577	325,911		280,211	280,211
Other intangibles, net	237,954	241,440		234,915
Other, primarily deferred financing costs, net	15,785	13,106		11,518
Total assets	960,524	936,932		833,028	835,403
Current liabilities:
Current portion of long-term debt	6,425	5,627		3,764
Interest rate swap		4,755
Book overdrafts	1,966	3,614		3,566
Accounts payable	34,670	31,359		26,943
Accrued compensation	16,427	11,571		11,648
Accrued interest	8,200	4,937		3,601
Dividend payable	780	771
Other accrued expenses	11,756	10,352		9,472
Total current liabilities	80,224	72,986		58,994
Long-term debt, less current portion	696,682	665,470		521,281
Pension and other long-term liabilities	13,220	12,981		6,302
Payable to Parent	21,622	19,019		13,702
Deferred income taxes, net	75,295	73,289		69,663
Commitments and contingencies
Equity
Common stock
Additional paid-in capital	214,294	214,294		248,794
Accumulated deficit	(132,256)	(109,666)		(87,276)
Accumulated other comprehensive loss	(8,940)	(11,827)		(14,779)
Total Universal Hospital Services, Inc. equity	73,098	92,801		146,739
Non controlling interest	383	386
Total equity	73,481	93,187	103,544	146,739	173,991	188,451
Total liabilities and equity	960,524	936,932		833,028
Parent Issuer UHS
Current assets:
Cash and cash equivalents			11,200
Accounts receivable, less allowance for doubtful accounts	65,072	64,898
Due from (to) affiliates	28,402	3,089
Inventories	5,941	4,681
Deferred income taxes, net	9,838	9,525
Other current assets	4,808	3,855
Total current assets	114,061	86,048
Property and equipment, net:
Medical equipment, net	226,183	227,234
Property and office equipment, net	28,326	28,116
Total property and equipment, net	254,509	255,350
Other long-term assets:
Goodwill	283,141	283,141
Investment in subsidiary	56,275	58,214
Other intangibles, net	214,723	223,487
Other, primarily deferred financing costs, net	15,467	13,036
Total assets	938,176	919,276
Current liabilities:
Current portion of long-term debt	5,309	4,253
Interest rate swap		4,755
Book overdrafts	1,966	3,614
Accounts payable	32,176	29,852
Accrued compensation	14,251	10,084
Accrued interest	8,200	4,937
Dividend payable	780	771
Other accrued expenses	8,140	8,788
Total current liabilities	70,822	67,054
Long-term debt, less current portion	695,705	663,649
Pension and other long-term liabilities	11,534	11,328
Payable to Parent	21,622	19,019
Deferred income taxes, net	65,395	65,425
Equity
Additional paid-in capital	214,294	214,294
Accumulated deficit	(128,512)	(107,861)
Accumulated loss in subsidiary	(3,744)	(1,805)
Accumulated other comprehensive loss	(8,940)	(11,827)
Total Universal Hospital Services, Inc. equity	73,098	92,801
Total equity	73,098	92,801
Total liabilities and equity	938,176	919,276
Subsidiary Guarantor Surgical Services
Current assets:
Cash and cash equivalents	2,462	1,161	1,859	1,480
Accounts receivable, less allowance for doubtful accounts	10,055	5,694
Due from (to) affiliates	(28,402)	(3,089)
Inventories	2,753	1,342
Deferred income taxes, net	277	435
Other current assets	166	537
Total current assets	(12,689)	6,080
Property and equipment, net:
Medical equipment, net	14,025	8,653
Property and office equipment, net	1,302	344
Total property and equipment, net	15,327	8,997
Other long-term assets:
Goodwill	52,436	42,770
Other intangibles, net	23,231	17,953
Other, primarily deferred financing costs, net	318	70
Total assets	78,623	75,870
Current liabilities:
Current portion of long-term debt	1,116	1,374
Accounts payable	2,494	1,507
Accrued compensation	2,176	1,487
Other accrued expenses	3,616	1,564
Total current liabilities	9,402	5,932
Long-term debt, less current portion	977	1,821
Pension and other long-term liabilities	1,686	1,653
Deferred income taxes, net	9,900	7,864
Equity
Additional paid-in capital	60,019	60,019
Accumulated deficit	(3,744)	(1,805)
Total Universal Hospital Services, Inc. equity	56,275	58,214
Non controlling interest	383	386
Total equity	56,658	58,600
Total liabilities and equity	78,623	75,870
Consolidating Adjustments
Current assets:
Cash and cash equivalents				(1,480)
Other long-term assets:
Investment in subsidiary	(56,275)	(58,214)
Total assets	(56,275)	(58,214)
Equity
Additional paid-in capital	(60,019)	(60,019)
Accumulated loss in subsidiary	3,744	1,805
Total Universal Hospital Services, Inc. equity	(56,275)	(58,214)
Total equity	(56,275)	(58,214)
Total liabilities and equity	$ (56,275)	$ (58,214)

Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Medical equipment outsourcing	$ 74,134	$ 69,002	$ 226,599	$ 205,159	$ 275,910	$ 245,145	$ 232,623
Technical and professional services	20,066	13,852	62,545	36,083	54,058	44,426	42,395
Medical equipment sales and remarketing	7,619	6,490	23,250	17,972	25,188	22,541	22,186
Total revenues	101,819	89,344	312,394	259,214	355,156	312,112	297,204
Cost of Sales
Cost of medical equipment outsourcing	28,736	23,814	77,273	72,785	97,703	86,210	83,553
Cost of technical and professional services	14,455	10,540	47,109	26,650	40,518	31,690	30,539
Cost of medical equipment sales and remarketing	6,014	5,215	18,112	14,115	19,734	16,342	18,177
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	67,309	56,575	194,823	165,228	225,987	203,738	196,536
Gross margin	34,510	32,769	117,571	93,986	129,169	108,374	100,668
Selling, general and administrative	29,885	22,756	86,251	72,247	100,948	89,336	84,225
Acquisition and integration expenses	58	622	352	2,621	3,483
Operating income	4,567	9,391	30,968	19,118	24,738	19,038	16,443
Loss on extinguishment of debt	12,339		12,339
Interest expense	13,530	15,122	43,534	39,572	55,020	46,457	46,505
Loss before income taxes and non controlling interest	(21,302)	(5,731)	(24,905)	(20,454)	(30,282)	(27,419)	(30,062)
Provision (benefit) for income taxes	90	(145)	(2,883)	(6,410)	(8,343)	1,692	(11,489)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)	(29,111)	(18,573)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	(21,594)	(5,745)	(22,590)	(14,341)	(22,390)	(29,111)	(18,573)
Parent Issuer UHS
Revenue
Medical equipment outsourcing	60,618	60,595	188,954	188,698	250,489
Technical and professional services	20,066	13,852	62,545	36,083	54,058
Medical equipment sales and remarketing	7,619	6,490	23,250	17,972	25,188
Total revenues	88,303	80,937	274,749	242,753	329,735
Cost of Sales
Cost of medical equipment outsourcing	21,288	19,452	56,518	64,221	84,030
Cost of technical and professional services	14,455	10,540	47,109	26,650	40,518
Cost of medical equipment sales and remarketing	6,014	5,215	18,112	14,115	19,734
Medical equipment depreciation	16,932	16,333	48,847	50,309	65,928
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,689	51,540	170,586	155,295	210,210
Gross margin	29,614	29,397	104,163	87,458	119,525
Selling, general and administrative	24,624	20,814	72,138	68,211	91,258
Acquisition and integration expenses	34	18	264	1,623	1,802
Operating income	4,956	8,565	31,761	17,624	26,465
Equity in earnings of subsidiary	(163)	573	(1,372)	900	(1,354)
Loss on extinguishment of debt	12,339		12,339
Interest expense	13,140	15,060	42,442	39,423	54,779
Loss before income taxes and non controlling interest	(20,686)	(5,922)	(24,392)	(20,899)	(29,668)
Provision (benefit) for income taxes	706	(336)	(2,370)	(6,855)	(7,729)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	(21,594)	(5,745)	(22,590)	(14,341)	(22,390)
Subsidiary Guarantor Surgical Services
Revenue
Medical equipment outsourcing	13,516	8,407	37,645	16,461	25,421
Total revenues	13,516	8,407	37,645	16,461	25,421
Cost of Sales
Cost of medical equipment outsourcing	7,448	4,362	20,755	8,564	13,673
Medical equipment depreciation	1,172	673	3,482	1,369	2,104
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	8,620	5,035	24,237	9,933	15,777
Gross margin	4,896	3,372	13,408	6,528	9,644
Selling, general and administrative	5,261	1,942	14,113	4,036	9,690
Acquisition and integration expenses	24	604	88	998	1,681
Operating income	(389)	826	(793)	1,494	(1,727)
Interest expense	390	62	1,092	149	241
Loss before income taxes and non controlling interest	(779)	764	(1,885)	1,345	(1,968)
Provision (benefit) for income taxes	(616)	191	(513)	445	(614)
Consolidated net loss	(163)	573	(1,372)	900	(1,354)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	(365)	414	(1,940)	603	(1,805)
Consolidating Adjustments
Cost of Sales
Equity in earnings of subsidiary	163	(573)	1,372	(900)	1,354
Loss before income taxes and non controlling interest	163	(573)	1,372	(900)	1,354
Consolidated net loss	163	(573)	1,372	(900)	1,354
Net income attributable to non controlling interest	(202)	(159)	(568)	(297)	(451)
Net loss attributable to Universal Hospital Services, Inc.	$ 365	$ (414)	$ 1,940	$ (603)	$ 1,805

Consolidating Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidating Financial Statements
Consolidated net loss	$ (21,392)	$ (5,586)	$ (22,022)	$ (14,044)	$ (21,939)	$ (29,111)	$ (18,573)
Other comprehensive income:
Gain on cash flow hedge, net of tax		1,970	2,887	5,254	(4,136)
Total other comprehensive income		1,970	2,887	5,254	2,952
Comprehensive loss	(21,392)	(3,616)	(19,135)	(8,790)	(18,987)	(27,252)	(14,460)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(21,594)	(3,775)	(19,703)	(9,087)	(19,438)	(27,252)	(14,460)
Parent Issuer UHS
Consolidating Financial Statements
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)
Other comprehensive income:
Gain on cash flow hedge, net of tax		1,970	2,887	5,254	(4,136)
Total other comprehensive income		1,970	2,887	5,254	2,952
Comprehensive loss	(21,392)	(3,616)	(19,135)	(8,790)	(18,987)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(21,594)	(3,775)	(19,703)	(9,087)	(19,438)
Subsidiary Guarantor Surgical Services
Consolidating Financial Statements
Consolidated net loss	(163)	573	(1,372)	900	(1,354)
Other comprehensive income:
Comprehensive loss	(163)	573	(1,372)	900	(1,354)
Comprehensive income attributable to non controlling interest	202	159	568	297	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	(365)	414	(1,940)	603	(1,805)
Consolidating Adjustments
Consolidating Financial Statements
Consolidated net loss	163	(573)	1,372	(900)	1,354
Other comprehensive income:
Comprehensive loss	163	(573)	1,372	(900)	1,354
Comprehensive income attributable to non controlling interest	(202)	(159)	(568)	(297)	(451)
Comprehensive loss attributable to Universal Hospital Services, Inc.	$ 365	$ (414)	$ 1,940	$ (603)	$ 1,805

Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net income (loss)	$ (22,022)	$ (14,044)	$ (21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	60,435	58,351	77,248	78,001	72,762
Amortization of intangibles, deferred financing costs and bond premium	13,800	13,339	22,000	16,295	16,692
Non-cash write off of deferred financing cost and bond premium of repurchased notes	2,541
Tender premium for purchase of notes	9,798
Provision for doubtful accounts	584	593	899	213	1,546
Provision for inventory obsolescence	236	99	134	105	(1)
Non-cash stock-based compensation expense	3,225	3,294	4,276	7,333	1,330
Non-cash gain on trade-in of recalled equipment	(15,872)	(8,360)	(13,710)
Loss (gain) on sales and disposals of equipment	(1,237)	(1,297)	(1,896)	(145)	158
Deferred income taxes	(3,557)	(6,717)	(8,728)	1,401	(11,767)
Changes in operating assets and liabilities:
Accounts receivable	(3,630)	(4,328)	(6,670)	(96)	(7,511)
Inventories	(1,910)	(267)	(73)	370	392
Other operating assets	(250)	(759)	184	(445)	(609)
Accounts payable	3,178	813	5,358	1,802	1,097
Other operating liabilities	6,294	15,350	608	433	472
Net cash provided by operating activities	51,613	56,067	57,691	76,156	55,988
Cash flows from investing activities:
Medical equipment purchases	(41,901)	(60,563)	(77,561)	(70,671)	(48,827)
Property and office equipment purchases	(4,783)	(5,861)	(9,557)	(6,327)	(4,700)
Proceeds from disposition of property and equipment	5,675	2,599	3,869	2,793	3,119
Acquisitions, net of cash acquired	(14,418)	(65,039)	(69,970)
Net cash used in investing activities	(55,427)	(128,864)	(153,219)	(74,205)	(50,550)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	132,250	166,250	146,529	78,000
Payments under senior secured credit facility	(96,200)	(185,150)	(204,650)	(132,029)	(88,600)
Payments of principal under capital lease obligations	(4,909)	(4,286)	(5,835)	(5,052)	(4,477)
Purchase of Refinanced Bonds	(405,000)	(4,340)
Payment of deferred financing costs	(9,983)	(4,340)	(4,458)	(1,746)
Payments on acquired debt	(4,163)		(472)
Proceeds from issuance of bonds	425,000	178,938	178,938
Cash paid to non controlling interests	(571)	(291)	(451)
Proceeds from exercise of parent company stock options	150	41	41	28
Dividend and equity distribution Payments	(763)	(32,729)	(32,729)
Tender premium for purchase of notes	(9,798)
Change in book overdrafts	(1,648)	755	48	264	(3,867)
Contributions from new members to limited liability companies		7	7
Accrued interest received from bondholders		661	661
Net cash provided by financing activities	5,115	85,856	96,689	(1,951)	(17,444)
Net change in cash and cash equivalents	1,301	13,059	1,161		(12,006)
Cash and cash equivalents at the beginning of period	1,161				12,006
Cash and cash equivalents at the end of period	2,462	13,059	1,161
Parent Issuer UHS
Cash flows from operating activities:
Consolidated net income (loss)	(20,650)	(14,944)	(20,585)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	56,600	56,903	75,004
Amortization of intangibles, deferred financing costs and bond premium	11,411	11,985	15,964
Non-cash write off of deferred financing cost and bond premium of repurchased notes	2,541
Tender premium for purchase of notes	9,798
Provision for doubtful accounts	366	598	907
Provision for inventory obsolescence	219	99	134
Non-cash stock-based compensation expense	3,225	3,294	4,276
Non-cash gain on trade-in of recalled equipment	(15,872)	(8,360)	(13,710)
Loss (gain) on sales and disposals of equipment	(1,252)	(1,303)	(1,902)
Deferred income taxes	(2,210)	(7,151)	(7,342)
Changes in operating assets and liabilities:
Accounts receivable	(541)	(4,443)	(5,843)
Due from (to) affiliates	(25,313)	2,162	(3,089)
Inventories	(1,479)	(346)	(53)
Other operating assets	(404)	(806)	(715)
Accounts payable	3,927	995	5,955
Other operating liabilities	6,747	14,610	(284)
Net cash provided by operating activities	27,113	53,293	48,717
Cash flows from investing activities:
Medical equipment purchases	(38,744)	(59,537)	(75,747)
Property and office equipment purchases	(4,559)	(5,834)	(9,488)
Proceeds from disposition of property and equipment	5,675	2,594	3,864
Acquisitions, net of cash acquired	(436)	(66,519)	(66,519)
Net cash used in investing activities	(38,064)	(129,296)	(147,890)
Cash flows from financing activities:
Proceeds under senior secured credit facility	113,000	132,250	166,250
Payments under senior secured credit facility	(96,200)	(185,150)	(204,650)
Payments of principal under capital lease obligations	(3,807)	(3,223)	(4,267)
Purchase of Refinanced Bonds	(405,000)
Payment of deferred financing costs	(9,983)	(4,340)	(4,458)
Proceeds from issuance of bonds	425,000	178,938	178,938
Proceeds from exercise of parent company stock options	150	41	41
Dividend and equity distribution Payments	(763)	(32,729)	(32,729)
Tender premium for purchase of notes	(9,798)
Change in book overdrafts	(1,648)	755	48
Accrued interest received from bondholders		661	661
Net cash provided by financing activities	10,951	87,203	99,173
Net change in cash and cash equivalents		11,200
Cash and cash equivalents at the end of period		11,200
Subsidiary Guarantor Surgical Services
Cash flows from operating activities:
Consolidated net income (loss)	(1,372)	900	(1,354)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	3,835	1,448	2,244
Amortization of intangibles, deferred financing costs and bond premium	2,389	1,354	6,036
Provision for doubtful accounts	218	(5)	(8)
Provision for inventory obsolescence	17
Loss (gain) on sales and disposals of equipment	15	6	6
Deferred income taxes	(1,347)	434	(1,386)
Changes in operating assets and liabilities:
Accounts receivable	(3,089)	115	(827)
Due from (to) affiliates	25,313	(2,162)	3,089
Inventories	(431)	79	(20)
Other operating assets	154	47	899
Accounts payable	(749)	(182)	(597)
Other operating liabilities	(453)	740	892
Net cash provided by operating activities	24,500	2,774	8,974
Cash flows from investing activities:
Medical equipment purchases	(3,157)	(1,026)	(1,814)
Property and office equipment purchases	(224)	(27)	(69)
Proceeds from disposition of property and equipment		5	5
Acquisitions, net of cash acquired	(13,982)		(4,931)
Net cash used in investing activities	(17,363)	(1,048)	(6,809)
Cash flows from financing activities:
Payments of principal under capital lease obligations	(1,102)	(1,063)	(1,568)
Payments on acquired debt	(4,163)		(472)
Cash paid to non controlling interests	(571)	(291)	(451)
Contributions from new members to limited liability companies		7	7
Net cash provided by financing activities	(5,836)	(1,347)	(2,484)
Net change in cash and cash equivalents	1,301	379	(319)
Cash and cash equivalents at the beginning of period	1,161	1,480	1,480
Cash and cash equivalents at the end of period	2,462	1,859	1,161
Consolidating Adjustments
Cash flows from investing activities:
Acquisitions, net of cash acquired		1,480	1,480
Net cash used in investing activities		1,480	1,480
Cash flows from financing activities:
Net change in cash and cash equivalents		1,480	1,480
Cash and cash equivalents at the beginning of period		$ (1,480)	$ (1,480)

Restatement (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains from non-monetary and cash refunds on recalled infusion pumps		$ 5,800,000		$ 9,700,000	$ 15,800,000	$ 5,300,000
Adjustment to deferred taxes recorded in connection with a 2011 acquisition and the corresponding impact on the goodwill and valuation allowance balances				1,000,000	1,000,000
Revenue
Medical equipment outsourcing	74,134,000	69,002,000	226,599,000	205,159,000	275,910,000	245,145,000	232,623,000
Technical and professional services	20,066,000	13,852,000	62,545,000	36,083,000	54,058,000	44,426,000	42,395,000
Medical equipment sales and remarketing	7,619,000	6,490,000	23,250,000	17,972,000	25,188,000	22,541,000	22,186,000
Total revenues	101,819,000	89,344,000	312,394,000	259,214,000	355,156,000	312,112,000	297,204,000
Cost of Sales
Cost of medical equipment outsourcing	28,736,000	23,814,000	77,273,000	72,785,000	97,703,000	86,210,000	83,553,000
Cost of technical and professional services	14,455,000	10,540,000	47,109,000	26,650,000	40,518,000	31,690,000	30,539,000
Cost of medical equipment sales and remarketing	6,014,000	5,215,000	18,112,000	14,115,000	19,734,000	16,342,000	18,177,000
Medical equipment depreciation	18,104,000	17,006,000	52,329,000	51,678,000	68,032,000	69,496,000	64,267,000
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	67,309,000	56,575,000	194,823,000	165,228,000	225,987,000	203,738,000	196,536,000
Gross margin	34,510,000	32,769,000	117,571,000	93,986,000	129,169,000	108,374,000	100,668,000
Provision (benefit) for income taxes	90,000	(145,000)	(2,883,000)	(6,410,000)	(8,343,000)	1,692,000	(11,489,000)
Consolidated net loss	(21,392,000)	(5,586,000)	(22,022,000)	(14,044,000)	(21,939,000)	(29,111,000)	(18,573,000)
Net loss attributable to Universal Hospital Services, Inc.	(21,594,000)	(5,745,000)	(22,590,000)	(14,341,000)	(22,390,000)	(29,111,000)	(18,573,000)
Cash flows from operating activities:
Consolidated net loss	(21,392,000)	(5,586,000)	(22,022,000)	(14,044,000)	(21,939,000)	(29,111,000)	(18,573,000)
Deferred income taxes			(3,557,000)	(6,717,000)	(8,728,000)	1,401,000	(11,767,000)
Net cash provided by operating activities			51,613,000	56,067,000	57,691,000	76,156,000	55,988,000
Previously Reported
Revenue
Medical equipment outsourcing		74,787,000		214,873,000	291,753,000	250,455,000
Technical and professional services		13,852,000		36,083,000	54,058,000	44,426,000
Medical equipment sales and remarketing		6,490,000		17,972,000	25,188,000	22,541,000
Total revenues		95,129,000		268,928,000	370,999,000	317,422,000
Cost of Sales
Cost of medical equipment outsourcing		29,599,000		82,499,000	113,546,000	91,520,000
Cost of technical and professional services		10,540,000		26,650,000	40,518,000	31,690,000
Cost of medical equipment sales and remarketing		5,215,000		14,115,000	19,734,000	16,342,000
Medical equipment depreciation		17,006,000		51,678,000	68,032,000	69,496,000
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing		62,360,000		174,942,000	241,830,000	209,048,000
Gross margin		32,769,000		93,986,000	129,169,000	108,374,000
Provision (benefit) for income taxes		(145,000)		(7,451,000)	(9,682,000)
Consolidated net loss		(5,586,000)		(13,003,000)	(20,600,000)
Net loss attributable to Universal Hospital Services, Inc.		(5,745,000)		(13,300,000)	(21,051,000)
Cash flows from operating activities:
Consolidated net loss		(5,586,000)		(13,003,000)	(20,600,000)
Deferred income taxes				(7,758,000)	(10,067,000)
Net cash provided by operating activities				56,067,000	57,691,000
Adjustments
Revenue
Medical equipment outsourcing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Total revenues		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Cost of Sales
Cost of medical equipment outsourcing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing		(5,785,000)		(9,714,000)	(15,843,000)	(5,310,000)
Provision (benefit) for income taxes				1,041,000	(1,339,000)
Consolidated net loss				(1,041,000)	(1,339,000)
Net loss attributable to Universal Hospital Services, Inc.				(1,041,000)	(1,339,000)
Cash flows from operating activities:
Consolidated net loss				(1,041,000)	(1,339,000)
Deferred income taxes				$ 1,041,000	$ 1,339,000

Recall Gains (Details) (FDA final order and transition plan relating to Baxter Healthcare Corporation recall, USD $)	1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Jul. 13, 2010
FDA final order and transition plan relating to Baxter Healthcare Corporation recall
Recall gains
Cash refund for single channel pumps						$ 1,500
Cash refund for triple channel pumps						3,000
Period for providing a replacement pump	2 years
Total recalled gains, net of cost		$ 3,200,000	$ 5,600,000	$ 18,600,000	$ 9,500,000

Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 30, 2012
Restructuring
One-time charges resulting in severances, relocations, retirements and changed responsibilities	$ 7
Total restructuring costs incurred	3.5
Payment of restructuring cost	1.1
Liability against restructuring costs	$ 2.4

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts

Schedule II - Valuation and Qualifying Accounts

(in thousands)

	Balance-	Charged to	Charged to	Deductions
	Beginning of	Costs and	Other	from	Balance-End
Description	Period	Expense	Accounts	Reserves	of Period
Allowance for Doubtful Accounts

Year Ended December 31, 2011	$2,000	$906	$82	$1,069	$1,919
Year Ended December 31, 2010	2,450	663	—	1,113	2,000
Year Ended December 31, 2009	2,450	1,546	—	1,546	2,450

Allowance for Inventory Obsolescence

Year Ended December 31, 2011	$839	$(75)	$—	$(281)	$1,045
Year Ended December 31, 2010	782	51	—	(6)	839
Year Ended December 31, 2009	662	(1)	—	(121)	782

Income Tax Valuation Allowance

Year Ended December 31, 2011	$11,958	$3,094	$—	$—	$15,052
Year Ended December 31, 2010	—	11,958	—	—	11,958
Year Ended December 31, 2009	—	—	—	—	—

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts
Activity in valuation and Qualifying Accounts
Balance- Beginning of Period	$ 2,000	$ 2,450	$ 2,450
Charged to Costs and Expense	906	663	1,546
Charged to Other Accounts	82
Deductions from Reserves	1,069	1,113	1,546
Balance- End of Period	1,919	2,000	2,450
Allowance for Inventory Obsolescence
Activity in valuation and Qualifying Accounts
Balance- Beginning of Period	839	782	662
Charged to Costs and Expense	(75)	51	(1)
Deductions from Reserves	(281)	(6)	(121)
Balance- End of Period	1,045	839	782
Income Tax Valuation Allowance
Activity in valuation and Qualifying Accounts
Balance- Beginning of Period	11,958
Charged to Costs and Expense	3,094	11,958
Balance- End of Period	$ 15,052	$ 11,958